UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 3rd Floor

                             Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

Two Greenwich Plaza

3rd Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 to June 30, 2012

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Schedule of Investments	June 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

COMMON STOCKS - 89.5%	SHARES	VALUE (Note 3)
Australia - 3.2%
AGL Energy Ltd.	22,001	$334,343
Alumina Ltd. (a)	37,995	31,164
Ansell Ltd.	5,023	68,274
ASX Ltd.	2,722	83,554
Australia & New Zealand Banking Group Ltd.	28,203	642,467
Boart Longyear Ltd.	90,323	269,196
BHP Billiton Ltd.	52,104	1,697,149
BlueScope Steel Ltd. †(a)	623,272	193,779
Caltex Australia Ltd.	12,553	175,326
CFS Retail Property Trust Group REIT	36,456	72,763
Coca-Cola Amatil Ltd.	4,321	59,381
Commonwealth Bank of Australia	18,007	986,148
Computershare Ltd.	7,001	53,513
CSL Ltd.	9,106	369,355
Dexus Property Group REIT	74,910	71,682
Downer EDI Ltd. †	98,595	318,941
Flight Centre Ltd. (a)	8,441	164,995
Fortescue Metals Group Ltd.	19,404	99,147
Goodman Group REIT	18,724	70,897
GPT Group - In Specie REIT (3)†(b)	96,388	—
GPT Group REIT	29,672	100,367
GrainCorp Ltd. (a)	5,554	54,375
Harvey Norman Holdings Ltd.	6,696	13,464
Incitec Pivot Ltd.	78,566	232,110
Lend Lease Group	8,523	63,386
Macquarie Group Ltd.	15,212	410,783
Metcash Ltd. (a)	10,487	36,331
Mirvac Group REIT	51,825	68,097
Mount Gibson Iron Ltd. (a)	138,284	123,561
Myer Holdings Ltd. (a)	85,162	141,673
National Australia Bank Ltd.	48,217	1,174,451
Newcrest Mining Ltd.	12,358	287,584
Nufarm Ltd.	30,242	157,949
OZ Minerals Ltd.	5,222	42,605
Pacific Brands Ltd. (a)	296,123	152,767
Primary Health Care Ltd.	53,534	162,928
Qantas Airways Ltd. †	77,651	86,266
Rio Tinto Ltd.	2,356	138,314
Sims Metal Management Ltd.	16,005	158,512
Sonic Healthcare Ltd.	25,663	335,648
SP AusNet	199,729	209,318
Stockland REIT	43,746	138,846
Suncorp Group Ltd.	6,114	51,089
TABCORP Holdings Ltd.	122,003	367,911
Telecom Corp of New Zealand Ltd. (a)	109,336	211,253
Telstra Corp. Ltd.	233,573	884,989
Toll Holdings Ltd.	15,831	65,092
Wesfarmers Ltd.	3,579	110,167
Westfield Group REIT	35,184	344,500
Westfield Retail Trust REIT	46,500	136,393
Westpac Banking Corp. (a)	37,383	816,304
Woolworths Ltd.	21,538	592,902

		13,632,009

	SHARES	VALUE (Note 3)
Belgium - 0.6%
Anheuser-Busch InBev NV	24,188	$1,907,013
Umicore SA	16,041	741,657

		2,648,670

Bermuda - 0.3%
Axis Capital Holdings Ltd. (1)	39,100	1,272,705

Canada - 4.3% (1)
Agrium, Inc.	4,100	363,366
Alimentation Couche Tard, Inc., Class B	6,800	296,953
ARC Resources Ltd.	4,700	105,717
Athabasca Oil Corp. †	4,800	52,804
Bank of Montreal	2,980	164,674
Bank of Nova Scotia	3,299	170,896
Barrick Gold Corp.	16,700	629,059
Baytex Energy Corp. (a)	1,900	80,042
BCE, Inc.	7,109	293,130
Bonavista Energy Corp.	1,300	20,328
Brookfield Asset Management, Inc., Class A	8,102	268,263
Brookfield Office Properties, Inc.	2,845	49,797
Canadian Imperial Bank of Commerce	11,300	795,251
Canadian National Railway Co.	12,200	1,031,745
Canadian Oil Sands Ltd.	19,834	384,173
Canadian Tire Corp. Ltd., Class A	2,900	196,201
Cenovus Energy, Inc.	18,100	575,481
CGI Group, Inc., Class A †	3,700	88,929
Crescent Point Energy Corp.	4,600	171,692
Eldorado Gold Corp.	10,600	130,561
Empire Co., Ltd., Class A	3,500	184,471
Enbridge, Inc.	3,400	135,786
Enerplus Corp.	2,951	37,913
Ensign Energy Services, Inc.	14,600	200,766
Finning International, Inc.	17,900	416,336
Franco-Nevada Corp.	2,100	94,965
Goldcorp, Inc.	12,788	481,450
Great-West Lifeco, Inc.	3,145	68,176
Husky Energy, Inc.	34,000	849,916
IAMGOLD Corp.	32,000	378,430
Imperial Oil Ltd.	21,900	916,139
Inmet Mining Corp.	1,880	77,058
Intact Financial Corp.	2,600	161,884
Ivanhoe Mines Ltd. †	4,885	48,173
Magna International, Inc.	14,634	577,972
MEG Energy Corp. †	2,000	71,683
National Bank of Canada	5,814	415,563
New Gold, Inc. †	7,000	66,762
Nexen, Inc.	40,600	687,500
Niko Resources Ltd.	700	9,227
Onex Corp.	8,300	322,266
Open Text Corp. †	900	45,093
Osisko Mining Corp. †	5,500	37,816
Penn West Petroleum Ltd.	7,500	100,629
Petrobank Energy & Resources Ltd. †	1,600	16,988
Power Corp. of Canada	4,746	111,506
Research In Motion Ltd. †	7,500	55,545
RioCan Real Estate Investment Trust REIT (a)	2,100	57,136

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	1

Schedule of Investments	June 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Canada - 4.3% (1) (continued)
Royal Bank of Canada	35,224	$1,804,620
Russel Metals, Inc.	6,600	162,780
Silver Wheaton Corp.	5,300	142,482
Sun Life Financial, Inc.	42,800	931,166
Suncor Energy, Inc.	20,482	592,270
Teck Resources Ltd., Class B	3,993	123,661
TMX Group, Inc.	1,200	54,690
Toronto-Dominion Bank/The	8,012	627,047
Tourmaline Oil Corp. †	1,900	50,164
TransCanada Corp.	11,100	465,217
Valeant Pharmaceuticals International, Inc. †	4,574	205,181
Vermilion Energy, Inc.	1,500	67,729
Viterra, Inc.	5,900	93,591
Yamana Gold, Inc.	12,000	185,168

		18,001,977

Colombia - 0.0% (c)
Pacific Rubiales Energy Corp. (1)	7,600	160,943

Denmark - 0.7%
AP Moeller - Maersk A/S, Class B	1	6,558
Coloplast A/S, Class B	2,694	484,402
Danske Bank A/S †	10,597	147,345
DSV A/S	14,561	288,716
Novo Nordisk A/S, Class B	13,544	1,964,379

		2,891,400

Finland - 0.4%
Kone OYJ, Class B	5,983	361,333
Metso OYJ	36,926	1,273,177

		1,634,510

France - 3.0%
Accor SA	6,811	213,439
Arkema SA	6,498	426,063
AtoS	3,586	214,454
AXA SA	30,119	402,652
BNP Paribas SA	16,706	644,095
Bouygues SA	21,050	564,848
Christian Dior SA	1,281	176,172
Cie Generale des Etablissements Michelin	12,464	815,474
Danone SA	10,243	636,568
Dassault Systemes SA (a)	2,905	272,552
Edenred	10,876	308,327
Eiffage SA	7,656	247,416
European Aeronautic Defence and Space Co. NV	6,605	234,416
Klepierre REIT	1,740	57,183
PPR	4,081	581,671
Publicis Groupe SA (a)	2,961	135,417
Renault SA	9,073	362,308
Safran SA	2,688	99,823
Sanofi	26,147	1,979,350
SES SA FDR	1,045	24,708
Societe BIC SA	3,987	411,857
Societe Generale SA †	10,937	256,468
Suez Environnement Co.	13,479	144,933
Total SA	45,416	2,044,126

	SHARES	VALUE (Note 3)
France - 3.0% (continued)
Unibail-Rodamco SE REIT	1,690	$311,315
Vinci SA	3,951	184,651
Vivendi SA	53,624	996,382

		12,746,668

Germany - 2.8%
Adidas AG	10,466	750,182
BASF SE	18,509	1,287,013
Bayer AG	10,917	786,672
Bayerische Motoren Werke AG	9,392	679,679
Brenntag AG	2,568	284,194
Continental AG	8,322	693,729
Daimler AG	12,534	563,271
Deutsche Bank AG	31,151	1,124,341
Deutsche Post AG	83,272	1,473,371
E.ON AG	34,185	738,708
Fresenius SE & Co. KGaA	1,761	182,330
GEA Group AG	6,300	167,913
Hannover Rueckversicherung AG	6,957	414,418
Infineon Technologies AG	10,961	74,186
Kabel Deutschland Holding AG †	2,604	162,281
Merck KGaA	11,144	1,112,912
RWE AG	5,314	217,314
Salzgitter AG	4,820	198,416
SAP AG	14,749	873,369

		11,784,299

Hong Kong - 1.1%
AIA Group Ltd.	110,200	380,637
ASM Pacific Technology Ltd. (a)	2,982	38,117
BOC Hong Kong Holdings Ltd.	68,500	210,874
Cheung Kong Holdings Ltd.	39,201	483,987
Cheung Kong Infrastructure Holdings Ltd.	5,749	34,803
Chinese Estates Holdings Ltd.	13,000	15,056
CLP Holdings Ltd.	45,511	386,791
First Pacific Co., Ltd.	34,000	35,267
Foxconn International Holdings Ltd. †	32,101	11,727
Hang Lung Group Ltd.	11,791	72,906
Hang Seng Bank Ltd.	57	784
HKT Trust/HKT Ltd.	842	661
Hong Kong & China Gas Co., Ltd.	89,200	189,488
Hong Kong Exchanges and Clearing Ltd. (a)	16,169	232,652
Hopewell Holdings Ltd.	42,195	120,795
Hutchison Whampoa Ltd.	25,489	221,089
Hysan Development Co., Ltd.	54,823	208,975
Kerry Properties Ltd.	52,500	225,917
Li & Fung Ltd.	73,468	142,253
Lifestyle International Holdings Ltd.	46,500	102,463
Link REIT/The REIT	34,329	140,710
Mongolia Energy Corp. Ltd. †	885	48
New World Development Co., Ltd.	58,173	68,549
NWS Holdings Ltd.	19,500	28,520
PCCW Ltd.	65,406	24,122
Sands China Ltd.	38,400	123,534
Sino Land Co., Ltd.	118,000	179,179
SJM Holdings Ltd.	149,000	279,192
Sun Hung Kai Properties Ltd.	14,022	166,707

The accompanying notes are an integral part of these financial statements.	(Continued)

2	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Hong Kong - 1.1% (continued)
Swire Pacific Ltd., Class A	11,818	$137,453
Swire Properties Ltd.	72	217
Television Broadcasts Ltd.	442	3,081
Wharf Holdings Ltd.	604	3,359
Wheelock & Co., Ltd.	844	3,207
Wing Hang Bank Ltd.	3,000	29,171
Wynn Macau Ltd. (a)	100,000	235,970
Yue Yuen Industrial Holdings Ltd.	73,623	231,475

		4,769,736

Ireland - 0.2%
Accenture PLC, Class A (1)	12,400	745,116
James Hardie Industries SE CDI	4,289	35,363

		780,479

Italy - 1.1%
Assicurazioni Generali SpA	18,525	251,177
Enel SpA (a)	243,861	787,393
Eni SpA	68,444	1,454,103
Intesa Sanpaolo SpA	181,257	257,974
Prysmian SpA	19,581	292,071
Telecom Italia SpA	1,133,228	1,119,791
Tenaris SA	13,412	235,862
UniCredit SpA †	67,592	256,282

		4,654,653

Japan - 8.0%
Ajinomoto Co., Inc.	36,000	501,033
Alfresa Holdings Corp.	2,500	132,806
Amada Co., Ltd.	48,000	284,008
Asahi Glass Co., Ltd.	236	1,592
Asahi Kasei Corp.	78,000	422,808
Astellas Pharma, Inc.	17,600	768,041
Azbil Corp.	6,000	122,973
Brother Industries Ltd.	33,400	382,398
Canon, Inc. (a)	9,045	360,991
Casio Computer Co., Ltd. (a)	45,000	295,067
Central Japan Railway Co.	79	622,194
Chiyoda Corp. (a)	32,000	392,075
Chubu Electric Power Co., Inc.	8,954	145,195
Credit Saison Co., Ltd.	75	1,668
Daicel Corp.	40,000	246,063
Daido Steel Co., Ltd.	49,000	305,345
Daihatsu Motor Co., Ltd.	1,000	17,507
Dainippon Sumitomo Pharma Co., Ltd.	10,100	103,195
Daito Trust Construction Co., Ltd.	1,586	150,340
Daiwa House Industry Co., Ltd.	8,151	115,621
Dentsu, Inc.	3,500	103,743
DIC Corp.	495	965
East Japan Railway Co.	1,812	113,778
FANUC Corp.	400	65,752
Fuji Electric Co., Ltd.	87,000	212,226
Fuji Heavy Industries Ltd.	39,733	321,920
FUJIFILM Holdings Corp.	44	834
Fujitsu Ltd.	11,115	53,193
Fukuoka Financial Group, Inc.	36,000	140,577
Furukawa Electric Co., Ltd.	112,000	264,911
Hakuhodo DY Holdings, Inc.	3,310	219,655

	SHARES	VALUE (Note 3)
Japan - 8.0% (continued)
Hino Motors Ltd.	975	$7,057
Hitachi High-Technologies Corp.	10,758	264,905
Hitachi Ltd.	29,000	178,809
Honda Motor Co., Ltd.	13,597	474,475
Hoya Corp.	6	132
Idemitsu Kosan Co., Ltd.	300	26,910
IHI Corp.	198,000	423,520
Isetan Mitsukoshi Holdings Ltd.	27,000	286,858
Isuzu Motors Ltd.	48,000	257,106
ITOCHU Corp.	27,288	286,815
J Front Retailing Co., Ltd.	26,000	130,690
Japan Petroleum Exploration Co.	6,700	255,097
Japan Real Estate Investment Corp. REIT	7	64,181
Japan Retail Fund Investment Corp. REIT	18	28,553
Japan Tobacco, Inc.	27,800	823,593
JGC Corp.	18,000	521,844
JTEKT Corp.	30,388	314,626
JX Holdings, Inc.	14	72
Kajima Corp.	88,000	258,362
Kaneka Corp.	354	1,958
Kao Corp.	6,800	187,533
KDDI Corp.	28	180,626
Keisei Electric Railway Co., Ltd.	41,461	350,243
Kinden Corp.	5,284	34,607
Kobe Steel Ltd.	759	913
Koito Manufacturing Co., Ltd.	27,000	378,320
Konica Minolta Holdings, Inc.	60,500	476,616
Kubota Corp.	343	3,170
Kuraray Co., Ltd.	10,400	134,778
Makita Corp.	46	1,614
Marubeni Corp.	63,000	419,763
Medipal Holdings Corp.	13,800	195,478
Miraca Holdings, Inc.	7,828	325,006
Mitsubishi Corp.	3,236	65,413
Mitsubishi Estate Co., Ltd.	18,764	336,641
Mitsubishi Heavy Industries, Ltd.	32,000	130,085
Mitsubishi Motors Corp. †	71,000	71,595
Mitsubishi UFJ Financial Group, Inc.	264,649	1,267,901
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,968	248,243
Mitsui & Co., Ltd.	38,089	565,997
Mitsui Chemicals, Inc.	99,000	247,914
Mitsui Fudosan Co., Ltd.	17,598	341,451
Mitsumi Electric Co., Ltd. †	40	284
Mizuho Financial Group, Inc.	362,741	612,758
Namco Bandai Holdings, Inc.	29,400	403,182
NEC Corp. †	51,000	79,356
NGK Spark Plug Co., Ltd.	8,000	105,668
NHK Spring Co., Ltd.	15,200	164,142
Nippon Building Fund, Inc. REIT	8	77,349
Nippon Kayaku Co., Ltd.	546	5,139
Nippon Meat Packers, Inc.	97	1,284
Nippon Telegraph & Telephone Corp.	7,948	370,619
Nippon Yusen KK	86,000	227,457
Nishi-Nippon City Bank Ltd./The	57,363	139,271
Nissan Motor Co., Ltd.	10,100	95,907
Nisshin Steel Co., Ltd.	212,000	297,563
Nitto Denko Corp.	5,594	239,673

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	3

Schedule of Investments	June 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 8.0% (continued)
Nomura Holdings, Inc.	106,400	$397,781
NSK Ltd.	26,000	168,467
Obayashi Corp.	77,000	338,134
OJI Paper Co., Ltd.	682	2,613
Omron Corp.	31	657
ORIX Corp.	1,599	149,020
Osaka Gas Co., Ltd.	129,446	542,342
Otsuka Corp.	1,100	93,646
Otsuka Holdings Co., Ltd.	2,200	67,530
Pacific Metals Co., Ltd.	720	2,962
Rengo Co., Ltd.	884	5,519
Resona Holdings, Inc.	125,600	517,419
Sapporo Hokuyo Holdings, Inc.	68	211
Seiko Epson Corp.	7,900	80,170
Seino Holdings Co., Ltd.	11,100	74,360
Sekisui Chemical Co., Ltd.	52,000	483,119
Sekisui House Ltd.	9,000	84,978
Seven & I Holdings Co., Ltd.	25,030	754,538
Shimamura Co., Ltd.	1,800	207,999
Shinsei Bank Ltd.	354,000	430,677
Shionogi & Co., Ltd.	19,100	259,699
Showa Denko KK	65,000	126,284
Softbank Corp.	2,400	89,337
Sojitz Corp.	168,216	278,322
Sony Corp.	17	243
Sumco Corp. †	5,300	48,212
Sumitomo Corp.	44,500	622,635
Sumitomo Heavy Industries Ltd.	97,000	436,787
Sumitomo Metal Industries Ltd.	36,493	60,199
Sumitomo Metal Mining Co., Ltd.	29,000	326,804
Sumitomo Mitsui Financial Group, Inc.	25,649	847,313
Sumitomo Mitsui Trust Holdings, Inc.	80,000	239,090
Sumitomo Realty & Development Co., Ltd.	5,624	138,330
Suzuken Co., Ltd.	5,500	185,660
Suzuki Motor Corp.	22,000	451,723
T&D Holdings, Inc.	22,900	243,951
Taisei Corp.	169,000	452,971
Takashimaya Co., Ltd.	11,000	84,547
Takeda Pharmaceutical Co., Ltd.	3,769	171,120
Tohoku Electric Power Co., Inc. †	6,900	69,330
Tokai Rika Co., Ltd.	65	1,077
Tokyo Electric Power Co., Inc †	26,870	52,009
Tokyo Gas Co., Ltd.	44,000	224,885
Tokyu Land Corp.	5,000	24,819
Tosoh Corp.	152,000	414,532
Toyo Seikan Kaisha Ltd.	7,600	92,235
Toyota Boshoku Corp.	18,000	218,746
Toyota Motor Corp.	34,041	1,373,970
Toyota Tsusho Corp.	13,600	259,971
USS Co., Ltd.	3,205	345,825
West Japan Railway Co.	13,900	571,818
Yamaha Corp.	24,000	246,975
Yamaha Motor Co., Ltd.	10,500	100,544

		33,719,701

Netherlands - 1.7%
ASML Holding NV	10,947	562,195
Corio NV REIT	1,041	45,833

	SHARES	VALUE (Note 3)
Netherlands - 1.7% (continued)
DE Master Blenders 1753 NV †	8,136	$91,738
ING Groep NV CVA †	60,387	404,841
Koninklijke Ahold NV	108,713	1,346,661
Koninklijke DSM NV	13,315	656,423
Koninklijke Philips Electronics NV	41,172	811,323
LyondellBasell Industries NV, Class A (1)	60,300	2,428,281
Unilever NV CVA	24,960	833,800

		7,181,095

Singapore - 0.7%
Ascendas Real Estate Investment Trust REIT	22,478	38,346
CapitaMall Trust REIT	34,494	52,248
ComfortDelGro Corp. Ltd.	179,000	219,198
DBS Group Holdings Ltd.	41,054	453,470
Flextronics International Ltd. (1)†	30,800	190,960
Global Logistic Properties Ltd. †	29,000	48,278
Golden Agri-Resources Ltd.	321,000	171,438
Hutchison Port Holdings Trust, Class U	83,000	59,329
Jardine Cycle & Carriage Ltd.	4,291	158,150
Keppel Corp. Ltd.	23,000	188,428
Keppel Land Ltd.	62,000	159,549
Oversea-Chinese Banking Corp. Ltd.	21,422	149,802
SembCorp Industries Ltd.	11,777	48,204
Singapore Exchange Ltd.	10,967	55,096
Singapore Technologies Engineering Ltd.	25,103	61,886
Singapore Telecommunications Ltd.	129,635	339,483
StarHub Ltd.	7,476	20,263
United Overseas Bank Ltd.	21,201	314,825
UOL Group Ltd.	10,340	40,532
Yangzijiang Shipbuilding Holdings Ltd. (a)	215,404	172,744

		2,942,229

Spain - 0.8%
Amadeus IT Holding SA, A Shares	55,158	1,168,590
Banco Bilbao Vizcaya Argentaria SA	68,218	487,169
Banco Santander SA	139,823	924,965
Bankinter SA (a)	86,593	298,730
Gas Natural SDG SA	31,292	401,779

		3,281,233

Sweden - 0.9%
Boliden AB	8,196	114,366
Electrolux AB, Series B	8,129	161,770
Investor AB, B Shares	9,034	172,488
Nordea Bank AB	59,245	510,570
Scania AB, B Shares	15,138	259,423
SKF AB, B Shares	10,868	214,230
Svenska Cellulosa AB, B Shares	54,120	811,987
Swedbank AB, A Shares	28,124	443,064
Swedish Match AB	26,997	1,088,129
TeliaSonera AB	34,247	218,795

		3,994,822

Switzerland - 3.3%
ABB Ltd. †	32,755	534,830
ACE Ltd. (1)	2,800	207,564
Adecco SA †	4,888	217,369

The accompanying notes are an integral part of these financial statements.	(Continued)

4	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Switzerland - 3.3% (continued)
Compagnie Financiere Richemont SA, Class A	18,369	$1,008,638
Holcim Ltd. †	12,110	670,961
Nestle SA	28,490	1,700,223
Novartis AG	55,589	3,108,054
Roche Holding AG	22,012	3,802,199
Syngenta AG	3,679	1,259,414
Transocean Ltd.	6,407	287,313
UBS AG †	15,095	176,644
Zurich Insurance Group AG †	3,493	789,851

		13,763,060

United Kingdom - 8.5%
Anglo American PLC	31,900	1,048,404
ARM Holdings PLC	21,703	171,944
AstraZeneca PLC	33,542	1,498,913
Aviva PLC	13,302	56,959
Babcock International Group PLC	36,444	488,105
BAE Systems PLC	204,941	929,127
Barclays PLC	367,700	939,566
BHP Billiton PLC	35,178	999,844
BP PLC	241,809	1,614,848
British American Tobacco PLC	56,922	2,893,913
British Land Co. PLC REIT	13,261	106,187
British Sky Broadcasting Group PLC	73,481	801,082
BT Group PLC	154,901	513,269
Burberry Group PLC	13,927	289,971
Capital Shopping Centres Group PLC REIT	6,502	32,847
Experian PLC	27,889	393,462
GlaxoSmithKline PLC	133,531	3,033,028
Glencore International PLC	14,355	66,567
Hammerson PLC REIT	10,329	71,737
HSBC Holdings PLC	389,136	3,429,003
Imperial Tobacco Group PLC	54,894	2,114,969
Intermediate Capital Group PLC	43,249	183,298
International Power PLC (3)(b)	24,464	160,154
ITV PLC	240,490	289,380
J Sainsbury PLC	19,295	91,191
Johnson Matthey PLC	3,427	118,848
Kazakhmys PLC	3,856	43,719
Kingfisher PLC	11,333	51,123
Land Securities Group PLC REIT	12,541	145,299
Legal & General Group PLC	136,840	273,580
National Grid PLC	57,009	604,183
Next PLC	13,849	695,388
Randgold Resources Ltd.	1,514	135,930
Reed Elsevier PLC	20,306	162,756
Resolution Ltd.	24,269	74,655
Rexam PLC	13,971	92,208
Rio Tinto PLC	21,503	1,021,901
Royal Bank of Scotland Group PLC †	171,718	581,667
Royal Dutch Shell PLC, A Shares	59,129	1,992,231
Royal Dutch Shell PLC, B Shares	53,762	1,877,569
RSA Insurance Group PLC	524,927	891,110
Sage Group PLC/The	21,831	95,015
Segro PLC REIT	13,080	44,563
Smith & Nephew PLC	9,045	90,472

	SHARES	VALUE (Note 3)
United Kingdom - 8.5% (continued)
Tesco PLC	310,115	$1,507,104
TUI Travel PLC	194,118	516,063
Tullow Oil PLC	14,217	328,591
Vodafone Group PLC	250,556	704,252
Wolseley PLC	28,685	1,069,166
Xstrata PLC	28,345	356,393

		35,691,554

United States - 47.9% (1)
3M Co.	11,700	1,048,320
Abbott Laboratories	42,484	2,738,943
Accenture PLC, Class A	11,574	695,482
ACE Ltd.	16,496	1,222,848
Advance Auto Parts, Inc.	13,400	914,148
Aetna, Inc.	7,600	294,652
Aflac, Inc.	20,100	856,059
Agilent Technologies, Inc.	11,100	435,564
Alcoa, Inc.	55,900	489,125
Allstate Corp./The	10,000	350,900
Altria Group, Inc.	50,696	1,751,547
Ameren Corp.	13,100	439,374
American Electric Power Co., Inc.	9,100	363,090
American Tower Corp. REIT	7,800	545,298
Ameriprise Financial, Inc.	20,500	1,071,330
AmerisourceBergen Corp.	1,900	74,765
Amgen, Inc.	16,349	1,194,131
Annaly Capital Management, Inc. REIT	14,918	250,324
Apollo Group, Inc., Class A †	8,500	307,615
Apple, Inc. †	12,828	7,491,552
Archer-Daniels-Midland Co.	60,633	1,789,886
Assurant, Inc.	22,900	797,836
AT&T, Inc.	144,997	5,170,593
AvalonBay Communities, Inc. REIT	1,311	185,480
Avery Dennison Corp.	7,300	199,582
Avnet, Inc. †	5,500	169,730
Bank of America Corp.	51,938	424,853
Bank of New York Mellon Corp/The	51,100	1,121,645
Becton Dickinson and Co.	4,786	357,753
Bed Bath & Beyond, Inc. †	700	43,260
Berkshire Hathaway, Inc., Class B †	13,150	1,095,789
Best Buy Co., Inc.	46,000	964,160
BlackRock, Inc.	500	84,910
Boeing Co./The	7,600	564,680
Boston Properties, Inc. REIT	2,763	299,426
Boston Scientific Corp. †	126,400	716,688
Bristol-Myers Squibb Co.	23,832	856,760
Bunge Ltd.	30,300	1,901,022
CA, Inc.	7,700	208,593
Capital One Financial Corp.	3,800	207,708
Cardinal Health, Inc.	26,000	1,092,000
CF Industries Holdings, Inc.	5,300	1,026,822
Chevron Corp.	47,800	5,042,900
Chubb Corp./The	6,649	484,180
Cisco Systems, Inc.	108,489	1,862,756
Citigroup, Inc.	59,219	1,623,193
Cliffs Natural Resources, Inc.	13,700	675,273
Coca-Cola Co./The	32,880	2,570,887
Colgate-Palmolive Co.	1,828	190,295

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	5

Schedule of Investments	June 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United States - 47.9% (1) (continued)
Comcast Corp., Class A	31,600	$1,010,252
Comerica, Inc.	6,000	184,260
ConAgra Foods, Inc.	46,074	1,194,699
ConocoPhillips	35,175	1,965,579
Covidien PLC	7,500	401,250
CSX Corp.	10,194	227,938
Cummins, Inc.	12,200	1,182,302
CVS Caremark Corp.	40,200	1,878,546
Deere & Co.	6,600	533,742
Dell, Inc. †	103,000	1,289,560
Devon Energy Corp.	17,690	1,025,843
DIRECTV, Class A †	13,869	677,085
Discover Financial Services	15,000	518,700
DISH Network Corp., Class A	35,174	1,004,218
DTE Energy Co.	17,400	1,032,342
Edison International	12,156	561,607
Electronic Arts, Inc. †	16,800	207,480
Eli Lilly & Co.	54,400	2,334,304
Energizer Holdings, Inc. †	3,500	263,375
Entergy Corp.	13,700	930,093
Equity Residential REIT	4,548	283,613
Everest Re Group Ltd.	17,600	1,821,424
Exxon Mobil Corp.	97,189	8,316,463
Fidelity National Information Services, Inc.	8,500	289,680
Fifth Third Bancorp	94,400	1,264,960
Ford Motor Co.	47,100	451,689
Forest Laboratories, Inc. †	7,786	272,432
Freeport-McMoRan Copper & Gold, Inc.	22,600	769,982
GameStop Corp., Class A	72,700	1,334,772
Gap, Inc./The	47,219	1,291,912
General Electric Co.	165,602	3,451,146
General Growth Properties, Inc. REIT	8,100	146,529
Goldman Sachs Group, Inc./The	4,200	402,612
Google, Inc., Class A †	4,602	2,669,482
Hartford Financial Services Group, Inc.	27,200	479,536
Hasbro, Inc.	8,200	277,734
HCP, Inc. REIT	472	20,839
Health Care REIT, Inc. REIT	2,485	144,875
Hess Corp.	12,900	560,505
Hewlett-Packard Co.	59,852	1,203,624
Hillshire Brands Co.	1,627	47,173
HollyFrontier Corp.	5,900	209,037
Home Depot, Inc./The	19,706	1,044,221
Honeywell International, Inc.	9,802	547,344
Host Hotels & Resorts, Inc. REIT	9,300	147,126
Humana, Inc.	17,000	1,316,480
Ingersoll-Rand PLC	26,800	1,130,424
Intel Corp.	87,867	2,341,656
International Business Machines Corp.	15,923	3,114,220
International Paper Co.	13,200	381,612
Invesco Ltd.	9,300	210,180
Johnson & Johnson	75,016	5,068,081
JPMorgan Chase & Co.	85,373	3,050,377
KeyCorp	231,200	1,789,488
Kimberly-Clark Corp.	25,563	2,141,413
Kimco Realty Corp. REIT	6,500	123,695
KLA-Tencor Corp.	12,200	600,850

	SHARES	VALUE (Note 3)
United States - 47.9% (1) (continued)
Kohl’s Corp.	10,200	$463,998
Kraft Foods, Inc., Class A	28,821	1,113,067
L-3 Communications Holdings, Inc.	12,753	943,850
Life Technologies Corp. †	4,800	215,952
Lincoln National Corp.	37,300	815,751
Lockheed Martin Corp.	12,943	1,127,076
Loews Corp.	25,600	1,047,296
Lowe’s Cos., Inc.	18,500	526,140
LSI Corp. †	40,500	257,985
Macerich Co./The REIT	2,100	124,005
Macy’s, Inc.	2,800	96,180
Manpower, Inc.	4,400	161,260
Marathon Oil Corp.	61,029	1,560,512
Marriott International, Inc., Class A	15,000	588,000
Marvell Technology Group Ltd.	97,700	1,102,056
McDonald’s Corp.	20,525	1,817,078
McGraw-Hill Cos., Inc./The	8,100	364,500
Medtronic, Inc.	6,082	235,556
Merck & Co., Inc.	75,219	3,140,393
MetroPCS Communications, Inc. †	33,900	205,095
MGM Resorts International †	17,400	194,184
Microsoft Corp.	125,050	3,825,279
Monsanto Co.	16,000	1,324,480
Murphy Oil Corp.	17,894	899,889
Nabors Industries Ltd. †	33,000	475,200
National Oilwell Varco, Inc.	6,300	405,972
Newmont Mining Corp.	5,161	250,360
News Corp., Class A	97,700	2,177,733
Norfolk Southern Corp.	9,323	669,112
Northrop Grumman Corp.	35,479	2,263,205
Occidental Petroleum Corp.	5,590	479,454
Omnicare, Inc.	22,100	690,183
Owens-Illinois, Inc. †	29,000	555,930
Parker Hannifin Corp.	8,700	668,856
PepsiCo, Inc.	20,772	1,467,750
Pfizer, Inc.	174,143	4,005,289
Philip Morris International, Inc.	43,493	3,795,199
Plains Exploration & Production Co. †	6,400	225,152
PNC Financial Services Group, Inc.	22,500	1,374,975
PPG Industries, Inc.	9,500	1,008,140
Procter & Gamble Co./The	68,108	4,171,615
Prologis, Inc. REIT	5,980	198,715
Prudential Financial, Inc.	1,700	82,331
Public Service Enterprise Group, Inc.	10,500	341,250
Public Storage REIT	2,869	414,312
Raytheon Co.	16,767	948,845
Reynolds American, Inc.	9,374	420,611
Sears Holdings Corp. †	10,900	650,730
Simon Property Group, Inc. REIT	5,842	909,366
SLM Corp.	58,700	922,177
Southwest Airlines Co.	19,200	177,024
St Jude Medical, Inc.	26,400	1,053,624
Symantec Corp. †	56,400	824,004
Target Corp.	16,800	977,592
TE Connectivity Ltd.	19,860	633,733
Time Warner, Inc.	22,266	857,241
Total System Services, Inc.	9,600	229,728

The accompanying notes are an integral part of these financial statements.	(Continued)

6	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United States - 47.9% (1) (continued)
Travelers Cos., Inc./The	27,201	$1,736,512
Tyson Foods, Inc., Class A	97,500	1,835,925
United States Steel Corp.	50,500	1,040,300
United Technologies Corp.	17,449	1,317,923
UnitedHealth Group, Inc.	7,700	450,450
Unum Group	56,709	1,084,843
URS Corp.	16,500	575,520
US Bancorp	18,100	582,096
Ventas, Inc. REIT	4,800	302,976
Verizon Communications, Inc.	66,912	2,973,569
Viacom, Inc., Class B	6,637	312,072
Visa, Inc., Class A	7,500	927,225
Vornado Realty Trust REIT	2,748	230,777
Walgreen Co.	1,640	48,511
Wal-Mart Stores, Inc.	62,205	4,336,933
Warner Chilcott PLC, Class A †	14,500	259,840
Waste Management, Inc.	2,373	79,258
WellPoint, Inc.	17,791	1,134,888
Wells Fargo & Co.	83,370	2,787,893
Western Digital Corp. †	22,400	682,752
Weyerhaeuser Co. REIT	8,600	192,296
Whiting Petroleum Corp. †	5,500	226,160
Xerox Corp.	41,000	322,670
Zimmer Holdings, Inc.	15,200	978,272

		202,298,739

TOTAL COMMON STOCKS (cost $340,669,276)		377,850,482

PREFERRED STOCKS - 0.3%

Germany - 0.3%
ProSiebenSat.1 Media AG	32,425	726,879
Volkswagen AG	2,748	435,360

TOTAL PREFERRED STOCKS (cost $1,042,322)		1,162,239

RIGHTS - 0.0% (c)

Canada - 0.0% (c)(1)
Ivanhoe Mines Ltd., expires 7/19/12 † (cost $—)	4,885	4,414

MONEY MARKET FUNDS - 6.6%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.170% (d)(e)	590,500	590,500
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d)	27,364,110	27,364,110

TOTAL MONEY MARKET FUNDS (cost $27,954,610)		27,954,610

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.7%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.170% (d)(f) (cost $2,790,518)	2,790,518	2,790,518

	SHARES	VALUE (Note 3)
TOTAL INVESTMENTS - 97.1% (cost $372,456,726)		$409,762,263

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9% (g)		12,202,034

NET ASSETS - 100.0%		$421,964,297

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$38,459,935	9.1%
Consumer Staples	48,997,352	11.6
Energy	37,437,870	8.9
Financials	72,360,043	17.2
Health Care	50,710,883	12.0
Industrials	41,174,233	9.8
Information Technology	37,754,578	8.9
Materials	28,895,288	6.8
Telecommunication Services	14,316,229	3.4
Utilities	8,910,724	2.1
Money Market Funds	30,745,128	7.3

Total Investments	409,762,263	97.1
Other Assets in Excess of Liabilities (g)	12,202,034	2.9

Net Assets	$421,964,297	100.0%

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $2,637,745; cash collateral of $2,790,518 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at June 30, 2012 using procedures approved by the Board of Trustees. The total value of positions fair valued was $160,154 or 0.0% of total net assets.
(c)	Represents less than 0.05 percent of net assets.
(d)	Represents annualized seven-day yield as of June 30, 2012.
(e)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange, futures and swap contracts.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CDI - Chess Depository Interest

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	7

Schedule of Investments	June 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contract outstanding as of June 30, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index Futures	9/21/2012	CHF	12,197,490	$299,546

Money Market Fund investment pledged as collateral for total return swap contract is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at June 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
592	CAC40 10 Euro Futures	July 20, 2012	$22,675,469	$23,913,698	$1,238,229
55	DAX Index Futures	September 21, 2012	10,644,129	11,156,411	512,282
347	FTSE 100 Index Futures	September 21, 2012	29,438,327	30,014,966	576,639
38	FTSE/MIB Index Futures	September 21, 2012	3,078,274	3,437,401	359,127
103	IBEX 35 Index Futures	July 20, 2012	8,380,808	9,105,876	725,068
10	MSCI Singapore Index Futures	July 30, 2012	512,819	524,334	11,515
195	OMXS30 Index Futures	July 20, 2012	2,766,909	2,900,002	133,093
47	TOPIX Index Futures	September 13, 2012	4,182,139	4,521,549	339,410

			81,678,874	85,574,237	3,895,363

Short Contracts:
16	Amsterdam Index Futures	July 20, 2012	(1,179,075)	(1,244,240)	(65,165)
28	Hang Seng Index Futures	July 30, 2012	(3,429,137)	(3,509,767)	(80,630)
46	S&P 500 E-Mini Futures	September 21, 2012	(3,023,251)	(3,119,720)	(96,469)
166	S&P/Toronto Stock Exchange 60 Index Futures	September 20, 2012	(21,137,843)	(21,568,097)	(430,254)
296	SPI 200 Index Futures	September 20, 2012	(30,999,714)	(30,727,312)	272,402

			(59,769,020)	(60,169,136)	(400,116)

			$21,909,854	$25,405,101	$3,495,247

Cash held as collateral with broker for futures contracts was $7,953,563 at June 30, 2012.

Forward foreign currency exchange contracts outstanding as of June 30, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	AUD	12,531,000	$12,504,918	$12,731,195	$226,277
Canadian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	CAD	1,840,000	1,792,706	1,804,072	11,366
Swiss Franc, Expiring 09/19/12	The Royal Bank of Scotland	CHF	6,760,000	7,072,598	7,136,855	64,257
Danish Krone, Expiring 09/19/12	The Royal Bank of Scotland	DKK	959,000	162,910	163,595	685
Euro, Expiring 09/19/12	The Royal Bank of Scotland	EUR	9,140,000	11,394,357	11,575,581	181,224
British Pound, Expiring 09/19/12	The Royal Bank of Scotland	GBP	29,669,000	45,858,398	46,456,253	597,855

The accompanying notes are an integral part of these financial statements.	(Continued)

8	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 09/19/12	The Royal Bank of Scotland	HKD	4,873,000	$627,649	$628,300	$651
Israeli Shekel, Expiring 09/19/12	The Royal Bank of Scotland	ILS	4,227,000	1,087,401	1,077,896	(9,505)
Japanese Yen, Expiring 09/19/12	The Royal Bank of Scotland	JPY	634,925,000	8,061,817	7,951,773	(110,044)
Norwegian Krone, Expiring 09/19/12	The Royal Bank of Scotland	NOK	332,295,000	54,672,298	55,696,552	1,024,254
New Zealand Dollar, Expiring 09/19/12	The Royal Bank of Scotland	NZD	20,878,000	16,373,004	16,622,373	249,369
Swedish Krona, Expiring 09/19/12	The Royal Bank of Scotland	SEK	380,967,000	53,112,925	54,915,124	1,802,199
Singapore Dollar, Expiring 09/19/12	The Royal Bank of Scotland	SGD	655,000	513,326	517,123	3,797

				213,234,307	217,276,692	4,042,385

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	AUD	(34,075,000)	$(33,206,266)	$(34,619,382)	$(1,413,116)
Canadian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	CAD	(21,456,000)	(20,740,075)	(21,037,049)	(296,974)
Swiss Franc, Expiring 09/19/12	The Royal Bank of Scotland	CHF	(42,294,000)	(44,087,697)	(44,651,801)	(564,104)
Danish Krone, Expiring 09/19/12	The Royal Bank of Scotland	DKK	(6,093,000)	(1,034,457)	(1,039,397)	(4,940)
Euro, Expiring 09/19/12	The Royal Bank of Scotland	EUR	(59,867,000)	(74,985,555)	(75,820,057)	(834,502)
British Pound, Expiring 09/19/12	The Royal Bank of Scotland	GBP	(3,614,000)	(5,609,104)	(5,658,866)	(49,762)
Hong Kong Dollar, Expiring 09/19/12	The Royal Bank of Scotland	HKD	(1,869,000)	(240,882)	(240,979)	(97)
Israeli Shekel, Expiring 09/19/12	The Royal Bank of Scotland	ILS	(234,000)	(60,246)	(59,671)	575
Japanese Yen, Expiring 09/19/12	The Royal Bank of Scotland	JPY	(3,915,875,000)	(49,544,377)	(49,042,250)	502,127
Norwegian Krone, Expiring 09/19/12	The Royal Bank of Scotland	NOK	(24,318,000)	(4,036,316)	(4,075,983)	(39,667)
New Zealand Dollar, Expiring 09/19/12	The Royal Bank of Scotland	NZD	(10,012,000)	(7,573,567)	(7,971,223)	(397,656)
Swedish Krona, Expiring 09/19/12	The Royal Bank of Scotland	SEK	(6,535,000)	(905,672)	(941,998)	(36,326)
Singapore Dollar, Expiring 09/19/12	The Royal Bank of Scotland	SGD	(32,000)	(24,880)	(25,264)	(384)

				(242,049,094)	(245,183,920)	(3,134,826)

				$(28,814,787)	$(27,907,228)	$907,559

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $590,500.

AUD - Australian Dollar

CAD - Canadian Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	9

Schedule of Investments	June 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

The accompanying notes are an integral part of these financial statements.

10	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 85.3%	SHARES	VALUE (Note 3)
Australia - 7.4%
AGL Energy Ltd. (a)	37,161	$564,726
Alumina Ltd. (a)	85,028	69,740
Amcor Ltd.	28,354	206,987
Ansell Ltd.	13,509	183,619
APA Group (a)	72,493	372,140
ASX Ltd.	5,817	178,558
Australia & New Zealand Banking Group Ltd.	91,604	2,086,749
Bendigo and Adelaide Bank Ltd.	40,627	310,471
BHP Billiton Ltd.	175,219	5,707,292
BlueScope Steel Ltd. †(a)	534,822	166,280
Caltex Australia Ltd.	57,856	808,067
CFS Retail Property Trust Group REIT	103,020	205,618
Commonwealth Bank of Australia	60,996	3,340,427
Computershare Ltd.	15,439	118,010
Crown Ltd.	19,105	167,069
CSL Ltd.	23,476	952,227
David Jones Ltd. (a)	28,213	75,439
Dexus Property Group REIT	226,661	216,893
Downer EDI Ltd. †(a)	299,836	969,927
Echo Entertainment Group Ltd.	34,054	150,145
Flight Centre Ltd. (a)	14,467	282,784
Fortescue Metals Group Ltd.	71,153	363,566
Goodman Group REIT (a)	82,940	314,048
GPT Group - In Specie REIT (3)†(b)	143,427	—
GPT Group REIT	79,625	269,336
GrainCorp Ltd.	34,110	333,947
Harvey Norman Holdings Ltd. (a)	21,194	42,616
Incitec Pivot Ltd.	172,990	511,071
Lend Lease Group	21,131	157,153
Macquarie Group Ltd.	49,705	1,342,228
Metcash Ltd. (a)	69,814	241,860
Mirvac Group REIT	167,786	220,468
Mount Gibson Iron Ltd. (a)	444,281	396,977
Myer Holdings Ltd. (a)	289,689	481,918
National Australia Bank Ltd. (a)	129,057	3,143,519
Newcrest Mining Ltd.	36,384	846,696
Nufarm Ltd. (a)	36,616	191,240
OZ Minerals Ltd.	11,735	95,742
Pacific Brands Ltd. (a)	891,217	459,769
Primary Health Care Ltd.	227,449	692,228
Qantas Airways Ltd. †	289,153	321,232
QBE Insurance Group Ltd.	5,873	81,169
Rio Tinto Ltd.	6,131	359,932
Sonic Healthcare Ltd.	55,603	727,235
SP AusNet (a)	827,309	867,027
Stockland REIT	108,979	345,889
Suncorp Group Ltd.	97,286	812,929
TABCORP Holdings Ltd. (a)	436,059	1,314,975
Tatts Group Ltd. (a)	126,753	341,563
Telecom Corp of New Zealand Ltd. (a)	312,391	603,585
Telstra Corp. Ltd.	739,023	2,800,098
Toll Holdings Ltd.	41,106	169,014
Wesfarmers Ltd.	6,213	191,246
Westfield Group REIT	117,916	1,154,561
Westfield Retail Trust REIT	134,793	395,373
Westpac Banking Corp. (a)	87,370	1,907,832
Woolworths Ltd. (a)	60,555	1,666,968

		41,298,178

	SHARES	VALUE (Note 3)
Belgium - 1.7%
Anheuser-Busch InBev NV	88,424	$6,971,460
Groupe Bruxelles Lambert SA	2,641	179,270
UCB SA	6,814	344,212
Umicore SA	40,971	1,894,299

		9,389,241

Denmark - 1.6%
Coloplast A/S, Class B	6,494	1,167,671
Danske Bank A/S †	31,768	441,716
DSV A/S	27,819	551,595
Novo Nordisk A/S, Class B	48,099	6,976,129

		9,137,111

Finland - 1.0%
Kone OYJ, Class B	9,734	587,868
Metso OYJ	128,425	4,427,984
Sampo OYJ, A Shares	16,756	434,732

		5,450,584

France - 6.8%
Accor SA	35,712	1,119,119
Arkema SA	5,147	337,480
AtoS	22,659	1,355,077
AXA SA	78,177	1,045,126
BNP Paribas SA	44,081	1,699,531
Bouygues SA	55,818	1,497,799
Casino Guichard Perrachon SA	5,328	468,324
Christian Dior SA	13,165	1,810,543
Cie Generale des Etablissements Michelin	46,641	3,051,551
Credit Agricole SA †	59,088	260,722
Dassault Systemes SA (a)	8,002	750,762
Edenred	20,340	576,626
Eiffage SA (a)	17,288	558,690
European Aeronautic Defence and Space Co. NV	19,036	675,602
France Telecom SA (a)	78,349	1,030,164
Klepierre REIT	3,675	120,775
Lagardere SCA	4,912	137,112
LVMH Moet Hennessy Louis Vuitton SA	6,597	1,003,997
PPR	4,946	704,961
Publicis Groupe SA (a)	39,203	1,792,891
Safran SA	7,597	282,126
Sanofi	50,669	3,835,687
SES SA FDR	22,845	540,142
Societe BIC SA	14,375	1,484,936
Societe Generale SA †	45,655	1,070,591
Sodexo	19,090	1,486,405
Technip SA	10,208	1,063,838
Thales SA	5,928	195,855
Total SA	139,740	6,289,549
Unibail-Rodamco SE REIT	3,619	666,657
Vinci SA	31,082	1,452,622
Vivendi SA	3,072	57,080

		38,422,340

Germany - 6.9%
Adidas AG	38,902	2,788,416
BASF SE	54,079	3,760,353
Bayer AG	90,565	6,526,053

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	11

Schedule of Investments	June 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Germany - 6.9% (continued)
Bayerische Motoren Werke AG	21,801	$1,577,693
Beiersdorf AG	18,763	1,216,359
Brenntag AG	10,682	1,182,150
Continental AG	19,155	1,596,777
Daimler AG	40,399	1,815,508
Deutsche Bank AG	102,478	3,698,765
Deutsche Post AG	178,051	3,150,341
Fresenius SE & Co. KGaA	4,600	476,274
GEA Group AG	53,314	1,420,971
Hannover Rueckversicherung AG	10,065	599,557
HeidelbergCement AG	23,024	1,105,368
Infineon Technologies AG	150,452	1,018,291
Linde AG	4,616	718,899
Merck KGaA	28,706	2,866,767
Salzgitter AG	10,079	414,904
SAP AG	38,335	2,270,024
Suedzucker AG	17,164	608,901

		38,812,371

Hong Kong - 2.7%
AIA Group Ltd.	341,400	1,179,216
ASM Pacific Technology Ltd. (a)	6,404	81,858
BOC Hong Kong Holdings Ltd.	303,053	932,935
Cheung Kong Holdings Ltd.	126,278	1,559,066
Cheung Kong Infrastructure Holdings Ltd.	14,827	89,760
CLP Holdings Ltd.	114,009	968,946
First Pacific Co., Ltd.	104,000	107,874
Foxconn International Holdings Ltd. †	69,406	25,356
Hang Lung Group Ltd.	42,276	261,400
Hang Seng Bank Ltd. (a)	16,235	223,199
HKT Trust/HKT Ltd.	694	545
Hong Kong & China Gas Co., Ltd.	292,600	621,570
Hong Kong Exchanges and Clearing Ltd.	48,754	701,510
Hopewell Holdings Ltd.	118,000	337,809
Hutchison Whampoa Ltd.	87,832	761,846
Hysan Development Co., Ltd.	182,000	693,748
Kerry Properties Ltd.	111,500	479,804
Li & Fung Ltd.	283,336	548,609
Link REIT/The REIT	100,382	411,452
Mongolia Energy Corp. Ltd. †	406	22
MTR Corp. Ltd.	181,000	621,347
New World Development Co., Ltd.	154,896	182,522
NWS Holdings Ltd.	39,000	57,040
PCCW Ltd.	131,000	48,313
Sands China Ltd.	34,400	110,666
Shanghai Industrial Urban Development Group Ltd. †	8	2
Sino Land Co., Ltd.	290,000	440,356
SJM Holdings Ltd.	472,000	884,420
Sun Hung Kai Properties Ltd.	19,046	226,437
Swire Pacific Ltd., Class A	31,530	366,721
Swire Properties Ltd.	71	214
Television Broadcasts Ltd.	26,403	184,057
Wharf Holdings Ltd.	24,243	134,814
Wheelock & Co., Ltd.	78,621	298,746
Wing Hang Bank Ltd.	7,000	68,066

	SHARES	VALUE (Note 3)
Hong Kong - 2.7% (continued)
Wynn Macau Ltd. (a)	358,800	$846,662
Yue Yuen Industrial Holdings Ltd.	201,109	632,299

		15,089,207

Italy - 2.1%
Assicurazioni Generali SpA	52,361	709,954
Enel SpA	355,437	1,147,656
Eni SpA	219,563	4,664,650
Intesa Sanpaolo SpA	450,059	640,545
Pirelli & C. SpA (a)	28,460	300,163
Prysmian SpA	31,933	476,313
Saipem SpA	39,455	1,757,102
Telecom Italia SpA	1,385,934	1,369,501
UniCredit SpA †	181,238	687,183

		11,753,067

Japan - 18.6%
Aeon Co., Ltd.	15,600	194,424
Ajinomoto Co., Inc.	160,000	2,226,815
All Nippon Airways Co., Ltd.	185,000	524,117
Amada Co., Ltd.	94,000	556,182
Asahi Glass Co., Ltd.	413	2,786
Asahi Kasei Corp.	190,000	1,029,916
Astellas Pharma, Inc.	42,800	1,867,737
Azbil Corp.	37	758
Bank of Yokohama Ltd./The	56,000	264,775
Brother Industries Ltd.	125,700	1,439,144
Canon, Inc. (a)	24,615	982,398
Casio Computer Co., Ltd. (a)	198,100	1,298,949
Central Japan Railway Co.	260	2,047,727
Chiba Bank Ltd./The	49,000	294,324
Chiyoda Corp. (a)	141,000	1,727,580
Chubu Electric Power Co., Inc.	24,697	400,478
Credit Saison Co., Ltd.	12	267
Daicel Corp.	193,000	1,187,256
Daido Steel Co., Ltd.	148,000	922,266
Daihatsu Motor Co., Ltd.	5,000	87,536
Daito Trust Construction Co., Ltd.	2,787	264,186
Daiwa House Industry Co., Ltd.	17,295	245,328
East Japan Railway Co.	24,213	1,520,363
FamilyMart Co., Ltd.	7,200	329,537
Fuji Heavy Industries Ltd.	235,721	1,909,828
FUJIFILM Holdings Corp.	43	815
Fujitsu Ltd.	210,000	1,005,000
Fukuoka Financial Group, Inc.	155,046	605,444
Furukawa Electric Co., Ltd.	146,000	345,330
Hino Motors Ltd.	161,000	1,165,295
Hitachi High-Technologies Corp.	13,800	339,811
Honda Motor Co., Ltd.	25,897	903,690
Idemitsu Kosan Co., Ltd.	6,400	574,091
IHI Corp.	223,000	476,994
Isuzu Motors Ltd.	357,000	1,912,229
ITOCHU Corp.	98,144	1,031,558
J Front Retailing Co., Ltd.	77,000	387,044
Japan Petroleum Exploration Co.	12,000	456,889
Japan Real Estate Investment Corp. REIT	29	265,894

The accompanying notes are an integral part of these financial statements.	(Continued)

12	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 18.6% (continued)
Japan Retail Fund Investment Corp. REIT	93	$147,522
Japan Tobacco, Inc.	72,600	2,150,822
JGC Corp.	72,000	2,087,377
JTEKT Corp.	89,370	925,304
JX Holdings, Inc.	95	490
Kaneka Corp.	625	3,457
Kansai Electric Power Co., Inc./The	32	384
Kao Corp.	7,085	195,393
KDDI Corp.	208	1,341,790
Keisei Electric Railway Co., Ltd.	33,000	278,768
Kinden Corp.	30,564	200,175
Kobe Steel Ltd.	451,000	542,530
Koito Manufacturing Co., Ltd.	50,000	700,593
Komatsu Ltd.	38	907
Konica Minolta Holdings, Inc.	258,000	2,032,512
Kuraray Co., Ltd.	83,300	1,079,524
Lawson, Inc.	5,500	384,623
Marubeni Corp.	313,974	2,091,977
Marui Group Co., Ltd.	39,800	304,403
Maruichi Steel Tube Ltd.	13,100	281,968
Medipal Holdings Corp.	55,700	788,995
Miraca Holdings, Inc.	25,606	1,063,120
Mitsubishi Corp.	2,700	54,579
Mitsubishi Estate Co., Ltd.	66,020	1,184,452
Mitsubishi UFJ Financial Group, Inc.	647,191	3,100,614
Mitsubishi UFJ Lease & Finance Co., Ltd.	18,600	773,679
Mitsui & Co., Ltd.	165,643	2,461,431
Mitsui Chemicals, Inc.	195,000	488,315
Mitsui Fudosan Co., Ltd.	44,205	857,702
Mitsumi Electric Co., Ltd. †	89	631
Mizuho Financial Group, Inc.	311,010	525,372
Namco Bandai Holdings, Inc.	116,600	1,599,013
NGK Spark Plug Co., Ltd.	19,000	250,961
NHK Spring Co., Ltd.	83,000	896,302
Nikon Corp.	70,200	2,136,939
Nippon Building Fund, Inc. REIT	31	299,729
Nippon Electric Glass Co., Ltd. (a)	179,000	1,069,086
Nippon Meat Packers, Inc.	42,000	555,937
Nippon Telegraph & Telephone Corp.	19,019	886,866
Nippon Yusen KK	165,000	436,399
Nishi-Nippon City Bank Ltd./The	737	1,789
Nissan Motor Co., Ltd.	219,900	2,088,111
Nisshin Seifun Group, Inc.	20,084	235,128
Nisshin Steel Co., Ltd.	147,000	206,329
Nitto Denko Corp.	83	3,556
Nomura Holdings, Inc.	180,800	675,928
Nomura Real Estate Holdings, Inc.	3,300	60,431
NSK Ltd.	110,000	712,745
ORIX Corp.	4,549	423,948
Osaka Gas Co., Ltd.	323,802	1,356,640
Otsuka Corp.	3,100	263,912
Otsuka Holdings Co., Ltd.	23,600	724,408
Panasonic Corp.	30,600	250,149
Rengo Co., Ltd.	299	1,867
Resona Holdings, Inc.	310,600	1,279,541
Seino Holdings Co., Ltd.	20,837	139,590
Sekisui Chemical Co., Ltd.	109,000	1,012,692
Sekisui House Ltd.	26,000	245,493

	SHARES	VALUE (Note 3)
Japan - 18.6% (continued)
Seven & I Holdings Co., Ltd.	38,739	$1,167,801
Sharp Corp.	245	1,248
Shimamura Co., Ltd.	6,400	739,554
Shinsei Bank Ltd.	1,213,000	1,475,737
Shionogi & Co., Ltd.	42,400	576,504
Showa Denko KK	298,000	578,961
Showa Shell Sekiyu KK	11,200	68,756
Sojitz Corp.	322,062	532,868
Sony Corp.	108,171	1,546,765
Sumco Corp. †	52,200	474,844
Sumitomo Corp.	55,300	773,747
Sumitomo Heavy Industries Ltd.	384,000	1,729,136
Sumitomo Metal Industries Ltd.	123,000	202,902
Sumitomo Mitsui Financial Group, Inc.	46,736	1,543,920
Sumitomo Mitsui Trust Holdings, Inc.	341	1,019
Sumitomo Realty & Development Co., Ltd.	17,261	424,558
Suzuki Motor Corp.	97,200	1,995,796
T&D Holdings, Inc.	3,600	38,350
Taisei Corp.	734,000	1,967,342
Takeda Pharmaceutical Co., Ltd.	81	3,678
THK Co., Ltd.	54,200	1,024,643
Toho Co., Ltd.	4,000	69,200
Tohoku Electric Power Co., Inc. †	15,700	157,750
Tokai Rika Co., Ltd.	99	1,640
Tokyo Electric Power Co., Inc †	62,373	120,729
Tokyo Gas Co., Ltd.	113,071	577,908
Tokyu Land Corp.	26,483	131,455
Tosoh Corp.	409,000	1,115,419
Toyo Suisan Kaisha Ltd.	11,000	293,337
Toyota Boshoku Corp.	53,400	648,945
Toyota Motor Corp.	91,378	3,688,219
Toyota Tsusho Corp.	38,500	735,948
Ube Industries Ltd.	388,000	902,485
USS Co., Ltd.	16,584	1,789,441
West Japan Railway Co.	48,900	2,011,647
Yamada Denki Co., Ltd.	4,950	253,432
Yamaha Corp.	39,400	405,450

		104,428,793

Luxembourg - 0.1%
ArcelorMittal	31,132	476,304

Netherlands - 2.8%
ASML Holding NV	110,701	5,685,172
Corio NV REIT	2,205	97,080
ING Groep NV CVA †	159,010	1,066,019
Koninklijke Ahold NV	339,927	4,210,780
Koninklijke Boskalis Westminster NV	1,027	33,889
Koninklijke DSM NV	41,865	2,063,924
Unilever NV CVA	75,159	2,510,721

		15,667,585

Singapore - 1.5%
Ascendas Real Estate Investment Trust REIT	80,637	137,563
CapitaLand Ltd.	91,000	196,210
CapitaMall Trust REIT	116,994	177,210
ComfortDelGro Corp. Ltd.	352,000	431,049
DBS Group Holdings Ltd.	129,128	1,426,308

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	13

Schedule of Investments	June 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Singapore - 1.5% (continued)
Fraser and Neave Ltd.	54,000	$300,686
Global Logistic Properties Ltd. †	89,000	148,164
Golden Agri-Resources Ltd.	969,000	517,517
Hutchison Port Holdings Trust, Class U	253,000	180,847
Jardine Cycle & Carriage Ltd. (a)	11,066	407,850
Keppel Corp. Ltd.	20,728	169,815
Keppel Land Ltd.	101,000	259,910
Neptune Orient Lines Ltd. †(a)	251,000	221,507
Oversea-Chinese Banking Corp. Ltd.	38,479	269,079
SembCorp Industries Ltd.	48,017	196,537
Singapore Exchange Ltd.	40,472	203,325
Singapore Technologies Engineering Ltd.	63,265	155,965
Singapore Telecommunications Ltd.	392,524	1,027,927
StarHub Ltd.	23,988	65,018
United Overseas Bank Ltd.	90,097	1,337,898
UOL Group Ltd.	18,000	70,559
Yangzijiang Shipbuilding Holdings Ltd. (a)	880,319	705,977

		8,606,921

Spain - 1.6%
Acciona SA (a)	3,895	232,838
Amadeus IT Holding SA, A Shares	35,353	748,997
Banco Bilbao Vizcaya Argentaria SA	196,454	1,402,948
Banco Santander SA	442,545	2,927,548
Bankinter SA (a)	31,969	110,287
Distribuidora Internacional de Alimentacion SA †	197,780	929,911
Gas Natural SDG SA	76,679	984,534
Inditex SA	5,805	600,035
Repsol YPF SA (a)	50,647	814,156

		8,751,254

Sweden - 2.9%
Boliden AB	110,830	1,546,504
Hennes & Mauritz AB, B Shares	39,442	1,415,729
Investor AB, B Shares	19,364	369,720
Nordea Bank AB	299,742	2,583,158
Scania AB, B Shares	45,333	776,881
Skanska AB, B Shares	38,651	592,308
Svenska Cellulosa AB, B Shares	164,814	2,472,779
Swedbank AB, A Shares	126,219	1,988,450
Swedish Match AB	99,258	4,000,649
TeliaSonera AB	90,089	575,554

		16,321,732

Switzerland - 7.2%
ABB Ltd. †	129,535	2,115,073
Aryzta AG †	7,955	395,958
Compagnie Financiere Richemont SA, Class A	69,122	3,795,475
Holcim Ltd. †	19,297	1,069,160
Nestle SA	176,041	10,505,752
Novartis AG	112,540	6,292,260
Roche Holding AG	56,374	9,737,650
Swiss Life Holding AG †	5,164	486,721
Syngenta AG	15,534	5,317,680
Transocean Ltd.	11,824	530,231
Zurich Insurance Group AG †	2,038	460,841

		40,706,801

	SHARES	VALUE (Note 3)
United Kingdom - 20.0%
Anglo American PLC	35,930	$1,180,851
ARM Holdings PLC	60,350	478,130
AstraZeneca PLC	171,603	7,668,535
Aviva PLC	280,251	1,200,022
Babcock International Group PLC	33,537	449,170
BAE Systems PLC	442,521	2,006,227
Barclays PLC	313,906	802,109
BHP Billiton PLC	107,199	3,046,855
BP PLC	867,638	5,794,258
British American Tobacco PLC	148,481	7,548,770
British Land Co. PLC REIT	29,205	233,859
BT Group PLC	320,700	1,062,649
Burberry Group PLC	36,183	753,359
Experian PLC	97,933	1,381,654
GKN PLC	546,835	1,550,374
GlaxoSmithKline PLC	404,847	9,195,709
Glencore International PLC	35,733	165,701
Hammerson PLC REIT	28,872	200,521
HSBC Holdings PLC	1,335,018	11,763,960
Imperial Tobacco Group PLC	139,644	5,380,236
Intermediate Capital Group PLC	76,259	323,201
International Power PLC (3)(b)	77,253	505,737
Investec PLC	62,846	366,874
J Sainsbury PLC	140,391	663,509
Johnson Matthey PLC	9,515	329,979
Kazakhmys PLC	38,849	440,465
Kingfisher PLC	422,221	1,904,646
Land Securities Group PLC REIT	24,126	279,523
Legal & General Group PLC	1,181,933	2,363,005
Mondi PLC	40,929	350,573
National Grid PLC	42,987	455,577
Next PLC	35,023	1,758,580
Pearson PLC	15,464	306,833
Persimmon PLC	60,251	576,836
Prudential PLC	29,096	337,369
Randgold Resources Ltd.	3,761	337,671
Reed Elsevier PLC	49,673	398,136
Resolution Ltd.	60,324	185,566
Rexam PLC	43,483	286,985
Rio Tinto PLC	65,621	3,118,549
Royal Bank of Scotland Group PLC †	1,120,145	3,794,308
Royal Dutch Shell PLC, A Shares	181,544	6,116,754
Royal Dutch Shell PLC, B Shares	170,706	5,961,689
RSA Insurance Group PLC	1,325,063	2,249,410
Sage Group PLC/The	58,964	256,628
Segro PLC REIT	49,428	168,401
SSE PLC	776	16,929
Tate & Lyle PLC	124,842	1,267,886
Tesco PLC	1,438,401	6,990,374
TUI Travel PLC	469,786	1,248,928
Tullow Oil PLC	33,537	775,126
Vodafone Group PLC	1,171,928	3,294,003
WM Morrison Supermarkets PLC	49,065	204,737
Wolseley PLC	46,168	1,720,804
Xstrata PLC	106,095	1,333,975

		112,552,515

The accompanying notes are an integral part of these financial statements.	(Continued)

14	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
United States - 0.4%
Boart Longyear Ltd.	313,049	$933,002
Johnson & Johnson (1)	4,448	300,507
Sims Metal Management Ltd.	85,614	847,910

		2,081,419

TOTAL COMMON STOCKS (cost $476,805,550)		478,945,423

PREFERRED STOCKS - 0.3%
Germany - 0.3%
ProSiebenSat.1 Media AG	33,298	746,449
Volkswagen AG	6,683	1,058,774

TOTAL PREFERRED STOCKS (cost $1,407,538)		1,805,223

MONEY MARKET FUNDS - 10.1%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.170% (c)(d)	927	927
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)	56,706,074	56,706,074

TOTAL MONEY MARKET FUNDS (cost $56,707,001)		56,707,001

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 2.8%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.170% (c)(e) (cost $15,916,159)	15,916,159	15,916,159

TOTAL INVESTMENTS - 98.5% (cost $550,836,248)		553,373,806

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5% (f)		8,345,581

NET ASSETS - 100.0%		$561,719,387

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$69,893,899	12.4%
Consumer Staples	64,559,682	11.5
Energy	35,675,669	6.4
Financials	91,879,517	16.4
Health Care	62,967,202	11.2
Industrials	61,693,602	11.0
Information Technology	20,397,215	3.6
Materials	50,079,439	8.9
Telecommunication Services	14,163,092	2.5
Utilities	9,441,329	1.7
Money Market Funds	72,623,160	12.9

Total Investments	553,373,806	98.5
Other Assets in Excess of Liabilities (f)	8,345,581	1.5

Net Assets	$561,719,387	100.0%

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $15,081,505; cash collateral of $15,916,159 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at June 30, 2012 using procedures approved by the Board of Trustees. The total value of positions fair valued was $505,737 or 0.1% of total net assets.
(c)	Represents annualized seven-day yield as of June 30, 2012.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange, futures and swap contracts.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

Total return swap contract outstanding as of June 30, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index Futures	9/21/2012	CHF	5,626,361	$73,119

Money Market Fund investment pledged as collateral for total return swap contract is included in the collateral for forward foreign currency exchange contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	15

Schedule of Investments	June 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Open futures contracts outstanding at June 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1,044	CAC40 10 Euro Futures	July 20, 2012	$39,965,153	$42,172,128	$2,206,975
69	DAX Index Futures	September 21, 2012	13,345,369	13,996,224	650,855
487	FTSE 100 Index Futures	September 21, 2012	41,315,610	42,124,751	809,141
68	FTSE/MIB Index Futures	September 21, 2012	5,504,725	6,151,140	646,415
211	IBEX 35 Index Futures	July 20, 2012	17,176,553	18,653,785	1,477,232
38	MSCI Singapore Index Futures	July 30, 2012	1,946,474	1,992,469	45,995
90	TOPIX Index Futures	September 13, 2012	8,008,351	8,658,285	649,934

			127,262,235	133,748,782	6,486,547

Short Contracts:
105	Amsterdam Index Futures	July 20, 2012	(7,737,677)	(8,165,322)	(427,645)
111	Hang Seng Index Futures	July 30, 2012	(13,593,079)	(13,913,721)	(320,642)
413	OMXS30 Index Futures	July 20, 2012	(5,888,358)	(6,142,058)	(253,700)
384	SPI 200 Index Futures	September 20, 2012	(40,220,849)	(39,862,458)	358,391

			(67,439,963)	(68,083,559)	(643,596)

			$59,822,272	$65,665,223	$5,842,951

Cash held as collateral with broker for futures contracts was $11,232,832 at June 30, 2012.

Forward foreign currency exchange contracts outstanding as of June 30, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	AUD	2,690,000	$2,644,559	$2,732,975	$88,416
Swiss Franc, Expiring 09/19/12	The Royal Bank of Scotland	CHF	1,259,000	1,312,638	1,329,187	16,549
Danish Krone, Expiring 09/19/12	The Royal Bank of Scotland	DKK	435,000	73,454	74,206	752
Euro, Expiring 09/19/12	The Royal Bank of Scotland	EUR	16,810,000	21,010,794	21,289,444	278,650
British Pound, Expiring 09/19/12	The Royal Bank of Scotland	GBP	58,999,300	91,259,597	92,382,164	1,122,567
Hong Kong Dollar, Expiring 09/19/12	The Royal Bank of Scotland	HKD	17,994,000	2,317,922	2,320,054	2,132
Israeli Shekel, Expiring 09/19/12	The Royal Bank of Scotland	ILS	13,624,000	3,504,439	3,474,155	(30,284)
Japanese Yen, Expiring 09/19/12	The Royal Bank of Scotland	JPY	936,638,000	11,889,877	11,730,414	(159,463)
Norwegian Krone, Expiring 09/19/12	The Royal Bank of Scotland	NOK	531,739,000	87,633,224	89,125,714	1,492,490
New Zealand Dollar, Expiring 09/19/12	The Royal Bank of Scotland	NZD	22,388,000	17,626,948	17,824,585	197,637
Swedish Krona, Expiring 09/19/12	The Royal Bank of Scotland	SEK	675,311,000	94,296,779	97,343,830	3,047,051
Singapore Dollar, Expiring 09/19/12	The Royal Bank of Scotland	SGD	2,653,300	2,078,961	2,094,784	15,823

				$335,649,192	$341,721,512	$6,072,320

The accompanying notes are an integral part of these financial statements.	(Continued)

16	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	AUD	(41,339,900)	$(40,420,785)	$(42,000,344)	$(1,579,559)
Swiss Franc, Expiring 09/19/12	The Royal Bank of Scotland	CHF	(36,955,800)	(38,521,587)	(39,016,007)	(494,420)
Danish Krone, Expiring 09/19/12	The Royal Bank of Scotland	DKK	(15,489,000)	(2,629,797)	(2,642,248)	(12,451)
Euro, Expiring 09/19/12	The Royal Bank of Scotland	EUR	(104,175,600)	(130,468,969)	(131,935,790)	(1,466,821)
British Pound, Expiring 09/19/12	The Royal Bank of Scotland	GBP	(5,925,000)	(9,173,584)	(9,277,471)	(103,887)
Hong Kong Dollar, Expiring 09/19/12	The Royal Bank of Scotland	HKD	(4,879,000)	(629,134)	(629,073)	61
Israeli Shekel, Expiring 09/19/12	The Royal Bank of Scotland	ILS	(631,000)	(162,627)	(160,907)	1,720
Japanese Yen, Expiring 09/19/12	The Royal Bank of Scotland	JPY	(7,083,049,200)	(89,620,010)	(88,707,804)	912,206
Norwegian Krone, Expiring 09/19/12	The Royal Bank of Scotland	NOK	(63,582,000)	(10,553,377)	(10,657,092)	(103,715)
Swedish Krona, Expiring 09/19/12	The Royal Bank of Scotland	SEK	(54,884,000)	(7,606,253)	(7,911,346)	(305,093)
Singapore Dollar, Expiring 09/19/12	The Royal Bank of Scotland	SGD	(220,000)	(171,717)	(173,690)	(1,973)

				(329,957,840)	(333,111,772)	(3,153,932)

				$5,691,352	$8,609,740	$2,918,388

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $927. Additional cash held as collateral with broker for forward currency exchange contracts was $390,000 at June 30, 2012.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	17

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LONG INVESTMENTS - 109.5%	SHARES	VALUE (Note 3)
COMMON STOCKS - 30.4%

Consumer Discretionary - 4.1%
AMC Networks, Inc., Class A †	116,903	$4,155,902
Astral Media, Inc., Class A (Canada)	199,530	9,571,796
Benihana, Inc.	643,190	10,361,791
Carnival PLC ADR (United Kingdom)	333,643	11,453,964
China Century Dragon Media, Inc. (3)†(a)(b)	150,272	20
China Networks International Holdings Ltd. (3)†(a)	2,287,278	11,436
Collective Brands, Inc. †	645,074	13,817,485
Cost Plus, Inc. †	46,177	1,015,894
General Motors Co. †	138,584	2,732,876
Grand Canyon Education, Inc. †	10,408	217,944
JAKKS Pacific, Inc.	363,572	5,820,788
Kenneth Cole Productions, Inc., Class A †	211,873	3,188,689
Knology, Inc. †	552,160	10,860,987
Lennar Corp. B Shares, Class B	40,782	979,991
Pep Boys - Manny, Moe & Jack/The	367,535	3,638,597
PF Chang’s China Bistro, Inc.	277,222	14,268,616
Talbots, Inc. †	2,321,056	5,849,061
Tesla Motors, Inc. †	71,250	2,229,412
Viacom, Inc., Class B	37,582	1,767,106

		101,942,355

Consumer Staples - 1.1%
Avon Products, Inc.	103,746	1,681,723
Celsius Holdings, Inc. †	161,622	64,649
Central Garden and Pet Co. †	621,290	6,448,990
Fresh Market, Inc./The †	10,992	589,501
Green Mountain Coffee Roasters, Inc. †	31,981	696,546
Viterra, Inc. (Canada)	1,124,129	17,831,925

		27,313,334

Energy - 3.0%
CE Franklin Ltd. (Canada) †	470,066	5,866,424
CVR Energy, Inc. †	4,666	124,022
Endeavour International Corp. †	84,822	712,505
Gevo, Inc. †	82,000	407,540
Gulf United Energy, Inc. (3)†(a)	1,959,798	117,588
HSE Integrated Ltd. (Canada) †	1,045,573	1,848,572
Kinder Morgan, Inc.	103,700	3,341,214
Mission NewEnergy Ltd. (Australia) †	20,132	2,516
Pacific Ethanol, Inc. †	212,500	75,629
PetroMagdalena Energy Corp. (Canada) †	2,229,233	3,459,570
Progress Energy Resources Corp. (Canada)	261,932	5,163,516
Royal Dutch Shell PLC, Class A ADR (Netherlands)	559,352	37,717,105
Venoco, Inc. †	1,475,417	14,768,924

		73,605,125

Financials - 7.8%
Andina Acquisition Corp. †	415,800	3,762,990
Associated Estates Realty Corp. REIT	88,500	1,323,075
Australia Acquisition Corp. (Australia) †	612,000	6,120,000
Azteca Acquisition Corp. (3)†(a)	800,000	8,008,000
BancTrust Financial Group, Inc. †	553,444	1,654,798

	SHARES	VALUE (Note 3)
Financials - 7.8% (continued)
BGS Acquisition Corp. (Argentina) †	671,160	$6,543,810
Blue Wolf Mongolia Holdings Corp. (3)†(a)	526,500	5,265,000
Campus Crest Communities, Inc. REIT	60,750	631,192
Cazador Acquisition Corp. Ltd. (Cayman Islands) †	306,257	2,894,129
China Growth Equity Investment Ltd. (China) (3)†(a)	395,000	3,918,400
China VantagePoint Acquisition Co. †	199,098	1,172,687
Citizens South Banking Corp.	196,367	1,331,368
Digital Realty Trust, Inc. REIT	28,500	2,139,495
Edelman Financial Group, Inc.	1,108,382	9,642,923
Empeiria Acquisition Corp. (3)†(a)	680,000	6,800,000
European CleanTech SE, Class A (Germany) (2)†	621,000	7,819,064
First California Financial Group, Inc. †	153,523	1,056,238
FlatWorld Acquisition Corp. (Virgin Islands, British) †	219,450	2,183,527
General American Investors Co., Inc.	8,835	241,196
General Growth Properties, Inc. REIT	353,993	6,403,733
Global Cornerstone Holdings Ltd. (3)†(a)	632,000	6,351,600
Global Eagle Acquisition Corp. †	1,382,500	13,852,650
Hartford Financial Services Group, Inc.	19,439	342,710
HCP, Inc. REIT	56,050	2,474,607
Hicks Acquisition Co. II, Inc. †	810,000	8,051,400
Janus Capital Group, Inc.	2,500	19,550
JWC Acquisition Corp. (2)†	1,032,750	10,296,518
L&L Acquisition Corp. (3)†(a)	306,000	—
Loews Corp.	7,700	315,007
Lone Oak Acquisition Corp. (Hong Kong) †	328,820	2,568,084
Main Street Capital Corp.	59,000	1,427,800
Nautilus Marine Acquisition Corp. (Greece) †	777,600	7,589,376
Pacific Capital Bancorp †	581	26,569
Patriot National Bank ADR (3)†(a)	2,000,000	1,788,000
Pebblebrook Hotel Trust REIT	61,950	1,444,055
PMI Group, Inc./The †	263	7
Prime Acquisition Corp. (China) †	423,935	4,069,776
Prospect Global Resources, Inc. †	8,100	20,655
RLJ Acquisition, Inc. †	974,044	9,633,295
ROI Acquisition Corp. (3)†(a)	756,000	7,219,800
Rouse Properties, Inc. REIT †	13,278	179,917
Santa Monica Media Corp. (3)†(a)	15,377	—
SCG Financial Acquistion Corp. (3)†(a)	631,210	6,135,361
Selway Capital Acquisition Corp., Class A (3)†(a)	414,792	4,033,852
SP Acquisition Holdings, Inc. (3)†(a)	27,000	—
Sunstone Hotel Investors, Inc. REIT †	178,430	1,960,946
TMX Group, Inc. (Canada)	239,750	10,926,628
Transglobe Apartment Real Estate Investment Trust REIT (Canada) (3)(a)	169,569	2,373,400
Trian Acquisition I Corp. (3)†(a)	15,200	—
Trio Merger Corp. †	456,000	4,404,960
Universal Business Payment Solutions Acquisition Corp. †	947,052	5,682,312
Universal Insurance Holdings, Inc.	40,500	138,105

		192,238,565

The accompanying notes are an integral part of these financial statements.	(Continued)

18	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Health Care - 2.3%
Access Pharmaceuticals, Inc. †(b)	228,024	$148,216
Aegerion Pharmaceuticals, Inc. †	13,870	205,831
American Surgical Holdings, Inc. (3)†(a)	15,747	—
Amgen, Inc.	593	43,313
AVI BioPharma, Inc. †	376,250	235,533
Catalyst Health Solutions, Inc. †	133,481	12,472,465
Cormedix, Inc. †	128,885	27,066
Coronado Biosciences, Inc. †	20,250	102,262
CryoPort, Inc. (3)†(a)	412,654	165,062
eResearchTechnology, Inc. †	1,569,739	12,542,215
Forest Laboratories, Inc. (3)†(a)	335,833	319,041
GenMark Diagnostics, Inc. †	24,300	105,462
Gen-Probe, Inc. †	196,864	16,182,221
Human Genome Sciences, Inc. †	169,065	2,219,823
Indevus Pharmaceuticals, Inc. (3)†(a)	6,006	—
InspireMD, Inc. (United Kingdom) (3)†(a)(b)	135,823	143,972
Integramed America, Inc. †	206,728	2,863,183
Kips Bay Medical, Inc. †	64,555	63,264
MannKind Corp. †	7	16
Medicines Co./The †	102,996	2,362,728
Neostem, Inc. †	324,000	158,792
Omeros Corp. †	60,750	607,500
PharMerica Corp. †	21,758	237,597
Provectus Pharmaceuticals, Inc. †	694,393	583,290
RXi Pharmaceuticals Corp. †	94,852	12,331
SRI/Surgical Express, Inc. †	270	994
Sun Healthcare Group, Inc. †	379,444	3,175,946
Team Health Holdings, Inc. †	67,850	1,634,506
Unilife Corp. †	70,845	239,456

		56,852,085

Industrials - 4.2%
Allied Defense Group, Inc./The (3)†(a)(b)	190,011	598,535
Broadwind Energy, Inc. †	401,882	108,629
China Dredging Group Co., Ltd. ADR (China) (3)†(a)	1,000,000	5,000,000
China Electric Motor, Inc. (China) †	2,400	288
Cooper Industries PLC	546,557	37,264,256
Dollar Thrifty Automotive Group, Inc. †	113,492	9,188,312
Goodrich Corp.	136,948	17,378,701
IHS, Inc., Class A †	23,600	2,542,428
Interline Brands, Inc. †	341,201	8,553,909
Kratos Defense & Security Solutions, Inc. †	264,732	1,546,035
Premier Alliance Group, Inc. †(b)	305,228	167,875
Sapphire Industry Corp. (3)†(a)	25,025	—
TNT Express NV (Netherlands) (2)	1,278,788	15,000,771
Tyco International Ltd. (Switzerland)	106,917	5,650,564

		103,000,303

Information Technology - 2.8%
3D Systems Corp. †	53,440	1,824,442
Comverse Technology, Inc. †	1,776,320	10,338,182
EasyLink Services International Corp., Class A †	1,143,809	8,281,177
Ellie Mae, Inc. †	60,750	1,093,500
Elster Group SE ADR (Germany) †	255,768	5,192,090

	SHARES	VALUE (Note 3)
Information Technology - 2.8% (continued)
Equinix, Inc. †	7,162	$1,258,005
Magic Software Enterprises Ltd. (Israel) †	91,944	510,289
Magnachip Semiconductor Corp. (Luxembourg) †	58,697	559,382
Mentor Graphics Corp. †	111,827	1,677,405
Micron Technology, Inc. †	31,163	196,639
Micronetics, Inc. †	105,701	1,555,919
Microvision, Inc. †	63,373	102,031
Miranda Technologies, Inc. (Canada) †	388,314	6,461,093
Network Engines, Inc. †	678,404	956,550
Network Equipment Technologies, Inc. †	797,517	1,044,747
Opnext, Inc. †	640,340	806,828
Orckit Communications Ltd. (Israel) †	15,174	4,021
PLX Technology, Inc. †	1,633,673	10,373,824
SinoHub, Inc. (China) †	208,160	56,203
SouthPeak Interactive Corp. (3)†(a)	1,500,000	11,250
SRS Labs, Inc. †	506,950	4,562,550
Standard Microsystems Corp. †	308,923	11,396,170
Telestone Technologies Corp. (China) †(c)	115,818	198,049
Tii Network Technologies, Inc. †	215,047	458,050
Trunkbow International Holdings Ltd. (China) †	94,645	107,895
Uni-Pixel, Inc. †	38,764	260,494
Visa, Inc., Class A	6,452	797,661

		70,084,446

Materials - 1.4%
Aurcana Corp. (Canada) (3)†(a)	1,246,774	1,126,640
Calvista Gold Corp. (Canada) †	200,000	82,507
Cereplast, Inc. †	258,156	74,865
China GengSheng Minerals, Inc. (China) †	33,531	16,430
Edgewater Exploration Ltd. (Canada) †	417,850	155,960
Energy Fuels, Inc. (Canada) †	720,000	134,368
Extorre Gold Mines Ltd. (Canada) †	745,241	3,075,668
Gold Standard Ventures Corp. (Canada) †	40,500	80,190
Lion One Metals Ltd. (Canada) (3)†(a)	775,282	609,199
Mines Management, Inc. †	16,120	21,762
Molycorp, Inc. †	38,000	818,900
Monsanto Co.	3,820	316,220
Solitario Exploration & Royalty Corp. †	31,357	41,391
Solutia, Inc.	989,662	27,760,019
Southern Arc Minerals, Inc. (Canada) (3)†(a)	248,481	68,338
Stillwater Mining Co. †	33,333	284,664

		34,667,121

Telecommunication Services - 1.8%
AboveNet, Inc. †(b)	173,347	14,561,148
Cleveland Unlimited (3)†(a)	1	1,185,204
HUGHES Telematics, Inc. †	840,382	10,042,565
SureWest Communications	329,795	6,948,781
TELUS Corp., Class A (Canada)	193,976	11,349,720
XO holdings, Inc. O Shares (3)†(a)	1,366,340	—

		44,087,418

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	19

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Utilities - 1.9%
Atlantic Power Corp.	114,000	$1,460,340
CH Energy Group, Inc.	70,900	4,657,421
Genie Energy Ltd., Class B	189,260	1,470,550
Progress Energy, Inc.	653,650	39,330,121

		46,918,432

TOTAL COMMON STOCKS (cost $745,598,514)		750,709,184

CONVERTIBLE PREFERRED STOCKS - 4.6%	MOODY’S RATING (UNAUDITED)*		SHARES	VALUE (Note 3)
Basic Materials - 0.2%
Thompson Creek Metals Co., Inc. (Canada), $25.00 par, 6.500% †	NR		226,250	$4,310,062

Consumer Discretionary - 0.1%
Interpublic Group of Cos., Inc./The, Perpetual, Series B, $1,000.00 par, 5.250% †	B	+**	3,000	3,003,000

Consumer Staples - 0.4%
Universal Corp., Perpetual, $1,000.00 par, 6.750%	BB	**	8,350	8,988,775

Energy - 0.5%
Chesapeake Energy Corp., Perpetual 144A, $1,000.00 par, 5.750% (2)(d)	B	-**	10,000	8,512,500
Energy XXI Bermuda Ltd., Perpetual (Bermuda), $250.00 par, 5.625% (2)	NR		9,535	3,167,408
Superior Well Services, Inc., Perpetual, Series A, $1,000.00 par, 4.000% (3)(a)	NR		1,169	1,052,100
Whiting Petroleum Corp., Perpetual, $100.00 par, 6.250%	B	+**	1,144	216,994

				12,949,002

Financials - 2.2%
Boston Private Capital Trust I, $50.00 par, 4.875% (2)	NR		3,750	126,094
Citigroup, Inc., $100.00 par, 7.500%	NR		40,000	3,422,400
Dole Food Automatic Common Exchange 144A, $12.50 par, 7.000% (2)†(d)	NR		62,250	534,964
Jack Cooper Holdings Corp. 144A, $99.08 par, 13.750% (2)(b)(d)	NR		6,950,000	6,906,562
Jack Cooper Holdings Corp., Perpetual 144A, $100.00 par, 0.000% (3)†(a)(d)(e)	NR		2,000	196,000
MetLife, Inc., $82.88 par, 5.000%	BBB	-**	172,375	10,664,841
MF Global Holdings Ltd., Perpetual, $100.00 par, 9.750% (3)(a)	NR		19,550	178,394
SLM Corp., Perpetual, Series A, $50.00 par, 6.970%	Ba3		12,500	574,375
Sovereign Capital Trust IV, $50.00 par, 4.375%	Ba1		600,726	30,494,354
Wells Fargo & Co., Perpetual, Series L, $1,000.00 par, 7.500%	Baa3		500	562,500
Wintrust Financial Corp., $50.00 par, 7.500%	NR		24,300	1,293,975

				54,954,459

Industrials - 0.3%
Nielsen Holdings NV, $50.00 par, 6.250% (2)	B	+**	6,800	348,075
Timberjack Corp., $188,000.00 par, 0.000% (3)†(a)	NR		188,000	582,123
United Technologies Corp., $50.00 par, 7.500% †	BBB	+**	92,150	4,855,384

				5,785,582

Information Technology - 0.0% (f)
Authentidate Holding Corp., Series C ADR, $- par, 0.000% (3)†(a)	NR		218,000	425,100

The accompanying notes are an integral part of these financial statements.	(Continued)

20	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING (UNAUDITED)*				SHARES	VALUE (Note 3)
Materials - 0.3%
North Atlantic Trading Co. 144A, $97.00 par, 19.000% (2)(b)(d)(g)	Caa2				2,000,000	$1,860,000
North Atlantic Trading Co. 144A, $98.00 par, 11.500% (2)(b)(d)	B2				5,625,000	5,568,750

						7,428,750

Utilities - 0.6%
NextEra Energy, Inc., $- par, 5.599% †	NR				6,152,500	3,153,156
PPL Corp., $50.00 par, 9.500%	NR				166,325	8,798,592
PPL Corp., $50.00 par, 8.750%	NR				64,425	3,444,805

						15,396,553

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $116,259,507)						113,241,283

CORPORATE BONDS - 22.0%			INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)
Communications - 1.0%
Clear Channel Communications, Inc. (2)(b)	Ca		5.750%	01/15/13	$2,700	2,676,375
Intelsat Investments SA (Bermuda) (2)(b)	Caa3		6.500%	11/01/13	7,200	7,470,000
Interactive Network, Inc./FriendFinder Networks, Inc. (2)	CCC	+**	14.000%	09/30/13	797	637,789
Interactive Network, Inc./FriendFinder Networks, Inc. 144A (2)(d)(g)	CCC	-**	11.500%	04/30/14	2,544	470,667
Nextel Communications, Inc., Series E (2)	WR		6.875%	10/31/13	4,392	4,408,470
Primus Telecommunications Holding, Inc./Primus Telecommunications Canada, Inc. 144A (3)(a)(d)	WR		13.000%	12/15/16	1,150	1,129,012
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site Non 144A (2)(d)	NR		9.247%	11/15/15	3,000	3,073,098
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site Non 144A (2)(d)	NR		6.829%	11/15/15	3,325	3,476,677

						23,342,088

Consumer Discretionary - 3.7%
Baker & Taylor, Inc. 144A (2)(b)(d)	Caa1		11.500%	07/01/13	3,250	1,876,875
Broder Brothers Co. 144A (2)(b)(d)(g)	NR		12.000%	10/15/13	6,475	6,442,625
Brookstone Co., Inc. 144A (2)(d)	NR	**	13.000%	10/15/14	516	432,150
Cenveo Corp. (2)	Caa2		7.875%	12/01/13	8,025	8,004,938
Cenveo Corp. 144A (2)(b)(d)	NR		7.000%	05/15/17	1,800	1,485,000
Charming Shoppes, Inc. (2)	B	-**	1.125%	05/01/14	6,625	6,608,438
Empire Today LLC/Empire Today Finance Corp. 144A (2)(b)(d)	B3		11.375%	02/01/17	3,250	3,290,625
Group 1 Automotive, Inc. (2)	NR		3.000%	03/15/20	2,350	3,237,125
HOA Restaurant Group LLC/HOA Finance Corp. 144A (2)(d)	B3		11.250%	04/01/17	8,975	8,313,094
IDQ Holdings, Inc. 144A (2)(d)	B3		11.500%	04/01/17	4,325	4,498,000
Mandalay Resort Group (2)(b)	Caa1		7.625%	07/15/13	8,450	8,661,250
Mastro’s Restaurants LLC/RRG Finance Corp. 144A (2)(b)(d)	Caa1		12.000%	06/01/17	6,625	6,740,937
MGM Resorts International (2)(b)	B3		4.250%	04/15/15	6,375	6,462,656
MGM Resorts International (2)(b)	B3		6.750%	04/01/13	5,900	6,040,125
Pegasus Solutions, Inc. 144A (3)(a)(d)(g)	NR		13.000%	04/15/14	3,553	3,019,794
priceline.com, Inc. 144A (2)(b)(d)	BBB	**	1.000%	03/15/18	1,475	1,554,281
Sotheby’s (2)	Ba3		3.125%	06/15/13	5,025	5,822,719
TRW Automotive, Inc. (2)(b)	BB	-**	3.500%	12/01/15	6,650	9,675,750

						92,166,382

Consumer Staples - 0.7%
Archer-Daniels-Midland Co. (2)	A	**	0.875%	02/15/14	1,500	1,507,500
Smithfield Foods, Inc. (2)(b)	BB	**	4.000%	06/30/13	13,075	14,545,937
Vector Group Ltd. (2)(b)	B1		11.000%	08/15/15	1,700	1,768,000

						17,821,437

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	21

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING (UNAUDITED)*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)		VALUE (Note 3)
Energy - 2.5%
Black Elk Energy Offshore Operations LLC / Black Elk Finance Corp. (3)(a)(b)	Caa2		13.750%	12/01/15		$5,800	$5,829,000
CCS, Inc. 144A (Canada) (3)(a)(b)(d)	Caa2		11.000%	11/15/15		4,800	4,944,000
Cheniere Energy, Inc. (3)(a)(b)	NR		2.250%	08/01/12		4,825	4,800,875
Chesapeake Energy Corp. (2)(b)	Ba3		7.625%	07/15/13		7,250	7,476,563
Global Rig Co. ASA (Norway) (3)(a)	NR		13.000%	06/15/15		3,452	3,555,216
Golden Close Maritime Corp. Ltd. MTN (Bermuda) (3)(a)	NR		11.000%	12/09/15		2,500	2,662,500
Green Field Energy Services, Inc. 144A (2)(b)(d)	Caa2		13.000%	11/15/16		2,025	1,741,500
Green Plains Renewable Energy, Inc. (2)	NR		5.750%	11/01/15		4,100	3,567,000
Harvest Operations Corp. (Canada) (2)(b)	NR		7.500%	05/31/15	CAD	275	280,915
Heckmann Corp. 144A (2)(b)(d)	Caa1		9.875%	04/15/18		$3,950	3,752,500
InterOil Exploration and Production ASA (Norway) (3)(a)	NR		15.000%	03/14/14	NOK	6,500	1,109,075
James River Coal Co. (2)	CCC	-**	4.500%	12/01/15		$500	180,000
Offshore Group Investments Ltd. (Cayman Islands) (2)	B3		11.500%	08/01/15		4,800	5,208,000
Panoro Energy ASA 144A (Norway) (3)(a)(d)	NR		12.000%	11/15/18		2,300	2,363,250
Patriot Coal Corp. (2)	NR		3.250%	05/31/13		12,450	3,361,500
Petrominerales Ltd. (Canada) (2)	NR		3.250%	06/12/17		3,200	2,936,000
Polarcus Alima AS (Norway) (3)(a)	NR		12.500%	10/29/15		3,800	3,838,000
RDS Ultra-Deepwater Ltd. 144A (Cayman Islands) (2)(b)(d)	B3		11.875%	03/15/17		845	935,838
Regency Energy Partners LP/Regency Energy Finance Corp. (2)	B1		9.375%	06/01/16		3,760	4,136,000

							62,677,732

Financials - 3.6%
Annaly Capital Management, Inc. (2)	NR		5.000%	05/15/15		3,150	3,106,687
AV Homes, Inc. (2)(b)	NR		7.500%	02/15/16		5,900	5,892,625
BPA Laboratories, Inc. 144A (3)(a)(b)(d)	NR		12.250%	04/01/17		5,875	5,640,000
CIT Group, Inc. 144A (3)(a)(b)(d)	B1		7.000%	05/02/16		13,125	13,157,812
CIT Group, Inc. 144A (2)(d)	B1		7.000%	05/02/17		1,008	1,009,657
CNO Financial Group, Inc. (2)(b)	B2		7.000%	12/30/16		3,635	5,675,144
CNO Financial Group, Inc., Series UNRE (2)(b)	NR		7.000%	12/30/16		2,367	3,695,479
DFC Global Corp. 144A (2)(b)(d)	B	+**	3.250%	04/15/17		800	861,000
Health Care REIT, Inc. (2)(b)	Baa2		3.000%	12/01/29		1,275	1,509,281
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (2)	Ba3		8.000%	01/15/18		4,530	4,813,125
ING Capital Funding Trust III, Perpetual Bond, Series 9 (2)(b)(e)	B1		4.061%	12/29/49		3,875	3,221,183
Jasper Explorer Ltd. (Cyprus) (3)(a)	NR		13.500%	05/27/16		6,000	4,950,000
Kohlberg Capital Corp. (2)(b)	NR		8.750%	03/15/16		4,000	4,040,000
MF Global Holdings Ltd. (2)(h)	WR		3.375%	08/01/18		2,750	1,120,625
PHH Corp. (2)(b)	Ba2		6.000%	06/15/17		1,550	2,485,813
Rouse Co./The (2)(b)	BB	+**	6.750%	11/09/15		4,045	4,227,025
Rouse Co./The (2)(b)	WR		7.200%	09/15/12		2,700	2,706,750
Speedy Cash Intermediate Holdings Corp. 144A (2)(b)(d)	B3		10.750%	05/15/18		10,950	11,305,875
Synovus Financial Corp. (2)(b)	B3		5.125%	06/15/17		1,375	1,265,000
TMX Finance LLC / TitleMax Finance Corp. (2)(b)	B2		13.250%	07/15/15		3,875	4,281,875
TMX Finance LLC/ TitleMax Finance Corp. (2)(b)	B2		13.250%	07/15/15		3,280	3,624,400

							88,589,356

Health Care - 2.4%
Adcare Health Systems, Inc. (3)(a)	NR		10.000%	10/26/13		1,850	1,834,170
Affymetrix, Inc. (2)(b)	NR		4.000%	07/01/19		2,525	2,525,000
Amylin Pharmaceuticals, Inc. (2)	NR		3.000%	06/15/14		3,100	3,158,125
China Medical Technologies, Inc., Series CMT (China) (2)(b)	NR		4.000%	08/15/13		250	65,000
KV Pharmaceutical Co. (2)(b)	NR		12.000%	03/15/15		8,175	2,534,250
MannKind Corp. (2)(b)	NR		5.750%	08/15/15		1,540	752,675
Medicines Co./The 144A (2)(d)	NR		1.375%	06/01/17		825	842,531
Merge Healthcare, Inc. (2)(b)	B2		11.750%	05/01/15		1,930	1,992,725

The accompanying notes are an integral part of these financial statements.	(Continued)

22	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING (UNAUDITED)*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)		VALUE (Note 3)
Health Care - 2.4% (continued)
Omnicare, Inc. (2)	Ba3		3.750%	12/15/25		$2,400	$3,153,000
PDL BioPharma, Inc. (2)(b)	NR		2.875%	02/15/15		1,400	1,615,250
Regeneron Pharmaceuticals, Inc. 144A (2)(d)	NR		1.875%	10/01/16		11,925	18,036,562
Select Medical Corp. (2)(b)	B3		7.625%	02/01/15		8,075	8,085,094
US Oncology, Inc. (3)(a)	NR		9.125%	08/15/17		5,786	—
ViroPharma, Inc. (2)(b)	NR		2.000%	03/15/17		10,375	14,706,563

							59,300,945

Industrials - 2.7%
AAR Corp. (2)(b)	B	+**	1.750%	02/01/26		2,200	2,172,500
Boa Deep C AS (Norway) (3)(a)(e)	NR		7.800%	04/27/16	NOK	17,813	3,031,807
Chart Industries, Inc. (2)	B	+**	2.000%	08/01/18		$8,825	10,865,781
Chloe Marine Corp. Ltd. (Bermuda) (3)(a)	NR		12.000%	12/28/16		1,400	1,456,000
EOAL Cyprus Holdings Ltd. (Cyprus) (2)	NR		20.000%	06/22/13		350	262,500
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(a)	NR		15.000%	07/15/14		4,100	410,000
Floatel Superior Ltd. (Bahamas) (3)(a)	NR		13.000%	09/02/15		1,100	1,188,000
GenCorp, Inc. (2)(b)	CCC	+**	4.063%	12/31/39		3,575	3,624,156
General Cable Corp. (2)(b)(i)	B2		4.500%	11/15/29		9,620	9,367,475
Hawaiian Holdings, Inc. (2)(b)	NR		5.000%	03/15/16		300	328,125
L-3 Communications Holdings, Inc. (2)(b)	Ba1		3.000%	08/01/35		5,800	5,655,000
MasTec, Inc. (2)(b)	NR		4.250%	12/15/14		2,400	2,961,000
Ship Finance International Ltd. (Bermuda) (2)	B3		8.500%	12/15/13		3,250	3,217,500
Songa Offshore SE (Cyprus) (2)(e)	NR		12.690%	11/17/16	NOK	15,000	2,622,444
Songa Offshore SE (Cyprus) (3)(a)	NR		10.420%	06/11/15		25,500	4,243,820
Tempel Steel Co. 144A (2)(d)	B3		12.000%	08/15/16		$5,625	5,350,781
Titan Machinery, Inc. 144A (2)(d)	NR		3.750%	05/01/19		6,650	6,616,750
United Continental Holdings, Inc. (3)(a)	NR		6.860%	04/22/14		2,653	2,673,052
Western Express, Inc. 144A (2)(b)(d)	Caa2		12.500%	04/15/15		2,300	1,391,500

							67,438,191

Information Technology - 3.9%
Bankrate, Inc. (2)(b)	B1		11.750%	07/15/15		1,077	1,203,547
Computer Sciences Corp. (2)	Baa2		5.000%	02/15/13		4,225	4,330,625
LDK Solar Co. Ltd., Series EXCH (Cayman Islands) (2)(b)	NR		4.750%	04/15/13		625	420,313
Microchip Technology, Inc. (2)	NR		2.125%	12/15/37		10,650	13,285,875
Micron Technology, Inc., Series C 144A (2)(b)(d)	BB	-**	2.375%	05/01/32		3,050	2,809,813
Salesforce.com, Inc. (2)(b)	NR		0.750%	01/15/15		23,625	40,398,750
SanDisk Corp. (3)(a)(b)	BB	**	1.000%	05/15/13		10,300	10,145,500
SouthPeak Interactive Corp. (3)(a)(h)	NR		29.000%	12/31/12		1,091	330,725
SouthPeak Interactive Corp. (3)(a)(h)	NR		10.000%	07/19/13		2,500	706,600
Vishay Intertechnology, Inc. 144A (2)(d)	BB	+**	2.250%	11/15/40		6,500	5,378,750
Xilinx, Inc. (2)(b)	BBB	-**	3.125%	03/15/37		13,400	15,979,500

							94,989,998

Materials - 0.6%
Appleton Papers, Inc. 144A (2)(b)(d)	B1		10.500%	06/15/15		600	642,000
Cemex SAB de CV (Mexico) (2)(b)	NR		3.250%	03/15/16		900	763,875
Cemex SAB de CV (Mexico) (2)(b)	NR		4.875%	03/15/15		3,200	2,824,000
Cemex SAB de CV (Mexico) (2)(b)	NR		3.750%	03/15/18		500	418,125
Cereplast, Inc. (3)(a)(h)	NR		7.000%	06/01/16		4,450	1,813,371
Jaguar Mining, Inc. (2)(b)	NR		5.500%	03/31/16		500	245,000
Kaiser Aluminum Corp. (2)(b)	NR		4.500%	04/01/15		300	371,250
Royal Gold, Inc. (2)	NR		2.875%	06/15/19		700	733,250
Standard Steel LLC / Standard Steel Finance Corp. 144A (3)(a)(d)	B3		12.000%	05/01/15		5,631	6,222,255

							14,033,126

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	23

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING (UNAUDITED)*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Telecommunication Services - 0.8%
Crown Castle International Corp. (2)	B1		9.000%	01/15/15	$13,225	$14,431,781
FiberTower Corp. (2)(b)	NR		9.000%	01/01/16	4,315	2,621,145
MediMedia USA, Inc. 144A (3)(a)(b)(d)	Caa2		11.375%	11/15/14	2,350	2,115,000
Morris Publishing Group LLC (2)	NR		10.000%	09/01/14	667	663,822

						19,831,748

Utilities - 0.1%
Atlantic Offshore (Norway) (3)(a)	NR		12.310%	06/27/15	NOK 12,000	2,017,264

TOTAL CORPORATE BONDS (cost $578,207,875)						542,208,267

CONVERTIBLE BONDS - 39.5%
Communications - 0.0% (f)
Clearwire Communications LLC / Clearwire Finance, Inc. 144A (2)(d)	NR	**	8.250%	12/01/40	$700	435,750

Consumer Discretionary - 8.0%
Coinstar, Inc. (2)	BB	-**	4.000%	09/01/14	2,150	3,848,500
DR Horton, Inc., Series DHI (2)(b)	Ba2		2.000%	05/15/14	26,406	39,278,925
Exide Technologies (3)(a)(b)(e)	CCC	+**	0.000%	09/18/13	650	597,740
Fifth & Pacific Cos., Inc. 144A (2)(b)(d)	CCC	+**	6.000%	06/15/14	6,250	19,015,625
Gaylord Entertainment Co. 144A (2)(b)(d)	NR		3.750%	10/01/14	14,350	21,399,437
JAKKS Pacific, Inc. 144A (2)(b)(d)	NR		4.500%	11/01/14	3,925	4,714,906
Lennar Corp. 144A (2)(d)	B2		3.250%	11/15/21	8,000	12,050,000
Lennar Corp. 144A (2)(b)(d)	B2		2.000%	12/01/20	350	439,250
Lennar Corp. 144A (2)(b)(d)	B2		2.750%	12/15/20	15,175	23,388,469
Palm Harbor Homes, Inc. (3)(a)(h)	NR		3.250%	05/15/24	70	1,400
priceline.com, Inc. 144A (2)(b)(d)	BBB	**	1.250%	03/15/15	12,400	27,574,500
Regis Corp. (2)(b)	NR		5.000%	07/15/14	10,000	12,912,500
Saks, Inc. 144A (2)(b)(d)	NR	**	7.500%	12/01/13	800	1,603,000
Sonic Automotive, Inc. (2)(b)	B	+**	5.000%	10/01/29	14,250	18,560,625
Stewart Enterprises, Inc. (2)(b)	B1		3.125%	07/15/14	25	24,813
Virgin Media, Inc. (2)	B	+**	6.500%	11/15/16	8,225	12,296,375

						197,706,065

Consumer Staples - 1.2%
Alliance One International, Inc. (2)(b)	Caa2		5.500%	07/15/14	4,500	4,303,125
American Oriental Bioengineering, Inc. 144A (China) (2)(b)(d)	NR		5.000%	07/15/15	1,000	190,000
Central European Distribution Corp. (2)	CCC	-**	3.000%	03/15/13	3,875	3,351,875
Chiquita Brands International, Inc. (2)	B	-**	4.250%	08/15/16	5,000	3,618,750
Nash Finch Co. (2)(b)(i)	B2		1.631%	03/15/35	4,275	1,993,219
Rite Aid Corp. (2)(b)	Caa3		8.500%	05/15/15	300	321,375
Tyson Foods, Inc. (2)	BB	+**	3.250%	10/15/13	6,600	8,002,500
Vector Group Ltd. (2)(b)(e)	NR		3.750%	11/15/14	6,504	8,203,170
Vector Group Ltd. (2)(e)	NR		3.875%	06/15/26	58	61,987

						30,046,001

Energy - 2.4%
Bristow Group, Inc. (2)(b)	BB	**	3.000%	06/15/38	1,000	1,007,500
Exterran Holdings, Inc. (2)(b)	B	+**	4.250%	06/15/14	3,675	3,550,969
GMX Resources, Inc. (2)(b)	NR		4.500%	05/01/15	1,875	853,125
Goodrich Petroleum Corp. (2)(b)	CCC	+**	5.000%	10/01/29	1,000	931,250
PetroBakken Energy Ltd., Reg S (Canada) (2)(b)	NR		3.125%	02/08/16	2,900	2,856,500
Petrominerales Ltd., Series PMG (Canada) (2)	NR		2.625%	08/25/16	1,900	1,811,650
Pioneer Natural Resources Co. (2)(b)	BBB	-**	2.875%	01/15/38	200	295,500
Polarcus Ltd. MTN (Norway) (2)	NR		2.875%	04/27/16	400	335,600
Western Refining, Inc. (2)(b)	CCC	+**	5.750%	06/15/14	21,247	46,052,872

						57,694,966

The accompanying notes are an integral part of these financial statements.	(Continued)

24	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING (UNAUDITED)*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)		VALUE (Note 3)
Financials - 8.5%
American Equity Investment Life Holding Co. 144A (2)(b)(d)	NR		5.250%	12/06/29		$10,275	$13,216,219
American Equity Investment Life Holding Co. 144A (2)(b)(d)	NR		3.500%	09/15/15		8,925	9,728,250
Ares Capital Corp. 144A (2)(d)	BBB	**	5.750%	02/01/16		4,425	4,502,438
Ares Capital Corp. 144A (2)(b)(d)	BBB	**	5.125%	06/01/16		3,025	2,998,531
BGC Partners, Inc. 144A (2)(d)	BBB	-**	4.500%	07/15/16		1,400	1,302,000
BioMed Realty LP 144A (2)(b)(d)	NR		3.750%	01/15/30		8,975	10,444,656
Boston Properties LP (2)(b)	A	-**	3.750%	05/15/36		5,750	6,569,375
Boston Properties LP 144A (2)(b)(d)	A	-**	3.625%	02/15/14		3,750	4,068,750
CNO Financial Group, Inc., Series 1 (2)(b)	NR		7.000%	12/30/16		3,963	6,187,234
DDR Corp. (2)(b)	NR		1.750%	11/15/40		17,800	19,068,250
DFC Global Corp. (2)(b)	NR		2.875%	06/30/27		150	156,375
Digital Realty Trust LP 144A (2)(b)(d)	NR		5.500%	04/15/29		8,450	15,537,437
Hilltop Holdings, Inc. (2)(b)	NR		7.500%	08/15/25		998	1,104,038
Host Hotels & Resorts LP 144A (2)(b)(d)	BB	+**	2.500%	10/15/29		27,225	35,290,406
Janus Capital Group, Inc. (2)	Baa3		3.250%	07/15/14		250	254,687
Kilroy Realty LP 144A (2)(b)(d)	NR		4.250%	11/15/14		7,390	10,262,863
KKR Financial Holdings LLC (2)	NR		7.000%	07/15/12		125	125,469
Leucadia National Corp. (2)(b)	B2		3.750%	04/15/14		250	273,125
Lexington Realty Trust 144A (2)(b)(d)	NR		6.000%	01/15/30		7,550	9,871,625
MGIC Investment Corp. (2)(b)	CCC	**	5.000%	05/01/17		10,850	7,364,438
National Financial Partners Corp. (2)(b)	NR		4.000%	06/15/17		4,025	4,935,656
NorthStar Realty Finance LP 144A (2)(b)(d)	NR		7.500%	03/15/31		3,400	3,370,250
Penson Worldwide, Inc. 144A (3)(a)(d)	NR		8.000%	06/01/14		8,515	766,350
ProLogis LP (2)	BBB	-**	3.250%	03/15/15		11,905	13,080,619
Radian Group, Inc. (2)(b)	CCC	**	3.000%	11/15/17		5,175	3,040,312
SL Green Operating Partnership LP 144A (2)(b)(d)	NR		3.000%	10/15/17		15,150	17,346,750
Stewart Information Services Corp. (2)	NR		6.000%	10/15/14		6,125	8,192,187

							209,058,290

Health Care - 0.3%
Accuray, Inc. 144A (2)(b)(d)	NR		3.750%	08/01/16		700	694,750
China Medical Technologies, Inc. 144A (China) (2)(d)(h)	NR	**	6.250%	12/15/16		2,625	682,500
Enzon Pharmaceuticals, Inc. (2)(b)	NR		4.000%	06/01/13		1,850	1,873,125
MannKind Corp. (2)(b)	NR		3.750%	12/15/13		500	267,500
Molina Healthcare, Inc., Series MOH (2)(b)	NR		3.750%	10/01/14		3,375	3,720,938

							7,238,813

Industrials - 6.2%
Avis Budget Group, Inc. (2)(b)(d)	NR		3.500%	10/01/14		7,400	9,231,500
CBIZ, Inc. 144A (2)(b)(d)	NR		4.875%	10/01/15		1,400	1,436,750
China Linen Textile Industry Ltd. (Cayman Islands) (3)(a)	NR		7.500%	11/12/12		1,850	1,453,441
EnPro Industries, Inc. (2)(b)	NR		3.938%	10/15/15		3,575	4,535,781
FTI Consulting, Inc. (2)(b)	B1		3.750%	07/15/12		1,325	1,325,000
Genco Shipping & Trading Ltd. (Marshall Islands) (2)	NR		5.000%	08/15/15		500	216,875
General Cable Corp. (2)(b)	Ba3		0.875%	11/15/13		6,075	5,778,844
Hertz Global Holdings, Inc. (2)(b)	B	-**	5.250%	06/01/14		20,275	33,681,844
Kaman Corp. 144A (2)(b)(d)	NR		3.250%	11/15/17		3,800	4,308,250
Lufthansa Malta Blues LP, Series JBLU 144A (Malta) (2)(d)	Ba1		0.750%	04/05/17	EUR	2,800	3,760,256
MasTec, Inc. (2)(b)	NR		4.000%	06/15/14		$2,125	2,555,312
Meritor, Inc. (2)(b)(i)	B	-**	4.625%	03/01/26		2,000	1,737,500
Navistar International Corp. (2)(b)	B	-**	3.000%	10/15/14		5,125	4,779,063
Terex Corp. (2)(b)	Caa1		4.000%	06/01/15		10,100	13,407,750
Textron, Inc., Series TXT (2)(b)	Baa3		4.500%	05/01/13		4,400	8,459,000
Titan International, Inc. 144A (2)(b)(d)	B	+**	5.625%	01/15/17		7,575	20,007,469
Trex Co., Inc. (2)	NR		6.000%	07/01/12		6,970	9,628,358
Ultrapetrol Bahamas Ltd. 144A (Bahamas) (2)(b)(d)	NR		7.250%	01/15/17		900	540,000
United Rentals, Inc. (2)(b)	NR		4.000%	11/15/15		8,500	26,488,125

							153,331,118

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	25

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING (UNAUDITED)*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Information Technology - 8.1%
3D Systems Corp. 144A (2)(d)	NR		5.500%	12/15/16	$11,725	$18,891,906
Alliance Data Systems Corp. (2)(b)	NR		4.750%	05/15/14	10,500	30,135,000
Amkor Technology, Inc. (2)(b)	NR		6.000%	04/15/14	5,950	10,256,313
Arris Group, Inc. (2)(b)	NR		2.000%	11/15/26	650	694,688
Cadence Design Systems, Inc. (2)(b)	NR		2.625%	06/01/15	6,925	10,742,406
Ciena Corp. 144A (2)(b)(d)	NR		4.000%	03/15/15	16,075	17,963,812
Concur Technologies, Inc. 144A (2)(b)(d)	NR		2.500%	04/15/15	200	283,500
Convergys Corp. (2)(b)	BB	-**	5.750%	09/15/29	7,825	11,796,187
DST Systems, Inc., Series C (2)(b)(e)(i)	NR		4.125%	08/15/23	975	1,200,469
Equinix, Inc. (2)(b)	B	**	4.750%	06/15/16	13,075	28,683,281
Finisar Corp. 144A (2)(b)(d)	NR		5.000%	10/15/29	400	686,000
Hutchinson Technology, Inc. (2)	NR		8.500%	01/15/26	95	64,244
Intel Corp. (2)	A	-**	2.950%	12/15/35	6,475	7,324,844
Micron Technology, Inc., Series A 144A (2)(d)	NR		1.500%	08/01/31	400	354,000
Nuance Communications, Inc. 144A (2)(d)	BB	-**	2.750%	11/01/31	600	662,250
ON Semiconductor Corp. (2)(b)	Ba2		1.875%	12/15/25	250	281,250
Photronics, Inc. (2)(b)	NR		5.500%	10/01/14	2,200	3,165,250
Powerwave Technologies, Inc. 144A (2)(b)(d)	NR		2.750%	07/15/41	3,900	1,140,750
Rambus, Inc. (2)(b)	NR		5.000%	06/15/14	6,450	6,377,437
SanDisk Corp. (2)	BB	**	1.500%	08/15/17	3,425	3,523,469
SYNNEX Corp. (2)(b)	NR		4.000%	05/15/18	2,750	3,413,437
Take-Two Interactive Software, Inc. (2)(b)	NR		4.375%	06/01/14	3,825	4,417,875
Take-Two Interactive Software, Inc. 144A (2)(b)(d)	NR		1.750%	12/01/16	2,200	1,925,000
TTM Technologies, Inc. (2)(b)	BB	-**	3.250%	05/15/15	5,775	5,746,125
VeriSign, Inc. (2)(b)	NR		3.250%	08/15/37	20,935	29,151,988

						198,881,481

Materials - 2.4%
A.M. Castle & Co. 144A (2)(b)(d)	NR		7.000%	12/15/17	925	1,165,500
Alcoa, Inc. (2)(b)	Baa3		5.250%	03/15/14	8,825	13,204,406
Allegheny Technologies, Inc. (2)(b)	BBB	-**	4.250%	06/01/14	6,900	7,978,125
ArcelorMittal (Luxembourg) (2)	Baa3		5.000%	05/15/14	6,875	7,046,875
Northgate Minerals Corp. (Canada) (2)(b)	NR		3.500%	10/01/16	2,825	3,061,594
RTI International Metals, Inc. (2)(b)	NR		3.000%	12/01/15	5,250	5,328,750
ShengdaTech, Inc. 144A (2)(b)(d)(h)	NR		6.500%	12/15/15	1,200	60,000
ShengdaTech, Inc. 144A (2)(b)(d)(h)	NR		6.000%	06/01/18	300	15,000
Sterlite Industries India Ltd. (India) (2)(b)	NR		4.000%	10/30/14	5,350	4,815,000
Stillwater Mining Co. (2)(b)	B	+**	1.875%	03/15/28	1,000	1,001,250
United States Steel Corp. (2)(b)	B1		4.000%	05/15/14	16,184	16,386,300

						60,062,800

Telecommunication Services - 2.4%
Level 3 Communications, Inc. (2)(b)	NR		6.500%	10/01/16	13,525	18,884,281
Level 3 Communications, Inc. (2)(b)	CCC	**	15.000%	01/15/13	10,975	12,168,531
Level 3 Communications, Inc., Series B (2)(b)	NR		7.000%	03/15/15	1,280	1,529,600
tw telecom inc (2)(b)	B2		2.375%	04/01/26	1,075	1,507,688
XM Satellite Radio, Inc. 144A (2)(b)(d)	BB	**	7.000%	12/01/14	19,594	25,521,185

						59,611,285

TOTAL CONVERTIBLE BONDS (cost $883,696,896)						974,066,569

BANK LOANS - 0.1%
Energy - 0.1%
Chesapeake Energy Corp. (2) (cost $3,468,788)	NR		8.500%	12/02/17	3,575,000	3,543,326

The accompanying notes are an integral part of these financial statements.	(Continued)

26	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 2.9%	SHARES	VALUE (Note 3)
Advent Claymore Convertible Securities and Income Fund (b)	5,604	$85,965
Advent Claymore Convertible Securities and Income Fund II (b)	78,342	502,172
Advent Claymore Enhanced Growth & Income Fund (b)	9,984	93,350
Apollo Senior Floating Rate Fund, Inc. (b)	5,598	100,988
ASA Gold and Precious Metals Ltd. (Bermuda)	24,931	555,712
BlackRock Core Bond Trust	171,927	2,489,503
BlackRock Credit Allocation Income Trust II, Inc.	253,195	2,747,166
BlackRock Credit Allocation Income Trust III, Inc.	147,274	1,678,924
BlackRock Credit Allocation Income Trust IV	199,352	2,641,414
BlackRock Diversified Income Strategies Fund, Inc.	14,721	150,743
BlackRock Energy and Resources Trust	478	10,765
BlackRock Enhanced Capital and Income Fund, Inc.	28,381	363,277
BlackRock Enhanced Equity Dividend Trust	342,478	2,479,541
BlackRock Floating Rate Income Strategies Fund, Inc.	6,190	89,074
BlackRock Global Opportunities Equity Trust	45,569	603,789
BlackRock Income Opportunity Trust, Inc.	207,149	2,259,996
BlackRock International Growth and Income Trust	141,588	1,008,107
BlackRock Resources & Commodities Strategy Trust	55,954	747,545
CBRE Clarion Global Real Estate Income Fund	157,357	1,246,267
Clough Global Equity Fund	35,092	424,262
Cohen & Steers Global Income Builder, Inc.	35,972	361,159
Eaton Vance Enhanced Equity Income Fund	171,697	1,819,988
Eaton Vance Enhanced Equity Income Fund II	191,754	2,036,428
Eaton Vance Limited Duration Income Fund	17,375	283,213
Eaton Vance Risk-Managed Diversified Equity Income Fund	547,189	5,608,687
Eaton Vance Senior Income Trust	25,381	178,175
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	454,025	4,758,182
Eaton Vance Tax-Advantaged Dividend Income Fund	84,667	1,352,979
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	49,508	892,134
Eaton Vance Tax-Managed Buy-Write Income Fund	79,251	1,065,133

CLOSED END FUNDS - 2.9% (continued)	SHARES	VALUE (Note 3)
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	167,882	$2,086,773
Eaton Vance Tax-Managed Diversified Equity Income Fund	603,965	5,477,963
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,030,441	8,552,660
First Opportunity Fund, Inc. †	26,788	189,659
First Trust Aberdeen Emerging Opportunity Fund	4,877	93,833
First Trust Enhanced Equity Income Fund	27,498	323,651
Gabelli Multimedia Trust, Inc.	6,359	44,068
ING Global Advantage and Premium Opportunity Fund	2,156	24,277
ING Global Equity Dividend & Premium Opportunity Fund	9,834	86,933
ING Prime Rate Trust	76,439	441,053
ING Risk Managed Natural Resources Fund	3,592	39,943
Invesco Van Kampen Bond Fund	57,658	1,251,179
Invesco Van Kampen Dynamic Credit Opportunities Fund	129,371	1,517,522
John Hancock Hedged Equity & Income Fund	23,948	375,984
Kayne Anderson Midsteam/Energy Fund, Inc.	12,166	324,467
Lazard Global Total Return and Income Fund, Inc.	10,727	151,680
LMP Corporate Loan Fund, Inc.	4,135	49,744
LMP Real Estate Income Fund, Inc.	13,724	142,730
Madison/Claymore Covered Call & Equity Strategy Fund	56,529	431,316
MLP & Strategic Equity Fund, Inc.	2,836	48,921
Montgomery Street Income Securities, Inc.	9,985	159,960
Morgan Stanley Emerging Markets Fund, Inc. †	10,987	153,708
Morgan Stanley Income Securities, Inc.	29,022	529,652
Nuveen Core Equity Alpha Fund	1,571	20,831
Nuveen Equity Premium Advantage Fund	68,887	828,022
Nuveen Equity Premium and Growth Fund	32,561	416,455
Nuveen Equity Premium Income Fund	78,322	947,696
Nuveen Equity Premium Opportunity Fund	84,537	1,005,990
Nuveen Quality Preferred Income Fund	63,413	527,596
Nuveen Quality Preferred Income Fund II	230,466	2,074,194
Nuveen Quality Preferred Income Fund III	24,808	211,860
Nuveen Tax-Advantaged Dividend Growth Fund	591	7,854
Nuveen Tax-Advantaged Total Return Strategy Fund	14,647	147,642

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	27

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 2.9% (continued)	SHARES	VALUE (Note 3)
Petroleum & Resources Corp.	40,258	$964,582
RMR Real Estate Income Fund	1,640	27,290
Royce Focus Trust, Inc.	83,364	522,692
Source Capital, Inc.	2,331	114,475
Wells Fargo Advantage Multi-Sector Income Fund	22,120	337,330
Western Asset Global Corporate Defined Opportunity Fund, Inc.	87,422	1,677,628
Western Asset Income Fund	17,864	251,525
Zweig Fund, Inc. †	357	4,280

TOTAL CLOSED END FUNDS (cost $69,400,541)		71,220,256

PREFERRED STOCKS - 0.1%

Financials - 0.1%
Ally Financial, Inc. 144A (2)(d) (cost $2,006,438)	2,175	1,937,721

RIGHTS - 0.0% (f)

Information Technology - 0.0% (f)
Gerber Scientific, Inc. (3)†(a) (cost $—)	879,944	—

WARRANTS - 0.8%

Consumer Discretionary - 0.0% (f)
Kandi Technologies Corp. (3)†(a)	169,478	40,505

Consumer Staples - 0.0% (f)
Celsius Holdings, Inc. (3)†(a)	52,500	525
HQ Sustainable Maritime Industries, Inc. (3)†(a)	62,284	6

		531

Energy - 0.0% (f)
Camac Energy, Inc. (3)†(a)	88,191	5,618
Green Field Energy Services, Inc. (2)†	2,025	40,500
Pacific Ethanol, Inc. (3)†(a)	318,750	38,738
Plug Power, Inc. (3)†(a)	88,875	19,748
Syntroleum Corp. (3)†(a)	253,165	19,722

		124,326

Financials - 0.7%
Andina Acquisition Corp. †	415,800	103,950
Associated Banc-Corp †	20,065	28,693
Australia Acquisition Corp. (Australia) †(b)	612,000	30,600
Boston Private Financial Holdings, Inc. †	97,674	364,324
Cazador Acquisition Corp. Ltd. (Cayman Islands) †	319,668	51,147
Comerica, Inc. †	45,508	305,410
European CleanTech SE (Germany) (3)†(a)	621,000	78,587
exceet Group SE (Germany) (2)†	72,000	31,891
FlatWorld Acquisition Corp. (Virgin Islands, British) †	219,450	46,084
Gerova Financial Group Ltd. (Bermuda) (3)†(a)	138,792	1,388

	SHARES	VALUE (Note 3)
Financials - 0.7% (continued)
Hicks Acquisition Co. II, Inc. †	810,000	$405,000
IVS Group (Luxembourg) (2)†	590,301	362,308
Jack Cooper Holdings Corp. †	448	31,360
Jack Cooper Holdings Corp. (3)†(a)	1,775	124,250
JWC Acquisition Corp. †	1,032,750	557,685
Lincoln National Corp. †	49,759	696,128
Lone Oak Acquisition Corp. (Hong Kong) †	328,820	65,764
Neostem (3)†(a)	243,000	19,173
Nautilus Marine Acquisition Corp. (Greece) (3)†(a)	777,600	85,536
Prime Acquisition Corp. (China) †	423,935	152,617
RLJ Acquisition, Inc. †	974,044	243,511
Selway Capital Acquisition Corp. †	414,792	138,955
Signature Bank †	107,610	4,021,386
Texas Capital Bancshares, Inc. †	16,077	422,825
Trio Merger Corp. †	456,000	319,200
Universal Business Payment Solutions Acquisition Corp. (2)†	947,052	236,763
Valley National Bancorp †	49,509	43,568
Wintrust Financial Corp. †	415,782	6,922,770

		15,890,873

Health Care - 0.1%
Access Pharmaceuticals, Inc. (3)†(a)	68,407	677
ADVENTRX Pharmaceuticals, Inc. (3)†(a)	103,750	18,965
American Medical Alert Corp. (3)†(a)	283,523	2,835
Bionovo, Inc. (3)†(a)	39,373	4
Cormedix, Inc. (3)†(a)(b)	75,400	1,885
CryoPort, Inc. (3)†(a)	1,704,825	121,245
CytRx Corp. (3)†(a)	2,268,000	299,149
InspireMD, Inc. (United Kingdom) (3)†(a)	67,911	20,509
IntelliPharmaCeutics International, Inc., Series A (3)†(a)	220,000	199,034
IntelliPharmaCeutics International, Inc., Series B (3)†(a)	220,000	127,160
Opexa Therapeutics, Inc. (3)†(a)	47,362	834
Pluristem Therapeutics, Inc. (3)†(a)	173,242	53,653
Provectus Pharmaceuticals, Inc., Series A (3)†(a)	881,558	76,696
Provectus Pharmaceuticals, Inc., Series C (3)†(a)	617,090	53,687
ReGeneRx Biopharmaceuticals, Inc. (2)†	240,000	3,120
Repros Therapeutics, Inc. (3)†(a)	92,675	333,611
Rosetta Genomics Ltd. (Israel) (3)†(a)	688,211	49,297
RXi Pharmaceuticals Corp. (3)†(a)	144,175	175,894
Synergy Pharmaceuticals, Inc. (3)†(a)	82,000	115,505

		1,653,760

Industrials - 0.0% (f)
China Wood, Inc. (3)†(a)	94,000	105,788
Plastec Technologies Ltd. (Hong Kong) †	56,004	3,360
Spherix, Inc. (3)†(a)	196,441	2,416

		111,564

The accompanying notes are an integral part of these financial statements.	(Continued)

28	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Information Technology - 0.0% (f)
Authentidate Holding Corp. (3)†(a)	1,377,760	$211,613
Magic Software Enterprises Ltd. (Israel) (3)†(a)	132,782	48,904
Microvision, Inc. (3)†(a)	42,000	29,803
Orckit Communications Ltd. (Israel) (3)†(a)	84,282	67
SinoHub, Inc. (China) (3)†(a)	267,392	27

		290,414

Materials - 0.0% (f)
Aurcana Corp. (Canada) (3)†(a)	623,387	311,818
Calvista Gold Corp. (Canada) (3)†(a)(b)	100,000	1,965
Cereplast, Inc. (3)†(a)	64,539	39
China Shen Zhou Mining & Resources, Inc. (China) (3)†(a)	66,762	4,914
Edgewater Exploration Ltd. (Canada) (3)†(a)	250,000	1,694
Energy Fuels, Inc. (Canada) (3)†(a)	360,000	6,011
Kangaroo Resources Ltd. (Australia) (3)†(a)	24,137,931	374,138

		700,579

Utilities - 0.0% (f)
China Hydroelectric Corp. (China) †	24,500	493

TOTAL WARRANTS (cost $13,623,762)		18,813,045

MONEY MARKET FUNDS - 9.1%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.170% (2)(j)(k)	402,185	402,185
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(j)	224,452,992	224,452,992

TOTAL MONEY MARKET FUNDS (cost $224,855,177)		224,855,177

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.0% (f)
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.170% (2)(j)(l)	208,312	208,312

	CONTRACTS/ NOTIONAL
PURCHASED OPTIONS - 0.0% (f)
Put - Molycorp, Inc., Expires 09/22/2012, Strike $40.00 (cost $660,791)	380	727,700

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $2,637,986,601)		2,701,530,840

	SHARES	VALUE (Note 3)
SECURITIES SOLD SHORT - (42.7)%
COMMON STOCKS - (40.9)%
Consumer Discretionary - (7.8)%
Carnival Corp.	(333,643)	$(11,433,946)
Coinstar, Inc. †	(47,756)	(3,278,927)
DR Horton, Inc.	(1,617,520)	(29,730,018)
Exide Technologies †	(1,386)	(4,657)
Fifth & Pacific Cos., Inc. †	(1,677,853)	(18,003,363)
Gaylord Entertainment Co. †	(455,513)	(17,564,581)
Goodyear Tire & Rubber Co./The †	(137)	(1,618)
Group 1 Automotive, Inc.	(49,028)	(2,236,167)
Interpublic Group of Cos., Inc./The	(94,950)	(1,030,207)
JAKKS Pacific, Inc.	(10,782)	(172,620)
Lennar Corp., Class A	(876,956)	(27,106,710)
MGM Resorts International †	(168,154)	(1,876,599)
priceline.com, Inc. †	(39,335)	(26,138,894)
Regis Corp.	(493,711)	(8,867,049)
Saks, Inc. †	(137,244)	(1,461,649)
Sirius XM Radio, Inc. †	(7,222,384)	(13,361,410)
Sonic Automotive, Inc., Class A	(751,134)	(10,268,002)
Sotheby’s	(87,200)	(2,908,992)
Stewart Enterprises, Inc., Class A	(591)	(4,220)
TRW Automotive Holdings Corp. †	(173,274)	(6,369,552)
Viacom, Inc., Class A	(37,582)	(1,915,930)
Virgin Media, Inc.	(361,609)	(8,819,643)

		(192,554,754)

Consumer Staples - (1.2)%
Alliance One International, Inc. †	(436,069)	(1,508,799)
American Oriental Bioengineering, Inc. (China) †	(4,761)	(1,905)
Archer-Daniels-Midland Co.	(5,593)	(165,105)
Central Garden and Pet Co., Class A †	(621,290)	(6,765,848)
Chiquita Brands International, Inc. †	(57,918)	(289,590)
Dole Food Co., Inc. †	(57,892)	(508,292)
Green Mountain Coffee Roasters, Inc. †	(31,981)	(696,546)
Rite Aid Corp. †	(56,795)	(79,513)
Smithfield Foods, Inc. †	(282,422)	(6,108,788)
Tyson Foods, Inc., Class A	(269,567)	(5,075,947)
Universal Corp.	(107,992)	(5,003,269)
Vector Group Ltd.	(239,812)	(4,081,600)

		(30,285,202)

Energy - (3.8)%
Boardwalk Pipeline Partners LP	(2,300)	(63,549)
Bristow Group, Inc.	(5,028)	(204,489)
Chesapeake Energy Corp.	(279,563)	(5,199,872)
CVR Energy, Inc. (3)†(a)	(4,666)	—
Diamond Offshore Drilling, Inc.	(1,240)	(73,321)
Energy XXI Bermuda Ltd. (Bermuda)	(79,713)	(2,494,220)
Exterran Holdings, Inc. †	(73,815)	(941,141)
GMX Resources, Inc. †	(5,000)	(4,055)
Goodrich Petroleum Corp. †	(10,676)	(147,969)
Green Plains Renewable Energy, Inc. †	(118,603)	(740,083)
James River Coal Co. †	(3,976)	(10,775)
Kinder Morgan, Inc.	(103,700)	(3,341,214)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	29

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Energy - (3.8)% (continued)
PetroBakken Energy Ltd., Class A (Canada)	(13,910)	$(167,915)
Petrominerales Ltd. (Canada)	(17,729)	(200,259)
Petrominerales Ltd. (Colombia)	(63,478)	(719,333)
Pioneer Natural Resources Co.	(3,486)	(307,500)
Polarcus Ltd. (Norway) (2)†	(116,826)	(81,184)
Royal Dutch Shell PLC, Class B ADR (Netherlands)	(559,352)	(39,115,485)
Western Refining, Inc.	(1,829,603)	(40,745,259)
Whiting Petroleum Corp. †	(4,848)	(199,350)

		(94,756,973)

Financials - (6.7)%
American Equity Investment Life Holding Co.	(1,237,984)	(13,630,204)
Annaly Capital Management, Inc. REIT	(24,947)	(418,611)
Ares Capital Corp.	(89,031)	(1,420,935)
Associated Banc-Corp	(7,144)	(94,229)
AV Homes, Inc. †	(66,867)	(974,921)
BGC Partners, Inc., Class A	(35,569)	(208,790)
BioMed Realty Trust, Inc. REIT	(287,824)	(5,376,552)
Boston Private Financial Holdings, Inc.	(73,678)	(657,945)
Boston Properties, Inc. REIT	(43,960)	(4,763,945)
Citigroup, Inc.	(93,992)	(2,576,321)
CNA Financial Corp.	(4,275)	(118,503)
CNO Financial Group, Inc.	(1,438,818)	(11,222,780)
Comerica, Inc.	(25,436)	(781,140)
DDR Corp. REIT	(652,403)	(9,551,180)
DFC Global Corp. †	(30,487)	(561,875)
Digital Realty Trust, Inc. REIT	(196,313)	(14,737,217)
Health Care REIT, Inc. REIT	(14,494)	(845,000)
Hilltop Holdings, Inc. †	(24,355)	(251,100)
Host Hotels & Resorts, Inc. REIT	(1,445,552)	(22,868,633)
Kilroy Realty Corp. REIT	(156,308)	(7,566,870)
Leucadia National Corp.	(6,430)	(136,766)
Lexington Realty Trust REIT	(748,739)	(6,341,819)
Lincoln National Corp.	(45,390)	(992,679)
MetLife, Inc.	(277,390)	(8,557,481)
MGIC Investment Corp. †	(488,502)	(1,406,886)
National Financial Partners Corp. †	(256,354)	(3,435,144)
NorthStar Realty Finance Corp. REIT	(251,153)	(1,311,019)
Park Sterling Corp. †	(200,559)	(944,633)
Penson Worldwide, Inc. †	(217,523)	(33,281)
PHH Corp. †	(107,879)	(1,885,725)
PMI Group, Inc./The †	(263)	(7)
Prologis, Inc. REIT	(132,199)	(4,392,973)
Radian Group, Inc.	(318,829)	(1,048,947)
Signature Bank †	(97,581)	(5,949,514)
SL Green Realty Corp. REIT	(120,560)	(9,673,734)
Stewart Information Services Corp.	(344,769)	(5,292,204)
Texas Capital Bancshares, Inc. †	(15,149)	(611,868)
Trustmark Corp.	(71,218)	(1,743,417)
Valley National Bancorp	(15,472)	(164,003)
Wells Fargo & Co.	(1,276)	(42,669)
Wintrust Financial Corp.	(374,218)	(13,284,739)

		(165,876,259)

	SHARES	VALUE (Note 3)
Health Care - (1.7)%
Accuray, Inc. †	(50,983)	$(348,724)
China Medical Technologies, Inc. ADR (China) (2)†	(122,710)	(1,322,814)
Enzon Pharmaceuticals, Inc. †	(49,513)	(340,154)
Medicines Co./The †	(19,495)	(447,215)
Molina Healthcare, Inc. †	(64,719)	(1,518,308)
Omnicare, Inc.	(74,777)	(2,335,286)
PDL BioPharma, Inc.	(184,756)	(1,224,932)
Regeneron Pharmaceuticals, Inc. †	(122,062)	(13,941,921)
SXC Health Solutions Corp. †	(88,456)	(8,775,720)
ViroPharma, Inc. †	(461,893)	(10,946,864)

		(41,201,938)

Industrials - (6.0)%
Avis Budget Group, Inc. †	(309,662)	(4,706,862)
CBIZ, Inc. †	(111,257)	(660,867)
Cenveo, Inc. †	(332,631)	(641,978)
Chart Industries, Inc. †	(104,192)	(7,164,242)
Eaton Corp.	(424,558)	(16,825,234)
EnPro Industries, Inc. †	(82,532)	(3,084,221)
FTI Consulting, Inc. †	(1,908)	(54,855)
GenCorp, Inc. †	(208,507)	(1,357,381)
General Cable Corp. †	(261,321)	(6,778,667)
Hawaiian Holdings, Inc. †	(27,785)	(180,880)
Hertz Global Holdings, Inc. †	(2,226,636)	(28,500,941)
JetBlue Airways Corp. †	(390,438)	(2,069,321)
Kaman Corp.	(69,384)	(2,146,741)
L-3 Communications Holdings, Inc.	(21,873)	(1,618,821)
MasTec, Inc. †	(195,981)	(2,947,554)
Meritor, Inc. †	(29,553)	(154,267)
Navistar International Corp. †	(40,267)	(1,142,375)
Nielsen Holdings NV †	(9,461)	(248,067)
Pentair, Inc.	(25,842)	(989,232)
Terex Corp. †	(478,585)	(8,533,171)
Textron, Inc.	(318,476)	(7,920,498)
Titan International, Inc.	(732,667)	(17,972,321)
Titan Machinery, Inc. †	(108,592)	(3,297,939)
Trex Co., Inc. †	(80,961)	(2,436,116)
Ultrapetrol Bahamas Ltd. (Bahamas) †	(62,613)	(73,883)
United Rentals, Inc. †	(741,958)	(25,256,250)

		(146,762,684)

Information Technology - (9.0)%
3D Systems Corp. †	(489,037)	(16,695,723)
Alliance Data Systems Corp. †	(220,747)	(29,800,845)
Amkor Technology, Inc. †	(1,745,732)	(8,519,172)
Arris Group, Inc. †	(18,179)	(252,870)
Cadence Design Systems, Inc. †	(793,814)	(8,724,016)
Ciena Corp. †	(457,371)	(7,487,163)
Concur Technologies, Inc. †	(3,095)	(210,769)
Convergys Corp.	(589,754)	(8,710,667)
Digital River, Inc. †	(1,323)	(21,988)
DST Systems, Inc.	(12,869)	(698,915)
DTS, Inc. †	(68,987)	(1,799,181)
Equinix, Inc. †	(154,477)	(27,133,885)
Finisar Corp. †	(31,101)	(465,271)
Integrated Device Technology, Inc. †	(856,859)	(4,815,548)

The accompanying notes are an integral part of these financial statements.	(Continued)

30	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Information Technology - (9.0)% (continued)
Intel Corp.	(89,694)	$(2,390,345)
Microchip Technology, Inc.	(360,372)	(11,921,106)
Micron Technology, Inc. †	(281,934)	(1,779,003)
Nuance Communications, Inc. †	(12,261)	(292,057)
Oclaro, Inc. †	(268,568)	(816,447)
ON Semiconductor Corp. †	(21,066)	(149,569)
Photronics, Inc. †	(346,201)	(2,111,826)
Rambus, Inc. †	(51,787)	(297,257)
Salesforce.com, Inc. †	(240,781)	(33,290,381)
SanDisk Corp. †	(43,372)	(1,582,211)
SYNNEX Corp. †	(68,244)	(2,353,736)
Take-Two Interactive Software, Inc. †	(230,809)	(2,183,453)
TTM Technologies, Inc. †	(156,266)	(1,470,463)
Verint Systems, Inc. †	(216,180)	(6,379,472)
VeriSign, Inc. †	(532,999)	(23,222,766)
Visa, Inc., Class A	(6,452)	(797,661)
Vishay Intertechnology, Inc. †	(430,758)	(4,062,048)
Xilinx, Inc.	(357,374)	(11,997,045)

		(222,432,859)

Materials - (1.4)%
A.M. Castle & Co. †	(82,750)	(878,805)
Alcoa, Inc.	(1,056,599)	(9,245,241)
Allegheny Technologies, Inc.	(74,291)	(2,369,140)
ArcelorMittal NYRS (Luxembourg)	(71,771)	(1,095,943)
AuRico Gold, Inc. (Canada) †	(166,718)	(1,335,411)
Cemex SAB de CV ADR (Mexico) †	(255,616)	(1,720,296)
Eastman Chemical Co.	(118,851)	(5,986,525)
Jaguar Mining, Inc. †	(27,488)	(31,886)

	SHARES	VALUE (Note 3)
Materials - (1.4)% (continued)
Kaiser Aluminum Corp.	(4,470)	$(231,725)
Monsanto Co.	(3,820)	(316,220)
RTI International Metals, Inc. †	(80,409)	(1,819,656)
Sino-Forest Corp. (Canada) (3)†(a)	(46,847)	(32,207)
Sterlite Industries India Ltd. ADR (India)	(25,228)	(191,228)
Stillwater Mining Co. †	(36,100)	(308,294)
Thompson Creek Metals Co., Inc. †	(1,036,476)	(3,306,359)
United States Steel Corp.	(208,170)	(4,288,302)
Yamana Gold, Inc. (Canada)	(36,768)	(566,726)

		(33,723,964)

Telecommunication Services - (1.3)%
Clearwire Corp., Class A †	(57,345)	(64,226)
Consolidated Communications Holdings, Inc.	(239,130)	(3,539,124)
Level 3 Communications, Inc. †	(704,368)	(15,601,751)
TELUS Corp. (Canada)	(193,976)	(11,648,849)
tw telecom inc †	(53,056)	(1,361,417)

		(32,215,367)

Utilities - (2.0)%
Duke Energy Corp.	(1,706,057)	(39,341,674)
NextEra Energy, Inc.	(30,595)	(2,105,242)
PPL Corp.	(245,826)	(6,836,421)

		(48,283,337)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $976,915,448)		(1,008,093,337)

CONVERTIBLE PREFERRED STOCKS - (0.1)%	MOODY’S RATING (UNAUDITED)*	SHARES	VALUE (Note 3)
Consumer Discretionary - (0.1)%
General Motors Co., Series B, $50.00 par, 4.750%	NR	(101,625)	$(3,373,950)

Financials - 0.0% (f)
Hartford Financial Services Group, Inc., Series F, $25.00 par, 7.250% †	Ba2	(21,350)	(399,245)

TOTAL CONVERTIBLE PREFERRED STOCKS SOLD SHORT (proceeds $4,405,555)			(3,773,195)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	31

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
EXCHANGE TRADED FUNDS - (1.7)%
SPDR Barclays Capital High Yield Bond ETF	(832,055)	$(32,832,890)
SPDR Gold Shares †	(3,205)	(497,384)
SPDR S&P 500 ETF Trust	(66,839)	(9,108,151)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $43,294,507)		(42,438,425)

TOTAL SECURITIES SOLD SHORT (proceeds $1,024,615,510)		(1,054,304,957)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 66.8% (cost $1,613,371,091)		1,647,225,883

OTHER ASSETS IN EXCESS OF LIABILITIES - 33.2% (m)		819,661,880

NET ASSETS - 100.0%		$2,466,887,763

†	Non income-producing security.
(a)	Security fair valued at June 30, 2012 using procedures approved by the Board of Trustees. The total value of positions fair valued was $164,839,870 or 6.7% of total net assets.
(b)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2012, the value of these securities was $1,003,679,097. In addition, $790,400,563 of cash collateral was pledged.
(c)	All or a portion of the security on loan. The aggregate market value of such securities is $198,049; cash collateral of $208,312 was received with which the Fund purchased a money market fund.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(e)	Indicates a variable rate security. The interest rate shown represents the discount rate at June 30, 2012.
(f)	Represents less than 0.05 percent of net assets.
(g)	Represents a Pay-in-Kind Bond.
(h)	Defaulted security.
(i)	Represents a step bond. The rate shown reflects the yield at June 30, 2012.
(j)	Represents annualized seven-day yield as of June 30, 2012.
(k)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange, futures and swap contracts.
(l)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(m)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	The rating reflected is as June 30, 2012. Rating of certain bonds may have changed subsequent to the date.
**	S & P Rating provided.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

MTN - Medium Term Note

NOK - Norwegian Krone

NR - Not Rated by Moody’s

NYRS - New York Registry Shares

REIT - Real Estate Investment Trust

WR - Withheld Ratings

Open Written Options contracts outstanding at June 30, 2012:

Call Options Written

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
1,691	Human Genome Sciences, Inc. (exercise price $10)	J.P. Morgan	July 21, 2012	$(566,789)	$(566,485)	$304
380	Molycorp, Inc. (exercise price $40)	J.P. Morgan	September 22, 2012	(22,104)	(1,900)	20,204

				$(588,893)	$(568,385)	$20,508

The accompanying notes are an integral part of these financial statements.	(Continued)

32	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts buy protection as of June 30, 2012:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECIEVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Host Hotels & Resorts LP	1.000%	USD	3,450,000	$136,217	12/20/2015	$(50,168)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 18	5.000%	USD	178,350,000	5,500,771	06/20/2017	511,195

					$5,636,988		$461,027

Credit default swap contracts sell protection as of June 30, 2012:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECIEVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 18	5.000%	USD	750,000	$(42,480)	06/20/2017	$17,197

					$(42,480)		$17,197

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $622. Additional collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts. Additional cash held as collateral with broker for credit default swap contracts was $100,000 at June 30, 2012.

Open futures contracts outstanding at June 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
1,519	S&P 500 E-Mini Futures	September 21, 2012	$(99,986,097)	$(103,018,580)	$(3,032,483)
1,428	U.S. Treasury 2-Year Note Futures	September 28, 2012	(314,634,556)	(314,427,750)	206,806
551	U.S. Treasury 5-Year Note Futures	September 28, 2012	(68,218,083)	(68,306,781)	(88,698)

			$(482,838,736)	$(485,753,111)	$(2,914,375)

Cash held as collateral with broker for futures contracts was $6,546,595 at June 30, 2012.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	33

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 07/10/12	The Royal Bank of Scotland	CAD	9,067,902	$8,835,958	$8,905,379	$69,421
Euro, Expiring 08/30/12	The Royal Bank of Scotland	EUR	758,766	954,712	960,754	6,042
Euro, Expiring 09/19/12	The Royal Bank of Scotland	EUR	257,288	321,790	325,849	4,059
Euro, Expiring 01/28/13	The Royal Bank of Scotland	EUR	5,590,151	7,131,356	7,092,380	(38,976)
Norwegian Krone, Expiring 12/21/12	The Royal Bank of Scotland	NOK	12,840,000	2,242,756	2,144,765	(97,991)

				$19,486,572	$19,429,127	$(57,445)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 08/31/12	The Royal Bank of Scotland	AUD	(972,950)	$(974,195)	$(990,074)	$(15,879)
Canadian Dollar, Expiring 07/10/12	The Royal Bank of Scotland	CAD	(11,484,261)	(11,507,527)	(11,278,571)	228,956
Canadian Dollar, Expiring 07/13/12	The Royal Bank of Scotland	CAD	(1,882,032)	(1,905,425)	(1,848,173)	57,252
Canadian Dollar, Expiring 07/16/12	The Royal Bank of Scotland	CAD	(18,351,406)	(18,405,409)	(18,020,003)	385,406
Canadian Dollar, Expiring 07/31/12	The Royal Bank of Scotland	CAD	(5,979,661)	(5,777,169)	(5,869,646)	(92,477)
Canadian Dollar, Expiring 08/01/12	The Royal Bank of Scotland	CAD	(6,601,338)	(6,400,156)	(6,479,736)	(79,580)
Canadian Dollar, Expiring 08/24/12	The Royal Bank of Scotland	CAD	(2,608,344)	(2,554,778)	(2,558,884)	(4,106)
Canadian Dollar, Expiring 08/31/12	The Royal Bank of Scotland	CAD	(13,426,787)	(13,002,893)	(13,169,966)	(167,073)
Canadian Dollar, Expiring 09/07/12	The Royal Bank of Scotland	CAD	(3,576,383)	(3,450,533)	(3,507,444)	(56,911)
Canadian Dollar, Expiring 10/05/12	The Royal Bank of Scotland	CAD	(5,356,509)	(5,193,899)	(5,250,133)	(56,234)
Canadian Dollar, Expiring 11/30/12	The Royal Bank of Scotland	CAD	(7,355,195)	(7,343,191)	(7,200,569)	142,622
Euro, Expiring 08/30/12	The Royal Bank of Scotland	EUR	(12,907,252)	(17,073,443)	(16,343,253)	730,190
Euro, Expiring 08/31/12	The Royal Bank of Scotland	EUR	(181,260)	(226,033)	(229,515)	(3,482)
Euro, Expiring 09/19/12	The Royal Bank of Scotland	EUR	(1,540,190)	(2,022,862)	(1,950,612)	72,250
Euro, Expiring 10/22/12	The Royal Bank of Scotland	EUR	(6,210,000)	(8,471,372)	(7,868,042)	603,330
Euro, Expiring 01/28/13	The Royal Bank of Scotland	EUR	(5,855,786)	(7,902,383)	(7,429,398)	472,985
Euro, Expiring 04/05/13	The Royal Bank of Scotland	EUR	(21,000)	(27,672)	(26,670)	1,002
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	(21,000)	(27,733)	(26,809)	924
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(21,000)	(27,804)	(26,838)	966

The accompanying notes are an integral part of these financial statements.	(Continued)

34	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(21,000)	$(27,886)	$(26,838)	$1,048
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(21,000)	(28,010)	(26,838)	1,172
Norwegian Krone, Expiring 09/14/12	The Royal Bank of Scotland	NOK	(6,745,753)	(1,056,697)	(1,130,879)	(74,182)
Norwegian Krone, Expiring 09/27/12	The Royal Bank of Scotland	NOK	(368,000)	$(60,442)	$(61,663)	$(1,221)
Norwegian Krone, Expiring 11/19/12	The Royal Bank of Scotland	NOK	(978,750)	(169,318)	(163,681)	5,637
Norwegian Krone, Expiring 12/11/12	The Royal Bank of Scotland	NOK	(1,349,396)	(220,753)	(225,483)	(4,730)
Norwegian Krone, Expiring 12/21/12	The Royal Bank of Scotland	NOK	(12,840,000)	(2,095,711)	(2,144,766)	(49,055)
Norwegian Krone, Expiring 12/27/12	The Royal Bank of Scotland	NOK	(364,000)	(59,592)	(60,788)	(1,196)
Norwegian Krone, Expiring 03/27/13	The Royal Bank of Scotland	NOK	(360,000)	(58,752)	(59,930)	(1,178)
Norwegian Krone, Expiring 05/21/13	The Royal Bank of Scotland	NOK	(978,750)	(168,040)	(162,636)	5,404
Norwegian Krone, Expiring 06/11/13	The Royal Bank of Scotland	NOK	(1,365,872)	(222,061)	(226,805)	(4,744)
Norwegian Krone, Expiring 06/27/13	The Royal Bank of Scotland	NOK	(368,000)	(59,876)	(61,074)	(1,198)
Norwegian Krone, Expiring 09/27/13	The Royal Bank of Scotland	NOK	(368,000)	(59,686)	(60,870)	(1,184)
Norwegian Krone, Expiring 11/18/13	The Royal Bank of Scotland	NOK	(978,750)	(166,612)	(161,585)	5,027
Norwegian Krone, Expiring 12/11/13	The Royal Bank of Scotland	NOK	(1,397,358)	(225,770)	(230,501)	(4,731)
Norwegian Krone, Expiring 12/27/13	The Royal Bank of Scotland	NOK	(364,000)	(58,852)	(60,008)	(1,156)
Norwegian Krone, Expiring 03/27/14	The Royal Bank of Scotland	NOK	(360,000)	(58,013)	(59,153)	(1,140)
Norwegian Krone, Expiring 05/19/14	The Royal Bank of Scotland	NOK	(978,750)	(164,808)	(160,509)	4,299
Norwegian Krone, Expiring 06/11/14	The Royal Bank of Scotland	NOK	(1,389,722)	(222,926)	(227,713)	(4,787)
Norwegian Krone, Expiring 06/27/14	The Royal Bank of Scotland	NOK	(368,000)	(59,102)	(60,262)	(1,160)
Norwegian Krone, Expiring 09/29/14	The Royal Bank of Scotland	NOK	(368,000)	(58,875)	(60,035)	(1,160)
Norwegian Krone, Expiring 11/18/14	The Royal Bank of Scotland	NOK	(17,178,750)	(2,863,290)	(2,796,903)	66,387
Norwegian Krone, Expiring 12/11/14	The Royal Bank of Scotland	NOK	(1,397,358)	(222,594)	(227,296)	(4,702)
Norwegian Krone, Expiring 12/29/14	The Royal Bank of Scotland	NOK	(364,000)	(58,017)	(59,166)	(1,149)
Norwegian Krone, Expiring 03/27/15	The Royal Bank of Scotland	NOK	(360,000)	(57,174)	(58,308)	(1,134)
Norwegian Krone, Expiring 06/11/15	The Royal Bank of Scotland	NOK	(26,889,722)	(4,251,474)	(4,341,801)	(90,327)
Norwegian Krone, Expiring 06/29/15	The Royal Bank of Scotland	NOK	(12,368,000)	(1,956,652)	(1,995,562)	(38,910)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	35

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Norwegian Krone, Expiring 04/27/16	The Royal Bank of Scotland	NOK	(19,387,600)	$(3,266,930)	$(3,089,629)	$177,301

				(130,272,390)	(128,075,018)	2,197,372

				$(110,785,818)	$(108,645,891)	$2,139,927

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $1,556. Additional cash held as collateral with broker for forward foreign currency exchange contracts was $910,000 at June 30, 2012.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

NOK - Norwegian Krone

Total Return Basket Swaps* Outstanding at June 30, 2012

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	06/13/2013	$8,880

Total

*See	the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2012.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
United Kingdom
Xstrata PLC	25,994	GBP 388,738	$(61,905)

Total Long Positions			(61,905)

Short Positions
United Kingdom
Glencore International PLC	(74,093)	GBP (414,345)	70,762

Total Short Positions			70,762

Total of Long and Short Positions of Portfolio Swap			8,857

Net Cash and Other Receivables (b)			23

Swaps, at Value			$8,880

The accompanying notes are an integral part of these financial statements.	(Continued)

36	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund held as collateral was $400,007 at June 30, 2012.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
J.P. Morgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	06/13/2013	$(85)

Total

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2012.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

United States
VeriSign, Inc.	(300)	$(12,986)	$(85)

Total Short Positions			(85)

Total of Long and Short Positions of Portfolio Swap			(85)

Net Cash and Other Receivables (b)

Swaps, at Value			$(85)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	37

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 88.9%
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.150% (a)	118,647,631	$118,647,631
Dreyfus Treasury Cash Management, Class I, 0.010% (a)	474,590,524	474,590,524
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.170% (a)(b)	19,163,761	19,163,761
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)	347,317,360	347,317,360
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)	591,345,654	591,345,654

TOTAL INVESTMENTS - 88.9% (cost $1,551,064,930)		1,551,064,930

OTHER ASSETS IN EXCESS OF LIABILITIES - 11.1% (c)		192,718,588

NET ASSETS - 100.0%		$1,743,783,518

(a)	Represents annualized seven-day yield as of June 30, 2012.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange, futures and swap contracts.
(c)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2, with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Cocoa Futures	9/13/2012	USD	(12,650,550)	$(1,210,000)
Barclays Capital	Coffee ‘C’ Futures	9/18/2012	USD	(889,594)	(70,594)
Barclays Capital	Corn Futures	9/14/2012	USD	(902,962)	(134,062)
Bank of America	Euro - Bobl Futures	9/6/2012	EUR	20,012,821	(313,845)
Bank of America	Euro - SCHATZ Futures	9/6/2012	EUR	293,562,495	(951,515)
Barclays Capital	Gold 100 OZ Futures	8/29/2012	USD	(318,000)	(2,840)
Barclays Capital	LME Aluminum Futures	9/17/2012	USD	(7,751,875)	209,350
Barclays Capital	LME Copper Futures	9/17/2012	USD	(12,605,075)	(467,075)
Barclays Capital	LME Nickel Futures	9/17/2012	USD	(1,338,402)	33,540
Barclays Capital	Silver Futures	9/26/2012	USD	(19,974,940)	(596,000)
Barclays Capital	Soybean Oil Futures	12/14/2012	USD	(20,290,018)	(1,589,557)
The Royal Bank of Scotland	Swiss Market Index Futures	9/21/2012	CHF	1,817,022	714
Bank of America	U.S. Treasury 2-Year Note Futures	9/28/2012	USD	313,447,341	(120,528)
Bank of America	U.S. Treasury 5-Year Note Futures	9/28/2012	USD	37,387,660	50,902
Barclays Capital	Wheat Futures	9/14/2012	USD	(1,627,500)	(265,625)

					$(5,427,135)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $7,439,914. Additional collateral for positions held at Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

38	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Open futures contracts outstanding at June 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
113	LME Aluminum Futures	July 3, 2012	$6,006,376	$5,298,994	$(707,382)
148	LME Aluminum Futures	July 5, 2012	7,797,713	6,943,716	(853,997)
178	LME Aluminum Futures	July 10, 2012	9,374,151	8,361,639	(1,012,512)
89	LME Aluminum Futures	July 11, 2012	4,650,363	4,181,843	(468,520)
27	LME Aluminum Futures	July 12, 2012	1,418,209	1,268,966	(149,243)
103	LME Aluminum Futures	July 16, 2012	5,345,831	4,845,687	(500,144)
26	LME Aluminum Futures	July 17, 2012	1,356,843	1,223,482	(133,361)
6	LME Aluminum Futures	August 16, 2012	301,674	284,311	(17,363)
167	LME Aluminum Futures	August 17, 2012	8,550,957	7,915,090	(635,867)
48	LME Aluminum Futures	August 21, 2012	2,483,757	2,276,988	(206,769)
31	LME Aluminum Futures	August 22, 2012	1,584,139	1,470,872	(113,267)
16	LME Aluminum Futures	September 7, 2012	791,456	761,812	(29,644)
16	LME Aluminum Futures	September 17, 2012	793,220	763,800	(29,420)
44	LME Aluminum Futures	September 28, 2012	2,052,656	2,102,100	49,444
10	LME Copper Futures	July 11, 2012	2,019,388	1,923,668	(95,720)
24	LME Copper Futures	July 12, 2012	4,873,831	4,617,024	(256,807)
6	LME Copper Futures	July 20, 2012	1,210,508	1,154,385	(56,123)
4	LME Copper Futures	July 24, 2012	810,005	769,530	(40,475)
7	LME Copper Futures	September 7, 2012	1,277,509	1,345,810	68,301
2	LME Copper Futures	September 11, 2012	370,453	384,507	14,054
2	LME Copper Futures	September 13, 2012	372,503	384,496	11,993
6	LME Copper Futures	September 14, 2012	1,117,108	1,153,473	36,365
22	LME Copper Futures	September 21, 2012	4,040,278	4,227,669	187,391
12	LME Copper Futures	September 25, 2012	2,194,515	2,305,800	111,285
4	LME Copper Futures	September 26, 2012	733,505	768,567	35,062
3	LME Copper Futures	September 28, 2012	564,679	576,375	11,696
7	LME Nickel Futures	July 19, 2012	745,929	701,540	(44,389)
5	LME Nickel Futures	July 20, 2012	531,606	501,109	(30,497)
1	LME Nickel Futures	August 3, 2012	104,971	100,249	(4,722)
16	LME Nickel Futures	August 10, 2012	1,644,212	1,604,197	(40,015)
56	LME Zinc Futures	July 11, 2012	2,799,371	2,633,442	(165,929)
50	LME Zinc Futures	July 12, 2012	2,517,564	2,351,375	(166,189)
16	LME Zinc Futures	July 16, 2012	798,820	752,548	(46,272)
62	LME Zinc Futures	July 17, 2012	3,102,404	2,916,217	(186,187)
42	LME Zinc Futures	July 18, 2012	2,095,853	1,975,575	(120,278)
71	LME Zinc Futures	July 19, 2012	3,553,640	3,339,662	(213,978)
7	LME Zinc Futures	July 25, 2012	350,884	329,282	(21,602)
24	LME Zinc Futures	July 26, 2012	1,210,830	1,128,977	(81,853)
12	LME Zinc Futures	August 8, 2012	594,540	564,561	(29,979)
22	LME Zinc Futures	August 9, 2012	1,076,378	1,035,040	(41,338)
57	LME Zinc Futures	August 10, 2012	2,758,160	2,681,722	(76,438)
11	LME Zinc Futures	August 14, 2012	526,501	517,544	(8,957)
23	LME Zinc Futures	September 21, 2012	1,037,904	1,079,994	42,090
51	LME Zinc Futures	September 25, 2012	2,290,921	2,394,131	103,210
12	LME Zinc Futures	September 26, 2012	537,765	563,250	25,485
6	LME Zinc Futures	September 27, 2012	264,758	281,588	16,830
2	LME Zinc Futures	September 28, 2012	89,803	93,850	4,047
272	Soybean Futures	November 14, 2012	18,765,903	19,417,400	651,497
579	Soybean Meal Futures	December 14, 2012	23,221,028	23,918,490	697,462
25	DJIA Mini E-CBOT Futures	September 21, 2012	1,569,767	1,601,000	31,233
501	FTSE/JSE Top 40 Index Futures	September 20, 2012	18,719,665	18,107,201	(612,464)
29	NASDAQ 100 E-Mini Futures	September 21, 2012	1,491,548	1,513,655	22,107

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	39

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
151	10-Year Japanese Government Bond Futures	September 10, 2012	$270,964,301	$271,435,416	$471,115
1,039	3-Month Euro Euribor Futures	December 17, 2012	326,890,283	327,102,921	212,638
902	3-Month Euro Euribor Futures	March 18, 2013	283,724,447	283,957,661	233,214
842	3-Month Euro Euribor Futures	June 17, 2013	264,761,532	265,002,528	240,996
830	3-Month Euro Euribor Futures	September 16, 2013	260,854,117	261,120,733	266,616
792	3-Month Euro Euribor Futures	December 16, 2013	248,721,157	248,990,409	269,252
767	3-Month Euro Euribor Futures	March 17, 2014	240,609,561	240,985,268	375,707
745	3-Month Euro Euribor Futures	June 16, 2014	234,003,915	233,896,269	(107,646)
422	90-Day EURODollar Futures	December 17, 2012	104,969,531	104,967,225	(2,306)
230	90-Day EURODollar Futures	March 18, 2013	57,198,106	57,198,125	19
284	90-Day EURODollar Futures	June 17, 2013	70,608,518	70,609,500	982
464	90-Day EURODollar Futures	September 16, 2013	115,324,435	115,338,800	14,365
778	90-Day EURODollar Futures	December 16, 2013	193,277,954	193,333,000	55,046
1,080	90-Day EURODollar Futures	March 17, 2014	268,156,093	268,299,000	142,907
1,139	90-Day EURODollar Futures	June 16, 2014	282,723,944	282,827,938	103,994
1,215	90-Day GBP LIBOR Futures	December 18, 2013	235,547,995	236,075,083	527,088
547	90-Day Sterling Futures	December 19, 2012	106,353,737	106,293,071	(60,666)
692	90-Day Sterling Futures	March 20, 2013	134,439,147	134,510,120	70,973
956	90-Day Sterling Futures	June 19, 2013	185,610,615	185,844,836	234,221
1,194	90-Day Sterling Futures	September 18, 2013	231,655,299	232,088,272	432,973
1,174	90-Day Sterling Futures	March 19, 2014	227,497,119	228,016,830	519,711
1,117	90-Day Sterling Futures	June 18, 2014	216,614,834	216,836,829	221,995
143	Australia 10-Year Bond Futures	September 17, 2012	18,443,638	18,362,060	(81,578)
481	Australia 3-Year Bond Futures	September 17, 2012	54,564,642	54,345,919	(218,723)
436	Canadian 10-Year Bond Futures	September 19, 2012	58,769,611	59,291,032	521,421
191	Canadian 3-Month Bank Acceptance Futures	December 17, 2012	46,372,897	46,347,657	(25,240)
334	Canadian 3-Month Bank Acceptance Futures	March 18, 2013	81,081,685	81,031,332	(50,353)
218	Euro - Bobl Futures	September 6, 2012	35,106,245	34,730,406	(375,839)
184	Euro - Bund Futures	September 6, 2012	33,691,894	32,808,846	(883,048)
233	Euro CHF 3-Month LIFFE Futures	December 17, 2012	61,480,968	61,382,974	(97,994)
460	Euro CHF 3-Month LIFFE Futures	March 18, 2013	121,367,019	121,221,619	(145,400)
78	Euro-Buxl 30-Year Bond Futures	September 6, 2012	13,680,856	12,924,956	(755,900)
248	Long Gilt Futures	September 26, 2012	46,084,744	46,262,942	178,198
192	U.S. Long Bond Futures	September 19, 2012	28,297,938	28,410,000	112,062
629	U.S. Treasury 10-Year Note Futures	September 19, 2012	83,634,874	83,892,875	258,001
1,395	U.S. Treasury 5-Year Note Futures	September 28, 2012	172,865,052	172,936,406	71,354

			$5,580,441,055	$5,578,093,061	$(2,347,994)

Short Contracts:
228	Cocoa Futures	September 13, 2012	(4,997,016)	(5,223,480)	(226,464)
288	Coffee ‘C’ Futures	September 18, 2012	(16,689,718)	(18,435,600)	(1,745,882)
242	Corn Futures	September 14, 2012	(6,743,202)	(7,604,850)	(861,648)
626	Cotton No. 2 Futures	December 6, 2012	(21,659,750)	(22,326,290)	(666,540)
365	Crude Oil Financial Futures	July 19, 2012	(30,295,380)	(31,010,400)	(715,020)
290	Globex Brent FCL Futures	July 13, 2012	(28,518,880)	(28,362,000)	156,880
315	Globex Heat Oil Futures	July 30, 2012	(34,715,436)	(35,851,977)	(1,136,541)
171	Globex RBOB Gas Futures	July 30, 2012	(18,404,182)	(18,901,588)	(497,406)
115	Gold 100 OZ Futures	August 29, 2012	(18,101,313)	(18,448,300)	(346,987)
287	ICE Euro Gasoil Futures	July 11, 2012	(24,456,227)	(24,351,950)	104,277

The accompanying notes are an integral part of these financial statements.	(Continued)

40	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
248	Lean Hogs Futures	July 16, 2012	$(9,460,652)	$(9,585,200)	$(124,548)
254	Lean Hogs Futures	August 14, 2012	(8,742,390)	(9,629,140)	(886,750)
113	LME Aluminum Futures	July 3, 2012	(6,010,425)	(5,298,994)	711,431
148	LME Aluminum Futures	July 5, 2012	(7,792,051)	(6,943,716)	848,335
178	LME Aluminum Futures	July 10, 2012	(9,289,731)	(8,361,639)	928,092
89	LME Aluminum Futures	July 11, 2012	(4,627,222)	(4,181,843)	445,379
27	LME Aluminum Futures	July 12, 2012	(1,418,625)	(1,268,966)	149,659
103	LME Aluminum Futures	July 16, 2012	(5,336,159)	(4,845,687)	490,472
26	LME Aluminum Futures	July 17, 2012	(1,346,073)	(1,223,482)	122,591
6	LME Aluminum Futures	August 16, 2012	(302,992)	(284,311)	18,681
167	LME Aluminum Futures	August 17, 2012	(8,566,663)	(7,915,090)	651,573
48	LME Aluminum Futures	August 21, 2012	(2,471,939)	(2,276,988)	194,951
31	LME Aluminum Futures	August 22, 2012	(1,577,086)	(1,470,873)	106,213
16	LME Aluminum Futures	September 7, 2012	(791,180)	(761,812)	29,368
736	LME Aluminum Futures	September 17, 2012	(36,180,569)	(35,134,800)	1,045,769
44	LME Aluminum Futures	September 28, 2012	(2,056,955)	(2,102,100)	(45,145)
10	LME Copper Futures	July 11, 2012	(2,017,642)	(1,923,667)	93,975
24	LME Copper Futures	July 12, 2012	(4,873,152)	(4,617,024)	256,128
6	LME Copper Futures	July 20, 2012	(1,209,149)	(1,154,385)	54,764
4	LME Copper Futures	July 24, 2012	(809,221)	(769,530)	39,691
7	LME Copper Futures	September 7, 2012	(1,284,093)	(1,345,809)	(61,716)
2	LME Copper Futures	September 11, 2012	(372,591)	(384,506)	(11,915)
2	LME Copper Futures	September 13, 2012	(370,972)	(384,496)	(13,524)
6	LME Copper Futures	September 14, 2012	(1,121,192)	(1,153,473)	(32,281)
97	LME Copper Futures	September 17, 2012	(17,889,827)	(18,647,038)	(757,211)
22	LME Copper Futures	September 21, 2012	(4,011,698)	(4,227,668)	(215,970)
12	LME Copper Futures	September 25, 2012	(2,203,943)	(2,305,800)	(101,857)
4	LME Copper Futures	September 26, 2012	(733,560)	(768,567)	(35,007)
3	LME Copper Futures	September 28, 2012	(564,437)	(576,375)	(11,938)
7	LME Nickel Futures	July 19, 2012	(745,554)	(701,539)	44,015
5	LME Nickel Futures	July 20, 2012	(531,035)	(501,109)	29,926
1	LME Nickel Futures	August 3, 2012	(105,286)	(100,249)	5,037
16	LME Nickel Futures	August 10, 2012	(1,661,713)	(1,604,197)	57,516
253	LME Nickel Futures	September 17, 2012	(25,997,727)	(25,394,622)	603,105
56	LME Zinc Futures	July 11, 2012	(2,779,543)	(2,633,442)	146,101
50	LME Zinc Futures	July 12, 2012	(2,509,596)	(2,351,375)	158,221
16	LME Zinc Futures	July 16, 2012	(791,717)	(752,548)	39,169
62	LME Zinc Futures	July 17, 2012	(3,091,006)	(2,916,217)	174,789
42	LME Zinc Futures	July 18, 2012	(2,101,437)	(1,975,575)	125,862
71	LME Zinc Futures	July 19, 2012	(3,547,744)	(3,339,662)	208,082
7	LME Zinc Futures	July 25, 2012	(350,409)	(329,282)	21,127
24	LME Zinc Futures	July 26, 2012	(1,207,538)	(1,128,978)	78,560
12	LME Zinc Futures	August 8, 2012	(597,661)	(564,561)	33,100
22	LME Zinc Futures	August 9, 2012	(1,082,128)	(1,035,039)	47,089
57	LME Zinc Futures	August 10, 2012	(2,784,683)	(2,681,722)	102,961
11	LME Zinc Futures	August 14, 2012	(528,160)	(517,545)	10,615
612	LME Zinc Futures	September 17, 2012	(28,589,790)	(28,756,350)	(166,560)
23	LME Zinc Futures	September 21, 2012	(1,034,884)	(1,079,993)	(45,109)
51	LME Zinc Futures	September 25, 2012	(2,309,737)	(2,394,131)	(84,394)
12	LME Zinc Futures	September 26, 2012	(536,495)	(563,250)	(26,755)
6	LME Zinc Futures	September 27, 2012	(266,031)	(281,587)	(15,556)
2	LME Zinc Futures	September 28, 2012	(89,410)	(93,850)	(4,440)
652	Natural Gas Swap Futures	July 27, 2012	(3,744,110)	(4,603,120)	(859,010)
57	Silver Futures	September 26, 2012	(7,738,073)	(7,869,420)	(131,347)
427	Soybean Oil Futures	December 14, 2012	(12,820,385)	(13,599,096)	(778,711)
1,067	Sugar #11 (World Markets) Futures	September 28, 2012	(24,143,819)	(25,107,791)	(963,972)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	41

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
49	Wheat Futures	September 14, 2012	$(1,658,656)	$(1,855,262)	$(196,606)
293	Amsterdam Index Futures	July 20, 2012	(21,593,552)	(22,785,137)	(1,191,585)
693	CAC40 10 Euro Futures	July 20, 2012	(26,720,543)	(27,993,568)	(1,273,025)
178	DAX Index Futures	September 21, 2012	(34,974,536)	(36,106,202)	(1,131,666)
171	E-Mini Russell 2000 Futures	September 21, 2012	(12,958,629)	(13,601,340)	(642,711)
197	FTSE 100 Index Futures	September 21, 2012	(16,690,931)	(17,040,197)	(349,266)
186	FTSE/MIB Index Futures	September 21, 2012	(15,321,557)	(16,825,177)	(1,503,620)
180	Hang Seng Index Futures	July 30, 2012	(22,037,203)	(22,562,791)	(525,588)
368	H-SHARES Index Futures	July 30, 2012	(22,363,825)	(22,619,481)	(255,656)
197	IBEX 35 Index Futures	July 20, 2012	(16,212,690)	(17,416,093)	(1,203,403)
233	KOSPI Index 200 Futures	September 13, 2012	(25,123,919)	(24,991,531)	132,388
267	MSCI Singapore Index Futures	July 30, 2012	(13,679,458)	(13,999,716)	(320,258)
1,126	MSCI Taiwan Stock Index Futures	July 30, 2012	(27,593,401)	(28,532,840)	(939,439)
61	S&P 500 E-Mini Futures	September 21, 2012	(4,007,103)	(4,137,020)	(129,917)
222	S&P MID 400 E-Mini Futures	September 21, 2012	(20,246,680)	(20,856,900)	(610,220)
274	S&P/Toronto Stock Exchange 60 Index Futures	September 20, 2012	(34,896,245)	(35,600,354)	(704,109)
1,848	SGX S&P CNX Nifty Index Futures	July 26, 2012	(18,992,138)	(19,568,472)	(576,334)
314	SPI 200 Index Futures	September 20, 2012	(32,741,198)	(32,595,864)	145,334
243	TOPIX Index Futures	September 13, 2012	(21,449,995)	(23,377,369)	(1,927,374)

			(868,961,223)	(885,400,978)	(16,439,755)

			$4,711,479,832	$4,692,692,083	$(18,787,749)

Cash held as collateral with broker for futures contracts was $91,298,685 at June 30, 2012.

Forward foreign currency exchange contracts outstanding as of June 30, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	AUD	122,480,000	$122,399,071	$124,436,735	$2,037,664
Canadian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	CAD	18,154,000	17,658,189	17,799,525	141,336
Chilean Peso, Expiring 09/20/12	The Royal Bank of Scotland	CLP	352,000,000	679,865	695,194	15,329
Columbian Peso, Expiring 09/19/12	The Royal Bank of Scotland	COP	9,970,000,000	5,527,666	5,520,269	(7,397)
Czech Republic Koruna, Expiring 09/19/12	The Royal Bank of Scotland	CZK	6,000,000	289,868	297,484	7,616
Euro, Expiring 09/19/12	The Royal Bank of Scotland	EUR	95,591,000	119,590,940	121,063,609	1,472,669
British Pound, Expiring 09/19/12	The Royal Bank of Scotland	GBP	89,093,999	138,532,337	139,504,984	972,647
Indian Rupee, Expiring 09/20/12	The Royal Bank of Scotland	INR	140,000,000	2,484,698	2,467,291	(17,407)
Japanese Yen, Expiring 09/19/12	The Royal Bank of Scotland	JPY	35,786,113,000	453,027,086	448,183,740	(4,843,346)
Korean Won, Expiring 09/19/12	The Royal Bank of Scotland	KRW	1,100,000,000	942,787	955,402	12,615

The accompanying notes are an integral part of these financial statements.	(Continued)

42	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Mexican Peso, Expiring 09/19/12	The Royal Bank of Scotland	MXN	89,000,000	$6,210,481	$6,620,755	$410,274
Norwegian Krone, Expiring 09/19/12	The Royal Bank of Scotland	NOK	581,362,000	97,145,134	97,443,113	297,979
New Zealand Dollar, Expiring 09/19/12	The Royal Bank of Scotland	NZD	143,214,000	111,503,322	114,022,247	2,518,925
Philippine Peso, Expiring 09/19/12	The Royal Bank of Scotland	PHP	760,000,000	17,870,769	17,933,084	62,315
Poland Zloty, Expiring 09/19/12	The Royal Bank of Scotland	PLN	11,000,000	3,256,627	3,270,336	13,709
Swedish Krona, Expiring 09/19/12	The Royal Bank of Scotland	SEK	1,197,538,000	168,411,104	172,621,112	4,210,008
Singapore Dollar, Expiring 09/19/12	The Royal Bank of Scotland	SGD	7,700,000	6,055,452	6,079,162	23,710
Turkish Lira, Expiring 09/19/12	The Royal Bank of Scotland	TRY	50,910,000	27,521,300	27,684,241	162,941

				$1,299,106,696	$1,306,598,283	$7,491,587

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	AUD	(74,371,000)	$(72,540,293)	$(75,559,148)	$(3,018,855)
Brazilian Real, Expiring 09/19/12	The Royal Bank of Scotland	BRL	(39,660,000)	(19,138,521)	(19,462,443)	(323,922)
Canadian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	CAD	(68,397,000)	(66,581,481)	(67,061,477)	(479,996)
Chilean Peso, Expiring 09/20/12	The Royal Bank of Scotland	CLP	(700,000,000)	(1,349,819)	(1,382,489)	(32,670)
Czech Republic Koruna, Expiring 09/19/12	The Royal Bank of Scotland	CZK	(462,832,000)	(22,816,734)	(22,947,521)	(130,787)
Euro, Expiring 09/19/12	The Royal Bank of Scotland	EUR	(666,953,026)	(838,337,725)	(844,679,313)	(6,341,588)
British Pound, Expiring 09/19/12	The Royal Bank of Scotland	GBP	(46,464,000)	(71,658,662)	(72,754,166)	(1,095,504)
Hungarian Forint, Expiring 09/19/12	The Royal Bank of Scotland	HUF	(204,000,000)	(831,025)	(893,401)	(62,376)
Indonesian Rupiah, Expiring 09/19/12	The Royal Bank of Scotland	IDR	(36,100,000,000)	(3,766,178)	(3,802,738)	(36,560)
Israeli Shekel, Expiring 09/19/12	The Royal Bank of Scotland	ILS	(85,390,000)	(21,977,209)	(21,774,667)	202,542
Indian Rupee, Expiring 09/20/12	The Royal Bank of Scotland	INR	(2,577,600,000)	(45,335,219)	(45,426,349)	(91,130)
Japanese Yen, Expiring 09/19/12	The Royal Bank of Scotland	JPY	(9,674,652,000)	(121,088,874)	(121,164,926)	(76,052)
Korean Won, Expiring 09/19/12	The Royal Bank of Scotland	KRW	(35,866,280,000)	(30,359,308)	(31,151,550)	(792,242)
Mexican Peso, Expiring 09/19/12	The Royal Bank of Scotland	MXN	(366,000,000)	(25,911,213)	(27,226,924)	(1,315,711)
Malaysian Ringgit, Expiring 09/19/12	The Royal Bank of Scotland	MYR	(71,310,000)	(22,286,692)	(22,348,217)	(61,525)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	43

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Norwegian Krone, Expiring 09/19/12	The Royal Bank of Scotland	NOK	(428,618,000)	$ (70,573,316)	$ (71,841,421)	$ (1,268,105)
New Zealand Dollar, Expiring 09/19/12	The Royal Bank of Scotland	NZD	(112,936,000)	(85,430,324)	(89,915,905)	(4,485,581)
Philippine Peso, Expiring 09/19/12	The Royal Bank of Scotland	PHP	(35,500,000)	(816,174)	(837,664)	(21,490)
Poland Zloty, Expiring 09/19/12	The Royal Bank of Scotland	PLN	(73,490,000)	(21,119,453)	(21,848,817)	(729,364)
Russian Ruble, Expiring 09/19/12	The Royal Bank of Scotland	RUB	(371,800,000)	(11,195,538)	(11,317,815)	(122,277)
Swedish Krona, Expiring 09/19/12	The Royal Bank of Scotland	SEK	(1,100,340,000)	(153,187,507)	(158,610,345)	(5,422,838)
Singapore Dollar, Expiring 09/19/12	The Royal Bank of Scotland	SGD	(80,210,000)	(62,829,081)	(63,325,918)	(496,837)
Taiwanese Dollar, Expiring 09/19/12	The Royal Bank of Scotland	TWD	(2,293,700,000)	(76,808,925)	(76,812,052)	(3,127)
South African Rand, Expiring 09/19/12	The Royal Bank of Scotland	ZAR	(230,600,000)	(27,160,742)	(27,879,072)	(718,330)

				(1,873,100,013)	(1,900,024,338)	(26,924,325)

				$(573,993,317)	$(593,426,055)	$(19,432,738)

Money Market Fund is pledged as collateral for total return swap and forward foreign currency exchange contracts in the amount of $11,722,543.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

44	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
GOVERNMENT RELATED OBLIGATIONS - 21.8%
Sovereign Debt - 21.8%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	Aaa	1.500%	04/15/16	EUR	19,699	$26,697,006
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	Aaa	1.750%	04/15/20	EUR	18,461	26,801,776
France Government Bond OAT (France)	Aaa	1.600%	07/25/15	EUR	24,627	32,848,532
France Government Bond OAT (France)	Aaa	1.100%	07/25/22	EUR	16,248	20,644,721
United Kingdom Treasury Gilt (United Kingdom)	Aaa	1.875%	11/22/22	GBP	20,871	41,397,441

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $149,889,545)						148,389,476

U.S. TREASURY OBLIGATIONS - 22.7%
U.S. Treasury Inflation Protected Securities Bonds - 22.7%
U.S. Treasury Bond	Aaa	0.125%	01/15/22	USD	58,600	63,028,920
U.S. Treasury Bond	Aaa	2.375%	01/15/17	USD	69,200	91,115,914

TOTAL U.S. TREASURY OBLIGATIONS (cost $153,271,280)						154,144,834

					SHARES
MONEY MARKET FUNDS - 45.7%
BlackRock Liquidity Funds TempFund Portfolio, Series I, Class I, 0.150% (a)					4,000,843	4,000,843
Dreyfus Treasury Cash Management, Series I, Class I, 0.010% (a)					16,003,371	16,003,371
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.170% (a)(b)					31,895,214	31,895,214
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)					239,717,601	239,717,601
UBS Money Series - UBS Select Treasury Preferred Fund, Series I, Class I, 0.010% (a)					20,004,214	20,004,214

TOTAL MONEY MARKET FUNDS (cost $311,621,243)						311,621,243

TOTAL INVESTMENTS - 90.2% (cost $614,782,068)						614,155,553

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.8% (c)						67,080,016

NET ASSETS - 100.0%						$681,235,569

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of June 30, 2012.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange and swap contracts.
(c)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	The rating reflected is as June 30, 2012. Rating of certain bonds may have changed subsequent to the date.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	45

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

Credit default swap contracts sell protection as of June 30, 2012:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECIEVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Markit CMBX North America AJ 3	1.47%	USD	425,000	$(137,089)	12/13/2049	$(25,403)
Deutsche Bank	Markit CMBX North America AJ 3	1.47%	USD	500,000	(202,323)	12/13/2049	11,155
Deutsche Bank	Markit CMBX North America AJ 4	0.96%	USD	400,000	(140,584)	02/17/2051	(19,056)
Deutsche Bank	Markit CMBX North America AJ 5	0.98%	USD	350,000	(112,145)	02/15/2051	(22,786)
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 3	1.47%	USD	350,000	(126,931)	12/13/2049	(6,886)
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 4	0.96%	USD	500,000	(224,226)	02/17/2051	24,676
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 5	0.98%	USD	775,000	(272,291)	02/15/2051	(26,484)
The Royal Bank of Scotland	iTraxx Europe Crossover Series 17.V1	5.00%	EUR	31,725,000	(1,965,355)	06/20/2017	(420,385)
The Royal Bank of Scotland	iTraxx Europe Crossover Series 17.V1	1.00%	EUR	42,000,000	(532,814)	06/20/2017	(1,054,358)
The Royal Bank of Scotland	Markit CDX Emerging Market Index Series 17	5.00%	USD	27,950,000	3,215,793	06/20/2017	(464,167)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 18	5.00%	USD	105,700,000	(2,849,220)	06/20/2017	(713,801)
The Royal Bank of Scotland	Markit CDX North America Investment Grade Index Series 18	1.00%	USD	123,875,000	633,165	06/20/2017	(1,342,312)
The Royal Bank of Scotland	Markit CMBX North America AJ 3	1.47%	USD	750,000	(221,781)	12/13/2049	(64,971)
The Royal Bank of Scotland	Markit CMBX North America AJ 4	0.96%	USD	1,150,000	(421,014)	02/17/2051	(37,955)
The Royal Bank of Scotland	Markit CMBX North America AJ 5	0.98%	USD	900,000	(331,707)	02/15/2051	(15,258)

					$(3,688,522)		$(4,177,991)

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $2,977,644. Additional collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts. Additional collateral for positions held at Bank of America included in the collateral for total return swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

46	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

Interest rate swap contracts outstanding as of June 30, 2012:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	1.683%	(1)	CZK	250,000,000	03/15/2017	$(106,630)
The Royal Bank of Scotland	1.923%	(1)	CZK	68,000,000	09/21/2016	(101,966)
The Royal Bank of Scotland	2.010%	(1)	CZK	38,000,000	09/21/2016	(65,174)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.680%	CZK	20,000,000	03/15/2017	8,384
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.705%	CZK	50,000,000	03/15/2017	24,010
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.724%	CZK	18,000,000	03/15/2017	9,478
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.750%	CZK	4,000,000	03/15/2017	2,360
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.760%	CZK	250,000,000	09/20/2017	121,527
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.810%	CZK	11,000,000	03/15/2017	8,100
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.890%	CZK	12,000,000	03/15/2017	11,179
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.920%	CZK	13,000,000	03/15/2017	13,062
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.960%	CZK	40,000,000	03/15/2017	44,094
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	2.043%	CZK	69,000,000	03/15/2017	89,951
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	2.050%	CZK	7,000,000	03/15/2017	9,253
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	2.690%	CZK	51,000,000	09/21/2016	172,927
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	3.110%	CZK	9,000,000	09/21/2016	39,831
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	3.225%	CZK	6,000,000	09/21/2016	28,254
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	3.268%	CZK	37,000,000	09/21/2016	178,110
The Royal Bank of Scotland	1.020%	(2)	HKD	99,000,000	03/15/2017	(128,206)
The Royal Bank of Scotland	1.180%	(2)	HKD	35,100,000	09/21/2016	(87,226)
The Royal Bank of Scotland	2.495%	(2)	HKD	15,800,000	03/16/2016	(140,281)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.208%	HKD	99,000,000	09/20/2017	182,309
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.300%	HKD	13,000,000	03/15/2017	38,838
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.315%	HKD	43,000,000	09/20/2017	108,620
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.370%	HKD	10,500,000	03/15/2017	35,812
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.390%	HKD	35,400,000	03/15/2017	125,016
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.410%	HKD	12,000,000	03/15/2017	43,829

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	47

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.415%	HKD	3,700,000	03/15/2017	$13,626
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.470%	HKD	5,000,000	03/15/2017	20,075
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.490%	HKD	2,800,000	03/15/2017	11,581
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	7,500,000	03/15/2017	31,473
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.505%	HKD	7,900,000	03/15/2017	33,391
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.630%	HKD	1,590,000	03/16/2016	7,525
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.748%	HKD	2,760,959	03/16/2016	14,621
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.990%	HKD	13,700,000	09/21/2016	94,466
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.145%	HKD	1,550,000	03/16/2016	11,161
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.205%	HKD	7,400,000	03/16/2016	55,415
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.210%	HKD	1,320,000	03/16/2016	9,916
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.235%	HKD	1,300,000	03/16/2016	9,922
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.530%	HKD	1,800,000	09/21/2016	17,704
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.880%	HKD	2,500,000	09/21/2016	29,353
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.915%	HKD	15,900,000	09/21/2016	189,714
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.110%	HUF	640,000,000	03/16/2017	(58,917)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.150%	HUF	70,000,000	09/21/2016	4,008
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.160%	HUF	130,000,000	03/16/2017	(10,659)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.220%	HUF	80,000,000	03/16/2017	(5,593)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.580%	HUF	100,000,000	09/21/2016	14,546
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.730%	HUF	70,000,000	09/21/2016	12,336
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.785%	HUF	2,400,000,000	09/20/2017	162,549
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.880%	HUF	90,000,000	03/16/2017	5,664
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.880%	HUF	120,000,000	03/16/2017	7,552
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.930%	HUF	50,000,000	09/21/2016	10,863
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.030%	HUF	210,000,000	03/16/2017	19,556
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.110%	HUF	320,000,000	09/21/2016	81,336
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.130%	HUF	70,000,000	03/16/2017	7,928

The accompanying notes are an integral part of these financial statements.	(Continued)

48	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.270%	HUF	200,000,000	03/15/2017	$28,286
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.565%	HUF	400,000,000	03/16/2017	80,325
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.830%	HUF	500,000,000	03/16/2017	127,076
The Royal Bank of Scotland	6.050%	(3)	HUF	630,000,000	09/21/2016	(23,153)
The Royal Bank of Scotland	6.860%	(3)	HUF	2,400,000,000	03/16/2017	(141,375)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.340%	KRW	7,000,000,000	03/15/2017	11,151
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.370%	KRW	5,000,000,000	03/15/2017	13,688
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.370%	KRW	3,700,000,000	03/15/2017	10,129
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.380%	KRW	7,000,000,000	03/15/2017	21,834
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.388%	KRW	22,500,000,000	03/15/2017	76,621
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.400%	KRW	7,000,000,000	03/15/2017	27,176
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.440%	KRW	3,500,000,000	03/15/2017	18,930
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.440%	KRW	3,000,000,000	03/15/2017	16,226
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.450%	KRW	5,400,000,000	03/15/2017	31,266
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.490%	KRW	5,200,000,000	09/21/2016	36,118
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.515%	KRW	4,600,000,000	03/15/2017	38,043
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.550%	KRW	36,000,000,000	09/20/2017	363,097
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.550%	KRW	4,000,000,000	03/15/2017	38,423
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.575%	KRW	36,000,000,000	09/20/2017	398,939
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.655%	KRW	14,000,000,000	09/20/2017	199,746
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.670%	KRW	16,000,000,000	09/20/2017	237,839
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.680%	KRW	200,000,000	03/16/2016	2,452
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.690%	KRW	330,000,000	03/16/2016	4,146
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.690%	KRW	380,000,000	03/16/2016	4,774
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.700%	KRW	200,000,000	03/16/2016	2,574
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.750%	KRW	1,455,153,531	03/16/2016	20,956
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.930%	KRW	860,000,000	03/16/2016	17,125
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.035%	KRW	3,500,000,000	09/21/2016	90,234

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	49

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.115%	KRW	490,000,000	03/16/2016	$12,533
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.240%	KRW	5,100,000,000	03/16/2016	149,960
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.255%	KRW	630,000,000	03/16/2016	18,814
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.265%	KRW	1,800,000,000	09/21/2016	60,714
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.285%	KRW	700,000,000	03/16/2016	21,547
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.395%	KRW	5,100,000,000	09/21/2016	194,936
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.400%	KRW	1,400,000,000	09/21/2016	53,754
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.405%	KRW	5,000,000,000	09/21/2016	192,842
The Royal Bank of Scotland	3.405%	(4)	KRW	22,400,000,000	09/21/2016	(89,781)
The Royal Bank of Scotland	3.555%	(4)	KRW	36,000,000,000	03/15/2017	(352,671)
The Royal Bank of Scotland	3.565%	(4)	KRW	36,000,000,000	03/15/2017	(366,407)
The Royal Bank of Scotland	3.950%	(4)	KRW	220,000,000	03/16/2016	(4,516)
The Royal Bank of Scotland	4.270%	(4)	KRW	5,100,000,000	03/16/2016	(154,645)
The Royal Bank of Scotland	4.270%	(4)	KRW	5,100,000,000	03/16/2016	(154,645)
The Royal Bank of Scotland	4.560%	(5)	PLN	16,500,000	09/21/2016	(98,969)
The Royal Bank of Scotland	4.600%	(5)	PLN	16,500,000	09/21/2016	(108,173)
The Royal Bank of Scotland	4.775%	(5)	PLN	113,000,000	03/15/2017	(221,740)
The Royal Bank of Scotland	5.600%	(5)	PLN	14,400,000	03/16/2016	(155,831)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.554%	PLN	16,600,000	03/15/2017	(17,579)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.600%	PLN	7,300,000	03/15/2017	(3,140)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.615%	PLN	16,600,000	03/15/2017	(3,736)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.670%	PLN	4,600,000	03/15/2017	2,423
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.700%	PLN	11,600,000	09/21/2016	92,225
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.740%	PLN	3,600,000	03/15/2017	5,342
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.750%	PLN	113,000,000	09/20/2017	232,240
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.780%	PLN	7,000,000	03/15/2017	14,215
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.840%	PLN	8,800,000	03/15/2017	25,088
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.848%	PLN	21,000,000	09/20/2017	70,964

The accompanying notes are an integral part of these financial statements.	(Continued)

50	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.850%	PLN	5,000,000	03/15/2017	$14,938
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.865%	PLN	20,000,000	03/15/2017	63,854
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.875%	PLN	4,000,000	09/20/2017	14,976
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.880%	PLN	1,900,000	03/15/2017	6,456
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.900%	PLN	15,000,000	03/15/2017	55,068
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.940%	PLN	2,060,979	03/16/2016	7,194
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.980%	PLN	990,000	03/16/2016	3,895
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.023%	PLN	7,000,000	03/15/2017	37,469
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.270%	PLN	590,000	03/16/2016	4,222
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.550%	PLN	3,500,000	09/21/2016	69,312
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.560%	PLN	1,780,000	03/16/2016	18,472
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.600%	PLN	500,000	03/16/2016	5,411
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.640%	PLN	1,280,000	03/16/2016	14,420
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.690%	PLN	2,400,000	09/21/2016	52,214
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.690%	PLN	7,200,000	03/16/2016	85,113
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.740%	PLN	14,500,000	09/21/2016	325,568
The Royal Bank of Scotland	0.940%	(6)	SGD	400,000	09/21/2016	(1,550)
The Royal Bank of Scotland	1.040%	(6)	SGD	4,800,000	09/21/2016	(35,631)
The Royal Bank of Scotland	1.135%	(6)	SGD	16,000,000	03/15/2017	(129,126)
The Royal Bank of Scotland	2.185%	(6)	SGD	2,300,000	03/16/2016	(103,967)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.290%	SGD	600,000	03/15/2017	8,489
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.295%	SGD	1,500,000	03/15/2017	21,515
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.298%	SGD	1,400,000	03/15/2017	20,218
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.300%	SGD	4,900,000	03/15/2017	71,244
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.315%	SGD	16,000,000	09/20/2017	142,621
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.320%	SGD	900,000	03/15/2017	13,791
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.340%	SGD	900,000	03/15/2017	14,497
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.400%	SGD	2,000,000	03/15/2017	36,921

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	51

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.410%	SGD	900,000	03/15/2017	$16,967
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.460%	SGD	3,000,000	03/15/2017	62,439
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.460%	SGD	4,000,000	09/20/2017	58,448
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.750%	SGD	220,000	03/16/2016	6,937
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.815%	SGD	365,898	03/16/2016	12,284
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.945%	SGD	2,200,000	09/21/2016	86,962
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.055%	SGD	1,200,000	03/16/2016	49,340
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.145%	SGD	260,000	03/16/2016	11,426
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.190%	SGD	220,000	03/16/2016	9,979
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.250%	SGD	200,000	09/21/2016	10,070
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.540%	SGD	2,300,000	09/21/2016	139,462
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.550%	SGD	300,000	09/21/2016	18,297
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.620%	ZAR	11,700,000	03/15/2017	25,733
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.720%	ZAR	29,700,000	03/15/2017	80,580
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.750%	ZAR	29,700,000	03/15/2017	85,157
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.790%	ZAR	10,800,000	09/21/2016	36,445
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.830%	ZAR	16,300,000	03/15/2017	53,434
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.960%	ZAR	6,700,000	03/15/2017	26,438
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.990%	ZAR	14,500,000	03/15/2017	59,451
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.990%	ZAR	18,000,000	03/15/2017	73,801
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.000%	ZAR	9,600,000	03/15/2017	39,854
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.010%	ZAR	23,000,000	03/15/2017	96,665
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.040%	ZAR	1,320,000	03/16/2016	6,074
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.080%	ZAR	1,320,000	03/16/2016	6,293
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.155%	ZAR	3,282,843	03/16/2016	16,674
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.156%	ZAR	215,000,000	09/20/2017	903,118
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.160%	ZAR	47,000,000	09/20/2017	198,427
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.160%	ZAR	49,000,000	09/20/2017	206,871

The accompanying notes are an integral part of these financial statements.	(Continued)

52	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.190%	ZAR	19,000,000	03/15/2017	$97,421
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.190%	ZAR	21,000,000	03/15/2017	107,676
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.300%	ZAR	17,500,000	03/15/2017	99,619
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.350%	ZAR	1,370,000	03/16/2016	8,068
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.390%	ZAR	2,390,000	03/16/2016	14,473
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.610%	ZAR	2,810,000	03/16/2016	19,585
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.750%	ZAR	5,300,000	09/21/2016	41,651
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.785%	ZAR	1,800,000	03/16/2016	13,854
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.840%	ZAR	8,000,000	09/21/2016	66,232
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.990%	ZAR	13,100,000	03/16/2016	111,987
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	8.275%	ZAR	5,100,000	09/21/2016	52,585
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	8.310%	ZAR	1,700,000	09/21/2016	17,806
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	8.332%	ZAR	25,900,000	09/21/2016	273,947
The Royal Bank of Scotland	6.470%	(7)	ZAR	29,400,000	09/21/2016	(55,268)
The Royal Bank of Scotland	6.495%	(7)	ZAR	29,400,000	09/21/2016	(58,701)
The Royal Bank of Scotland	6.905%	(7)	ZAR	215,000,000	03/15/2017	(787,640)
The Royal Bank of Scotland	6.955%	(7)	ZAR	1,560,000	03/16/2016	(6,627)
The Royal Bank of Scotland	7.930%	(7)	ZAR	25,700,000	03/16/2016	(213,293)

						$5,673,588

(1)	6 month Prague Interbank Offered Rate
(2)	3 month Hong Kong Interbank Offered Rate
(3)	6 month Budapest Interbank Offered Rate
(4)	3 month Korean Certificate of Deposit
(5)	6 month Warsaw Interbank Offered Rate
(6)	6 month Singapore Interbank Offered Rate
(7)	3 month Johannesburg Interbank Agreed Rate

Money Market Fund pledged as collateral to broker is included in the forward foreign currency exchange contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	53

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

Total return swap contracts outstanding as of June 30, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Australia 10-Year Bond Futures	9/17/2012	AUD	2,272,086	$(14,290)
Morgan Stanley and Co., International PLC	Bovespa Index	8/15/2012	BRL	6,689,278	(52,848)
Barclays Capital	Cocoa Futures	9/13/2012	USD	20,910	2,000
Barclays Capital	Corn Futures	9/14/2012	USD	465,162	69,063
Bank of America	Euro - Bund Futures	9/6/2012	EUR	42,437,827	(1,460,410)
Barclays Capital	Live Cattle Futures	8/31/2012	USD	379,680	5,760
Bank of America	Mini Japanese 10-Year Treasury Bond	9/10/2012	JPY	11,034,769,900	372,726
Morgan Stanley and Co., International PLC	Russian Depository Index	6/15/2050	USD	518,174	3,816
Morgan Stanley and Co., International PLC	Russian Trading System Index Futures	9/17/2012	USD	1,301,774	46,548
Barclays Capital	Soybean Futures	11/14/2012	USD	1,131,350	82,238
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	9/21/2012	CHF	3,661,874	99,716
Bank of America	U.S. Treasury 10-Year Note Futures	9/19/2012	USD	127,832,773	473,977
Barclays Capital	Wheat Futures	9/14/2012	USD	293,963	46,800

					$(324,904)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $1,602,885.

Open futures contracts outstanding at June 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
2	Cattle Feeder Futures	August 30, 2012	$153,920	$151,450	$(2,470)
7	Cocoa Futures	September 13, 2012	150,099	160,369	10,270
44	Coffee ‘C’ Futures	September 18, 2012	2,769,589	2,816,550	46,961
137	Corn Futures	December 14, 2012	3,897,974	4,348,038	450,064
24	Cotton No. 2 Futures	December 6, 2012	836,518	855,960	19,442
145	Crude Oil Financial Futures	July 19, 2012	13,991,470	12,319,200	(1,672,270)
14	Crude Oil Financial Futures	August 20, 2012	1,129,630	1,195,180	65,550
105	Globex Brent FCL Futures	July 13, 2012	11,728,500	10,269,000	(1,459,500)
14	Globex Heat Oil Futures	July 30, 2012	1,763,236	1,593,422	(169,814)
15	Globex RBOB Gas Futures	July 30, 2012	1,814,904	1,658,034	(156,870)
1	Globex RBOB Gas Futures	August 30, 2012	102,690	107,415	4,725
76	Gold 100 OZ Futures	August 29, 2012	12,084,974	12,191,920	106,946
45	ICE Euro Gasoil Futures	July 11, 2012	4,253,225	3,818,250	(434,975)
53	Lean Hogs Futures	July 16, 2012	2,006,298	2,048,450	42,152
21	Live Cattle Futures	August 31, 2012	1,002,113	1,011,780	9,667
23	LME Aluminum Futures	July 5, 2012	1,207,529	1,079,091	(128,438)
23	LME Aluminum Futures	July 10, 2012	1,210,404	1,080,436	(129,968)
14	LME Aluminum Futures	July 11, 2012	730,818	657,818	(73,000)

The accompanying notes are an integral part of these financial statements.	(Continued)

54	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (Continued)
1	LME Aluminum Futures	July 12, 2012	$52,626	$46,999	$(5,627)
1	LME Aluminum Futures	July 24, 2012	51,876	47,134	(4,742)
118	LME Aluminum Futures	September 17, 2012	6,669,916	5,633,025	(1,036,891)
11	LME Aluminum Futures	December 17, 2012	559,089	533,844	(25,245)
5	LME Copper Futures	July 3, 2012	1,085,038	961,469	(123,569)
4	LME Copper Futures	July 5, 2012	834,505	769,248	(65,257)
22	LME Copper Futures	July 10, 2012	4,550,485	4,231,871	(318,614)
7	LME Copper Futures	July 11, 2012	1,414,884	1,346,567	(68,317)
1	LME Copper Futures	July 12, 2012	203,001	192,376	(10,625)
1	LME Copper Futures	July 19, 2012	201,412	192,405	(9,007)
6	LME Copper Futures	July 24, 2012	1,216,508	1,154,295	(62,213)
4	LME Copper Futures	July 26, 2012	823,000	769,525	(53,475)
1	LME Copper Futures	July 30, 2012	212,272	192,407	(19,865)
5	LME Copper Futures	August 3, 2012	1,036,350	962,097	(74,253)
1	LME Copper Futures	August 10, 2012	202,809	192,392	(10,417)
2	LME Copper Futures	August 31, 2012	370,403	384,538	14,135
7	LME Copper Futures	September 7, 2012	1,295,709	1,345,810	50,101
2	LME Copper Futures	September 14, 2012	369,503	384,491	14,988
76	LME Copper Futures	September 17, 2012	15,903,881	14,610,050	(1,293,831)
1	LME Copper Futures	September 21, 2012	185,370	192,167	6,797
4	LME Copper Futures	September 26, 2012	733,705	768,567	34,862
1	LME Copper Futures	September 28, 2012	186,001	192,125	6,124
50	LME Copper Futures	December 17, 2012	9,342,799	9,604,375	261,576
6	LME Lead Futures	July 10, 2012	306,271	277,355	(28,916)
4	LME Lead Futures	July 11, 2012	200,469	184,922	(15,547)
5	LME Lead Futures	July 19, 2012	257,506	231,336	(26,170)
2	LME Lead Futures	August 10, 2012	103,253	92,719	(10,534)
2	LME Lead Futures	August 17, 2012	98,153	92,688	(5,465)
1	LME Lead Futures	August 24, 2012	48,651	46,374	(2,277)
1	LME Lead Futures	September 7, 2012	47,765	46,435	(1,330)
11	LME Lead Futures	September 17, 2012	564,202	511,362	(52,840)
1	LME Lead Futures	September 21, 2012	46,589	46,488	(101)
2	LME Lead Futures	December 17, 2012	97,303	93,799	(3,504)
3	LME Nickel Futures	July 10, 2012	325,027	300,568	(24,459)
3	LME Nickel Futures	July 11, 2012	322,153	300,579	(21,574)
2	LME Nickel Futures	July 12, 2012	217,377	200,393	(16,984)
3	LME Nickel Futures	July 19, 2012	319,369	300,660	(18,709)
1	LME Nickel Futures	August 3, 2012	104,701	100,249	(4,452)
2	LME Nickel Futures	August 10, 2012	205,683	200,525	(5,158)
4	LME Nickel Futures	September 7, 2012	385,082	401,347	16,265
5	LME Nickel Futures	September 14, 2012	512,598	501,793	(10,805)
12	LME Nickel Futures	September 17, 2012	1,308,831	1,204,490	(104,341)
1	LME Nickel Futures	September 26, 2012	97,921	100,378	2,457
18	LME Nickel Futures	December 17, 2012	1,807,704	1,812,456	4,752
1	LME Zinc Futures	July 26, 2012	50,329	47,041	(3,288)
1	LME Zinc Futures	August 10, 2012	48,501	47,047	(1,454)
2	LME Zinc Futures	September 17, 2012	102,109	93,975	(8,134)
1	LME Zinc Futures	December 17, 2012	47,533	47,075	(458)
471	Natural Gas Swap Futures	July 27, 2012	3,091,500	3,325,260	233,760
250	Natural Gas Swap Futures	August 29, 2012	1,655,365	1,770,625	115,260
12	Silver Futures	September 26, 2012	1,632,347	1,656,720	24,373
49	Soybean Futures	January 14, 2013	3,413,358	3,494,925	81,567
90	Soybean Meal Futures	December 14, 2012	3,632,022	3,717,900	85,878
105	Sugar #11 (World Markets) Futures	September 28, 2012	2,347,434	2,470,776	123,342
131	Wheat Futures	December 14, 2012	4,655,366	5,087,712	432,346

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	55

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (Continued)
61	E-Mini Russell 2000 Futures	September 21, 2012	$4,625,620	$4,851,940	$226,320
198	Euro Stoxx 50 Index	September 21, 2012	5,334,576	5,650,330	315,754
100	FTSE 100 Index Futures	September 21, 2012	8,485,949	8,649,846	163,897
97	FTSE/JSE Top 40 Index Futures	September 20, 2012	3,621,974	3,505,785	(116,189)
64	H-SHARES Index Futures	July 30, 2012	3,887,232	3,933,822	46,590
43	KOSPI Index 200 Futures	September 13, 2012	4,663,823	4,612,171	(51,652)
74	MSCI Taiwan Stock Index Futures	July 30, 2012	1,814,077	1,875,160	61,083
790	S&P 500 E-Mini Futures	September 21, 2012	51,949,741	53,577,799	1,628,058
57	S&P MID 400 E-Mini Futures	September 21, 2012	5,223,824	5,355,150	131,326
83	SGX S&P CNX Nifty Index Futures	July 26, 2012	850,976	878,887	27,911
58	TOPIX Index Futures	September 13, 2012	5,158,687	5,579,783	421,096
88	10-Year Japanese Government Bond Futures	September 10, 2012	157,860,511	158,187,528	327,017
12	Australia 10-Year Bond Futures	September 17, 2012	1,546,717	1,540,873	(5,844)
389	Euro - Bund Futures	September 6, 2012	71,002,466	69,362,180	(1,640,286)
203	Long Gilt Futures	September 26, 2012	37,769,975	37,868,456	98,481
750	U.S. Treasury 10-Year Note Futures	September 19, 2012	99,682,910	100,031,250	348,340

			599,866,563	596,337,072	(3,529,491)

Short Contracts:
11	Globex Brent FCL Futures	August 15, 2012	(1,017,020)	(1,076,680)	(59,660)
7	ICE Euro Gasoil Futures	August 9, 2012	(575,775)	(590,275)	(14,500)
23	LME Aluminum Futures	July 5, 2012	(1,206,722)	(1,079,091)	127,631
23	LME Aluminum Futures	July 10, 2012	(1,200,358)	(1,080,436)	119,922
14	LME Aluminum Futures	July 11, 2012	(727,878)	(657,818)	70,060
1	LME Aluminum Futures	July 12, 2012	(52,541)	(46,998)	5,543
1	LME Aluminum Futures	July 24, 2012	(51,699)	(47,134)	4,565
118	LME Aluminum Futures	September 17, 2012	(6,342,575)	(5,633,025)	709,550
5	LME Copper Futures	July 3, 2012	(1,076,494)	(961,469)	115,025
4	LME Copper Futures	July 5, 2012	(838,859)	(769,248)	69,611
22	LME Copper Futures	July 10, 2012	(4,541,322)	(4,231,870)	309,452
7	LME Copper Futures	July 11, 2012	(1,412,350)	(1,346,568)	65,782
1	LME Copper Futures	July 12, 2012	(203,048)	(192,376)	10,672
1	LME Copper Futures	July 19, 2012	(201,674)	(192,405)	9,269
6	LME Copper Futures	July 24, 2012	(1,213,832)	(1,154,295)	59,537
4	LME Copper Futures	July 26, 2012	(824,495)	(769,525)	54,970
1	LME Copper Futures	July 30, 2012	(209,924)	(192,406)	17,518
5	LME Copper Futures	August 3, 2012	(1,032,369)	(962,098)	70,271
1	LME Copper Futures	August 10, 2012	(201,249)	(192,392)	8,857
2	LME Copper Futures	August 31, 2012	(374,068)	(384,538)	(10,470)
7	LME Copper Futures	September 7, 2012	(1,293,601)	(1,345,809)	(52,208)
2	LME Copper Futures	September 14, 2012	(370,830)	(384,491)	(13,661)
76	LME Copper Futures	September 17, 2012	(14,677,187)	(14,610,050)	67,137
1	LME Copper Futures	September 21, 2012	(185,999)	(192,167)	(6,168)
4	LME Copper Futures	September 26, 2012	(733,560)	(768,567)	(35,007)
1	LME Copper Futures	September 28, 2012	(185,199)	(192,125)	(6,926)
13	LME Copper Futures	December 17, 2012	(2,398,959)	(2,497,138)	(98,179)
6	LME Lead Futures	July 10, 2012	(305,532)	(277,355)	28,177
4	LME Lead Futures	July 11, 2012	(202,463)	(184,922)	17,541
5	LME Lead Futures	July 19, 2012	(256,110)	(231,337)	24,773
2	LME Lead Futures	August 10, 2012	(103,977)	(92,719)	11,258
2	LME Lead Futures	August 17, 2012	(98,518)	(92,687)	5,831
1	LME Lead Futures	August 24, 2012	(48,554)	(46,374)	2,180
1	LME Lead Futures	September 7, 2012	(47,936)	(46,435)	1,501
11	LME Lead Futures	September 17, 2012	(557,181)	(511,363)	45,818

The accompanying notes are an integral part of these financial statements.	(Continued)

56	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (Continued)
1	LME Lead Futures	September 21, 2012	$(46,447)	$(46,487)	$(40)
1	LME Lead Futures	December 17, 2012	(47,036)	(46,900)	136
3	LME Nickel Futures	July 10, 2012	(324,986)	(300,567)	24,419
3	LME Nickel Futures	July 11, 2012	(326,120)	(300,578)	25,542
2	LME Nickel Futures	July 12, 2012	(218,397)	(200,393)	18,004
3	LME Nickel Futures	July 19, 2012	(320,036)	(300,660)	19,376
1	LME Nickel Futures	August 3, 2012	(104,592)	(100,249)	4,343
2	LME Nickel Futures	August 10, 2012	(207,714)	(200,524)	7,190
4	LME Nickel Futures	September 7, 2012	(390,595)	(401,348)	(10,753)
5	LME Nickel Futures	September 14, 2012	(503,694)	(501,793)	1,901
12	LME Nickel Futures	September 17, 2012	(1,216,545)	(1,204,488)	12,057
1	LME Nickel Futures	September 26, 2012	(98,435)	(100,379)	(1,944)
1	LME Nickel Futures	December 17, 2012	(98,243)	(100,692)	(2,449)
1	LME Zinc Futures	July 26, 2012	(50,399)	(47,041)	3,358
1	LME Zinc Futures	August 10, 2012	(48,854)	(47,048)	1,806
2	LME Zinc Futures	September 17, 2012	(95,829)	(93,975)	1,854

			(48,867,780)	(47,027,308)	1,840,472

			$550,998,783	$549,309,764	$(1,689,019)

Cash held as collateral with broker for futures contracts was $25,341,448 at June 30, 2012.

Forward foreign currency exchange contracts outstanding as of June 30, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/19/12	The Royal Bank of Scotland	BRL	17,093,000	$8,260,414	$8,388,087	$127,673
Euro, Expiring 09/19/12	The Royal Bank of Scotland	EUR	10,891,000	13,637,060	13,793,180	156,120
British Pound, Expiring 09/19/12	The Royal Bank of Scotland	GBP	2,113,000	3,263,759	3,308,573	44,814
Israeli Shekel, Expiring 09/19/12	The Royal Bank of Scotland	ILS	31,431,000	8,086,370	8,014,985	(71,385)
Korean Won, Expiring 09/19/12	The Royal Bank of Scotland	KRW	16,838,313,000	14,308,467	14,624,866	316,399
Mexican Peso, Expiring 09/19/12	The Royal Bank of Scotland	MXN	336,855,000	23,798,119	25,058,812	1,260,693
Singapore Dollar, Expiring 09/19/12	The Royal Bank of Scotland	SGD	16,431,000	12,883,893	12,972,299	88,406
Turkish Lira, Expiring 09/19/12	The Royal Bank of Scotland	TRY	43,585,000	23,386,238	23,700,996	314,758
Taiwanese Dollar, Expiring 09/19/12	The Royal Bank of Scotland	TWD	350,248,000	11,722,120	11,729,201	7,081
South African Rand, Expiring 09/19/12	The Royal Bank of Scotland	ZAR	27,943,000	3,301,149	3,378,252	77,103

				$122,647,589	$124,969,251	$2,321,662

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	57

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/19/12	The Royal Bank of Scotland	BRL	(2,595,000)	$(1,240,931)	$(1,273,451)	$(32,520)
Swiss Franc, Expiring 09/19/12	The Royal Bank of Scotland	CHF	(117,000)	(122,180)	(123,522)	(1,342)
Euro, Expiring 09/19/12	The Royal Bank of Scotland	EUR	(139,863,000)	(175,056,786)	(177,132,988)	(2,076,202)
British Pound, Expiring 09/19/12	The Royal Bank of Scotland	GBP	(29,302,000)	(45,310,773)	(45,881,598)	(570,825)
Hong Kong Dollar, Expiring 09/19/12	The Royal Bank of Scotland	HKD	(33,000)	(4,249)	(4,255)	(6)
Hungarian Forint, Expiring 09/19/12	The Royal Bank of Scotland	HUF	(4,008,000)	(16,327)	(17,553)	(1,226)
Israeli Shekel, Expiring 09/19/12	The Royal Bank of Scotland	ILS	(2,584,000)	(666,942)	(658,925)	8,017
Japanese Yen, Expiring 09/19/12	The Royal Bank of Scotland	JPY	(60,000,000)	(759,198)	(751,437)	7,761
Korean Won, Expiring 09/19/12	The Royal Bank of Scotland	KRW	(54,300,000)	(45,725)	(47,162)	(1,437)
Mexican Peso, Expiring 09/19/12	The Royal Bank of Scotland	MXN	(15,330,000)	(1,067,778)	(1,140,406)	(72,628)
Russian Ruble, Expiring 09/19/12	The Royal Bank of Scotland	RUB	(46,385,000)	(1,415,817)	(1,411,987)	3,830
Singapore Dollar, Expiring 09/19/12	The Royal Bank of Scotland	SGD	(1,091,000)	(850,520)	(861,346)	(10,826)
Turkish Lira, Expiring 09/19/12	The Royal Bank of Scotland	TRY	(3,614,000)	(1,908,494)	(1,965,250)	(56,756)
Taiwanese Dollar, Expiring 09/19/12	The Royal Bank of Scotland	TWD	(60,585,000)	(2,029,708)	(2,028,888)	820
South African Rand, Expiring 09/19/12	The Royal Bank of Scotland	ZAR	(10,711,000)	(1,291,496)	(1,294,939)	(3,443)

				(231,786,924)	(234,593,707)	(2,806,783)

				$(109,139,335)	$(109,624,456)	$(485,121)

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $27,314,607.

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

RUB - Russian Ruble

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

58	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 110.3%	SHARES	VALUE (Note 3)
COMMON STOCKS - 36.7%

Consumer Discretionary - 6.0%
Adidas AG (Germany)	8,127	$582,527
Aisin Seiki Co., Ltd. (Japan)	13,100	437,905
Bayerische Motoren Werke AG (Germany)	2,691	194,742
Calsonic Kansei Corp. (Japan)	100,000	544,095
Casio Computer Co., Ltd. (Japan)	84,200	552,103
China Motor Corp. (Taiwan)	211,000	193,140
Cie Generale des Etablissements Michelin (France)	15,924	1,041,849
Compagnie Financiere Richemont SA, Class A (Switzerland)	6,394	351,093
Daihatsu Motor Co., Ltd. (Japan)	24,000	420,172
Dentsu, Inc. (Japan)	34,600	1,025,570
Dongfeng Motor Group Co., Ltd., H Shares (China)	62,000	96,909
Dufry AG (Switzerland) †	422	51,150
Electrolux AB, Series B (Sweden)	38,008	756,375
Exedy Corp. (Japan)	3,500	76,345
Fast Retailing Co., Ltd. (Japan)	3,000	600,275
Faurecia (France)	12,592	209,446
Fiat SpA (Italy) †	292,868	1,476,582
Fuji Heavy Industries Ltd. (Japan)	216,000	1,750,048
Fuji Media Holdings, Inc. (Japan)	562	966,106
Genting Bhd (Malaysia)	1,200	3,584
GOME Electrical Appliances Holding Ltd. (Hong Kong)	2,359,000	315,619
Grupo Televisa SAB ADR (Mexico) (1)	6,000	128,880
Hermes International (France)	1,918	589,291
Hyundai Department Store Co., Ltd. (Korea, Republic of)	557	69,622
Hyundai Motor Co. (Korea, Republic of)	2,075	425,986
Imperial Holdings Ltd. (South Africa)	16,044	338,658
Isetan Mitsukoshi Holdings Ltd. (Japan)	30,400	322,981
Isuzu Motors Ltd. (Japan)	195,000	1,044,495
J Front Retailing Co., Ltd. (Japan)	58,000	291,540
Kia Motors Corp. (Korea, Republic of)	5,038	332,053
K’s Holdings Corp. (Japan)	21,100	616,748
KYB Co., Ltd. (Japan)	27,000	121,540
Lagardere SCA (France)	8,028	224,091
Leoni AG (Germany)	11,772	449,085
Lotte Shopping Co., Ltd. (Korea, Republic of)	216	59,055
LVMH Moet Hennessy Louis Vuitton SA (France)	1,139	173,344
Namco Bandai Holdings, Inc. (Japan)	32,700	448,437
Naspers Ltd., N Shares (South Africa)	4,439	237,098
NHK Spring Co., Ltd. (Japan)	55,300	597,175
Nikon Corp. (Japan)	47,400	1,442,891
Nippon Television Network Corp. (Japan)	3,050	463,592
Panasonic Corp. (Japan)	26,900	219,902
Pioneer Corp. (Japan) †	147,200	520,911
Pirelli & C. SpA (Italy)	35,069	369,867
PPR (France)	1,907	271,808
Ryohin Keikaku Co., Ltd. (Japan)	10,400	565,329
Salvatore Ferragamo Italia SpA (Italy)	14,109	294,301
Sankyo Co., Ltd. (Japan)	3,500	170,797
Sega Sammy Holdings, Inc. (Japan)	39,600	805,523

	SHARES	VALUE (Note 3)

Consumer Discretionary - 6.0% (continued)
Sekisui Chemical Co., Ltd. (Japan)	68,000	$631,771
Shimamura Co., Ltd. (Japan)	2,700	311,999
Shinsegae Co., Ltd. (Korea, Republic of)	1,319	243,078
Sony Corp. (Japan)	53,500	765,010
Suzuki Motor Corp. (Japan)	38,000	780,250
Takashimaya Co., Ltd. (Japan)	88,000	676,376
Tata Motors Ltd. ADR (India) (1)(a)	27,900	612,684
Toyota Boshoku Corp. (Japan)	17,800	216,315
TUI AG (Germany) †	65,630	392,602
Turkiye Sise ve Cam Fabrikalari AS (Turkey)	43,597	71,502
UMW Holdings Bhd (Malaysia)	55,600	160,831
USS Co., Ltd. (Japan)	3,550	383,051
Valeo SA (France)	36,758	1,518,620
Woolworths Holdings Ltd. (South Africa)	61,502	378,851
Yamaha Corp. (Japan)	24,600	253,149
Yokohama Rubber Co., Ltd./The (Japan)	72,000	543,150

		31,179,874

Consumer Staples - 3.2%
Aeon Co., Ltd. (Japan)	37,000	461,133
Ajinomoto Co., Inc. (Japan)	21,000	292,269
Aryzta AG (Switzerland) †	4,969	247,330
Asahi Group Holdings Ltd. (Japan)	4,600	98,828
Astra Agro Lestari Tbk PT (Indonesia)	69,000	149,024
BIM Birlesik Magazalar AS (Turkey)	2,917	120,418
Charoen Pokphand Foods PCL (Thailand)	88,300	107,925
China Mengniu Dairy Co., Ltd. (Hong Kong)	140,000	370,719
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Brazil) (1)	2,800	111,972
Cia de Bebidas das Americas ADR (Brazil) (1)	13,900	532,787
Coca-Cola Femsa SAB de CV ADR (Mexico) (1)	1,100	143,968
Cosan SA Industria e Comercio (Brazil) (1)	27,800	425,339
Danone SA (France)	497	30,887
Davide Campari-Milano SpA (Italy)	11,242	78,316
FamilyMart Co., Ltd. (Japan)	4,600	210,537
Fomento Economico Mexicano SAB de CV ADR (Mexico) (1)	2,300	205,275
Grupo Modelo SAB de CV, Series C (Mexico) (1)	126,680	1,120,583
Indofood Sukses Makmur Tbk PT (Indonesia)	491,000	255,379
Japan Tobacco, Inc. (Japan)	66,200	1,961,218
Kao Corp. (Japan)	10,200	281,300
Kernel Holding SA (Luxembourg) †	4,826	88,749
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico) (1)	62,400	122,230
Koninklijke Ahold NV (Netherlands)	70,984	879,301
Kuala Lumpur Kepong Bhd (Malaysia)	15,700	114,086
Lawson, Inc. (Japan)	3,900	272,733
Marine Harvest ASA (Norway) †	1,690,362	1,203,195
Metro AG (Germany)	49,158	1,433,453
Nestle SA (Switzerland)	502	29,958
Nippon Meat Packers, Inc. (Japan)	29,000	383,861
Nisshin Seifun Group, Inc. (Japan)	27,000	316,096

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	59

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 3.2% (continued)
Nutreco NV (Netherlands)	10,541	$735,095
President Chain Store Corp. (Taiwan)	28,000	149,397
Sapporo Holdings Ltd. (Japan)	36,000	115,904
Seven & I Holdings Co., Ltd. (Japan)	17,300	521,515
Suedzucker AG (Germany)	17,365	616,032
Swedish Match AB (Sweden)	9,984	402,411
Takara Holdings, Inc. (Japan)	24	155
Toyo Suisan Kaisha Ltd. (Japan)	14,000	373,338
Uni-President Enterprises Corp. (Taiwan)	497,960	802,767
UNY Co., Ltd. (Japan)	49,800	545,476
Wal-Mart de Mexico SAB de CV, Series V (Mexico) (1)	80,400	215,108
Yamazaki Baking Co., Ltd. (Japan)	10,000	130,954

		16,657,021

Energy - 2.2%
Aker Solutions ASA (Norway)	44,244	627,793
China Petroleum & Chemical Corp. ADR (China) (1)(b)	2,700	240,813
China Shenhua Energy Co., Ltd., H Shares (China)	9,500	33,614
CNOOC Ltd. ADR (China) (1)(a)	3,300	664,125
Eni SpA (Italy)	121,601	2,583,432
Etablissements Maurel et Prom (France)	35,509	514,315
Idemitsu Kosan Co., Ltd. (Japan)	4,000	358,807
Indo Tambangraya Megah Tbk PT (Indonesia)	24,500	94,877
Kinder Morgan, Inc. (1)	15,800	509,076
Lundin Petroleum AB (Sweden) †	5,149	96,391
Neste Oil OYJ (Finland)	22,354	251,548
OGX Petroleo e Gas Participacoes SA (Brazil) (1)†	2,800	7,667
PetroChina Co., Ltd. ADR (China) (1)	500	64,570
Petroleo Brasileiro SA ADR (Brazil) (1)	17,400	315,636
PTT PCL (Thailand)	12,700	130,095
Saipem SpA (Italy)	20,184	898,881
Sasol Ltd. ADR (South Africa) (1)	700	29,715
Seadrill Ltd. (Norway)	9,473	337,859
Statoil ASA (Norway)	34,111	813,497
Technip SA (France)	8,020	835,813
Thai Oil PCL (Thailand)	95,900	172,868
Total SA (France)	43,790	1,970,941

		11,552,333

Financials - 3.2%
ABSA Group Ltd. (South Africa)	6,007	104,071
Acom Co., Ltd. (Japan) †	29,210	579,533
Aegon NV (Netherlands)	279,263	1,295,107
Agricultural Bank of China Ltd., H Shares (China)	225,000	91,128
Alliance Financial Group Bhd (Malaysia)	31,300	41,299
AMMB Holdings Bhd (Malaysia)	86,300	171,816
Aozora Bank Ltd. (Japan)	316,000	752,517
Asya Katilim Bankasi AS (Turkey) †	56,248	56,382
Banco Bradesco SA ADR (Brazil) (1)	9,700	144,239
Banco do Brasil SA (Brazil) (1)	28,200	273,084
Banco Santander Chile ADR (Chile) (1)(a)	1,400	108,486
Bangkok Bank PCL (Thailand)	1,000	6,084

	SHARES	VALUE (Note 3)
Financials - 3.2% (continued)
Bank of China Ltd., H Shares (China)	1,170,000	$449,426
Bank of Communications Co., Ltd., H Shares (China)	23,000	15,611
Bank of Yokohama Ltd./The (Japan)	6,000	28,369
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	349,500	239,374
BR Malls Participacoes SA (Brazil) (1)	6,000	67,961
BS Financial Group, Inc. (Korea, Republic of)	11,900	133,040
Chiba Bank Ltd./The (Japan)	16,000	96,106
China Citic Bank Corp. Ltd., H Shares (China)	22,000	11,372
China Construction Bank Corp., H Shares (China)	1,021,000	705,383
China Minsheng Banking Corp. Ltd., H Shares (China)	110,000	98,502
China Overseas Land & Investment Ltd. (Hong Kong)	62,000	146,011
China Resources Land Ltd. (Hong Kong)	30,000	62,033
Country Garden Holdings Co., Ltd. (China) †	26,000	10,324
Credicorp Ltd. (Peru) (1)	500	62,945
Credit Saison Co., Ltd. (Japan)	2,600	57,808
DGB Financial Group, Inc. (Korea, Republic of)	1,320	16,141
Discovery Holdings Ltd. (South Africa)	873	5,559
DNB ASA (Norway)	18,868	187,614
Dongbu Insurance Co., Ltd. (Korea, Republic of)	676	24,957
E.Sun Financial Holding Co., Ltd. (Taiwan)	35,000	18,121
Evergrande Real Estate Group Ltd. (China)	48,000	24,859
FirstRand Ltd. (South Africa)	59,291	191,916
Fubon Financial Holding Co., Ltd. (Taiwan)	46,000	46,555
Fukuoka Financial Group, Inc. (Japan)	63,000	246,011
Growthpoint Properties Ltd. (South Africa)	24,467	68,888
Hana Financial Group, Inc. (Korea, Republic of)	3,400	108,692
HDFC Bank Ltd. ADR (India) (1)	5,000	163,000
Hong Leong Bank Bhd (Malaysia)	19,200	75,399
Hyundai Securities Co., Ltd. (Korea, Republic of)	13,070	98,149
ICICI Bank Ltd. ADR (India) (1)	1,800	58,338
Industrial & Commercial Bank of China, H Shares (China)	540,000	302,718
Industrial Bank of Korea (Korea, Republic of)	10,610	119,564
Investec Ltd. (South Africa)	20,447	120,454
Itau Unibanco Holding SA ADR (Brazil) (1)	18,900	263,088
KB Financial Group, Inc. (Korea, Republic of)	2,900	94,734
Korea Exchange Bank (Korea, Republic of) †	10,460	74,950
Korea Investment Holdings Co., Ltd. (Korea, Republic of)	2,140	71,738
Korea Life Insurance Co., Ltd. (Korea, Republic of)	10,130	57,123
Krung Thai Bank PCL (Thailand)	14,800	7,572

The accompanying notes are an integral part of these financial statements.	(Continued)

60	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Financials - 3.2% (continued)
Liberty Holdings Ltd. (South Africa)	31,548	$335,366
Longfor Properties Co., Ltd. (China)	19,000	29,965
Malayan Banking Bhd (Malaysia)	69,000	189,780
Mirae Asset Securities Co., Ltd. (Korea, Republic of)	1,830	50,175
Mitsubishi UFJ Financial Group, Inc. (Japan)	72,200	345,901
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	21,290	885,571
Mizuho Financial Group, Inc. (Japan)	168,700	284,976
Muenchener Rueckversicherungs AG (Germany)	889	125,442
Multiplan Empreendimentos Imobiliarios SA (Brazil) (1)	400	9,758
Nedbank Group Ltd. (South Africa)	4,640	98,962
Nomura Holdings, Inc. (Japan)	42,200	157,766
Nordea Bank AB (Sweden)	34,906	300,818
PICC Property & Casualty Co., Ltd., H Shares (China)	186,000	211,567
Powszechny Zaklad Ubezpieczen SA (Poland)	281	28,257
Redefine Properties Ltd. (South Africa)	18,760	19,681
Resona Holdings, Inc. (Japan)	207,900	856,460
RHB Capital Bhd (Malaysia)	9,600	22,483
Sampo OYJ, A Shares (Finland)	6,518	169,109
Samsung Card Co., Ltd. (Korea, Republic of)	8,377	235,114
Sanlam Ltd. (South Africa)	49,748	218,426
Sapporo Hokuyo Holdings, Inc. (Japan)	34	105
Shimao Property Holdings Ltd. (Hong Kong)	15,000	23,249
Shin Kong Financial Holding Co., Ltd. (Taiwan) †	514,000	149,508
Shinsei Bank Ltd. (Japan)	655,000	796,874
Sino-Ocean Land Holdings Ltd. (China)	27,000	13,530
SinoPac Financial Holdings Co., Ltd. (Taiwan)	146,000	55,346
Skandinaviska Enskilda Banken AB, Class A (Sweden)	46,065	299,168
SNS REAAL NV (Netherlands) †	12,321	16,756
Soho China Ltd. (China)	13,000	9,979
Swedbank AB, A Shares (Sweden)	45,902	723,139
Swiss Life Holding AG (Switzerland) †	7,242	682,578
Swiss Re AG (Switzerland) †	669	42,175
T&D Holdings, Inc. (Japan)	10,500	111,855
Taiwan Business Bank (Taiwan) †	162,000	47,114
Taiwan Cooperative Financial Holding (Taiwan) †	25,000	14,872
Turkiye Halk Bankasi AS (Turkey)	9,499	74,524
Turkiye Vakiflar Bankasi Tao, Class D (Turkey)	42,019	87,611
Woori Finance Holdings Co., Ltd. (Korea, Republic of)	26,800	295,421
Yamaguchi Financial Group, Inc. (Japan)	56	494

		16,274,026

Health Care - 2.1%
Amgen, Inc. (1)	492	35,936
Amil Participacoes SA (Brazil) (1)	4,900	48,061

	SHARES	VALUE (Note 3)
Health Care - 2.1% (continued)
Astellas Pharma, Inc. (Japan)	16,200	$706,947
Bayer AG (Germany)	21,022	1,514,831
Chugai Pharmaceutical Co., Ltd. (Japan)	9,900	187,677
Daiichi Sankyo Co., Ltd. (Japan)	10,000	168,618
DiaSorin SpA (Italy)	1	29
Elekta AB, B Shares (Sweden)	5,233	239,126
Getinge AB, B Shares (Sweden)	24,271	602,273
H Lundbeck A/S (Denmark)	14,002	289,319
Human Genome Sciences, Inc. (1)†	22,498	295,487
Kaken Pharmaceutical Co., Ltd. (Japan)	173	2,427
Kalbe Farma Tbk PT (Indonesia)	451,000	182,392
Merck KGaA (Germany)	14,805	1,478,523
Miraca Holdings, Inc. (Japan)	14,800	614,472
Novo Nordisk A/S, Class B (Denmark)	4,830	700,528
Otsuka Holdings Co., Ltd. (Japan)	100	3,069
Rhoen Klinikum AG (Germany) †	29,232	647,379
Roche Holding AG (Switzerland)	10,221	1,765,504
Sanofi (France)	4,003	303,031
Santen Pharmaceutical Co., Ltd. (Japan)	15,500	636,968
UCB SA (Belgium)	10,685	539,757

		10,962,354

Industrials - 9.0%
ABB Ltd. (Switzerland) †	24,663	402,702
Alfa SAB de CV, Class A (Mexico) (1)	24,700	394,764
All Nippon Airways Co., Ltd. (Japan)	118,000	334,302
Ansaldo STS SpA (Italy)	47,899	340,848
AP Moeller - Maersk A/S, Class B (Denmark)	8	52,460
Barloworld Ltd. (South Africa)	14,425	143,009
Bilfinger Berger SE (Germany)	21,735	1,771,527
Brenntag AG (Germany)	1,103	122,066
Cargotec Oyj, B Shares (Finland)	2,980	68,505
Central Japan Railway Co. (Japan)	60	472,552
China Communications Construction Co., Ltd., H Shares (China)	255,000	226,358
China Railway Construction Corp. Ltd., H Shares (China)	446,000	373,928
Chiyoda Corp. (Japan)	122,000	1,494,785
Compagnie de Saint-Gobain (France)	140	5,173
COMSYS Holdings Corp. (Japan)	45,300	532,807
Daelim Industrial Co., Ltd. (Korea, Republic of)	4,413	352,736
Deutsche Lufthansa AG (Germany)	29,383	339,691
Deutsche Post AG (Germany)	106,131	1,877,826
DSV A/S (Denmark)	36,843	730,523
East Japan Railway Co. (Japan)	5,300	332,793
Ebara Corp. (Japan)	247,000	956,474
European Aeronautic Defence and Space Co. NV (France)	42,042	1,492,102
Eva Airways Corp. (Taiwan)	324,500	199,155
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	185,000	100,646
FANUC Corp. (Japan)	1,100	180,819
FLSmidth & Co. A/S (Denmark)	10,521	575,631
Fuji Electric Co., Ltd. (Japan)	73,000	178,075
Fujikura Ltd. (Japan)	17,000	50,882
GEA Group AG (Germany)	40,699	1,084,745

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	61

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Industrials - 9.0% (continued)
Hino Motors Ltd. (Japan)	120,000	$868,543
Hitachi Construction Machinery Co., Ltd. (Japan)	4,000	75,545
Hochtief AG (Germany) †	6,139	297,583
IHI Corp. (Japan)	321,000	686,615
Impregilo SpA (Italy)	365,183	1,562,596
ITOCHU Corp. (Japan)	15,200	159,762
JGC Corp. (Japan)	70,000	2,029,394
Jiangsu Expressway Co., Ltd., H Shares (China)	118,000	111,094
JTEKT Corp. (Japan)	117,000	1,211,375
Kajima Corp. (Japan)	74,000	217,259
Kandenko Co., Ltd. (Japan)	292	1,378
Kawasaki Kisen Kaisha Ltd. (Japan) †	60,000	119,181
KCC Corp. (Korea, Republic of)	333	81,632
Keisei Electric Railway Co., Ltd. (Japan)	54,000	456,167
Kloeckner & Co. SE (Germany) †	20,028	205,369
Kone OYJ, Class B (Finland)	2,335	141,018
Koninklijke Boskalis Westminster NV (Netherlands)	16,398	541,100
Koninklijke Vopak NV (Netherlands)	1,151	73,827
Korean Air Lines Co., Ltd. (Korea, Republic of) †	2,342	103,902
Marubeni Corp. (Japan)	27,000	179,898
Metso OYJ (Finland)	55,286	1,906,214
Mitsubishi Electric Corp. (Japan)	184,000	1,539,430
Mitsui & Co., Ltd. (Japan)	14,600	216,954
Mitsui Engineering & Shipbuilding Co., Ltd. (Japan)	313,000	451,097
Nachi-Fujikoshi Corp. (Japan)	13,000	55,329
NCC AB, B Shares (Sweden)	18,429	331,624
Nexans SA (France)	13,080	507,367
Nippon Sheet Glass Co., Ltd. (Japan)	815,000	897,937
Nippon Yusen KK (Japan)	59,000	156,046
Nisshinbo Holdings, Inc. (Japan)	3,000	22,918
NSK Ltd. (Japan)	16,000	103,672
Obayashi Corp. (Japan)	261,000	1,146,141
OC Oerlikon Corp. AG (Switzerland) †	85,011	706,424
OKUMA Corp. (Japan)	101,000	685,530
Orkla ASA (Norway)	41,738	302,890
Outotec OYJ (Finland)	7,042	321,755
Prysmian SpA (Italy)	21,541	321,306
Rheinmetall AG (Germany)	5,732	281,769
Royal Imtech NV (Netherlands)	8,594	205,209
Safran SA (France)	8,562	317,962
Samsung Heavy Industries Co., Ltd. (Korea, Republic of)	4,320	143,061
Schindler Holding AG (Switzerland)	1,153	128,913
Secom Co., Ltd. (Japan)	7,900	362,287
Securitas AB, B Shares (Sweden)	5,318	41,351
SGS SA (Switzerland)	179	335,620
Shimizu Corp. (Japan)	69,000	239,385
SK Holdings Co., Ltd. (Korea, Republic of)	4,319	507,352
SK Networks Co., Ltd. (Korea, Republic of)	12,660	96,775
Skanska AB, B Shares (Sweden)	57,046	874,203
SKF AB, B Shares (Sweden)	18,461	363,903

	SHARES	VALUE (Note 3)
Industrials - 9.0% (continued)
Skymark Airlines, Inc. (Japan) †	31,400	$205,064
Societe BIC SA (France)	5,825	601,722
Sojitz Corp. (Japan)	121,100	200,366
Sulzer AG (Switzerland)	18,941	2,245,681
Sumitomo Heavy Industries Ltd. (Japan)	257,000	1,157,260
Taisei Corp. (Japan)	320,000	857,697
Teco Electric and Machinery Co., Ltd. (Taiwan) †	149,000	97,074
Thales SA (France)	1,219	40,274
THK Co., Ltd. (Japan)	9,200	173,925
Tognum AG (Germany)	361	12,517
Tokyu Corp. (Japan)	6,000	28,244
Toppan Printing Co., Ltd. (Japan)	20,000	133,596
Toyota Tsusho Corp. (Japan)	30,600	584,936
Trelleborg AB, B Shares (Sweden)	47,932	442,264
Turk Hava Yollari (Turkey) †	150,500	265,370
United Tractors Tbk PT (Indonesia)	7,500	17,256
Volvo AB, B Shares (Sweden)	14,022	160,321
Wartsila OYJ (Finland)	26,925	882,118
West Japan Railway Co. (Japan)	15,700	645,866
Yang Ming Marine Transport Corp. (Taiwan)	100	45
Zhejiang Expressway Co., Ltd., H Shares (China)	164,000	108,838
Zodiac Aerospace (France)	639	65,002

		46,806,982

Information Technology - 4.0%
Acer, Inc. (Taiwan)	189,000	197,241
Alps Electric Co., Ltd. (Japan)	102,900	726,716
Anritsu Corp. (Japan)	47,000	532,704
ASML Holding NV (Netherlands)	31,092	1,596,764
Asustek Computer, Inc. (Taiwan)	27,220	250,197
AtoS (France)	22,577	1,350,173
AU Optronics Corp. (Taiwan)	107,000	43,484
Azbil Corp. (Japan)	28,100	575,925
Brother Industries Ltd. (Japan)	49,000	561,003
Cap Gemini SA (France)	13,396	493,049
Capcom Co., Ltd. (Japan)	9,000	188,354
Cielo SA (Brazil) (1)	5,880	171,994
Citizen Holdings Co., Ltd. (Japan)	25,300	148,380
Compal Electronics, Inc. (Taiwan)	63,000	58,338
Dainippon Screen Manufacturing Co., Ltd. (Japan)	95,000	696,161
Dassault Systemes SA (France)	8,475	795,140
Foxconn Technology Co., Ltd. (Taiwan)	40,000	145,637
GCL-Poly Energy Holdings Ltd. (Hong Kong)	280,000	61,898
Hamamatsu Photonics KK (Japan)	500	16,963
Hitachi High-Technologies Corp. (Japan)	42,100	1,036,669
Hitachi Ltd. (Japan)	53,000	326,790
Hon Hai Precision Industry Co., Ltd. (Taiwan)	19,000	57,447
HTC Corp. (Taiwan)	15,000	198,045
Infosys Ltd. ADR (India) (1)(a)	13,500	608,310
Konami Corp. (Japan)	35,600	806,654
Konica Minolta Holdings, Inc. (Japan)	136,500	1,075,341
Lenovo Group Ltd. (China)	104,000	88,746

The accompanying notes are an integral part of these financial statements.	(Continued)

62	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Information Technology - 4.0% (continued)
LG Display Co., Ltd. ADR (Korea, Republic of) (1)†	26,400	$249,480
Lite-On Technology Corp. (Taiwan)	102,000	128,476
MStar Semiconductor, Inc. (Taiwan)	46,000	310,287
NET One Systems Co., Ltd. (Japan)	89,200	1,190,731
Nokia OYJ (Finland)	222,908	454,731
Pegatron Corp. (Taiwan)	54,000	71,243
Quanta Computer, Inc. (Taiwan)	144,000	386,701
Realtek Semiconductor Corp. (Taiwan)	149,100	273,457
SAP AG (Germany)	15,619	924,886
Seiko Epson Corp. (Japan)	12,600	127,866
Semiconductor Manufacturing International Corp. (China) †	1,482,000	49,317
Shimadzu Corp. (Japan)	29,000	250,937
Siliconware Precision Industries Co. (Taiwan)	83,000	87,262
Software AG (Germany)	6,750	209,708
Square Enix Holdings Co., Ltd. (Japan)	8,800	138,605
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan) (1)†	25,900	361,564
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	99,417	909,638
Tencent Holdings Ltd. (Cayman Islands)	11,600	342,563
Tokyo Electron Ltd. (Japan)	15,500	726,871
Toshiba Corp. (Japan)	114,000	433,925
Trend Micro, Inc. (Japan)	8,400	247,467
Tripod Technology Corp. (Taiwan)	3,330	9,466
United Internet AG (Germany)	245	4,212
United Microelectronics Corp. ADR (Taiwan) (1)	6,100	13,237
Yokogawa Electric Corp. (Japan)	11,200	115,790

		20,826,543

Materials - 4.9%
Aneka Tambang Persero Tbk PT (Indonesia)	48,500	6,974
APERAM (Luxembourg)	39,102	516,222
Arkema SA (France)	31,195	2,045,404
Asahi Kasei Corp. (Japan)	126,000	682,997
Aurubis AG (Germany)	30,619	1,478,643
Boliden AB (Sweden)	194,580	2,715,137
CAP SA (Chile) (1)	8,509	313,512
China BlueChemical Ltd., H Shares (China)	72,000	41,180
China Petrochemical Development Corp. (Taiwan)	485,900	411,352
China Shanshui Cement Group Ltd. (China)	12,000	8,279
China Zhongwang Holdings Ltd. (China)	186	72
Cia de Minas Buenaventura SA ADR (Peru) (1)	2,300	87,354
Daido Steel Co., Ltd. (Japan)	10,000	62,315
DIC Corp. (Japan)	97,000	189,196
Dongyue Group (China)	174,000	81,848
Eramet (France)	2,394	276,687
Formosa Plastics Corp. (Taiwan)	7,000	18,864
Gold Fields Ltd. ADR (South Africa) (1)	3,900	49,959

	SHARES	VALUE (Note 3)
Materials - 4.9% (continued)
Grupo Mexico SAB de CV, Series B (Mexico) (1)	71,200	$211,630
Hanwha Corp. (Korea, Republic of)	4,510	112,121
Hokuetsu Kishu Paper Co., Ltd. (Japan)	50,000	268,130
Huabao International Holdings Ltd. (Bermuda)	331,000	164,629
KGHM Polska Miedz SA (Poland)	2,282	99,871
Kobe Steel Ltd. (Japan)	315,000	378,929
Koninklijke DSM NV (Netherlands)	21,646	1,067,137
KP Chemical Corp. (Korea, Republic of)	17,350	204,400
Kuraray Co., Ltd. (Japan)	20,800	269,557
Lanxess AG (Germany)	312	19,745
Linde AG (Germany)	409	63,698
Lintec Corp. (Japan)	11,900	212,658
Mitsubishi Materials Corp. (Japan)	139,000	403,084
Mitsui Chemicals, Inc. (Japan)	133,000	333,056
Mitsui Mining & Smelting Co., Ltd. (Japan)	307,000	673,495
Molycorp, Inc. (1)†	7,800	168,097
Nippon Kayaku Co., Ltd. (Japan)	70,000	658,873
Nippon Paper Group, Inc. (Japan)	8,600	136,528
Nippon Shokubai Co., Ltd. (Japan)	71,000	859,241
Nyrstar (Belgium) †	46,086	263,028
Pacific Metals Co., Ltd. (Japan)	54,000	222,184
Petronas Chemicals Group Bhd (Malaysia)	52,800	108,207
Rengo Co., Ltd. (Japan)	25,000	156,067
Salzgitter AG (Germany)	31,323	1,289,417
Shougang Fushan Resources Group Ltd. (Hong Kong)	568,000	148,089
Showa Denko KK (Japan)	133,000	258,396
Sika AG (Switzerland)	21	40,551
Sinofert Holdings Ltd. (Hong Kong)	962,000	149,663
Solvay SA (Belgium)	9,328	920,967
Southern Copper Corp. (1)(a)	1,401	44,145
Stora Enso OYJ, R Shares (Finland)	47,886	294,815
Sumitomo Bakelite Co., Ltd. (Japan)	122,000	570,576
Sumitomo Metal Mining Co., Ltd. (Japan)	2,000	22,538
Svenska Cellulosa AB, B Shares (Sweden)	6,908	103,644
Syngenta AG (Switzerland)	5,752	1,969,054
Teijin Ltd. (Japan)	50,000	152,208
Tokuyama Corp. (Japan)	105,000	259,367
Tokyo Steel Manufacturing Co., Ltd. (Japan)	29,400	173,923
Toray Industries, Inc. (Japan)	24,000	163,653
Tosoh Corp. (Japan)	63,000	171,813
Umicore SA (Belgium)	17,553	811,565
Vale Indonesia Tbk PT (Indonesia)	223,000	64,170
Vale SA ADR (Brazil) (1)(a)	43,000	838,930
Yara International ASA (Norway)	13,779	602,993
Zeon Corp. (Japan)	3,000	22,851

		25,113,688

Telecommunication Services - 1.0%
Advanced Info Service PCL (Thailand)	11,000	64,363
Belgacom SA (Belgium)	9,047	257,271
China Mobile Ltd. ADR (Hong Kong) (1)(b)	23,000	1,257,410
China Telecom Corp. Ltd., H Shares (China)	320,000	140,462

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	63

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Telecommunication Services - 1.0% (continued)
Chunghwa Telecom Co., Ltd. ADR (Taiwan) (1)(a)	1,000	$31,430
DiGi.Com Bhd (Malaysia)	132,400	177,813
ENTEL Chile SA (Chile) (1)	12,708	241,090
Iliad SA (France)	831	120,333
KDDI Corp. (Japan)	49	316,095
KT Corp. ADR (Korea, Republic of) (1)	7,700	101,486
Mobistar SA (Belgium)	7,813	267,579
SK Telecom Co., Ltd. ADR (Korea, Republic of) (1)	35,000	423,500
Tele2 AB, B Shares (Sweden)	40,988	635,084
Telecom Italia SpA (Italy)	125,389	123,902
Telekom Malaysia Bhd (Malaysia)	6,300	11,262
Telekomunikasi Indonesia Persero Tbk PT ADR (Indonesia) (1)	800	27,864
Telenor ASA (Norway)	22,114	369,708
Tim Participacoes SA ADR (Brazil) (1)	19,700	540,962

		5,107,614

Utilities - 1.1%
Centrais Eletricas Brasileiras SA ADR (Brazil) (1)(a)	26,300	184,889
Chubu Electric Power Co., Inc. (Japan)	20,900	338,907
Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil) (1)(a)	2,700	204,822
Utilities - 1.1% (continued)
Cia Energetica de Minas Gerais ADR (Brazil) (1)	15,575	286,892
Cia Paranaense de Energia ADR (Brazil) (1)(a)	1,300	28,184
EDP-Energias do Brasil SA (Brazil) (1)	3,000	19,403
Empresa Nacional de Electricidad SA ADR (Chile) (1)	300	15,309
Enel SpA (Italy)	461,632	1,490,544
Enersis SA ADR (Chile) (1)	10,500	196,350
Fortum OYJ (Finland)	10,507	199,532
Korea Gas Corp. (Korea, Republic of)	3,240	115,354
Okinawa Electric Power Co., Inc./The (Japan)	2	65
Osaka Gas Co., Ltd. (Japan)	239,000	1,001,343
Petronas Gas BHD (Malaysia)	17,600	100,128
PGE SA (Poland)	61,459	359,872
Tauron Polska Energia SA (Poland)	203,477	279,758
Tenaga Nasional Bhd (Malaysia)	131,400	280,029
Toho Gas Co., Ltd. (Japan)	23,000	142,744
Tokyo Gas Co., Ltd. (Japan)	80,000	408,882

		5,653,007

TOTAL COMMON STOCKS (Cost $192,486,695)		190,133,442

PREFERRED STOCKS - 0.1%

Consumer Discretionary - 0.0% (c)
Porsche Automobil Holding SE (Germany)	1	50
ProSiebenSat.1 Media AG (Germany)	10,858	243,406

		243,456

	SHARES	VALUE (Note 3)
Consumer Staples - 0.0% (c)
Henkel AG & Co. KGaA (Germany)	180	$11,960

Financials - 0.0% (c)
Banco do Estado do Rio Grande do Sul (Brazil) (1)	4,900	34,643

Materials - 0.1%
Metalurgica Gerdau SA (Brazil) (1)	23,700	259,597

Utilities - 0.0% (c)
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (1)	10,100	127,174

TOTAL PREFERRED STOCKS (Cost $684,334)		676,830

The accompanying notes are an integral part of these financial statements.	(Continued)

64	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CONVERTIBLE PREFERRED STOCKS - 1.0%	MOODY’S RATING*				SHARES	VALUE (Note 3)
Financials - 0.5%
Citigroup, Inc., $100.00 par, 7.500% (1)(b)	NR				10,000	$855,600
MetLife, Inc., $82.88 par, 5.000% (1)(b)	BBB	-**			28,160	1,742,259

						2,597,859

Industrials - 0.1%
United Technologies Corp., $50.00 par, 7.500% (1)†	BBB	+**			13,050	687,604

Utilities - 0.4%
NextEra Energy, Inc., $- par, 5.599% (1)†	NR				842,500	431,781
PPL Corp., $50.00 par, 9.500% (1)(b)	NR				22,975	1,215,378
PPL Corp., $50.00 par, 8.750% (1)	NR				4,600	245,962

						1,893,121

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,187,501)						5,178,584

CORPORATE BONDS - 11.6%			INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)
Consumer Discretionary - 0.2%
Charming Shoppes, Inc.	B	-**	1.125%	05/01/14	$1,025	1,022,437
priceline.com, Inc. 144A (b)(d)	BBB	**	1.000%	03/15/18	200	210,750

						1,233,187

Consumer Staples - 0.9%
Archer-Daniels-Midland Co.	A	**	0.875%	02/15/14	600	603,000
Smithfield Foods, Inc. (b)	BB	**	4.000%	06/30/13	3,675	4,088,437

						4,691,437

Energy - 0.1%
Petrominerales Ltd. (Canada)	NR		3.250%	06/12/17	400	367,000

Financials - 0.8%
Annaly Capital Management, Inc.	NR		5.000%	05/15/15	425	419,156
Health Care REIT, Inc. (b)	Baa2		3.000%	12/01/29	3,325	3,935,969

						4,355,125

Health Care - 2.4%
Gilead Sciences, Inc.	A	-**	1.625%	05/01/16	3,000	3,881,250
Medtronic, Inc., Series B (b)	A1		1.625%	04/15/13	1,250	1,253,125
Omnicare, Inc.	Ba3		3.750%	12/15/25	725	952,469
Regeneron Pharmaceuticals, Inc. 144A (d)	NR		1.875%	10/01/16	4,000	6,050,000

						12,136,844

Industrials - 1.7%
Chart Industries, Inc. (b)	B	+**	2.000%	08/01/18	2,900	3,570,625
General Cable Corp. (b)(e)	B2		4.500%	11/15/29	2,825	2,750,844
L-3 Communications Holdings, Inc. (b)	Ba1		3.000%	08/01/35	2,375	2,315,625

						8,637,094

Information Technology - 5.4%
Microchip Technology, Inc. (b)	NR		2.125%	12/15/37	3,250	4,054,375
Micron Technology, Inc., Series C 144A (b)(d)	BB	-**	2.375%	05/01/32	425	391,531
NetApp, Inc.	NR		1.750%	06/01/13	2,500	2,856,250
Salesforce.com, Inc. (b)	NR		0.750%	01/15/15	5,600	9,576,000
SanDisk Corp. (3)(b)(f)	BB	**	1.000%	05/15/13	1,150	1,132,750
Vishay Intertechnology, Inc. 144A (d)	BB	+**	2.250%	11/15/40	2,125	1,758,438
Xilinx, Inc. (b)	BBB	-**	3.125%	03/15/37	6,900	8,228,250

						27,997,594

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	65

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CORPORATE BONDS - 11.6%	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)		VALUE (Note 3)
Materials- 0.1%
Cemex SAB de CV (Mexico) (b)	NR		3.250%	03/15/16		$500	$424,375
Royal Gold, Inc.	NR		2.875%	06/15/19		100	104,750

							529,125

TOTAL CORPORATE BONDS (Cost $58,830,284)							59,947,406

CONVERTIBLE BONDS - 25.2%

Consumer Discretionary - 4.3%
DR Horton, Inc., Series DHI (b)	Ba2		2.000%	05/15/14		5,875	8,739,063
Gaylord Entertainment Co. 144A (b)(d)	NR		3.750%	10/01/14		3,350	4,995,687
Lennar Corp. 144A (b)(d)	B2		3.250%	11/15/21		2,325	3,502,031
Lennar Corp. 144A (b)(d)	B2		2.750%	12/15/20		1,375	2,119,219
Lennar Corp. 144A (b)(d)	B2		2.000%	12/01/20		600	753,000
priceline.com, Inc. 144A (b)(d)	BBB	**	1.250%	03/15/15		275	611,531
Virgin Media, Inc. (b)	B	+**	6.500%	11/15/16		975	1,457,625

							22,178,156

Consumer Staples - 0.7%
Tyson Foods, Inc. (b)	BB	+**	3.250%	10/15/13		2,975	3,607,188

Financials - 5.3%
Ares Capital Corp. 144A (b)(d)	BBB	**	5.750%	02/01/16		1,625	1,653,438
Boston Properties LP (b)	A	-**	3.750%	05/15/36		750	856,875
Boston Properties LP 144A (d)	A	-**	3.625%	02/15/14		1,500	1,627,500
DDR Corp. (b)	NR		1.750%	11/15/40		3,070	3,288,737
Digital Realty Trust LP 144A (b)(d)	NR		5.500%	04/15/29		1,650	3,033,937
Host Hotels & Resorts LP 144A (b)(d)	BB	+**	2.500%	10/15/29		6,050	7,842,313
PHH Corp. (b)	Ba2		4.000%	09/01/14		600	596,250
ProLogis LP	BBB	**	3.250%	03/15/15		3,175	3,488,531
SL Green Operating Partnership LP 144A (b)(d)	NR		3.000%	10/15/17		4,425	5,066,625

							27,454,206

Industrials - 3.6%
Avis Budget Group, Inc. (b)(d)	NR		3.500%	10/01/14		2,150	2,682,125
General Cable Corp. (b)	Ba3		0.875%	11/15/13		1,925	1,831,156
Hertz Global Holdings, Inc. (b)	B	-**	5.250%	06/01/14		6,625	11,005,781
Lufthansa Malta Blues LP, Series JBLU 144A (Malta) (d)	Ba1		0.750%	04/05/17	EUR	475	637,901
Navistar International Corp. (b)	B	-**	3.000%	10/15/14		$750	699,375
Textron, Inc., Series TXT (b)	Baa3		4.500%	05/01/13		875	1,682,188

							18,538,526

Information Technology - 7.6%
Amkor Technology, Inc. (b)	NR		6.000%	04/15/14		3,475	5,990,031
Cadence Design Systems, Inc. (b)	NR		2.625%	06/01/15		2,900	4,498,625
Ciena Corp. 144A (b)(d)	NR		4.000%	03/15/15		2,800	3,129,000
Equinix, Inc. (b)	B	**	4.750%	06/15/16		4,450	9,762,188
Intel Corp. (a)	A	-**	2.950%	12/15/35		1,400	1,583,750
SanDisk Corp. (b)	BB	**	1.500%	08/15/17		1,600	1,646,000
Take-Two Interactive Software, Inc. 144A (b)(d)	NR		1.750%	12/01/16		200	175,000
VeriSign, Inc. (b)	NR		3.250%	08/15/37		9,144	12,733,020

							39,517,614

The accompanying notes are an integral part of these financial statements.	(Continued)

66	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Materials - 2.5%
Alcoa, Inc. (b)	Baa3		5.250%	03/15/14	$4,125	$6,172,031
Allegheny Technologies, Inc. (b)	BBB	-**	4.250%	06/01/14	1,175	1,358,594
Sterlite Industries India Ltd. (India) (b)	NR		4.000%	10/30/14	225	202,500
United States Steel Corp. (b)	B1		4.000%	05/15/14	5,150	5,214,375

						12,947,500

Telecommunication Services - 1.2%
Level 3 Communications, Inc. (b)	CCC	**	15.000%	01/15/13	1,550	1,718,562
XM Satellite Radio, Inc. 144A (b)(d)	BB	**	7.000%	12/01/14	3,250	4,233,125

						5,951,687

TOTAL CONVERTIBLE BONDS (Cost $121,187,587)						130,194,877

PURCHASED OPTIONS - 0.0% (c)	CONTRACTS	VALUE (Note 3)
Put - Molycorp, Inc., Expires 09/22/2012, Strike $40.00 (1) (Cost $165,788)	78	$149,370

	SHARES
MONEY MARKET FUNDS - 35.0%
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.150% (g)	5,999,988	5,999,988
Dreyfus Treasury Cash Management, Class I, 0.010% (g)	23,999,952	23,999,953
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (g)(h)	121,232,882	121,232,882
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (g)	29,999,941	29,999,941

TOTAL MONEY MARKET FUNDS (Cost $181,232,764)		181,232,764

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (g)(i) (Cost $3,598,831)	3,598,831	3,598,831

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (Cost $563,373,784)		571,112,104

SECURITIES SOLD SHORT - (58.3)%
COMMON STOCKS - (54.5)%

Consumer Discretionary - (9.0)%
ABC-Mart, Inc. (Japan)	(12,900)	(482,662)
Accor SA (France)	(17,724)	(555,423)
Asics Corp. (Japan)	(53,700)	(681,217)
Autogrill SpA (Italy)	(60,917)	(552,703)
Axel Springer AG (Germany)	(2,480)	(106,551)
Benesse Holdings, Inc. (Japan)	(2,600)	(116,411)
Bridgestone Corp. (Japan)	(500)	(11,482)

	SHARES	VALUE (Note 3)

Consumer Discretionary - (9.0)% (continued)
Christian Dior SA (France)	(491)	$(67,526)
Continental AG (Germany)	(2,448)	(204,067)
CyberAgent, Inc. (Japan)	(232)	(596,051)
Denso Corp. (Japan)	(4,300)	(146,935)
Don Quijote Co., Ltd. (Japan)	(21,500)	(740,464)
DR Horton, Inc. (1)	(359,878)	(6,614,558)
Eutelsat Communications SA (France)	(15,189)	(467,241)
Gaylord Entertainment Co. (1)†	(106,259)	(4,097,347)
Hennes & Mauritz AB, B Shares (Sweden)	(6,880)	(246,950)
Honda Motor Co., Ltd. (Japan)	(36,900)	(1,287,646)
Hugo Boss AG (Germany)	(3,077)	(304,846)
Husqvarna AB, B Shares (Sweden)	(290,530)	(1,370,285)
Lennar Corp., Class A (1)	(144,017)	(4,451,566)
Lottomatica Group SpA (Italy)	(36,221)	(699,105)
Luxottica Group SpA (Italy)	(32,211)	(1,124,756)
Marui Group Co., Ltd. (Japan)	(101,700)	(777,833)
Mazda Motor Corp. (Japan) †	(12,473)	(16,985)
Mediaset SpA (Italy)	(465,022)	(814,425)
Modern Times Group AB, B Shares (Sweden)	(1,629)	(75,400)
NGK Spark Plug Co., Ltd. (Japan)	(7,000)	(92,459)
Nissan Motor Co., Ltd. (Japan)	(46,500)	(441,552)
Nitori Holdings Co., Ltd. (Japan)	(16,750)	(1,583,861)
NOK Corp. (Japan)	(10,800)	(230,593)
Nokian Renkaat OYJ (Finland)	(38,652)	(1,468,279)
Oriental Land Co., Ltd. (Japan)	(5,300)	(606,022)
Peugeot SA (France) †	(91,627)	(903,627)
priceline.com, Inc. (1)†	(1,003)	(666,514)
Publicis Groupe SA (France)	(678)	(31,007)
Rakuten, Inc. (Japan)	(175,400)	(1,813,403)
Renault SA (France)	(3,430)	(136,969)
Rinnai Corp. (Japan)	(5,700)	(393,308)
Royal Caribbean Cruises Ltd.	(20,093)	(521,836)
Saizeriya Co., Ltd. (Japan)	(5)	(79)
Sanrio Co., Ltd. (Japan)	(1,400)	(51,042)
SES SA FDR (France)	(13,975)	(330,422)
Sharp Corp. (Japan)	(194,000)	(988,420)
Shimano, Inc. (Japan)	(12,700)	(832,648)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	67

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Consumer Discretionary - (9.0)% (continued)
Sirius XM Radio, Inc. (1)†	(1,197,957)	$(2,216,220)
Sky Deutschland AG (Germany) †	(174,239)	(633,092)
Sodexo (France)	(3,855)	(300,162)
Start Today Co., Ltd. (Japan)	(18,659)	(260,750)
Sumitomo Rubber Industries Ltd. (Japan)	(20,100)	(261,801)
Swatch Group AG/The (Switzerland)	(851)	(336,350)
Tod’s SpA (Italy)	(5,487)	(550,391)
Toyota Industries Corp. (Japan)	(14,400)	(412,861)
Toyota Motor Corp. (Japan)	(43,200)	(1,743,648)
Virgin Media, Inc. (1)	(42,865)	(1,045,477)
Wolters Kluwer NV (Netherlands)	(10,462)	(166,342)
Yamada Denki Co., Ltd. (Japan)	(19,230)	(984,545)
Yamaha Motor Co., Ltd. (Japan)	(10,200)	(97,671)

		(46,711,786)

Consumer Staples - (2.5)%
Anheuser-Busch InBev NV (Belgium)	(1,703)	(134,267)
Archer-Daniels-Midland Co. (1)	(2,237)	(66,036)
Beiersdorf AG (Germany)	(6,704)	(434,604)
Carlsberg A/S, Class B (Denmark)	(5,077)	(400,742)
Carrefour SA (France)	(34,404)	(635,284)
Casino Guichard Perrachon SA (France)	(575)	(50,542)
Colruyt SA (Belgium)	(18,260)	(814,645)
Delhaize Group SA (Belgium)	(8,990)	(329,320)
Heineken NV (Netherlands)	(7,566)	(394,542)
Kikkoman Corp. (Japan)	(40,000)	(494,452)
Kirin Holdings Co., Ltd. (Japan)	(72,000)	(848,595)
L’Oreal SA (France)	(1,430)	(167,318)
MEIJI Holdings Co., Ltd. (Japan)	(2,100)	(96,433)
Nissin Foods Holdings Co., Ltd. (Japan)	(2,900)	(110,279)
Oriflame Cosmetics SA (Luxembourg)	(38,851)	(1,302,921)
Pernod-Ricard SA (France)	(10,253)	(1,096,375)
Shiseido Co., Ltd. (Japan)	(6,200)	(97,833)
Smithfield Foods, Inc. (1) †	(79,381)	(1,717,011)
Tyson Foods, Inc., Class A (1)	(121,509)	(2,288,014)
Unicharm Corp. (Japan)	(5,100)	(290,298)
Yakult Honsha Co., Ltd. (Japan)	(31,800)	(1,245,319)

		(13,014,830)

Energy - (1.3)%
Cie Generale de Geophysique - Veritas (France) †	(6,598)	(170,655)
CVR Energy, Inc. (3) †(f)	(3,362)	—
CVR Energy, Inc. (1) †	(1,538)	(40,880)
Fugro NV (Netherlands)	(32,156)	(1,950,548)
Inpex Corp. (Japan)	(121)	(679,597)
Japan Petroleum Exploration Co. (Japan)	(500)	(19,037)
JX Holdings, Inc. (Japan)	(19,800)	(102,049)
Kinder Morgan, Inc. (1)	(15,800)	(509,076)
Petroleum Geo-Services ASA (Norway)	(32,104)	(392,378)
Petrominerales Ltd. (Colombia) (1)	(7,935)	(89,919)
SBM Offshore NV (Netherlands) †	(12,318)	(170,706)
Showa Shell Sekiyu KK (Japan)	(14,900)	(91,471)

	SHARES	VALUE (Note 3)
Energy - (1.3)% (continued)
Subsea 7 SA (United Kingdom)	(39,535)	$(782,402)
Tenaris SA (Italy)	(72,667)	(1,277,915)
TGS Nopec Geophysical Co. ASA (Norway)	(6,974)	(188,303)
TonenGeneral Sekiyu KK (Japan)	(34,000)	(302,316)
Veripos, Inc. (Norway) (3)†(f)	(3,954)	(1,062)

		(6,768,314)

Financials - (5.5)%
Aeon Credit Service Co., Ltd. (Japan)	(2,000)	(37,099)
Allianz SE (Germany)	(4,764)	(479,187)
Annaly Capital Management, Inc. REIT (1)	(3,366)	(56,482)
Ares Capital Corp. (1)	(18,689)	(298,276)
Baloise Holding AG (Switzerland)	(1,652)	(109,140)
Boston Properties, Inc. REIT (1)	(8,743)	(947,479)
Citigroup, Inc. (1)	(23,498)	(644,080)
Commerzbank AG (Germany) †	(1,032,551)	(1,753,727)
Credit Suisse Group AG (Switzerland) †	(38,405)	(702,698)
Dai-ichi Life Insurance Co., Ltd./The (Japan)	(9)	(10,423)
Daiwa Securities Group, Inc. (Japan)	(200,000)	(753,746)
DDR Corp. REIT (1)	(112,521)	(1,647,307)
Digital Realty Trust, Inc. REIT (1)	(38,333)	(2,877,658)
Hannover Rueckversicherung AG (Germany)	(2,730)	(162,622)
Health Care REIT, Inc. REIT (1)	(37,798)	(2,203,623)
Host Hotels & Resorts, Inc. REIT (1)	(322,014)	(5,094,262)
Joyo Bank Ltd./The (Japan)	(32,000)	(145,609)
Julius Baer Group Ltd. (Switzerland) †	(41,180)	(1,493,050)
MetLife, Inc. (1)	(45,316)	(1,397,999)
MS&AD Insurance Group Holdings (Japan)	(15,800)	(276,426)
NKSJ Holdings, Inc. (Japan)	(10,650)	(226,716)
PHH Corp. (1)†	(12,261)	(214,322)
Prologis, Inc. REIT (1)	(35,257)	(1,171,590)
SBI Holdings, Inc. (Japan)	(9,281)	(689,653)
Seven Bank Ltd. (Japan)	(72)	(185)
Shizuoka Bank Ltd./The (Japan)	(17,000)	(174,916)
SL Green Realty Corp. REIT (1)	(35,213)	(2,825,491)
Sony Financial Holdings, Inc. (Japan)	(11,200)	(182,803)
Storebrand ASA (Norway) †	(208,765)	(818,066)
Sumitomo Mitsui Financial Group, Inc. (Japan)	(4,300)	(142,050)
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	(22,000)	(65,750)
Suruga Bank Ltd. (Japan)	(42,000)	(430,172)
Svenska Handelsbanken AB, A Shares (Sweden)	(10,701)	(351,804)
Tokio Marine Holdings, Inc. (Japan)	(10,400)	(260,968)
UBS AG (Switzerland) †	(5,897)	(69,008)
Wendel SA (France)	(707)	(52,353)
Zurich Insurance Group AG (Switzerland) †	(192)	(43,416)

		(28,810,156)

The accompanying notes are an integral part of these financial statements.	(Continued)

68	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Health Care - (3.6)%
Cie Generale d’Optique Essilor International SA (France)	(15)	$(1,394)
Coloplast A/S, Class B (Denmark)	(495)	(89,005)
Dainippon Sumitomo Pharma Co., Ltd. (Japan)	(14,000)	(143,042)
Eisai Co., Ltd. (Japan)	(7,600)	(332,811)
Fresenius Medical Care AG & Co. KGaA (Germany)	(22,234)	(1,570,348)
Galenica AG (Switzerland)	(187)	(118,960)
Gilead Sciences, Inc. (1)†	(47,566)	(2,439,185)
Hisamitsu Pharmaceutical Co., Inc. (Japan)	(14,700)	(723,455)
Kyowa Hakko Kirin Co., Ltd. (Japan)	(12,000)	(123,590)
Meda AB, A Shares (Sweden)	(30,137)	(287,283)
Medtronic, Inc. (1)	(1,647)	(63,788)
Mitsubishi Tanabe Pharma Corp. (Japan)	(36,200)	(520,543)
Nobel Biocare Holding AG (Switzerland) †	(48,737)	(504,632)
Novartis AG (Switzerland)	(2,118)	(118,420)
Omnicare, Inc. (1)	(22,589)	(705,455)
Regeneron Pharmaceuticals, Inc. (1)†	(40,943)	(4,676,509)
Sawai Pharmaceutical Co., Ltd. (Japan)	(2,100)	(225,921)
Shionogi & Co., Ltd. (Japan)	(4,000)	(54,387)
Sonova Holding AG (Switzerland) †	(19,316)	(1,868,333)
Stada Arzneimittel AG (Germany)	(33,514)	(1,025,430)
Sysmex Corp. (Japan)	(12,400)	(490,393)
Takeda Pharmaceutical Co., Ltd. (Japan)	(24,400)	(1,107,806)
Terumo Corp. (Japan)	(20,500)	(842,483)
Tsumura & Co. (Japan)	(21,900)	(579,971)
William Demant Holding A/S (Denmark) †	(38)	(3,416)

		(18,616,560)

Industrials - (10.0)%
Adecco SA (Switzerland) †	(5,081)	(225,951)
Alfa Laval AB (Sweden)	(19,030)	(326,075)
Alstom SA (France)	(6,600)	(208,814)
Asahi Glass Co., Ltd. (Japan)	(191,000)	(1,288,525)
Assa Abloy AB, Class B (Sweden)	(32,662)	(912,121)
Atlantia SpA (Italy)	(62,389)	(796,305)
Atlas Copco AB, A Shares (Sweden)	(7,540)	(162,267)
Avis Budget Group, Inc. (1)†	(89,969)	(1,367,529)
Bekaert SA (Belgium)	(25,833)	(640,204)
Bouygues SA (France)	(17,666)	(474,043)
Bureau Veritas SA (France)	(5,595)	(497,734)
Chart Industries, Inc. (1)†	(34,239)	(2,354,274)
Dai Nippon Printing Co., Ltd. (Japan)	(37,000)	(289,856)
Daikin Industries Ltd. (Japan)	(34,800)	(980,049)
Fiat Industrial SpA (Italy)	(75,801)	(746,112)
Finmeccanica SpA (Italy) †	(256,046)	(1,035,294)
Fraport AG Frankfurt Airport Services Worldwide (Germany)	(17,651)	(950,401)
Furukawa Electric Co., Ltd. (Japan)	(333,000)	(787,637)
Geberit AG (Switzerland) †	(1,939)	(382,522)
General Cable Corp. (1)†	(77,397)	(2,007,678)
GS Yuasa Corp. (Japan)	(123,000)	(562,353)
Hankyu Hanshin Holdings, Inc. (Japan)	(60,000)	(303,000)
Hertz Global Holdings, Inc. (1)†	(695,638)	(8,904,166)
JetBlue Airways Corp. (1)†	(66,235)	(351,045)

	SHARES	VALUE (Note 3)
Industrials - (10.0)% (continued)
JS Group Corp. (Japan)	(20,600)	$(434,746)
Kawasaki Heavy Industries Ltd. (Japan)	(188,786)	(517,736)
Keikyu Corp. (Japan)	(26,000)	(236,558)
Keio Corp. (Japan)	(8,000)	(57,984)
Komatsu Ltd. (Japan)	(82,000)	(1,957,450)
Konecranes OYJ (Finland)	(15,272)	(401,498)
Koninklijke Philips Electronics NV (Netherlands)	(54,164)	(1,067,339)
Kubota Corp. (Japan)	(96,000)	(887,174)
Kuehne + Nagel International AG (Switzerland)	(3,216)	(340,713)
Kurita Water Industries Ltd. (Japan)	(19,000)	(439,489)
L-3 Communications Holdings, Inc. (1)	(8,957)	(662,908)
Legrand SA (France)	(26,551)	(901,151)
Mabuchi Motor Co., Ltd. (Japan)	(3,800)	(151,476)
Makita Corp. (Japan)	(21,900)	(768,242)
Minebea Co., Ltd. (Japan)	(223,649)	(891,271)
Mitsubishi Corp. (Japan)	(15,400)	(311,300)
Mitsubishi Heavy Industries, Ltd. (Japan)	(42,000)	(170,737)
Mitsui OSK Lines Ltd. (Japan)	(238,000)	(857,958)
Mori Seiki Co., Ltd. (Japan)	(96,500)	(839,988)
MTU Aero Engines Holding AG (Germany)	(813)	(59,836)
Nabtesco Corp. (Japan)	(5,600)	(124,903)
Navistar International Corp. (1)†	(5,893)	(167,184)
NGK Insulators Ltd. (Japan)	(60,000)	(664,412)
Nidec Corp. (Japan)	(29,600)	(2,250,601)
Nippon Express Co., Ltd. (Japan)	(10,000)	(41,294)
NTN Corp. (Japan)	(76,000)	(239,241)
PostNL NV (Netherlands)	(271,074)	(1,119,927)
Randstad Holding NV (Netherlands)	(20,403)	(601,621)
Sandvik AB (Sweden)	(82,338)	(1,055,962)
Scania AB, B Shares (Sweden)	(46,647)	(799,399)
Schneider Electric SA (France)	(3,456)	(192,097)
Siemens AG (Germany)	(778)	(65,373)
SMC Corp. (Japan)	(3,900)	(676,173)
Sumitomo Corp. (Japan)	(16,500)	(230,865)
Sumitomo Electric Industries Ltd. (Japan)	(6,500)	(80,996)
Textron, Inc. (1)	(63,333)	(1,575,092)
Tobu Railway Co., Ltd. (Japan)	(16,000)	(84,118)
TOTO Ltd. (Japan)	(15,000)	(111,847)
Ushio, Inc. (Japan)	(35,200)	(436,289)
Vallourec SA (France)	(54,514)	(2,227,507)
Vestas Wind Systems A/S (Denmark) †	(1)	(6)
Yamato Holdings Co., Ltd. (Japan)	(15,000)	(241,526)
YIT OYJ (Finland)	(7,736)	(131,424)

		(51,627,366)

Information Technology - (13.5)%
Advantest Corp. (Japan)	(36,020)	(563,082)
Alcatel-Lucent (France) †	(486,503)	(800,731)
Amkor Technology, Inc. (1)†	(1,019,566)	(4,975,482)
Cadence Design Systems, Inc. (1)†	(332,428)	(3,653,384)
Canon, Inc. (Japan)	(12,200)	(486,908)
Ciena Corp. (1)†	(79,666)	(1,304,132)
Dena Co., Ltd. (Japan)	(2,200)	(57,907)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	69

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Information Technology - (13.5)% (continued)
Dialog Semiconductor plc (Germany) †	(2,137)	$(38,794)
Disco Corp. (Japan)	(9,300)	(526,686)
Equinix, Inc. (1)†	(50,138)	(8,806,740)
FUJIFILM Holdings Corp. (Japan)	(9,500)	(179,989)
Fujitsu Ltd. (Japan)	(13,000)	(62,214)
Gemalto NV (Netherlands)	(1,316)	(94,520)
Gree, Inc. (Japan)	(11,800)	(234,731)
Hexagon AB, B Shares (Sweden)	(131,772)	(2,261,855)
Hirose Electric Co., Ltd. (Japan)	(2,600)	(257,376)
Hoya Corp. (Japan)	(10,400)	(229,112)
Ibiden Co., Ltd. (Japan)	(27,300)	(494,520)
Infineon Technologies AG (Germany)	(123,450)	(835,536)
Intel Corp. (1)	(19,393)	(516,823)
Itochu Techno-Solutions Corp. (Japan)	(1,300)	(62,743)
Kakaku.com, Inc. (Japan)	(32,900)	(1,116,410)
Keyence Corp. (Japan)	(700)	(173,161)
Kyocera Corp. (Japan)	(3,400)	(294,236)
Logitech International SA (Switzerland) †	(22,264)	(240,972)
Microchip Technology, Inc. (1)	(109,973)	(3,637,907)
Micron Technology, Inc. (1)†	(31,570)	(199,207)
Murata Manufacturing Co., Ltd. (Japan)	(35,000)	(1,841,021)
Neopost SA (France)	(6,362)	(339,520)
NetApp, Inc. (1)†	(44,746)	(1,423,818)
Nintendo Co., Ltd. (Japan)	(5,700)	(665,652)
Nippon Electric Glass Co., Ltd. (Japan)	(26,000)	(155,286)
Nomura Research Institute Ltd. (Japan)	(19,000)	(418,105)
NTT Data Corp. (Japan)	(425)	(1,304,436)
Omron Corp. (Japan)	(15,500)	(328,469)
Ricoh Co., Ltd. (Japan)	(109,000)	(919,913)
Rohm Co., Ltd. (Japan)	(14,300)	(551,042)
Salesforce.com, Inc. (1)†	(57,074)	(7,891,051)
SanDisk Corp. (1)†	(19,372)	(706,691)
Shinko Electric Industries Co., Ltd. (Japan)	(17,500)	(139,767)
Sumco Corp. (Japan) †	(3,800)	(34,567)
Take-Two Interactive Software, Inc. (1)†	(4,033)	(38,152)
TDK Corp. (Japan)	(14,800)	(602,485)
Temenos Group AG (Switzerland) †	(45,227)	(747,772)
VeriSign, Inc. (1)†	(232,803)	(10,143,227)
Vishay Intertechnology, Inc. (1)†	(140,825)	(1,327,980)
Xilinx, Inc. (1)	(184,021)	(6,177,585)
Yahoo Japan Corp. (Japan)	(5,263)	(1,703,965)
Yaskawa Electric Corp. (Japan)	(27,000)	(205,705)

		(69,771,367)

Materials - (6.3)%
Air Water, Inc. (Japan)	(12,000)	(145,499)
Akzo Nobel NV (Netherlands)	(5,850)	(275,328)
Alcoa, Inc. (1)	(493,878)	(4,321,432)
Allegheny Technologies, Inc. (1)	(12,651)	(403,440)
ArcelorMittal (Luxembourg)	(66,804)	(1,022,069)
BASF SE (Germany)	(10,313)	(717,109)
Buzzi Unicem SpA (Italy)	(66,476)	(625,372)
Cemex SAB de CV ADR (Mexico) (1)†	(34,747)	(233,847)
Clariant AG (Switzerland) †	(91,426)	(903,507)
Daicel Corp. (Japan)	(30,000)	(184,548)
Dowa Holdings Co., Ltd. (Japan)	(74,000)	(458,891)

	SHARES	VALUE (Note 3)
Materials - (6.3)% (continued)
Givaudan SA (Switzerland) †	(1,180)	$(1,158,128)
HeidelbergCement AG (Germany)	(20,983)	(1,007,381)
Hitachi Chemical Co., Ltd. (Japan)	(25,100)	(395,432)
Hitachi Metals Ltd. (Japan)	(123,000)	(1,467,891)
Holcim Ltd. (Switzerland) †	(22,873)	(1,267,290)
JFE Holdings, Inc. (Japan)	(13,200)	(220,930)
JSR Corp. (Japan)	(7,200)	(124,932)
K+S AG (Germany)	(24,084)	(1,102,588)
Kansai Paint Co., Ltd. (Japan)	(20,000)	(214,316)
Lafarge SA (France)	(47,747)	(2,132,296)
Mitsubishi Chemical Holdings Corp. (Japan)	(5,500)	(24,246)
Mitsubishi Gas Chemical Co., Inc. (Japan)	(45,000)	(255,825)
Nippon Steel Corp. (Japan)	(370,823)	(841,088)
Nissan Chemical Industries Ltd. (Japan)	(44,200)	(432,380)
Nitto Denko Corp. (Japan)	(1,000)	(42,845)
Norsk Hydro ASA (Norway)	(201,397)	(908,236)
Novozymes A/S, B Shares (Denmark)	(47,819)	(1,240,013)
OJI Paper Co., Ltd. (Japan)	(60,000)	(229,892)
OSAKA Titanium Technologies Co. (Japan)	(7,800)	(240,013)
Outokumpu OYJ (Finland) †	(197,577)	(192,321)
Rautaruukki OYJ (Finland)	(77,623)	(489,535)
Shin-Etsu Chemical Co., Ltd. (Japan)	(15,900)	(875,581)
SSAB AB, A Shares (Sweden)	(182,901)	(1,520,200)
Sterlite Industries India Ltd. ADR (India) (1)	(1,061)	(8,042)
Sumitomo Chemical Co., Ltd. (Japan)	(403,362)	(1,239,876)
Sumitomo Osaka Cement Co., Ltd. (Japan)	(18,000)	(59,787)
Symrise AG (Germany)	(30,867)	(940,732)
Taiheiyo Cement Corp. (Japan)	(248,000)	(569,466)
Taiyo Nippon Sanso Corp. (Japan)	(184,615)	(1,078,652)
ThyssenKrupp AG (Germany)	(12,563)	(204,647)
Toho Titanium Co., Ltd. (Japan)	(17,200)	(186,416)
Tokai Carbon Co., Ltd. (Japan)	(123,000)	(542,394)
Toyo Seikan Kaisha Ltd. (Japan)	(3,300)	(40,049)
Ube Industries Ltd. (Japan)	(16,000)	(37,216)
United States Steel Corp. (1)	(66,243)	(1,364,606)
UPM-Kymmene OYJ (Finland)	(47,912)	(542,008)

		(32,488,292)

Telecommunication Services - (1.1)%
Deutsche Telekom AG (Germany)	(92,384)	(1,012,477)
Elisa OYJ (Finland)	(32,788)	(660,259)
Koninklijke KPN NV (Netherlands)	(101,989)	(975,219)
Level 3 Communications, Inc. (1)†	(19,708)	(436,532)
NTT DOCOMO, Inc. (Japan)	(284)	(472,577)
Softbank Corp. (Japan)	(10,800)	(402,016)
Swisscom AG (Switzerland)	(622)	(250,592)
Telenet Group Holding NV (Belgium)	(21,092)	(922,938)
Vivendi SA (France)	(33,909)	(630,059)

		(5,762,669)

Utilities - (1.7)%
A2A SpA (Italy)	(232,673)	(124,776)
Chugoku Electric Power Co., Inc./The (Japan)	(25,400)	(418,917)

The accompanying notes are an integral part of these financial statements.	(Continued)

70	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Utilities - (1.7)% (continued)
E.ON AG (Germany)	(2,798)	$(60,462)
Electric Power Development Co., Ltd. (Japan)	(13,400)	(352,142)
Electricite de France SA (France)	(59,412)	(1,321,891)
Enel Green Power SpA (Italy)	(261,038)	(413,655)
GDF Suez (France)	(24,874)	(593,191)
Hokkaido Electric Power Co., Inc. (Japan)	(15,800)	(204,199)
Hokuriku Electric Power Co. (Japan)	(16,000)	(249,151)
Kansai Electric Power Co., Inc./The (Japan)	(11,400)	(136,715)
Kyushu Electric Power Co., Inc. (Japan)	(14,000)	(166,086)
NextEra Energy, Inc. (1)	(4,255)	(292,787)
PPL Corp. (1)	(29,114)	(809,660)
RWE AG (Germany)	(41,298)	(1,688,864)
Shikoku Electric Power Co., Inc. (Japan)	(24,000)	(510,176)
Snam SpA (Italy)	(4,496)	(20,143)
Suez Environnement Co. (France)	(62,932)	(676,674)
Terna Rete Elettrica Nazionale SpA (Italy)	(189,292)	(684,017)
Veolia Environnement SA (France)	(1,738)	(22,009)

		(8,745,515)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $282,458,774)		(282,316,855)

EXCHANGE TRADED FUNDS - (3.8)%
iShares MSCI Emerging Markets Index Fund (1)	(481,300)	(18,862,147)
SPDR S&P 500 ETF Trust (1)	(4,572)	(623,027)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $19,704,685)		(19,485,174)

TOTAL SECURITIES SOLD SHORT (proceeds $302,163,459)		(301,802,029)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 52.0% (Cost $261,210,325)		269,310,075

OTHER ASSETS IN EXCESS OF LIABILITIES - 48.0% (j)		248,380,420

NET ASSETS - 100.0%		$517,690,495

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $3,624,625; cash collateral of $3,598,831 was received with which the Fund purchased a money market fund. In accordance with the Fund’s security lending standards and guidelines, additional collateral was subsequently received the next business day.
(b)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2012, the value of these securities was $147,677,218. In addition, $232,951,054 of cash collateral was pledged.
(c)	Represents less than 0.05 percent of net assets.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(e)	Represents a step bond. The rate shown reflects the yield at June 30, 2012.
(f)	Security fair valued at June 30, 2012 using procedures approved by the Board of Trustees. The total value of positions fair valued was $1,131,688 or 0.2% of total net assets.
(g)	Represents annualized seven-day yield as of June 30, 2012.
(h)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange and swap contracts.
(i)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(j)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	The rating reflected is as June 30, 2012. Rating of certain bonds may have changed subsequent to the date.
**	S & P Rating provided.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

EUR - Euro

NR - Not Rated by Moody’s

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	71

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts sell protection as of June 30, 2012:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 18	5.000%	USD	21,650,000	$(847,467)	06/20/2017	$117,671

					$(847,467)		$117,671

Collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts.

Open Written Options contracts outstanding at June 30, 2012:

Call Options Written

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
223	Human Genome Sciences, Inc. (Exercise price $10)	J.P. Morgan	July 21, 2012	$(74,745)	$(74,705)	$40
78	Molycorp, Inc. (Exercise price $40)	J.P. Morgan	September 22, 2012	(645)	(390)	255

				$(75,390)	$(75,095)	$295

Total return swap contracts outstanding as of June 30, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley and Co., International PLC	Bovespa Index	8/15/2012	BRL	(3,333,433)	$20,960
Bank of America	Canadian 10-Year Bond Futures	9/19/2012	CAD	12,624,958	107,149
Barclays Capital	Cocoa Futures	9/13/2012	USD	(460,020)	(44,000)
Bank of America	Euro - Bobl Futures	9/6/2012	EUR	3,569,166	(55,972)
Bank of America	Euro - Bund Futures	9/6/2012	EUR	(1,157,341)	38,147
Bank of America	Euro - Buxl 30-Year Bond Futures	9/6/2012	EUR	860,710	(94,459)
Bank of America	Euro - SCHATZ Futures	9/6/2012	EUR	15,063,732	(46,150)
Bank of America	Long Gilt Futures	9/26/2012	GBP	(15,314,186)	(73,703)
Morgan Stanley and Co., International PLC	Russian Trading System Index Futures	9/17/2012	USD	6,882,105	286,562
Barclays Capital	Soybean Oil Futures	12/14/2012	USD	(1,949,169)	(152,799)
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	9/21/2012	CHF	(9,063,989)	(281,435)
Bank of America	U.S. Long Bond Futures	9/19/2012	USD	1,915,961	7,633
Bank of America	U.S. Treasury 10-Year Note Futures	9/19/2012	USD	(1,598,413)	(2,087)

The accompanying notes are an integral part of these financial statements.	(Continued)

72	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	U.S. Treasury 2-Year Note Futures	9/28/2012	USD	(9,038,680)	$10,992
Bank of America	U.S. Treasury 5-Year Note Futures	9/28/2012	USD	5,819,424	7,107

					$(272,055)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $120,189.

Open futures contracts outstanding at June 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
21	Gold 100 OZ Futures	August 29, 2012	$3,364,598	$3,368,820	$4,222
10	LME Aluminum Futures	July 3, 2012	531,538	468,938	(62,600)
14	LME Aluminum Futures	July 5, 2012	737,343	656,838	(80,505)
21	LME Aluminum Futures	July 10, 2012	1,105,939	986,485	(119,454)
8	LME Aluminum Futures	July 11, 2012	418,010	375,896	(42,114)
4	LME Aluminum Futures	July 12, 2012	210,105	187,995	(22,110)
7	LME Aluminum Futures	July 13, 2012	366,109	329,074	(37,035)
9	LME Aluminum Futures	July 16, 2012	467,111	423,409	(43,702)
3	LME Aluminum Futures	July 17, 2012	156,559	141,171	(15,388)
1	LME Aluminum Futures	July 18, 2012	52,064	47,069	(4,995)
2	LME Aluminum Futures	July 19, 2012	103,253	94,160	(9,093)
1	LME Aluminum Futures	July 20, 2012	51,983	47,091	(4,892)
2	LME Aluminum Futures	July 23, 2012	103,503	94,248	(9,255)
1	LME Aluminum Futures	July 24, 2012	51,876	47,134	(4,742)
1	LME Aluminum Futures	July 26, 2012	52,151	47,156	(4,995)
1	LME Aluminum Futures	August 16, 2012	50,279	47,385	(2,894)
16	LME Aluminum Futures	August 17, 2012	819,589	758,332	(61,257)
5	LME Aluminum Futures	August 21, 2012	258,725	237,187	(21,538)
3	LME Aluminum Futures	September 7, 2012	148,490	142,839	(5,651)
3	LME Aluminum Futures	September 17, 2012	148,541	143,212	(5,329)
3	LME Copper Futures	July 12, 2012	609,229	577,128	(32,101)
1	LME Copper Futures	July 13, 2012	202,376	192,385	(9,991)
2	LME Copper Futures	July 16, 2012	398,003	384,825	(13,178)
1	LME Copper Futures	July 17, 2012	200,001	192,412	(7,589)
1	LME Copper Futures	July 18, 2012	201,376	192,412	(8,964)
1	LME Copper Futures	July 19, 2012	201,451	192,405	(9,046)
2	LME Copper Futures	July 20, 2012	403,503	384,796	(18,707)
7	LME Copper Futures	September 17, 2012	1,311,865	1,345,662	33,797
4	LME Copper Futures	September 20, 2012	757,184	768,700	11,516
1	LME Copper Futures	September 21, 2012	183,001	192,167	9,166
4	LME Copper Futures	September 28, 2012	743,573	768,500	24,927
1	LME Nickel Futures	July 17, 2012	106,801	100,214	(6,587)
2	LME Nickel Futures	July 18, 2012	213,435	200,436	(12,999)
1	LME Nickel Futures	July 19, 2012	106,561	100,220	(6,341)
4	LME Nickel Futures	August 3, 2012	419,765	400,995	(18,770)
1	LME Nickel Futures	September 12, 2012	102,051	100,352	(1,699)
2	LME Nickel Futures	September 17, 2012	205,011	200,748	(4,263)
1	LME Nickel Futures	September 20, 2012	102,360	100,374	(1,986)
1	LME Zinc Futures	July 10, 2012	49,876	47,024	(2,852)
6	LME Zinc Futures	July 11, 2012	299,933	282,155	(17,778)
5	LME Zinc Futures	July 12, 2012	251,756	235,137	(16,619)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	73

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	LME Zinc Futures	July 16, 2012	$149,779	$141,103	$(8,676)
6	LME Zinc Futures	July 17, 2012	300,233	282,215	(18,018)
5	LME Zinc Futures	July 18, 2012	249,506	235,187	(14,319)
6	LME Zinc Futures	July 19, 2012	300,308	282,225	(18,083)
3	LME Zinc Futures	July 25, 2012	150,379	141,121	(9,258)
2	LME Zinc Futures	July 26, 2012	100,903	94,082	(6,821)
4	LME Zinc Futures	August 3, 2012	199,155	188,178	(10,977)
4	LME Zinc Futures	August 8, 2012	198,180	188,187	(9,993)
1	LME Zinc Futures	August 9, 2012	48,926	47,047	(1,879)
45	Soybean Futures	November 14, 2012	3,127,628	3,212,438	84,810
50	Soybean Meal Futures	December 14, 2012	1,991,766	2,065,500	73,734
25	CAC40 10 Euro Futures	July 20, 2012	958,684	1,009,869	51,185
1	DJIA Mini E-CBOT Futures	September 21, 2012	62,321	64,040	1,719
219	E-Mini Russell 2000 Futures	September 21, 2012	16,613,566	17,419,260	805,694
661	Euro Stoxx 50 Index	September 21, 2012	17,827,672	18,862,973	1,035,301
390	FTSE 100 Index Futures	September 21, 2012	33,090,357	33,734,400	644,043
338	FTSE/JSE Top 40 Index Futures	September 20, 2012	12,564,775	12,216,036	(348,739)
2	IBEX 35 Index Futures	July 20, 2012	163,444	176,813	13,369
40	KOSPI Index 200 Futures	September 13, 2012	4,336,481	4,290,391	(46,090)
2	NASDAQ 100 E-Mini Futures	September 21, 2012	103,124	104,390	1,266
910	3-Month Euro Euribor Futures	December 17, 2012	286,197,662	286,490,527	292,865
546	3-Month Euro Euribor Futures	March 18, 2013	171,813,394	171,885,679	72,285
64	3-Month Euro Euribor Futures	June 17, 2013	20,125,930	20,142,710	16,780
63	3-Month Euro Euribor Futures	September 16, 2013	19,800,360	19,820,008	19,648
60	3-Month Euro Euribor Futures	December 16, 2013	18,842,504	18,862,909	20,405
58	3-Month Euro Euribor Futures	March 17, 2014	18,200,370	18,223,136	22,766
57	3-Month Euro Euribor Futures	June 16, 2014	17,896,042	17,895,420	(622)
22	90-Day EURODollar Futures	June 17, 2013	5,469,945	5,469,750	(195)
36	90-Day EURODollar Futures	September 16, 2013	8,948,854	8,948,700	(154)
60	90-Day EURODollar Futures	December 16, 2013	14,908,770	14,910,000	1,230
83	90-Day EURODollar Futures	March 17, 2014	20,613,763	20,619,275	5,512
87	90-Day EURODollar Futures	June 16, 2014	21,598,717	21,603,188	4,471
94	90-Day GBP LIBOR Futures	December 18, 2013	18,240,629	18,264,245	23,616
72	90-Day Sterling Futures	June 19, 2013	13,984,017	13,996,682	12,665
92	90-Day Sterling Futures	September 18, 2013	17,862,174	17,882,849	20,675
90	90-Day Sterling Futures	March 19, 2014	17,456,425	17,479,996	23,571
86	90-Day Sterling Futures	June 18, 2014	16,684,772	16,694,689	9,917
357	Australia 10-Year Bond Futures	September 17, 2012	46,044,606	45,840,947	(203,659)
27	Australia 3-Year Bond Futures	September 17, 2012	3,062,381	3,050,603	(11,778)
18	Euro CHF 3-Month LIFFE Futures	December 17, 2012	4,747,504	4,742,032	(5,472)
36	Euro CHF 3-Month LIFFE Futures	March 18, 2013	9,496,917	9,486,909	(10,008)

			880,799,800	882,669,195	1,869,395

Short Contracts:
61	Cocoa Futures	September 13, 2012	(1,367,738)	(1,397,510)	(29,772)
27	Coffee ‘C’ Futures	September 18, 2012	(1,562,996)	(1,728,337)	(165,341)
10	Corn Futures	September 14, 2012	(278,855)	(314,250)	(35,395)
60	Cotton No. 2 Futures	December 6, 2012	(2,076,476)	(2,139,900)	(63,424)
38	Crude Oil Financial Futures	July 19, 2012	(3,128,690)	(3,228,480)	(99,790)
41	Globex Brent FCL Futures	July 13, 2012	(3,949,830)	(4,009,800)	(59,970)
26	Globex Heat Oil Futures	July 30, 2012	(2,863,438)	(2,959,211)	(95,773)
14	Globex RBOB Gas Futures	July 30, 2012	(1,506,502)	(1,547,498)	(40,996)
24	ICE Euro Gasoil Futures	July 11, 2012	(2,047,650)	(2,036,400)	11,250
29	Lean Hogs Futures	July 16, 2012	(1,119,311)	(1,120,850)	(1,539)
21	Lean Hogs Futures	August 14, 2012	(722,796)	(796,110)	(73,314)
10	LME Aluminum Futures	July 3, 2012	(531,896)	(468,937)	62,959

The accompanying notes are an integral part of these financial statements.	(Continued)

74	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
14	LME Aluminum Futures	July 5, 2012	$(736,891)	$(656,838)	$80,053
21	LME Aluminum Futures	July 10, 2012	(1,095,980)	(986,486)	109,494
8	LME Aluminum Futures	July 11, 2012	(415,930)	(375,896)	40,034
4	LME Aluminum Futures	July 12, 2012	(210,167)	(187,995)	22,172
7	LME Aluminum Futures	July 13, 2012	(367,351)	(329,073)	38,278
9	LME Aluminum Futures	July 16, 2012	(466,266)	(423,409)	42,857
3	LME Aluminum Futures	July 17, 2012	(155,316)	(141,171)	14,145
1	LME Aluminum Futures	July 18, 2012	(52,078)	(47,069)	5,009
2	LME Aluminum Futures	July 19, 2012	(103,387)	(94,160)	9,227
1	LME Aluminum Futures	July 20, 2012	(51,775)	(47,090)	4,685
2	LME Aluminum Futures	July 23, 2012	(103,238)	(94,247)	8,991
1	LME Aluminum Futures	July 24, 2012	(51,699)	(47,134)	4,565
1	LME Aluminum Futures	July 26, 2012	(52,009)	(47,156)	4,853
1	LME Aluminum Futures	August 16, 2012	(50,499)	(47,385)	3,114
16	LME Aluminum Futures	August 17, 2012	(821,230)	(758,332)	62,898
5	LME Aluminum Futures	August 21, 2012	(257,494)	(237,187)	20,307
3	LME Aluminum Futures	September 7, 2012	(148,196)	(142,840)	5,356
88	LME Aluminum Futures	September 17, 2012	(4,340,219)	(4,200,900)	139,319
3	LME Copper Futures	July 12, 2012	(609,144)	(577,128)	32,016
1	LME Copper Futures	July 13, 2012	(203,310)	(192,385)	10,925
2	LME Copper Futures	July 16, 2012	(394,684)	(384,825)	9,859
1	LME Copper Futures	July 17, 2012	(198,041)	(192,413)	5,628
1	LME Copper Futures	July 18, 2012	(202,591)	(192,413)	10,178
1	LME Copper Futures	July 19, 2012	(201,310)	(192,405)	8,905
2	LME Copper Futures	July 20, 2012	(403,050)	(384,795)	18,255
13	LME Copper Futures	September 17, 2012	(2,406,409)	(2,499,088)	(92,679)
4	LME Copper Futures	September 20, 2012	(756,295)	(768,700)	(12,405)
1	LME Copper Futures	September 21, 2012	(181,219)	(192,166)	(10,947)
4	LME Copper Futures	September 28, 2012	(743,142)	(768,500)	(25,358)
1	LME Nickel Futures	July 17, 2012	(106,092)	(100,214)	5,878
2	LME Nickel Futures	July 18, 2012	(213,982)	(200,436)	13,546
1	LME Nickel Futures	July 19, 2012	(106,508)	(100,220)	6,288
4	LME Nickel Futures	August 3, 2012	(420,451)	(400,996)	19,455
1	LME Nickel Futures	September 12, 2012	(102,665)	(100,353)	2,312
29	LME Nickel Futures	September 17, 2012	(2,979,652)	(2,910,846)	68,806
1	LME Nickel Futures	September 20, 2012	(102,305)	(100,374)	1,931
1	LME Zinc Futures	July 10, 2012	(50,190)	(47,025)	3,165
6	LME Zinc Futures	July 11, 2012	(297,808)	(282,154)	15,654
5	LME Zinc Futures	July 12, 2012	(250,960)	(235,138)	15,822
3	LME Zinc Futures	July 16, 2012	(148,447)	(141,103)	7,344
6	LME Zinc Futures	July 17, 2012	(299,130)	(282,215)	16,915
5	LME Zinc Futures	July 18, 2012	(250,171)	(235,187)	14,984
6	LME Zinc Futures	July 19, 2012	(299,809)	(282,225)	17,584
3	LME Zinc Futures	July 25, 2012	(150,175)	(141,120)	9,055
2	LME Zinc Futures	July 26, 2012	(100,628)	(94,081)	6,547
4	LME Zinc Futures	August 3, 2012	(199,918)	(188,178)	11,740
4	LME Zinc Futures	August 8, 2012	(199,220)	(188,187)	11,033
1	LME Zinc Futures	August 9, 2012	(49,188)	(47,048)	2,140
53	LME Zinc Futures	September 17, 2012	(2,493,383)	(2,490,338)	3,045
482	Natural Gas Swap Futures	July 27, 2012	(3,183,610)	(3,402,920)	(219,310)
9	Silver Futures	September 26, 2012	(1,217,763)	(1,242,540)	(24,777)
25	Soybean Oil Futures	December 14, 2012	(748,545)	(796,200)	(47,655)
90	Sugar #11 (World Markets) Futures	September 28, 2012	(2,047,473)	(2,117,808)	(70,335)
9	Wheat Futures	September 14, 2012	(304,651)	(340,762)	(36,111)
32	Amsterdam Index Futures	July 20, 2012	(2,358,149)	(2,488,479)	(130,330)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	75

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
13	DAX Index Futures	September 21, 2012	$(2,555,482)	$(2,636,970)	$(81,488)
14	FTSE/MIB Index Futures	September 21, 2012	(1,151,229)	(1,266,411)	(115,182)
10	Hang Seng Index Futures	July 30, 2012	(1,224,692)	(1,253,488)	(28,796)
76	H-SHARES Index Futures	July 30, 2012	(4,622,494)	(4,671,415)	(48,921)
18	MSCI Singapore Index Futures	July 30, 2012	(922,235)	(943,801)	(21,566)
518	MSCI Taiwan Stock Index Futures	July 30, 2012	(12,700,118)	(13,126,120)	(426,002)
164	S&P 500 E-Mini Futures	September 21, 2012	(10,718,805)	(11,122,480)	(403,675)
13	S&P MID 400 E-Mini Futures	September 21, 2012	(1,183,298)	(1,221,350)	(38,052)
16	S&P/Toronto Stock Exchange 60 Index Futures	September 20, 2012	(2,039,772)	(2,078,853)	(39,081)
1,022	SGX S&P CNX Nifty Index Futures	July 26, 2012	(10,499,881)	(10,821,958)	(322,077)
216	SPI 200 Index Futures	September 20, 2012	(22,616,499)	(22,422,632)	193,867
160	TOPIX Index Futures	September 13, 2012	(14,630,172)	(15,392,506)	(762,334)
105	10-Year Japanese Government Bond Futures	September 7, 2012	(18,845,718)	(18,875,961)	(30,243)
76	90-Day EURODollar Futures	December 17, 2012	(18,893,564)	(18,904,051)	(10,487)
202	90-Day EURODollar Futures	March 18, 2013	(50,187,294)	(50,234,876)	(47,582)
250	90-Day Sterling Futures	December 19, 2012	(48,509,569)	(48,580,014)	(70,445)
150	90-Day Sterling Futures	March 20, 2013	(29,113,775)	(29,156,818)	(43,043)
533	Canadian 3-Month Bank Acceptance Futures	December 17, 2012	(129,294,222)	(129,336,657)	(42,435)
190	Canadian 3-Month Bank Acceptance Futures	March 18, 2013	(46,107,972)	(46,095,668)	12,304
16	U.S. Treasury 2-Year Note Futures	September 28, 2012	(3,524,721)	(3,523,000)	1,721
7	U.S. Treasury 5-Year Note Futures	September 28, 2012	(866,408)	(867,782)	(1,374)

			(485,823,891)	(488,445,427)	(2,621,536)

			$394,975,909	$394,223,768	$(752,141)

Cash held as collateral with broker for futures contracts was $19,117,389 at June 30, 2012.

Forward foreign currency exchange contracts outstanding as of June 30, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	AUD	26,503,000	$26,315,280	$26,926,411	$611,131
Brazilian Real, Expiring 09/19/12	The Royal Bank of Scotland	BRL	200,000	97,078	98,146	1,068
Canadian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	CAD	22,520,000	21,905,719	22,080,274	174,555
Swiss Franc, Expiring 09/19/12	The Royal Bank of Scotland	CHF	13,182,000	13,751,382	13,916,868	165,486
Columbian Peso, Expiring 09/19/12	The Royal Bank of Scotland	COP	486,000,000	269,453	269,092	(361)
Czech Republic Koruna, Expiring 09/19/12	The Royal Bank of Scotland	CZK	4,000,000	195,861	198,323	2,462
Danish Krone, Expiring 09/19/12	The Royal Bank of Scotland	DKK	2,228,000	378,226	380,072	1,846
Euro, Expiring 09/19/12	The Royal Bank of Scotland	EUR	9,059,647	11,312,447	11,473,816	161,369

The accompanying notes are an integral part of these financial statements.	(Continued)

76	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 09/19/12	The Royal Bank of Scotland	GBP	11,936,000	$18,503,229	$18,689,603	$186,374
Hungarian Forint, Expiring 09/19/12	The Royal Bank of Scotland	HUF	3,052,400,000	12,492,631	13,367,729	875,098
Israeli Shekel, Expiring 09/19/12	The Royal Bank of Scotland	ILS	1,000,000	257,061	255,003	(2,058)
Indian Rupee, Expiring 09/20/12	The Royal Bank of Scotland	INR	29,000,000	513,444	511,082	(2,362)
Japanese Yen, Expiring 09/19/12	The Royal Bank of Scotland	JPY	1,759,781,000	22,318,100	22,039,422	(278,678)
Korean Won, Expiring 09/19/12	The Royal Bank of Scotland	KRW	25,179,377,000	21,339,692	21,869,472	529,780
Mexican Peso, Expiring 09/19/12	The Royal Bank of Scotland	MXN	21,489,000	1,508,694	1,598,578	89,884
Malaysian Ringgit, Expiring 09/19/12	The Royal Bank of Scotland	MYR	6,000,000	1,885,402	1,880,372	(5,030)
Norwegian Krone, Expiring 09/19/12	The Royal Bank of Scotland	NOK	374,882,000	61,762,246	62,834,635	1,072,389
New Zealand Dollar, Expiring 09/19/12	The Royal Bank of Scotland	NZD	24,949,000	19,480,625	19,863,568	382,943
Philippine Peso, Expiring 09/19/12	The Royal Bank of Scotland	PHP	52,000,000	1,223,258	1,227,000	3,742
Poland Zloty, Expiring 09/19/12	The Royal Bank of Scotland	PLN	36,703,000	10,547,657	10,911,922	364,265
Swedish Krona, Expiring 09/19/12	The Royal Bank of Scotland	SEK	217,337,000	30,355,305	31,328,404	973,099
Singapore Dollar, Expiring 09/19/12	The Royal Bank of Scotland	SGD	4,100,000	3,215,195	3,236,956	21,761
Thailand Baht, Expiring 09/19/12	The Royal Bank of Scotland	THB	1,016,000	31,710	31,832	122
Turkish Lira, Expiring 09/19/12	The Royal Bank of Scotland	TRY	52,724,000	28,253,616	28,670,673	417,057
Taiwanese Dollar, Expiring 09/19/12	The Royal Bank of Scotland	TWD	163,068,000	5,457,742	5,460,866	3,124
South African Rand, Expiring 09/19/12	The Royal Bank of Scotland	ZAR	100,000	11,649	12,090	441

				$313,382,702	$319,132,209	$5,749,507

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	AUD	(30,000,000)	$(29,272,888)	$(30,479,279)	$(1,206,391)
Brazilian Real, Expiring 09/19/12	The Royal Bank of Scotland	BRL	(45,417,000)	(21,935,065)	(22,287,589)	(352,524)
Canadian Dollar, Expiring 09/19/12	The Royal Bank of Scotland	CAD	(19,919,000)	(19,141,635)	(19,530,061)	(388,426)
Swiss Franc, Expiring 09/19/12	The Royal Bank of Scotland	CHF	(46,350,000)	(48,346,791)	(48,933,914)	(587,123)
Chilean Peso, Expiring 09/20/12	The Royal Bank of Scotland	CLP	(237,190,000)	(455,425)	(468,447)	(13,022)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	77

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Czech Republic Koruna, Expiring 09/19/12	The Royal Bank of Scotland	CZK	(93,946,000)	$(4,631,358)	$(4,657,906)	$(26,548)
Danish Krone, Expiring 09/19/12	The Royal Bank of Scotland	DKK	(5,331,000)	(898,458)	(909,408)	(10,950)
Euro, Expiring 09/19/12	The Royal Bank of Scotland	EUR	(94,903,282)	(118,984,852)	(120,192,631)	(1,207,779)
Euro, Expiring 04/05/13	The Royal Bank of Scotland	EUR	(3,562)	(4,694)	(4,524)	170
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	(3,562)	(4,704)	(4,547)	157
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(3,562)	(4,716)	(4,552)	164
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(3,562)	(4,730)	(4,552)	178
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(3,562)	(4,751)	(4,552)	199
British Pound, Expiring 09/19/12	The Royal Bank of Scotland	GBP	(9,415,000)	(14,638,925)	(14,742,176)	(103,251)
Hong Kong Dollar, Expiring 09/19/12	The Royal Bank of Scotland	HKD	(28,482,000)	(3,668,343)	(3,672,323)	(3,980)
Indonesian Rupiah, Expiring 09/19/12	The Royal Bank of Scotland	IDR	(10,709,207,000)	(1,113,035)	(1,128,097)	(15,062)
Israeli Shekel, Expiring 09/19/12	The Royal Bank of Scotland	ILS	(82,825,000)	(21,293,818)	(21,120,586)	173,232
Indian Rupee, Expiring 09/20/12	The Royal Bank of Scotland	INR	(945,729,000)	(16,693,773)	(16,667,061)	26,712
Japanese Yen, Expiring 09/19/12	The Royal Bank of Scotland	JPY	(1,890,256,000)	(23,813,614)	(23,673,485)	140,129
Korean Won, Expiring 09/19/12	The Royal Bank of Scotland	KRW	(1,316,111,000)	(1,104,584)	(1,143,104)	(38,520)
Mexican Peso, Expiring 09/19/12	The Royal Bank of Scotland	MXN	(11,060,000)	(783,056)	(822,759)	(39,703)
Malaysian Ringgit, Expiring 09/19/12	The Royal Bank of Scotland	MYR	(16,245,000)	(5,077,313)	(5,091,106)	(13,793)
Norwegian Krone, Expiring 09/19/12	The Royal Bank of Scotland	NOK	(55,997,000)	(9,295,171)	(9,385,756)	(90,585)
New Zealand Dollar, Expiring 09/19/12	The Royal Bank of Scotland	NZD	(9,346,000)	(7,069,772)	(7,440,976)	(371,204)
Peru Nuevo Sol, Expiring 09/19/12	The Royal Bank of Scotland	PEN	(256,000)	(94,945)	(95,483)	(538)
Philippine Peso, Expiring 09/19/12	The Royal Bank of Scotland	PHP	(578,500,000)	(13,377,090)	(13,650,380)	(273,290)
Poland Zloty, Expiring 09/19/12	The Royal Bank of Scotland	PLN	(679,000)	(188,994)	(201,869)	(12,875)
Russian Ruble, Expiring 09/19/12	The Royal Bank of Scotland	RUB	(161,863,000)	(4,824,331)	(4,927,207)	(102,876)
Swedish Krona, Expiring 09/19/12	The Royal Bank of Scotland	SEK	(73,747,000)	(10,415,884)	(10,630,384)	(214,500)
Singapore Dollar, Expiring 09/19/12	The Royal Bank of Scotland	SGD	(23,268,000)	(18,237,977)	(18,370,122)	(132,145)
Thailand Baht, Expiring 09/19/12	The Royal Bank of Scotland	THB	(8,443,000)	(266,047)	(264,528)	1,519
Turkish Lira, Expiring 09/19/12	The Royal Bank of Scotland	TRY	(3,860,000)	(2,077,635)	(2,099,021)	(21,386)

The accompanying notes are an integral part of these financial statements.	(Continued)

78	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Taiwanese Dollar, Expiring 09/19/12	The Royal Bank of Scotland	TWD	(97,679,000)	$(3,274,159)	$(3,271,101)	$3,058
South African Rand, Expiring 09/19/12	The Royal Bank of Scotland	ZAR	(128,584,000)	(15,151,913)	(15,545,545)	(393,632)

				(416,150,446)	(421,425,031)	(5,274,585)

				$(102,767,744)	$(102,292,822)	$474,922

Money Market Fund is pledged as collateral to the broker for forward foreign currency exchange contracts in the amount of $4,783,588.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	79

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at June 30, 2012

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	07/23/2012	$(8,294)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2012.

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Positions

Spain
Distribuidora International PLC	114,210	EUR	520,137	$16,849
Endesa SA	387		6,521	275
Ferrovial SA	52,718		541,902	52,632
Fomento de Construcciones	6,496		109,909	(26,842)
Gas Natural SDG SA	36,862		470,551	2,745
Inditex SA	7,872		690,867	122,824
Indra Sistemas SA	20,933		205,445	(10,558)
International Group PLC	164,084		436,854	(25,169)
Obrascon Huarte Lain SA	646		14,795	(1,429)
Repsol YPF SA	36,873		657,229	(64,492)
Sacyr Vallehermoso SA	270,742		592,213	(91,856)
Tecnicas Reunidas SA	30,063		1,117,094	140,040

				115,019

United Kingdom
Aegis Group PLC	75,339	GBP	202,180	(11,315)
AMEC PLC	7,238		126,598	(12,496)
Anglo American PLC	25,007		900,663	(78,799)
AstraZeneca PLC	4,879		216,332	1,699
Aveva Group PLC	23,479		611,254	(11,799)
Aviva PLC	155,574		707,187	(41,027)
Babcock International Group PLC	161,139		2,088,548	69,632
Barclays PLC	847,442		2,762,975	(597,547)
Berkeley Group Holdings PLC	14,007		281,526	28,339
British American Tobacco PLC	10,052		503,080	7,963
BT Group PLC	259,763		856,407	4,325
Bundesrepublik Deutschland	100,598		506,132	(17,244)
Bunzl PLC	14,366		232,102	2,707
Burberry Group PLC	29,734		698,689	(79,604)

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Cable & Wireless PLC	1,423,837	GBP	732,144	$116,494
De La Rue PLC	13,908		195,517	25,549
Dixons Retail PLC	144,445		38,771	2,762
Drax Group PLC	25,007		213,442	6,545
Experian PLC	49,680		715,287	(14,394)
Ferrexpo PLC	93,237		425,187	(109,471)
FIH Erhvervsbank A/S	21,792		224,906	3,845
GAS PLC	28,340		127,987	(4,127)
GKN PLC	641,693		2,076,830	(257,517)
Globeop Financial PLC	1,686		12,740	(54)
Hays PLC	449,649		644,891	(125,583)
Inchcape PLC	182,063		1,049,200	(104,134)
Inmarsat PLC	11,985		80,322	12,169
Intermediate Capital Group PLC	141,809		568,863	32,152
International Power PLC	263,592		1,722,528	1,014
Investec PLC	97,282		515,809	52,090
ITV PLC	376,768		518,225	(64,863)
John Wood Group PLC	52,245		594,665	(31,163)
Johnson Matthey PLC	12,892		450,251	(3,158)
Kazakhmys PLC	64,487		732,751	(1,606)
Kesa Electricals PLC	241,270		216,029	(28,691)
Kingfisher PLC	310,628		1,440,157	(38,908)
Legal & General Group SA	688,836		1,277,799	99,372
Michael Page International PLC	57,759		385,776	(47,281)
National Grid PLC	3,395		34,445	1,535
Next PLC	12,972		606,250	45,102
Northwest Equity Corp.	127,028		563,117	12,781
Old Mutual PLC	90,135		243,139	(28,774)
Pennon Group PLC	819		9,362	442
Petrofac Ltd	24,690		659,930	(121,014)
ProLogis LP	41,193		1,426,822	36,774
Rolls-Royce Holdings PLC	67,226		880,897	25,158

The accompanying notes are an integral part of these financial statements.	(Continued)

80	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Rolls-Royce Holdings PLC	3,831	GBP	6	$–
Rolls-Royce, C shares	1,982,836		(86)	3,192
Royal Dutch Shell PLC	4,274		148,076	1,188
Sanyo Shinpan Finance Co. Ltd.	474,250		761,741	43,339
Serco Group PLC	108,778		935,591	(22,070)
Severn Trent PLC	2,064		54,789	(1,284)
Shinsei Bank Ltd.	29,450		1,155,047	(20,390)
SSE PLC	43,668		928,078	24,561
Sumitomo Bakelite Co., Ltd.	33,868		599,893	72,108
Tate & Lyle PLC	232,701		2,514,061	(150,767)
Thomas Cook Group PLC	310,498		115,771	(42,976)
Unilever PLC	17,952		580,658	22,058
William Hill PLC	266,016		1,080,166	99,568
Wolseley PLC	85,883		3,169,558	31,530
Xstrata PLC	21,601		314,970	(43,372)

				(1,225,435)

United States
Gazprom OAO	111,359		$1,134,036	(76,638)
Lukoil OAO	11,715		673,211	(16,722)
Reliance Industries Ltd.	1,464		42,090	(3,122)
Rosneft Oil Co.	30,479		217,010	(25,037)
Samsung Electronics Co., Ltd.	2,590		1,449,025	(64,311)
State Bank of India	2,937		257,869	(29,396)
Surgutneftegaz ADR	11,249		107,428	(13,776)
Tatneft	14,154		451,559	26,338

				(202,664)

Total Long Positions				(1,313,080)

Short Positions

Spain
Abengoa SA	(2,130)	EUR	(29,859)	1,633
Abertis Infraestructuras SA	(58,401)		(829,693)	40,428
Acciona SA	(18,963)		(1,108,904)	(24,680)
Acerinox SA	(934)		(9,960)	(507)
Amadeus IT Holding SA	(22,106)		(425,006)	(43,337)
Ebro Foods SA	(16,255)		(270,196)	(9,648)
Enagas SA	(37,473)		(638,703)	(45,036)
Gamesa Corp Tecnologica SA	(49,095)		(142,242)	54,398
Red Electrica Corp SA	(7,171)		(272,830)	(40,152)
Telefonica SA	(52,442)		(707,428)	17,110
Zardoya Otis SA	(1,268)		(14,861)	765

				(49,026)

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Admiral Group PLC	(120,023)	GBP	(2,262,983)	$24,048
Aggreko PLC	(37,429)		(1,304,838)	87,621
Banca Popolare di Crema SpA	(124,884)		(1,325,376)	(36,096)
Barloworld Ltd.	(22,674)		(521,194)	28,647
Barratt Developments PLC	(64,956)		(119,857)	(22,194)
BG Group PLC	(49,751)		(1,059,895)	41,419
BP PLC	(52,179)		(361,407)	12,945
Capita Group PLC/The	(120,333)		(1,368,386)	131,889
Carnival PLC	(44,747)		(1,388,630)	(141,292)
Cascade Bancorp	(27,071)		(159,778)	(4,030)
Centrica PLC	(129,535)		(644,560)	(3,110)
Cobham PLC	(133,320)		(498,998)	13,297
Cookson Group PLC	(61,118)		(714,661)	149,112
Daily Mail & General Trust PLC	(25,283)		(164,671)	(3,131)
Depfa Funding III LP	(48,506)		(878,668)	48,931
Diageo PLC	(51,136)		(1,247,002)	(71,028)
Dresdner Bank AG	(34,805)		(154,485)	9,252
Eurasian Natural Resources Corp. PLC	(12,718)		(98,726)	15,720
GlaxoSmithKline PLC	(5,427)		(122,590)	(679)
Glencore International PLC	(61,121)		(332,003)	48,573
Home Retail Group PLC	(271,052)		(417,512)	57,466
HSBC Holdings PLC	(19,064)		(153,623)	(14,607)
ICAP PLC	(61,525)		(345,787)	20,121
IMI PLC	(5,736)		(79,997)	5,061
Informa PLC	(46,730)		(317,328)	38,493
Intercontinental Hotels Group PLC	(10,779)		(246,457)	(13,042)
Intertek Group PLC	(36,585)		(1,462,666)	(70,093)
Invensys PLC	(49,273)		(164,151)	(7,577)
J Sainsbury PLC	(342,213)		(1,653,592)	36,243
Kotak Mahindra Prime Ltd.	(95,106)		(2,499,620)	214,247
Kreis-Und Stadtsparkasse Erding	(75,624)		(278,099)	35,082
Ladbrokes PLC	(58,912)		(149,924)	4,782
Lloyds Banking Group PLC	(3,299,251)		(1,559,935)	(51,779)
Lonmin PLC	(74,736)		(1,088,621)	179,490
Man Group PLC	(1,261,768)		(1,835,605)	325,811
Marks & Spencer Group PLC	(492,584)		(2,745,876)	233,874
Mitchells & Butlers PLC	(74,763)		(312,011)	18,403
Mondi PLC	(105,374)		(905,308)	2,739
Prudential PLC	(100,274)		(1,134,894)	(27,784)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	81

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Reckitt Benckiser Group PLC	(4,196)	GBP	(239,328)	$17,540
Rexam PLC	(40,008)		(269,463)	5,412
Royal Bank of Scotland Group PLC	(77,244)		(256,555)	(5,096)
SABMiller PLC	(33,172)		(1,350,582)	19,680
Shire PLC	(28,838)		(885,903)	56,237
Signature Metals Ltd.	(49,114)		(938,183)	(50,056)
Smith & Nephew PLC	(15,055)		(142,996)	(7,591)
Smiths Group PLC	(83,173)		(1,347,545)	26,645
Standard Life PLC	(170,778)		(604,784)	(20,508)
UBS AG	(64,776)		(1,071,563)	85,299
United Utilities Group PLC	(762)		(7,706)	(366)
Vedanta Resources PLC	(29,329)		(467,821)	47,433
Vodafone Group PLC	(26,620)		(70,858)	(3,964)

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Whitbread PLC	(18,915)	GBP	(544,248)	$(57,156)
WPP PLC	(21)		(283)	28

				1,430,361

Total Short Positions				1,381,335

Total of Long and Short Positions of Portfolio Swap				68,255

Net Cash and Other Receivables (b)				(76,549)

Swaps, at Value				$(8,294)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund is pledged as collateral to the broker in the amount of $7,423,605.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	07/24/2013	$(5,334,975)

*	See the accompanying “Additional Information —Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2012.

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Positions

Netherlands
DE Master Blenders 1753 NV	37,500	EUR	668,048	$(245,213)

United States
Accenture PLC	2,700		$159,894	2,349
ACE Ltd.	6,300		475,630	(8,611)
Advance Auto Parts, Inc.	8,400		677,264	(104,216)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AECOM Technology Corp.	22,100	$393,380	$(29,835)
Aeropostale, Inc.	82,000	1,603,730	(141,670)
AES Corp./The	57,000	685,710	45,600
Aetna, Inc.	6,400	269,312	(21,184)
AGCO Corp.	17,300	738,749	52,380
Agilent Technologies, Inc.	25,400	1,014,267	(17,571)
Airgas, Inc.	1,500	135,641	(9,626)
AK Steel Holding Corp.	131,200	915,349	(145,205)

The accompanying notes are an integral part of these financial statements.	(Continued)

82	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Akamai Technologies, Inc.	12,700	$391,313	$11,912
Alaska Air Group, Inc.	9,400	318,973	18,487
Albemarle Corp.	6,400	400,704	(19,008)
Alliant Energy Corp.	200	8,780	334
Alliant Techsystems, Inc.	11,600	603,486	(16,874)
Allied World Assuarance	4,000	304,516	13,364
Alpha Natural Resources, Inc.	62,300	852,505	(309,872)
Altera Corp.	4,200	141,246	882
AMDOCS Ltd.	5,400	163,404	(2,916)
American Capital Ltd.	280,900	2,715,555	113,108
American Eagle Outfitters, Inc.	80,200	1,595,980	(13,634)
American Electric Power Co., Inc.	1,600	61,152	2,688
American Financial Group, Inc.	14,900	583,697	830
Ameriprise Financial, Inc.	36,000	1,815,705	65,655
AmerisourceBergen Corp.	34,700	1,255,905	109,540
Anadarko Petroleum Corp.	6,500	426,056	4,244
Analog Devices, Inc.	1,700	62,940	1,099
AON PLC	5,900	283,731	(7,729)
Applied Industrial Technologies, Inc.	11,700	448,227	(17,082)
Applied Materials, Inc.	26,000	288,080	9,880
ARCH Capital Group, Inc.	3,000	115,740	3,330
Archer-Daniels-Midland Co.	27,100	884,312	(84,320)
ARES Captial Corp.	27,800	430,354	13,334
Ariba, Inc.	7,100	284,169	33,627
Armstrong World Industries, Inc.	6,800	308,382	25,906
Arrow Electronics, Inc.	14,300	533,374	(64,191)
Ascena Retail Group	26,600	544,156	(48,864)
Associated Banc-Corp.	34,000	439,280	9,180
Assurant, Inc.	17,200	635,196	(35,948)
Assured Guaranty Ltd.	8,800	114,124	9,956
AT&T, Inc.	8,200	269,689	22,723
Atmos Energy Corp.	900	29,362	2,201
Autodesk, Inc.	16,800	616,256	(28,424)
Automatic Data Processing, Inc.	800	42,624	1,904
Autozone, Inc.	1,600	612,608	(25,136)
Avago Technologies Ltd.	32,000	1,003,107	145,693
Avnet, Inc.	35,700	1,198,029	(96,327)
Avon Products, Inc.	21,500	352,733	(4,218)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Axis Capital Holdings Co.	4,300	$145,967	$(6,002)
Baxter International, Inc.	4,200	213,433	9,797
BE Aerospace, Inc.	6,000	258,992	2,968
Bed Bath & Beyond, Inc.	11,900	809,438	(74,018)
Big Lots, Inc.	38,200	1,383,770	174,408
Biogen Idec, Inc.	14,400	1,910,191	168,881
BMC Software, Inc.	39,100	1,552,661	116,127
Boeing Co./The	4,300	315,553	3,937
Broadcom Corp.	8,600	276,152	14,528
Broadridge Financial Solutions, Inc.	13,800	292,517	1,009
Brocade Communications Systems, Inc.	352,500	1,805,356	(67,531)
Brookfield Assets	7,200	229,443	8,877
Brown & Brown, Inc.	12,000	319,956	7,284
Buckle, Inc./The	4,100	175,070	(12,833)
Bunge Ltd.	400	25,904	(808)
Cabot Corp.	18,600	777,309	(20,289)
Cabot Oil & Gas Corp.	15,000	539,700	51,300
Cadence Design Systems, Inc.	100	1,084	15
Cameron International Corp.	11,800	551,840	(47,862)
Capital One Financial Corp.	100	5,107	359
CapitalSource, Inc.	108,400	729,541	(1,093)
Cardinal Health, Inc.	35,800	1,511,738	(8,138)
Career Education Corp.	87,895	602,285	(14,268)
Carefusion Corp.	22,500	580,989	(3,189)
Carlisle Cos, Inc.	9,200	495,972	(8,188)
Carpenter Technology Corp.	18,800	968,848	(69,456)
Carter’s, Inc.	3,400	179,324	(484)
Catalyst Health Solutions, Inc.	6,300	546,525	42,147
CBRE Group, Inc.	22,300	381,421	(16,593)
CBS Corp.	44,900	1,466,159	5,663
Celanese Corp.	33,200	1,487,360	(337,976)
CenterPoint Energy, Inc.	37,700	750,326	28,933
CF Industries Holdings, Inc.	7,500	1,282,648	170,402
Charles River Laboratories International, Inc.	17,500	594,919	(21,619)
Check Point Software	1,500	83,925	(9,540)
Chicos’s, Inc.	61,000	885,854	19,386
Church & Dwight Co., Inc.	400	21,212	976
CIGNA Corp.	42,000	1,885,981	(37,981)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	83

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cinemark Holdings, Inc.	2,900	$69,803	$(3,538)
Cisco Systems, Inc.	33,700	609,946	(31,317)
CitiGroup, Inc.	3,400	89,292	3,902
Citrix Systems, Inc.	6,100	493,123	18,911
CLARCOR, Inc.	3,100	151,280	(1,984)
Clean Harbors, Inc.	10,700	658,883	(55,189)
CNH Global NV	8,300	363,550	(41,012)
Coach, Inc.	10,200	706,792	(110,296)
Coca-Cola Enterprises, Inc.	21,900	634,581	(20,505)
Colgate-Palmolive Co.	900	89,172	4,518
Commerce Bancshares, Inc.	5,205	208,668	(11,399)
Commercial Metals Co.	65,200	846,266	(22,138)
Commvault Systems, Inc.	7,800	422,250	(35,604)
Computer Sciences Corp.	19,800	535,544	(44,108)
Compuware Corp.	99,800	834,927	92,215
Comtech Telecommunications Corp.	600	17,351	(203)
ConAgra Foods, Inc.	9,800	250,292	3,822
Convergys Corp.	21,000	273,301	36,869
Con-way, Inc.	30,500	1,029,375	71,980
Cooper Cos., Inc./The	10,600	920,896	(75,440)
Copa Holdings SA	600	46,338	3,150
Copart, Inc.	17,300	453,789	(43,952)
Corrections Corp. of America	17,200	467,738	38,802
Costco Wholesale Corp.	2,700	224,815	31,685
Covance, Inc.	16,500	750,915	38,610
Coventry Health Care, Inc.	11,600	347,766	20,998
Covidien PLC	9,600	524,512	(10,912)
CR Bard, Inc.	1,500	150,630	10,530
Crane Co.	21,900	897,275	(100,553)
Crocs, Inc.	68,200	1,195,675	(94,245)
Crown Holdings, Inc.	32,900	1,198,876	(64,155)
CSX Corp.	16,100	347,431	12,565
Cummins, Inc.	10,000	1,061,402	(92,302)
Cypress Semiconductor	3,700	50,875	(1,961)
Cytec Industries, Inc.	8,900	568,770	(46,874)
Darling International	5,600	83,136	9,208
DaVita, Inc.	13,400	1,129,344	186,670
Dean Foods Co.	16,500	236,040	44,955
Dell, Inc.	15,600	244,249	(48,937)
Delta Air Lines, Inc.	67,100	741,008	(6,263)
Denbury Resources, Inc.	46,300	782,540	(82,947)
Devon Energy Corp.	4,100	262,523	(24,764)
DeVry, Inc.	39,300	1,204,741	12,380

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Diebold, Inc.	3,700	$136,048	$519
Dillards, Inc.	4,400	288,493	(8,301)
Discover Financial Services	55,500	1,858,893	60,297
DISH Network Corp.	111,100	3,363,910	(192,005)
Dolby Laboratories, Inc.	24,300	1,084,191	(80,601)
Dollar General Corp.	5,700	266,988	43,035
Dollar Tree, Inc.	4,000	203,740	11,460
Dominos Pizza, Inc.	28,300	912,117	(37,364)
Domtar Corp.	1,900	157,396	(11,647)
Donaldson Co., Inc.	2,600	89,258	(2,496)
Dover Corp.	2,200	123,255	(5,313)
Dr Pepper Snapple Group, Inc.	3,400	139,230	9,520
Dresser-Rand Group, Inc.	18,000	867,016	(65,296)
DST Systems, Inc.	11,300	603,449	10,254
DSW, Inc.	14,100	791,885	(24,845)
DTE Energy Co.	1,500	83,404	5,591
Dun & Bradstreet Corp./The	4,100	267,441	24,356
E*Trade Financial Corp.	172,200	1,625,542	(241,054)
East West BanCorp., Inc.	36,100	798,171	48,735
Eastman Chemical Co.	2,300	115,322	529
eBay, Inc.	22,600	909,321	40,105
Edison International	9,100	400,036	20,384
Electronic Arts, Inc.	28,800	406,595	(50,915)
EMCOR Group, Inc.	11,500	323,961	(4,031)
Endo Pharmaceuticals Holdings, Inc.	11,400	377,598	(24,426)
Energen Corp.	7,600	355,072	(12,084)
Entergy Corp.	1,400	90,078	4,968
EQT Corp.	5,700	284,373	21,318
Equifax, Inc.	100	4,538	122
Everest Re Group Ltd.	9,000	920,687	10,723
Expeditors International of Washington, Inc.	8,300	317,597	4,028
EzCorp., Inc.	22,000	546,700	(30,580)
F5 Networks, Inc.	12,600	1,515,342	(260,886)
Fair Isaac Corp.	9,300	384,210	8,994
Family Dollar Stores, Inc.	5,600	383,780	(11,492)
Fidelity National Financial, Inc.	16,900	324,839	655
Fifth Third BanCorp.	89,700	1,251,208	(49,228)
FirstEnergy Corp.	800	37,688	1,664
Fiserv, Inc.	4,600	304,888	27,324
Flextronics, Inc.	175,300	1,161,314	(74,454)
Flowserve Corp.	2,200	244,222	8,228
Fluor Corp.	7,700	419,034	(39,116)
FMC Corp.	8,800	463,442	7,182
Foot Locker, Inc.	46,200	1,338,251	74,545
Forest Laboratories, Inc.	24,800	844,315	23,437

The accompanying notes are an integral part of these financial statements.	(Continued)

84	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Forest Oil Corp.	35,300	$380,429	$(121,680)
Fortinet, Inc.	67,700	1,658,893	(86,899)
Fossil, Inc.	5,300	384,021	21,641
Foster Wheeler AG	58,300	1,187,169	(176,830)
Freeport-McMoRan Copper & Gold, Inc.	21,700	739,604	(285)
Fulton Financial Corp.	41,300	425,803	(13,216)
GameStop Corp.	37,500	784,424	(95,924)
Gardner Denver, Inc.	6,800	407,796	(48,008)
Garmin, Ltd.	2,800	127,064	(19,852)
Gartner, Inc.	11,400	493,167	(2,397)
General Cable Corp.	9,700	298,760	(47,142)
General Dynamics Corp.	2,500	162,778	2,122
GenOn Energy, Inc.	113,800	235,968	(41,370)
Gen-Probe, Inc.	600	48,672	648
Genworth Financial, Inc.	288,700	1,611,791	22,251
Global Payments, Inc.	13,300	577,806	(2,847)
Goodyear Tire & Rubber Co./The	38,600	403,965	51,901
Google, Inc.	600	362,087	(14,045)
Graco, Inc.	5,300	275,017	(30,793)
GrafTech International Ltd.	31,400	363,245	(60,235)
Guess?, Inc.	68,500	1,825,798	254,547
Gulfport Energy Corp.	6,800	145,878	(5,594)
Halliburton Co.	18,500	589,448	(64,233)
Hanover Insurance Group, Inc./The	13,900	535,598	8,309
Harman International Industries, Inc.	41,900	1,776,605	(117,365)
Harris Teeter Supe Co.	2,300	87,906	6,371
Hasbro, Inc.	4,500	159,030	(6,615)
HCC Insurance Holdings, Inc.	23,700	756,978	(12,798)
Health Net, Inc.	46,600	1,239,968	(108,986)
Helix Energy Solutions Group, Inc.	32,500	632,428	(99,103)
Hershey Co./The	3,400	231,353	13,549
Hess Corp.	28,900	1,379,543	(123,838)
Hill-Rom Holdings, Inc.	18,500	598,789	(28,064)
Hillshire Brands Co.	7,500	280,500	(63,075)
Hittite Microwave Corp.	600	31,242	(570)
HollyFrontier Corp.	44,200	1,308,567	257,439
Hormel Foods Corp.	7,500	219,675	8,475
Hubbell, Inc.	2,700	209,201	1,237
Humana, Inc.	17,000	1,340,387	(23,907)
Huntington Bancshares, Inc.	183,100	1,175,592	(3,752)
IAC/InterActiveCorp.	18,500	891,785	(48,185)
IHS, Inc.	900	86,427	10,530
Informatica Corp.	3,200	149,728	(14,176)
Ingersoll-Rand PLC	7,300	299,963	7,951

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ingram Micro, Inc.	82,800	$1,538,942	$(92,426)
Ingredion, Inc.	18,500	1,013,189	(97,069)
Integrys Energy Group, Inc.	600	32,046	2,076
International Game Technology	52,200	775,789	46,361
Interpublic Group of Cos, Inc./The	151,700	1,714,232	(68,287)
Intuitive Surgical, Inc.	1,200	639,774	24,774
InvesCo., Ltd.	49,100	1,111,994	(2,334)
Itron, Inc.	16,000	636,221	23,619
ITT Corp.	84,000	1,838,760	(360,360)
ITT Educational Services, Inc.	17,500	1,076,635	(13,510)
Jabil Circuit, Inc.	81,900	1,663,273	1,754
Jacobs Engineering Group, Inc.	4,900	192,521	(7,007)
Jazz Pharmaceuticals Co.	13,200	654,324	(60,192)
JDS Uniphase Corp.	128,300	1,370,605	40,695
JM Smucker Co./The	4,900	371,371	(1,323)
Jones Lang LaSalle, Inc.	8,900	690,462	(64,169)
Kansas City Southern	3,200	217,654	4,938
KBR, Inc.	84,300	2,510,388	(427,335)
Kennametal, Inc.	9,300	352,108	(43,813)
Key Energy Group	19,600	225,848	(76,887)
KeyCorp.	158,500	1,239,715	(12,925)
KLA-Tencor Corp.	1,000	48,188	1,062
Knight Capital Group, Inc.	34,700	450,655	(36,337)
Kroger Co./The	14,800	337,440	5,772
Landstar System, Inc.	14,400	782,994	(38,226)
Las Vegas Sands Corp.	20,500	1,029,668	(138,123)
Level 3 Communication	31,400	754,153	(58,643)
Lexmark International, Inc.	2,600	75,270	(6,162)
Life Technologies Corp.	5,200	228,956	4,992
Lincare Holdings, Inc.	3,400	83,186	32,482
LKQ Corp.	8,300	289,830	(12,610)
Loews Corp.	19,200	782,592	2,880
Lorillard, Inc.	2,300	293,451	10,034
LSI Corp.	235,500	1,821,623	(321,488)
Lyondellbasell Industries, Inc.	87,900	3,478,062	61,671
Macy’s, Inc.	41,000	1,558,443	(150,093)
Magellan Health Services, Inc.	6,900	300,219	12,558
Manpower, Inc.	21,600	823,993	(32,353)
Marathon Oil Corp.	24,600	650,424	(21,402)
Marsh & McLennan Cos, Inc.	5,100	170,136	(5,763)
Marvell Technology Group Ltd.	149,200	2,029,221	(346,245)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	85

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mastercard, Inc.	1,800	$756,690	$17,508
Mattel, Inc.	6,800	217,878	2,714
Maxim Integrated Products, Inc.	6,800	181,508	(7,156)
McDermott International, Inc.	248,000	2,519,445	243,275
McGraw-Hill Cos, Inc./The	900	42,498	(1,998)
McKesson Corp.	15,900	1,422,603	68,022
MeadWestvaco Corp.	5,200	143,571	5,929
MetroPCS Communications, Inc.	114,900	820,595	(125,450)
MICROS Systems, Inc.	6,200	349,928	(32,488)
MKS Instruments, Inc.	56,000	1,433,737	186,343
Mohawk Industries, Inc.	1,200	86,340	(2,544)
Molex, Inc.	8,200	208,351	(12,043)
Monsanto Co.	14,500	1,056,554	143,756
Monster Beverage Corp.	40,300	2,649,003	220,357
Monster Worldwide, Inc.	10,500	865,007	(19,652)
Motorola Solutions, Inc.	23,200	1,150,495	(34,343)
Murphy Oil Corp.	21,900	1,068,575	32,776
Nabors Industries Ltd.	60,400	906,981	(37,221)
National Fuel Gas Co.	1,200	55,152	1,224
Navistar International Corp.	33,800	1,044,310	(85,404)
NCR Corp.	81,800	1,867,538	(8,224)
Netflix, Inc.	8,200	627,638	(66,184)
Neustar, Inc.	6,600	230,406	(9,966)
New York Times Co./The	35,700	226,338	52,122
Newfield Exploration Co.	22,800	743,183	(74,915)
News Corp.	53,900	1,070,867	130,564
NIKE, Inc.	4,400	475,860	(89,628)
NiSource, Inc.	2,600	65,177	(827)
Noble Energy, Inc.	4,200	378,546	(22,302)
Nordson Corp.	5,100	261,832	(253)
Norfolk Southern Corp.	1,400	95,746	4,732
Northeast Utilities	500	18,090	1,315
NV Energy, Inc.	19,000	323,758	10,262
NVIDIA Corp.	99,600	1,268,630	107,842
Oceaneering International, Inc.	21,400	1,057,012	(32,808)
OGE Energy Corp.	6,800	365,074	(12,902)
Old Dominion Freight Line, Inc.	15,600	683,436	(8,112)
ON Semiconductor Corp.	37,300	283,853	(19,023)
Oneok, Inc.	2,200	93,775	(693)
Onyx Pharmaceuticals, Inc.	18,000	763,010	433,090
Orbital Sciences Corp.	3,128	38,036	2,377

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Orchard Supply Hardware	99	$188	$5
Owens & Minor, Inc.	700	19,929	1,512
Owens-Illinois, Inc.	72,300	1,582,531	(196,540)
Packaging Corp. of America	1,400	39,662	(126)
Pall Corp.	5,700	328,605	(16,188)
Panera Bread Co.	3,800	584,185	(54,313)
Patriot Coal Corp.	157,400	654,770	(462,742)
Patterson-UTI Energy, Inc.	52,300	825,294	(63,806)
Peabody Energy Corp.	20,500	483,875	18,785
Penn National Gaming, Inc.	1,500	66,255	630
PerkinElmer, Inc.	10,000	270,100	(12,100)
PetSmart, Inc.	1,700	96,169	19,737
Philip Morris International, Inc.	600	51,384	972
Plains Exploration & Production Co.	35,900	1,350,616	(87,654)
PMC - Sierra, Inc.	43,400	282,968	(16,492)
PNC Financial Services Group, Inc.	9,600	620,448	(33,792)
PNM Resources, Inc.	6,000	110,304	6,936
Polaris Industries, Inc.	3,100	240,715	(19,127)
Polycom, Inc.	108,900	1,335,980	(190,352)
Popular, Inc.	45,460	751,026	4,065
Portland General Electric Co.	4,400	109,472	7,832
ProAssurance Corp.	2,200	195,303	695
Protective Life Corp.	42,300	1,148,728	95,315
Public Service Enterprise Group, Inc.	3,000	94,530	2,970
Pulte Group, Inc.	89,200	877,191	77,249
PVH Corp.	8,200	667,398	(29,520)
QEP Resources, Inc.	7,800	234,312	(546)
QLogic Corp.	46,100	703,486	(72,377)
Quest Software, Inc.	27,400	689,658	73,432
RadioShack Corp.	48,900	231,861	(44,085)
RalCorp. Holdings, Inc.	3,700	263,072	(16,134)
Rambus, Inc.	8,100	37,041	9,453
Raytheon Co.	12,400	649,666	52,050
Red Hat, Inc.	18,700	1,080,776	(24,600)
Reinsurance Group of America, Inc.	17,800	942,844	4,294
Reliance Steel & Aluminum Co.	22,500	1,168,836	(32,586)
Reynolds American, Inc.	1,300	52,085	6,246
Riverbed Technology, Inc.	60,900	1,005,687	(22,152)
Rock-Tenn Co.	1,300	72,871	(1,956)
Rockwell Automation, Inc.	5,500	426,525	(63,195)

The accompanying notes are an integral part of these financial statements.	(Continued)

86	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Rockwood Holdings, Inc.	18,000	$926,778	$(128,478)
Ross Stores, Inc.	37,500	2,301,714	40,911
RPC, Inc.	30,050	342,570	14,724
RPM International, Inc.	8,800	233,112	6,248
Ryder System, Inc.	12,300	567,399	(124,476)
Sally Beauty Holdings, Inc.	31,200	831,230	(28,142)
Scripps Networks Interactive, Inc.	2,500	136,624	5,526
SEACOR Holdings, Inc.	10,300	914,331	6,283
Seagate Technology PLC	28,600	899,178	(191,900)
Sealed Air Corp.	11,000	188,354	(18,514)
Sears Holdings Corp.	11,300	618,779	55,831
SEI Investments Co.	10,300	192,399	12,468
Sempra Energy	600	38,514	2,814
Sensata Technologies	1,400	42,714	(5,222)
Service Corp. International	57,500	673,291	37,984
Shaw Group, Inc./The	44,900	1,275,833	(49,614)
Sherwin-Williams Co./The	600	72,961	6,449
Signet Jewelers Ltd.	18,600	852,942	(34,356)
SLM Corp.	30,700	424,890	57,407
SM Energy Co.	8,900	589,358	(152,279)
Smith Corp.	5,400	250,074	13,932
Snap-on, Inc.	8,100	495,882	8,343
Sohu.com, Inc.	11,900	553,215	(21,999)
Solera Holdings, Inc.	1,900	85,685	(6,284)
Sotheby’s	25,300	862,720	(18,712)
Spectra Energy Corp.	500	14,796	(266)
Spirit Aerosystems Holdings, Inc.	400	9,218	314
Sprint Nextel Corp.	341,600	841,484	272,132
SPX Corp.	18,800	1,450,216	(222,200)
Starbucks Corp.	14,100	762,810	(10,998)
State Street Corp.	11,300	486,444	17,988
Steel Dynamics, Inc.	118,300	1,410,210	(20,185)
Superior Energy Services, Inc.	14,900	342,882	(41,455)
SUPERVALU, Inc.	6,200	32,152	(36)
Symantec Corp.	9,700	153,454	(11,737)
Synopsys, Inc.	24,000	698,880	7,440
TE Connectivity Ltd.	36,200	1,210,932	(55,790)
Tech Data Corp.	15,300	786,748	(49,747)
Telephone & Data System	6,300	131,472	2,655
Tellabs, Inc.	402,000	1,546,668	(208,008)
Tenet Healthcare Corp.	117,700	602,293	14,455
Teradata Corp.	15,600	1,128,660	(5,304)
Teradyne, Inc.	1,200	18,804	(1,932)
Thermo Fisher Scientific, Inc.	1,900	95,961	2,668
Thoratec Corp.	37,800	1,226,016	43,308

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
TIBCO Software, Inc.	33,300	$1,052,613	$(56,277)
Time Warner Cable, Inc.	11,400	872,383	63,557
Timken Co.	37,200	1,969,130	(265,742)
TJX Cos, Inc.	10,200	421,121	16,765
Toll Brothers, Inc.	1,400	37,744	3,878
Total System Services, Inc.	15,700	358,249	17,452
Towers Watson & Co.	17,000	1,108,361	(90,061)
Tractor Supply Co.	6,900	667,230	(94,116)
Transdigm, Inc.	4,100	513,509	37,122
Transocean Ltd.	700	28,374	2,937
Travelers Cos, Inc./The	3,200	204,544	(256)
Trimble Navigation Ltd.	2,800	143,584	(14,756)
TRW Automotive Holdings Corp.	7,000	295,635	(38,315)
Tupperware Brands Corp.	21,800	1,266,270	(72,502)
Tutor Perini Corp.	4,700	56,447	3,102
Tyco International Ltd.	17,700	971,938	(36,493)
Tyson Foods, Inc.	39,000	760,176	(25,806)
UGI Corp.	3,300	96,624	495
Ultra Salon, Inc.	18,400	1,565,463	152,729
Unit Corp.	19,400	771,976	(56,310)
United States Steel Corp.	15,600	404,816	(83,456)
United Therapeutics Corp.	4,100	174,651	27,807
Universal Health Services, Inc.	28,800	1,158,189	84,819
Unum Group	22,100	481,338	(58,565)
URS Corp.	11,500	457,355	(56,235)
Valero Energy Corp.	15,800	344,139	37,431
Validus Holding Ltd.	14,700	481,784	(10,943)
VeriSign, Inc.	6,400	259,124	19,724
Verisk Analytics, Inc.	2,500	121,554	1,596
Vertex Pharmaceuticals, Inc.	23,400	1,416,012	(107,484)
Viacom, Inc.	6,200	293,606	(2,082)
WABCO Holdings, Inc.	29,100	1,663,922	(123,659)
Wabtec Corp.	4,800	356,047	18,401
Walter Energy, Inc.	29,200	1,770,594	(481,122)
Warnaco Group, Inc./The	8,500	388,843	(26,913)
Warner Chilcott PLC	44,000	911,501	(123,021)
Washington Post Co./The	100	33,893	3,489
Waters Corp.	6,600	554,693	(30,191)
Watson Pharmaceuticals, Inc.	23,700	1,714,255	39,308
Weatherford International Ltd.	23,400	299,425	(3,883)
Webster Financial Corp.	7,100	150,009	3,777
Wells Fargo & Co.	3,500	111,075	5,965
Werner Enterprises, Inc.	3,700	87,727	666
Western Digital Corp.	81,400	3,097,139	(616,067)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	87

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WGL Holdings, Inc.	900	$35,298	$477
Whirlpool Corp.	3,600	221,084	(908)
Whiting Petroleum Corp.	18,900	924,560	(147,392)
Whole Foods Market, Inc.	1,200	105,720	8,664
Williams-Sonoma, Inc.	26,800	994,296	(57,100)
Wolverine World Wide, Inc.	6,900	292,008	(24,426)
WR Grace & Co.	20,200	1,192,030	(172,940)
Wyndham Worldwide Corp.	26,300	1,333,733	53,329
Wynn Resorts Ltd.	2,700	311,499	(31,455)
Xcel Energy, Inc.	5,100	140,771	4,120
Yahoo!, Inc.	68,800	1,054,123	34,981
Yum! Brands, Inc.	3,500	246,540	(21,070)

			(7,867,184)

Total Long Positions			(8,112,397)

Short Positions

United States
3M Co.	(4,900)	(427,623)	(11,417)
Abbott Laboratories	(13,400)	(824,569)	(39,329)
Abercrombie & Fitch Co.	(17,500)	(811,360)	213,910
ACME Packet, Inc.	(24,700)	(588,817)	128,162
Activision Blizzard, Inc.	(14,500)	(181,261)	7,406
Actuant Corp.	(41,700)	(1,097,509)	(35,063)
Acuity Brands, Inc.	(19,700)	(1,068,238)	65,311
Adobe Systems, Inc.	(21,800)	(707,136)	1,470
ADTRAN, Inc.	(54,900)	(1,669,909)	12,478
Advanced Micro Device	(67,100)	(460,306)	75,823
Aflac, Inc.	(5,100)	(218,127)	918
Air Products & Chemicals, Inc.	(3,800)	(317,008)	10,234
Alcoa, Inc.	(188,400)	(1,715,712)	67,212
Alere, Inc.	(24,300)	(489,741)	17,349
Allegheny Technologies, Inc.	(27,800)	(1,107,424)	220,882
Alliance Data Systems Corp.	(9,900)	(1,236,260)	(100,240)
Allscripts Healthcare	(700)	(7,574)	(77)
Allstate Corp.	(2,800)	(96,068)	(2,184)
Altria Group, Inc.	(5,300)	(168,275)	(14,840)
Amazon.com, Inc.	(5,700)	(1,274,188)	(27,407)
Ameren Corp.	(500)	(16,265)	(505)
American Express Co.	(10,100)	(600,546)	12,625
American Water Works Co., Inc.	(400)	(13,612)	(100)
AMERIGROUP Corp.	(25,300)	(1,544,074)	(123,449)
AMETEK, Inc.	(2,000)	(100,201)	381
Amgen, Inc.	(6,000)	(417,720)	(20,520)
Amphenol Corp.	(6,400)	(348,933)	(2,555)
Amylin Pharmaceutical	(23,500)	(600,904)	(62,501)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Anixter International, Inc.	(12,500)	$(811,756)	$148,631
ANSYS, Inc.	(4,200)	(258,698)	(6,364)
Apache Corp.	(1,500)	(130,755)	(1,080)
Apollo Group, Inc.	(3,200)	(101,504)	(14,304)
Apple, Inc.	(1,700)	(967,606)	(25,194)
Arch Coal, Inc.	(347,100)	(2,838,913)	447,394
Arris Group, Inc.	(6,700)	(84,050)	(9,147)
Arthur J. & Gallager Corp.	(2,800)	(100,828)	2,632
Aruba Networks, Inc.	(110,400)	(1,831,032)	169,512
Ashland, Inc.	(17,700)	(1,172,095)	(54,692)
athenahealth, Inc.	(2,600)	(184,808)	(21,034)
Atwood Oceanics, Inc.	(17,800)	(725,650)	52,098
Autoliv, Inc.	(2,900)	(172,699)	14,185
Autonation, Inc.	(7,300)	(256,136)	(1,408)
Avery Dennison Corp.	(33,500)	(1,026,972)	111,082
Baker Hughes, Inc.	(33,900)	(1,407,870)	14,580
Ball Corp.	(1,300)	(52,439)	(926)
Bally Technologies, Inc.	(22,400)	(1,044,835)	(349)
Bank of America Corp	(165,200)	(1,227,796)	(123,540)
Bank of Hawaii	(4,300)	(209,643)	12,058
Bank of New York Mellon Corp./The	(50,600)	(1,119,567)	8,897
Barnes Group, Inc.	(12,900)	(323,790)	10,449
Baytex Energy Corp.	(200)	(8,720)	298
BB&T Corp.	(20,600)	(643,462)	7,952
Beam, Inc.	(2,700)	(157,761)	(10,962)
Becton Dickinson	(2,500)	(190,050)	3,175
Bemis Co., Inc.	(7,200)	(224,535)	(1,113)
Berry Petroleum Co.	(18,200)	(752,656)	30,844
Best Buy Co., Inc.	(69,100)	(1,378,330)	(70,006)
Bill Barrett Corp.	(63,800)	(1,524,846)	158,250
BioMarin Pharmaceutical, Inc.	(41,600)	(1,537,348)	(109,180)
Black Hills Corp.	(23,300)	(756,761)	7,200
BlackRock, Inc.	(1,600)	(284,084)	12,372
BorgWarner, Inc.	(14,000)	(1,081,297)	163,037
Boston Scientific Corp.	(111,400)	(688,601)	56,963
Brinker International, Inc.	(5,300)	(164,512)	(4,399)
Bristol-Myers Squibb Co.	(31,600)	(1,036,796)	(99,224)
Bristow Group, Inc.	(2,600)	(122,304)	16,562
Brookdale Senior Living	(25,600)	(438,955)	(15,189)
CA, Inc.	(8,700)	(223,772)	(11,911)
Cablevision Systems Corp.	(21,800)	(271,425)	(18,297)
CACI International, Inc.	(600)	(29,058)	(3,954)
Calpine Corp.	(21,100)	(382,347)	33,986
Campbell Soup Co.	(12,700)	(421,226)	(2,700)
CarMax, Inc.	(67,000)	(1,963,508)	225,528
Carnival Corp.	(23,000)	(723,345)	(64,865)
Casey’s General Stores, Inc.	(1,700)	(100,980)	697

The accompanying notes are an integral part of these financial statements.	(Continued)

88	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cash America International, Inc.	(19,200)	$(863,142)	$17,574
Caterpillar, Inc.	(13,100)	(1,256,255)	143,934
Cavium, Inc.	(40,800)	(1,010,543)	(131,857)
Celgene Corp.	(3,000)	(211,260)	18,780
Centene Corp.	(6,300)	(231,106)	41,098
CenturyLink, Inc.	(11,600)	(442,192)	(15,892)
Cepheid, Inc.	(5,600)	(210,206)	(40,394)
Cerner Corp.	(8,700)	(685,246)	(33,896)
CH Robinson Worldwide, Inc.	(10,200)	(612,993)	15,987
Charles Schwab Corp./The	(199,400)	(2,577,850)	(392)
Chart Industries, Inc.	(2,600)	(165,133)	(13,643)
Cheesecake Factory, Inc.	(11,000)	(352,498)	938
Chemed Corp.	(900)	(51,582)	(2,814)
Chesapeake Energy Corp.	(66,900)	(1,167,844)	(76,496)
Chevron Corp.	(3,100)	(315,518)	(11,532)
Childrens Place Retail Stores, Inc./The	(24,800)	(1,125,530)	(110,254)
Chipotle Mexican Grill, Inc.	(2,100)	(844,684)	46,789
Ciena Corp.	(202,400)	(2,552,579)	(760,709)
Cimarex Energy Co.	(900)	(59,229)	9,621
Cinncinnati Financial Corp.	(47,400)	(1,692,805)	(111,713)
Cintas Corp.	(5,000)	(192,800)	(250)
City National Corp.	(4,600)	(236,025)	12,557
Cliffs Natural Resources, Inc.	(20,900)	(1,135,432)	105,271
Clorox Co.	(900)	(61,524)	(3,690)
CMS Energy Corp.	(8,600)	(193,242)	(8,858)
Coca-Cola Co./The	(14,700)	(1,128,666)	(20,727)
Comcast Corp.	(14,000)	(408,380)	(39,200)
Comerica, Inc.	(36,600)	(1,142,269)	18,283
Community Health Systems, Inc.	(24,200)	(562,200)	(116,126)
Compass Minerals International, Inc.	(1,100)	(84,722)	814
Concho Resources, Inc.	(5,300)	(479,921)	28,785
Concur Technologies, Inc.	(31,500)	(1,967,690)	(177,460)
ConocoPhillips	(10,800)	(577,476)	(26,028)
Consol Energy, Inc.	(32,000)	(1,006,093)	38,413
Consolidated Edison, Inc.	(200)	(11,894)	(544)
Continental Resources, Inc.	(6,400)	(469,054)	42,686
Cooper Industries PLC	(5,200)	(341,484)	(13,052)
Core Laboratories NV	(3,600)	(492,586)	75,346
Corning, Inc.	(3,200)	(42,507)	1,131
Cree, Inc.	(89,200)	(2,845,299)	555,535

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Crown Castle International Corp.	(4,300)	$(237,807)	$(14,431)
Cubist Pharmaceutical Co.	(11,200)	(461,780)	37,188
Cullen Frost Bankers	(5,200)	(301,602)	2,654
CVS Caremark Corp.	(12,400)	(560,785)	(18,667)
Cymer, Inc.	(1,600)	(82,976)	(11,344)
Dana Holding Corp.	(108,600)	(1,474,278)	83,112
Danaher Corp.	(12,500)	(670,044)	19,044
Darden Restaurants, Inc.	(9,200)	(463,250)	(2,546)
Deckers Outdoor Corp.	(26,000)	(1,360,754)	216,494
Deere & Co.	(5,500)	(434,775)	(10,010)
DENTSPLY International, Inc.	(18,300)	(710,184)	18,261
Diamond Offshore Drill	(15,000)	(954,596)	67,646
Dick’s Sporting Goods, Inc.	(4,600)	(219,690)	(1,110)
Discovery Communications, Inc.	(15,500)	(782,361)	(54,639)
Dominion Resources, Inc.	(9,600)	(496,636)	(21,764)
Dow Chemical Co./The	(77,500)	(2,486,051)	44,801
DR Horton, Inc.	(25,800)	(444,534)	(29,670)
DreamWorks Animation SKG, Inc.	(500)	(8,773)	(757)
Dril-Quip, Inc.	(900)	(56,318)	(2,713)
Eagle Materials, Inc.	(28,600)	(1,021,259)	(46,665)
Ecolab, Inc.	(11,900)	(768,707)	(46,800)
Edwards Lifesciences Corp.	(900)	(75,337)	(17,633)
EI du Pont de Nemours & Co.	(19,000)	(989,710)	28,880
Eli Lilly & Co.	(9,600)	(396,480)	(15,456)
EMC Corp.	(33,400)	(917,005)	60,963
Emerson Electric Co.	(15,400)	(741,418)	24,086
Energizer Holdings, Inc.	(1,500)	(111,210)	(1,665)
Energy XXI, Inc.	(1,700)	(55,648)	2,455
Enerplus Corp.	(5,900)	(91,911)	15,978
EOG Resources, Inc.	(3,100)	(325,181)	45,840
Equinix, Inc.	(12,800)	(2,035,517)	(212,803)
Estee Lauder Cos., Inc./The	(1,900)	(112,518)	9,690
Esterline Technologies Corp.	(1,800)	(113,814)	1,584
EXCO Resources, Inc.	(6,100)	(44,796)	(1,503)
Exelon Corp.	(17,000)	(651,440)	11,900
Expedia, Inc.	(13,900)	(590,518)	(77,655)
Express Scripts PLC	(25,500)	(1,374,450)	(49,215)
Exxon Mobil Corp.	(14,800)	(1,232,988)	(33,448)
Factset Research Systems, Inc.	(7,100)	(744,980)	85,106
Fairchild Semiconductor Co.	(5,200)	(70,116)	(3,204)
Fastenal Co.	(40,500)	(1,753,286)	120,731

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	89

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FedEx Corp.	(1,600)	$(139,408)	$(7,168)
Fidelity National Information Services, Inc.	(3,400)	(109,616)	(6,256)
Finisar Corp.	(87,800)	(1,249,919)	(63,569)
First Horizon National Corp.	(71,400)	(632,765)	15,155
First Solar, Inc.	(38,100)	(498,207)	(75,579)
FirstMerit Corp.	(14,000)	(234,074)	2,794
FLIR Systems, Inc.	(50,600)	(1,088,418)	101,718
Flowers Foods, Inc.	(13,100)	(260,035)	(44,278)
FMC Technologies, Inc.	(7,900)	(343,158)	33,241
Forest City Enterprises, Inc.	(120,400)	(1,792,281)	34,441
Franklin Resources, Inc.	(4,500)	(510,639)	11,184
FTI Consulting, Inc.	(25,100)	(801,207)	79,582
Gannett Co., Inc.	(97,000)	(1,315,882)	(112,928)
Gap, Inc./The	(66,900)	(1,864,602)	34,218
GATX Corp.	(19,500)	(793,065)	42,315
General Electric Co.	(91,400)	(1,728,374)	(176,402)
General Mills, Inc.	(5,300)	(206,223)	1,961
Genesee & Wyoming, Inc.	(6,700)	(362,009)	7,981
Gentex Corp.	(23,300)	(527,022)	40,751
Geo Group, Inc./The	(26,000)	(585,114)	(5,606)
Gilead Sciences, Inc.	(10,500)	(540,366)	1,926
Glacier BanCorp., Inc.	(1,845)	(26,845)	(1,734)
Goldman Sachs Group, Inc./The	(14,900)	(1,598,621)	170,307
Great Plains Energy, Inc.	(4,600)	(91,310)	(7,176)
Green Mountain Coffee Roasters, Inc.	(72,100)	(1,847,386)	277,048
Greenhill & Co., Inc.	(24,100)	(850,775)	(8,390)
H&R Block, Inc.	(71,400)	(1,037,981)	(102,991)
H.J. Heinz Co.	(7,400)	(399,156)	(3,256)
Hain Celestial Group, Inc./The	(2,600)	(139,616)	(3,488)
Hancock Holding Co.	(2,500)	(79,175)	3,075
Hanesbrands, Inc.	(34,500)	(924,333)	(32,352)
Harley-Davidson, Inc.	(13,500)	(674,346)	56,991
Harris Corp.	(57,300)	(2,365,336)	(32,669)
Harsco Corp.	(7,100)	(138,871)	(5,827)
Hartford Financial Services Group, Inc.	(33,000)	(628,447)	46,657
HealthSouth Corp.	(2,000)	(41,019)	(5,501)
Helmerich & Payne, Inc.	(6,900)	(324,231)	24,219
Hertz Global Holdings, Inc.	(146,600)	(2,157,636)	281,156
Hewlett-Packard Co.	(49,400)	(1,149,251)	155,817
Hexcel Corp.	(36,400)	(974,638)	35,882
Hologic, Inc.	(2,800)	(47,628)	(2,884)
Home Depot, Inc.	(33,700)	(1,688,707)	(97,056)
Honeywell International, Inc.	(800)	(46,696)	2,024

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hospira, Inc.	(43,700)	$(1,474,720)	$(53,906)
Hudson City BanCorp., Inc.	(113,700)	(749,185)	24,916
Huntsman Corp.	(13,600)	(194,334)	18,350
IDEX Corp.	(6,300)	(260,535)	14,961
IDEXX Laboratories, Inc.	(900)	(79,157)	(7,360)
Illinois Tool Works, Inc.	(14,000)	(780,870)	40,410
Intel Corp.	(41,000)	(1,114,790)	22,140
InterDigital, Inc.	(2,900)	(71,257)	(14,322)
International Flavors & Fragrances, Inc.	(900)	(52,069)	2,749
International Paper Co.	(19,900)	(623,865)	48,556
Interoil Corp.	(5,900)	(343,970)	(67,260)
Intersil Corp.	(10,200)	(108,859)	229
Intrepid Potash, Inc.	(56,000)	(1,173,649)	(100,911)
Intuit, Inc.	(3,200)	(180,219)	(9,701)
IPG Photonics Corp.	(6,000)	(275,177)	13,637
Iron Mountain, Inc.	(28,200)	(871,742)	(57,730)
ITC Holdings Corp.	(1,500)	(107,594)	4,229
Jack Henry & Associates, Inc.	(5,000)	(165,305)	(7,295)
Jarden Corp.	(6,900)	(281,034)	(8,904)
JB Hunt Transport Services, Inc.	(7,500)	(414,050)	(32,950)
JC Penney Co., Inc.	(41,800)	(1,269,889)	295,531
Jefferies Group, Inc.	(44,500)	(636,793)	58,738
JetBlue Airways Corp.	(158,800)	(752,750)	(88,890)
Johnson & Johnson	(5,300)	(340,684)	(17,384)
Johnson Controls, Inc.	(50,600)	(1,600,113)	197,987
Joy Global, Inc.	(100)	(6,468)	795
JPMorgan Chase & Co.	(6,900)	(280,416)	33,879
Juniper Networks, Inc.	(29,100)	(512,753)	38,132
Kellogg Co.	(10,200)	(517,810)	14,644
Kimberly-Clark Corp.	(500)	(39,770)	(2,115)
Kirby Corp.	(10,500)	(655,336)	160,996
Knight Transportation, Inc.	(23,200)	(380,048)	9,080
Kohl’s Corp.	(15,800)	(780,737)	61,995
Kraft Foods, Inc.	(4,200)	(163,254)	1,050
L-3 Communications Holdings, Inc.	(700)	(49,322)	(2,485)
Laboratory Corp. of America Holdings	(5,800)	(497,300)	(39,838)
Lam Research Corp.	(9,100)	(372,266)	28,832
Lamar Advertising Co.	(43,800)	(1,163,462)	(89,218)
Leap Wireless International, Inc.	(204,900)	(1,169,172)	(148,335)
Legg Mason, Inc.	(46,500)	(1,103,251)	(122,954)
Leggett & Platt, Inc.	(36,000)	(744,277)	(16,403)
Lender Processing Services, Inc.	(28,900)	(702,904)	(27,688)
Lennar Corp.	(65,100)	(1,883,049)	(129,192)
Lennox International, Inc.	(2,900)	(124,618)	(10,609)

The accompanying notes are an integral part of these financial statements.	(Continued)

90	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Leucadia National Corp.	(3,200)	$(70,924)	$2,860
Liberty Global, Inc.	(2,900)	(138,583)	(5,344)
Life Time Fitness, Inc.	(33,600)	(1,479,424)	(83,312)
LifePoint Hospitals, Inc.	(7,600)	(279,452)	(31,996)
Lincoln National Corp.	(31,500)	(721,035)	32,130
Linear Technology Corp.	(2,500)	(77,175)	(1,150)
Lockheed Martin Corp.	(6,800)	(584,460)	(7,684)
Lowe’s Cos, Inc.	(24,400)	(739,613)	45,677
Ltd. Brands, Inc.	(30,700)	(1,487,358)	181,687
Lufkin Industries, Inc.	(12,900)	(883,584)	182,856
Lululemon Athletica, Inc.	(19,100)	(1,408,004)	269,071
M&T Bank Corp.	(4,500)	(379,039)	7,474
Manitowoc Co., Inc./The	(25,300)	(284,682)	(11,328)
Markel Corp.	(700)	(307,197)	(1,993)
Marriott International, Inc.	(28,900)	(1,132,302)	(578)
Martin Marietta Materials, Inc.	(18,800)	(1,432,532)	(49,284)
Masco Corp.	(80,200)	(1,114,355)	1,981
Masimo Corp.	(13,600)	(278,392)	(25,976)
McCormick & Co., Inc.	(2,200)	(123,915)	(9,515)
McDonald’s Corp.	(2,000)	(183,860)	6,800
McMoRan Exploration Co.	(5,200)	(47,635)	(18,249)
MDU Resources Group, Inc.	(1,100)	(25,117)	1,346
Medicis Pharmaceutical Corp.	(5,900)	(221,197)	19,712
Mednax, Inc.	(6,000)	(399,564)	(11,676)
Medtronic, Inc.	(11,500)	(437,345)	(8,050)
MEMC Electronic Materials, Inc.	(34,800)	(113,100)	37,584
Men’s Wearhouse, Inc./The	(13,500)	(489,415)	109,525
Merck & Co., Inc.	(31,800)	(1,211,262)	(116,388)
MetLife, Inc.	(38,800)	(1,316,096)	119,116
Mettler-Toledo International, Inc.	(1,800)	(298,036)	17,506
MGM Resorts International	(26,100)	(296,990)	5,714
Micro Devices, Inc.	(52,100)	(202,768)	(18,657)
Microchip Technology	(14,100)	(446,241)	(20,187)
Micron Technology, Inc.	(368,200)	(2,271,401)	(51,941)
Microsoft Corp.	(6,400)	(196,864)	1,088
Monster Worldwide, Inc.	(20,300)	(176,017)	3,467
Mosaic Co./The	(8,600)	(422,400)	(48,536)
MSC Industrial Direct Co., Inc.	(600)	(43,734)	4,404
Mylan, Inc.	(83,300)	(1,729,175)	(50,946)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
National Oilwell Varco, Inc.	(2,300)	$(155,848)	$7,636
NetApp, Inc.	(19,200)	(722,227)	111,283
Newell Rubbermaid, Inc.	(16,900)	(308,749)	2,183
NextEra Energy, Inc.	(8,600)	(551,690)	(40,076)
NII Holdings, Inc.	(48,500)	(574,935)	78,780
Noble Corp.	(46,200)	(1,587,754)	84,868
Nordstrom, Inc.	(2,800)	(144,463)	5,331
Northern Trust Corp.	(5,700)	(255,665)	(6,649)
Northrop Grumman Corp.	(3,400)	(206,312)	(10,574)
NRG Energy, Inc.	(52,800)	(826,969)	(89,639)
Nu Skin Enterprises	(5,500)	(233,761)	(24,189)
Nuance Communications, Inc.	(58,100)	(1,315,637)	(68,305)
Nucor Corp.	(38,300)	(1,423,448)	(28,122)
Occidental Petroleum Corp.	(800)	(67,424)	(1,192)
Oil States International, Inc.	(800)	(58,258)	5,298
Old Republic International Corp.	(157,800)	(1,503,834)	195,672
Olin Corp.	(3,500)	(66,778)	(6,337)
Omnicare, Inc.	(12,200)	(406,233)	25,227
Omnicom Group, Inc.	(5,200)	(262,517)	9,797
Oracle Corp.	(8,500)	(236,130)	(16,320)
O’Reilly Automotive, Inc.	(6,500)	(652,312)	107,807
Oshkosh Corp.	(12,000)	(265,254)	13,854
Owens Corning	(46,100)	(1,509,491)	193,797
PACCAR, Inc.	(2,300)	(93,104)	2,967
Parametric Technology	(24,800)	(509,960)	(9,848)
Parker Hannifin Corp.	(900)	(73,363)	4,171
Patterson Cos, Inc.	(1,700)	(57,273)	(1,326)
Paychex, Inc.	(2,300)	(69,048)	(3,195)
Penn West Petroleum Corp.	(20,500)	(298,912)	24,417
Penske Automotive Group, Inc.	(38,900)	(997,763)	171,527
Pentair, Inc.	(18,700)	(784,036)	68,200
Pepco Holdings, Inc.	(4,900)	(92,414)	(3,479)
PepsiCo, Inc.	(6,500)	(428,610)	(30,680)
Perrigo Co.	(4,600)	(462,869)	(79,609)
Pfizer, Inc.	(83,500)	(1,874,575)	(45,925)
PG&E Corp.	(1,500)	(66,165)	(1,740)
Pioneer Natural Resources Co.	(13,600)	(1,366,369)	166,713
Pitney Bowes, Inc.	(66,800)	(1,018,700)	18,704
Plantronics, Inc.	(9,200)	(289,984)	(17,296)
Polypore International	(6,500)	(244,618)	(17,917)
PPG Industries, Inc.	(2,900)	(307,226)	(522)
PPL Corp.	(3,200)	(87,825)	(1,167)
Praxair, Inc.	(7,300)	(819,297)	25,568

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	91

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Precision Castparts Corp.	(1,200)	$(203,088)	$5,700
priceline.com, Inc.	(2,300)	(1,616,245)	87,849
Principal Financial Group, Inc.	(15,400)	(391,314)	(12,628)
Procter & Gamble Co.	(3,600)	(229,212)	8,712
Progressive Corp./The	(44,300)	(972,972)	50,203
Prosperity Bancshares, Inc.	(3,200)	(145,071)	10,575
Prudential Financial, Inc.	(5,200)	(265,512)	13,676
PSS World Medical, Inc.	(11,500)	(266,943)	25,558
QUALCOMM, Inc.	(17,000)	(1,053,398)	106,838
Quality Systems, Inc.	(12,100)	(381,887)	49,016
Quanta Services, Inc.	(1,400)	(32,354)	(1,344)
Quest Diagnostics, Inc.	(5,400)	(307,517)	(15,943)
Questar Corp.	(4,000)	(78,615)	(4,825)
Quicksilver Resources, Inc.	(40,000)	(178,240)	(38,560)
Rackspace Hosting, Inc.	(22,200)	(1,142,849)	167,381
Ralph Lauren Corp.	(1,100)	(177,034)	22,968
Range Resources Corp.	(11,100)	(706,759)	20,002
Regal Entertainment Group	(6,700)	(96,453)	4,261
Regal-Beloit Corp.	(3,100)	(190,867)	(2,139)
Regions Financial Corp.	(200)	(1,312)	(38)
Renaissance Re Holdings, Inc.	(900)	(71,154)	2,745
Rent-A-Center, Inc.	(15,900)	(533,478)	(2,988)
Republic Services, Inc.	(1,700)	(44,215)	(767)
ResMed, Inc.	(17,500)	(586,267)	40,267
Robert Half International, Inc.	(17,100)	(490,941)	2,394
Rockwell Collins, Inc.	(5,300)	(281,271)	19,716
Roper Industries, Inc.	(10,300)	(1,039,218)	23,844
Rosetta Resources, Inc.	(6,600)	(274,679)	32,855
Rovi Corp.	(17,400)	(458,121)	116,733
Rowan Co.	(20,300)	(616,198)	(40,101)
Safeway, Inc.	(36,000)	(686,560)	33,160
SAIC, Inc.	(700)	(7,804)	(680)
Saks, Inc.	(25,000)	(258,339)	(7,911)
Salesforce.com, Inc.	(22,900)	(3,341,793)	175,639
Salix Pharmaceutical Corp.	(21,000)	(1,074,119)	(69,121)
Sanderson Farms, Inc.	(10,200)	(527,952)	60,588
SanDisk Corp.	(65,300)	(2,341,142)	(41,002)
SandRidge Energy, Inc.	(151,700)	(1,059,112)	44,239
SBA Communications Corp.	(7,300)	(387,322)	(29,143)
SCANA Corp.	(1,200)	(54,972)	(2,436)
Schlumberger Ltd.	(12,900)	(898,356)	61,017
Schnitzer Steel Industries, Inc.	(15,500)	(558,318)	124,008

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Scotts Miracle-Gro Co.	(5,000)	$(230,659)	$25,059
Signature Bank Co.	(900)	(56,403)	1,530
Silicon Laboratories, Inc.	(8,000)	(274,640)	(28,560)
Skyworks Solutions, Inc.	(2,600)	(64,777)	(6,385)
Smithfield Foods, Inc.	(57,600)	(1,168,207)	(77,681)
Sonoco Products Co.	(400)	(12,968)	908
Southern Co.	(13,600)	(617,032)	(12,648)
Southwest Airlines Co.	(28,900)	(234,740)	(31,718)
Southwestern Energy Co.	(23,200)	(685,347)	(55,429)
St. Jude Medical, Inc.	(9,000)	(354,430)	(4,760)
Stanley Black & Decker, Inc.	(10,300)	(724,669)	61,761
Staples, Inc.	(40,700)	(538,656)	7,521
Starwood Hotels & Resorts Worldwide, Inc.	(5,800)	(330,832)	23,200
Stericycle, Inc.	(2,700)	(224,613)	(22,896)
STERIS Corp.	(11,100)	(333,081)	(15,126)
Stifel Financial Corp.	(9,200)	(308,229)	23,949
Strayer Education, Inc.	(300)	(27,385)	(5,321)
Stryker Corp.	(700)	(37,275)	(1,295)
SunTrust Banks, Inc.	(28,200)	(650,804)	(32,482)
SVB Financial Group	(8,800)	(546,721)	29,985
Swift Energy Co.	(6,900)	(156,825)	28,416
Synovus Financial Corp.	(1,019,000)	(2,058,854)	41,234
Sysco Corp.	(18,200)	(503,773)	(38,769)
T Rowe Price Group, Inc.	(23,600)	(1,409,583)	(76,273)
Take-Two Interactive Software, Inc.	(15,800)	(199,554)	50,086
Target Corp.	(5,000)	(276,400)	(14,550)
TCF Financial Corp.	(46,700)	(565,292)	29,176
TECO Energy, Inc.	(700)	(12,445)	(197)
Teleflex, Inc.	(600)	(36,852)	306
Tempur Pedic Co.	(16,100)	(757,310)	380,731
Tenneco, Inc.	(2,000)	(57,300)	3,660
Terex Corp.	(32,500)	(663,248)	83,773
Tesoro Corp.	(14,200)	(315,950)	(38,482)
Texas Instruments, Inc.	(29,300)	(896,525)	55,908
Textron, Inc.	(28,500)	(689,415)	(19,380)
Tidewater, Inc.	(14,000)	(700,280)	51,240
Tiffany & Co.	(19,200)	(1,223,714)	207,074
Time Warner, Inc.	(16,600)	(591,624)	(47,476)
Titanium Metals Corp.	(34,600)	(468,138)	76,812
Torchmark Corp.	(1,100)	(52,371)	(3,234)
TreeHouse Foods, Inc.	(12,800)	(740,288)	(57,024)

The accompanying notes are an integral part of these financial statements.	(Continued)

92	AQR Funds	Semi-Annual Report	June 2012

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Trinity Industries, Inc.	(2,600)	$(70,798)	$5,850
Triumph Group, Inc.	(21,700)	(1,354,379)	133,320
Ultra Petroleum Corp.	(12,100)	(255,292)	(23,855)
Under Armour, Inc.	(20,500)	(1,927,888)	(8,952)
Union Pacific Corp.	(2,900)	(324,481)	(21,518)
United Continental Holdings, Inc.	(21,700)	(509,299)	(18,662)
United Natural Foods, Inc.	(3,000)	(149,730)	(14,850)
United Parcel Service, Inc.	(10,800)	(833,090)	(17,518)
United Technologies Corp.	(1,700)	(130,917)	2,516
UnitedHealth Group, Inc.	(17,500)	(966,666)	(57,084)
Universal Corp.	(700)	(31,962)	(469)
Urban Outfitters, Inc.	(78,000)	(2,166,155)	14,135
US BanCorp.	(2,000)	(62,940)	(1,380)
Vail Resorts, Inc.	(16,700)	(731,301)	(105,035)
Valley National Bancorp.	(11,600)	(132,734)	9,774
Valmont Industries, Inc.	(400)	(46,591)	(1,797)
Valspar Corp.	(1,300)	(67,132)	(1,105)
ValueClick, Inc.	(19,300)	(335,434)	19,107
Varian Medical Systems, Inc.	(1,900)	(117,021)	1,558
VCA Antech, Inc.	(25,700)	(576,712)	11,826
Vectren Corp.	(400)	(11,600)	(208)
Verizon Communications, Inc.	(1,200)	(48,300)	(5,028)
VF Corp.	(100)	(13,997)	652
Virgin Media, Inc.	(66,800)	(1,498,341)	(130,911)
Viropharma, Inc.	(13,500)	(271,156)	(48,794)
Visa, Inc.	(11,700)	(1,373,702)	(72,769)
Vishay Intertechnology, Inc.	(3,800)	(40,545)	4,711
Volcano Corp.	(16,400)	(478,388)	8,528
Waddell & Reed Financial, Inc.	(16,400)	(496,209)	(383)
Walgreen Co.	(11,900)	(403,032)	51,030
Wal-Mart Stores, Inc.	(17,200)	(1,015,316)	(183,868)
Walt Disney Co./The	(4,700)	(211,594)	(16,356)
Waste Management, Inc.	(11,900)	(402,101)	4,641

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Watsco, Inc.	(12,100)	$(896,495)	$3,515
Weight Watchers International, Inc.	(1,400)	(78,783)	6,599
WellPoint, Inc.	(5,200)	(342,004)	10,296
Wendy’s Company/The	(32,300)	(145,375)	(7,081)
WESCO International, Inc.	(15,100)	(935,665)	66,660
Westar Energy, Inc.	(3,900)	(111,033)	(5,772)
Western Union Co./The	(66,900)	(1,151,631)	25,035
Williams Cos, Inc./The	(6,600)	(208,862)	18,650
Windstream Corp.	(16,900)	(182,074)	18,820
WMS Industries, Inc.	(21,500)	(484,180)	55,255
Woodward, Inc.	(15,700)	(618,106)	(1,102)
World Fuel Services	(1,300)	(48,696)	(743)
Worthington Industries, Inc.	(21,300)	(368,903)	(67,108)
WR Berkley Corp.	(7,700)	(295,895)	(3,789)
WW Grainger, Inc.	(100)	(19,179)	55
Xerox Corp.	(44,800)	(342,272)	(10,304)
Xilinx, Inc.	(18,800)	(631,495)	379
Zimmer Holdings, Inc.	(1,900)	(117,952)	(4,332)
Zions BanCorp.	(111,000)	(2,183,143)	27,523

Total Short Positions			4,414,491

Total of Long and Short Positions of Portfolio Swap			(3,697,906)

Net Cash and Other Receivables (b)			(1,637,069)

Swaps, at Value			$(5,334,975)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund pledged as collateral to the broker in the amount of $4,080,053.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	93

Consolidated Schedule of Investments	June 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	07/24/2013 -08/08/2013	$39,345

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2012.

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Positions

Canada
Astral Media, Inc.	29,449	CAD	1,404,144	$8,575
Progress Energy Resources Corp.	36,004		710,245	(492)
Saskatchewan Wheat Pool	162,180		2,545,807	26,835
TMX Group, Inc.	28,669		1,323,736	(17,144)
Transglobe Apartment REIT	42,415		592,444	1,225

				18,999

Netherlands
TNT Express	177,420	EUR	2,038,562	42,656

United States
Abovenet, Inc.	27,304		$2,270,874	22,662
Ariba, Inc.	29,082		1,295,927	5,784
Avon Products, Inc.	15,065		325,404	(81,200)
Catalyst Health Solutions, Inc.	37,030		3,216,643	243,440
Collective Brands, Inc.	95,341		2,030,982	11,222
Cooper Industries PLC	77,098		5,392,512	(135,970)
CVR Energy, Inc.	4,900		148,813	(18,571)
Dollar Thrifty Automotive Group, Inc.	9,104		732,872	4,188
Elster Group SE	30,553		619,920	306
Energy Group, Inc.	19,253		1,258,566	6,163
Gen-Probe, Inc.	52,982		4,298,503	56,617
Goodrich Corp.	26,666		3,329,688	54,227
Hughes Telematics, Inc.	51,388		607,962	6,125
Interline Brands, Inc.	9,012		225,879	52
Knology, Inc.	88,991		1,731,886	18,567
P.F Chang’s China Bistro	46,114		2,361,973	11,514
Pep Boys-Manny Moe & Poe	74,036		872,144	(139,188)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Progress Energy, Inc.	111,678	$6,104,320	$615,346
Solutia, Inc.	166,815	4,638,054	41,106
Standard Microsystems PLC	24,820	906,848	8,762
Venoco, Inc.	187,754	2,023,878	(144,460)

			586,692

Total Long Positions			648,347

Short Positions

United States
Duke Energy Corp.	(293,794)	(6,345,950)	(428,939)
Eastman Chemical Co.	(20,405)	(1,020,296)	(7,504)
Eaton Corp.	(60,782)	(2,546,591)	137,800
Hertz Global Holdings, Inc.	(7,858)	(117,084)	16,502
SXC Health Solutions Corp.	(24,229)	(2,202,093)	(201,667)

Total Short Positions			(483,808)

Total of Long and Short Positions of Portfolio Swap			164,539

Net Cash and Other Receivables (b)			(125,194)

Swaps, at Value			$39,345

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Additional collateral for this position held with Morgan Stanley is included in the collateral noted in the other Morgan Stanley total return basket swap.

The accompanying notes are an integral part of these financial statements.	(Continued)

94	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR MOMENTUM FUND

COMMON STOCKS - 99.3%	SHARES	VALUE (Note 3)
Consumer Discretionary - 19.5%
Advance Auto Parts, Inc.	2,300	$156,906
Amazon.com, Inc. †	11,100	2,534,685
Apollo Group, Inc., Class A †	8,300	300,377
AutoNation, Inc. †(a)	14,700	518,616
AutoZone, Inc. †	4,000	1,468,680
Bed Bath & Beyond, Inc. †	18,700	1,155,660
Big Lots, Inc. †(a)	7,800	318,162
BorgWarner, Inc. †(a)	8,700	570,633
Brinker International, Inc. (a)	12,400	395,188
Buckle, Inc./The (a)	7,400	292,818
Carter’s, Inc. †	7,700	405,020
CBS Corp., Class B	59,300	1,943,854
Chipotle Mexican Grill, Inc. †	4,400	1,671,780
Cinemark Holdings, Inc.	15,800	361,030
Clear Channel Outdoor Holdings, Inc., Class A †(a)	9,300	55,986
Coach, Inc.	21,707	1,269,425
Comcast Corp., Class A	122,800	3,925,916
Deckers Outdoor Corp. †(a)	5,600	246,456
Dick’s Sporting Goods, Inc.	4,600	220,800
Dillard’s, Inc., Class A	10,500	668,640
Discovery Communications, Inc., Class A †	11,366	613,764
DISH Network Corp., Class A	29,800	850,790
Dollar General Corp. †	29,000	1,577,310
Dollar Tree, Inc. †	38,400	2,065,920
Domino’s Pizza, Inc.	10,800	333,828
DR Horton, Inc. (a)	27,300	501,774
DSW, Inc., Class A	6,600	359,040
Expedia, Inc.	26,200	1,259,434
Family Dollar Stores, Inc.	4,900	325,752
Foot Locker, Inc.	7,900	241,582
Fossil, Inc. †(a)	6,900	528,126
Gap, Inc./The	16,200	443,232
Gentex Corp. (a)	13,000	271,310
Genuine Parts Co.	16,500	994,125
H&R Block, Inc. (a)	25,400	405,892
Harley-Davidson, Inc.	13,200	603,636
Hasbro, Inc. (a)	3,200	108,384
Home Depot, Inc./The	100,000	5,299,000
HSN, Inc.	8,000	322,800
Hyatt Hotels Corp., Class A †	10,100	375,316
JC Penney Co., Inc. (a)	22,800	531,468
Las Vegas Sands Corp.	51,400	2,235,386
Lennar Corp., Class A (a)	32,000	989,120
Liberty Global, Inc., Class A †	4,300	213,409
Liberty Media Corp. - Liberty Capital, Class A †	6,300	553,833
LKQ Corp. †	10,700	357,380
Lowe’s Cos., Inc.	43,600	1,239,984
Ltd. Brands, Inc.	29,600	1,258,888
Macy’s, Inc.	44,800	1,538,880
Mattel, Inc.	33,000	1,070,520
McDonald’s Corp.	57,600	5,099,328
McGraw-Hill Cos., Inc./The	24,400	1,098,000
News Corp., Class A	93,900	2,093,031
NIKE, Inc., Class B	30,400	2,668,512
Nordstrom, Inc.	11,100	551,559

	SHARES	VALUE (Note 3)
Consumer Discretionary - 19.5% (continued)
O’Reilly Automotive, Inc. †	12,400	$1,038,748
Panera Bread Co., Class A †	2,400	334,656
PetSmart, Inc.	9,200	627,256
Polaris Industries, Inc.	10,200	729,096
priceline.com, Inc. †	4,126	2,741,810
PVH Corp.	4,900	381,171
Ralph Lauren Corp.	8,000	1,120,480
Rent-A-Center, Inc.	8,000	269,920
Ross Stores, Inc.	24,800	1,549,256
Sally Beauty Holdings, Inc. †	22,600	581,724
Signet Jewelers Ltd. (Bermuda) (a)	3,900	171,639
Sirius XM Radio, Inc. †(a)	348,900	645,465
Six Flags Entertainment Corp.	7,600	411,768
Starbucks Corp.	65,734	3,504,937
Target Corp.	15,400	896,126
Tempur-Pedic International, Inc. †(a)	16,100	376,579
Tenneco, Inc. †	3,100	83,142
Tiffany & Co.	5,500	291,225
Time Warner Cable, Inc.	6,400	525,440
Time Warner, Inc.	22,200	854,700
TJX Cos., Inc.	63,000	2,704,590
Tractor Supply Co.	8,000	664,480
Tupperware Brands Corp.	4,600	251,896
Ulta Salon Cosmetics & Fragrance, Inc.	8,300	775,054
Under Armour, Inc., Class A †(a)	6,900	651,912
VF Corp.	13,800	1,841,610
Viacom, Inc., Class B	13,100	615,962
WABCO Holdings, Inc. †	2,900	153,497
Walt Disney Co./The	9,300	451,050
Weight Watchers International, Inc.	8,600	443,416
Wolverine World Wide, Inc.	8,400	325,752
Wyndham Worldwide Corp.	17,100	901,854
Wynn Resorts Ltd.	3,900	404,508
Yum! Brands, Inc.	26,800	1,726,456

		86,508,120

Consumer Staples - 13.7%
Altria Group, Inc.	101,800	3,517,190
Beam, Inc.	5,400	337,446
Brown-Forman Corp., Class B	3,800	368,030
Casey’s General Stores, Inc.	5,900	348,041
Church & Dwight Co., Inc. (a)	12,500	693,375
Coca-Cola Co./The	72,300	5,653,137
Coca-Cola Enterprises, Inc.	6,823	191,317
Colgate-Palmolive Co.	31,500	3,279,150
ConAgra Foods, Inc.	20,200	523,786
Costco Wholesale Corp.	23,100	2,194,500
CVS Caremark Corp.	73,400	3,429,982
Darling International, Inc. †	15,500	255,595
DE Master Blenders 1753 NV (Netherlands) †(2)	44,800	505,147
Estee Lauder Cos., Inc./The, Class A	32,300	1,748,076
General Mills, Inc.	7,400	285,196
Herbalife Ltd. (Cayman Islands) (a)	12,700	613,791
Hershey Co./The	21,600	1,555,848
Hillshire Brands Co.	8,960	259,750
HJ Heinz Co.	13,300	723,254

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	95

Schedule of Investments	June 30, 2012 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 13.7% (Continued)
Hormel Foods Corp. (a)	19,500	$593,190
Ingredion, Inc.	4,600	227,792
JM Smucker Co./The	6,800	513,536
Kimberly-Clark Corp.	26,700	2,236,659
Kraft Foods, Inc., Class A	96,700	3,734,554
Lorillard, Inc.	11,600	1,530,620
McCormick & Co., Inc. (a)	3,300	200,145
Mead Johnson Nutrition Co.	13,100	1,054,681
Monster Beverage Corp. †	24,600	1,751,520
Nu Skin Enterprises, Inc., Class A (a)	5,900	276,710
Philip Morris International, Inc.	88,800	7,748,688
Pricesmart, Inc.	7,900	533,329
Procter & Gamble Co./The	2,400	147,000
Reynolds American, Inc.	38,200	1,714,034
Smithfield Foods, Inc. †	14,000	302,820
Sysco Corp. (a)	13,700	408,397
TreeHouse Foods, Inc. †	4,700	292,763
Tyson Foods, Inc., Class A	22,700	427,441
Wal-Mart Stores, Inc.	130,300	9,084,516
Whole Foods Market, Inc.	15,000	1,429,800

		60,690,806

Energy - 2.7%
Atwood Oceanics, Inc. †	7,100	268,664
Berry Petroleum Co., Class A (a)	3,600	142,776
Cabot Oil & Gas Corp.	20,800	819,520
CARBO Ceramics, Inc. (a)	3,900	299,247
Cheniere Energy, Inc. †	24,100	355,234
Cobalt International Energy, Inc. †	29,800	700,300
Concho Resources, Inc. †	1,100	93,632
Continental Resources, Inc. †(a)	9,100	606,242
Dresser-Rand Group, Inc. †	3,600	160,344
Energen Corp.	2,800	126,364
Energy XXI Bermuda Ltd. (Bermuda) (a)	4,500	140,805
EQT Corp.	4,900	262,787
Golar LNG Ltd. (Bermuda)	10,300	388,310
HollyFrontier Corp.	18,200	644,826
Key Energy Services, Inc. †(a)	18,800	142,880
Kinder Morgan, Inc.	41,700	1,343,574
Lufkin Industries, Inc. (a)	1,900	103,208
Oceaneering International, Inc.	7,300	349,378
Oil States International, Inc. †	2,600	172,120
Pioneer Natural Resources Co.	4,300	379,303
Rosetta Resources, Inc. †(a)	10,000	366,400
Seadrill Ltd. (Norway)	12,400	440,448
SM Energy Co.	8,300	407,613
Spectra Energy Corp.	28,100	816,586
Tesoro Corp. †	20,700	516,672
Tidewater, Inc.	2,900	134,444
Williams Cos., Inc./The	44,200	1,273,844
World Fuel Services Corp.	7,000	266,210
WPX Energy, Inc. †	10,366	167,722

		11,889,453

Financials - 10.7%
American Campus Communities, Inc. REIT	7,300	328,354
American Capital Ltd. †	17,800	179,246
American Express Co.	70,000	4,074,700

	SHARES	VALUE (Note 3)
Financials - 10.7% (continued)
American Financial Group, Inc.	8,200	$321,686
American International Group, Inc. †	38,900	1,248,301
American Tower Corp. REIT	12,000	838,920
Aon PLC (United Kingdom)	11,400	533,292
Arch Capital Group Ltd. (Bermuda) †	13,000	515,970
AvalonBay Communities, Inc. REIT	7,300	1,032,804
BB&T Corp.	30,100	928,585
BGC Partners, Inc., Class A	14,300	83,941
Boston Properties, Inc. REIT	10,900	1,181,233
Camden Property Trust REIT	3,800	257,146
Capital One Financial Corp.	5,400	295,164
Capitol Federal Financial, Inc.	26,600	316,008
Chubb Corp./The	23,600	1,718,552
Cincinnati Financial Corp.	12,300	468,261
Digital Realty Trust, Inc. REIT	10,100	758,207
Discover Financial Services	39,000	1,348,620
Douglas Emmett, Inc. REIT	8,500	196,350
Equity Residential REIT	13,200	823,152
Erie Indemnity Co., Class A (a)	2,000	143,220
Essex Property Trust, Inc. REIT (a)	1,800	277,056
Extra Space Storage, Inc. REIT	11,900	364,140
Fidelity National Financial, Inc., Class A	21,800	419,868
Fifth Third Bancorp	32,200	431,480
General Growth Properties, Inc. REIT	33,000	596,970
HCP, Inc. REIT	28,800	1,271,520
Health Care REIT, Inc. REIT	15,300	891,990
Leucadia National Corp.	7,700	163,779
Macerich Co./The REIT	7,100	419,255
Marsh & McLennan Cos., Inc.	39,900	1,285,977
Mid-America Apartment Communities, Inc. REIT	1,800	122,832
Moody’s Corp. (a)	18,400	672,520
NASDAQ OMX Group, Inc./The	5,000	113,350
Post Properties, Inc. REIT	5,900	288,805
Prologis, Inc. REIT	8,130	270,160
Public Storage REIT	17,600	2,541,616
Rayonier, Inc. REIT	13,850	621,865
RenaissanceRe Holdings Ltd. (Bermuda)	4,100	311,641
Rouse Properties, Inc. REIT †	303	4,105
Signature Bank †	5,800	353,626
Simon Property Group, Inc. REIT	24,500	3,813,670
SL Green Realty Corp. REIT	1,200	96,288
Taubman Centers, Inc. REIT	6,500	501,540
Travelers Cos., Inc./The	6,900	440,496
UDR, Inc. REIT	7,900	204,136
US Bancorp	127,300	4,093,968
Weingarten Realty Investors REIT	5,400	142,236
Wells Fargo & Co.	253,900	8,490,416
Weyerhaeuser Co. REIT	7,100	158,756
WR Berkley Corp.	13,700	533,204

		47,488,977

Health Care - 12.9%
Abbott Laboratories	74,300	4,790,121
Aetna, Inc.	12,300	476,871
Alexion Pharmaceuticals, Inc. †	20,300	2,015,790
Allergan, Inc.	22,800	2,110,596
AMERIGROUP Corp. †(a)	5,100	336,141

The accompanying notes are an integral part of these financial statements.	(Continued)

96	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 12.9% (continued)
AmerisourceBergen Corp.	3,100	$121,985
Amgen, Inc.	43,900	3,206,456
Amylin Pharmaceuticals, Inc. †(a)	17,100	482,733
Ariad Pharmaceuticals, Inc. †	25,500	438,855
athenahealth, Inc. †(a)	6,800	538,356
Biogen Idec, Inc. †	21,700	3,133,046
BioMarin Pharmaceutical, Inc. †	13,400	530,372
Bristol-Myers Squibb Co.	101,200	3,638,140
Cardinal Health, Inc.	12,000	504,000
Celgene Corp. †	26,400	1,693,824
Cepheid, Inc. †(a)	11,200	501,200
Cerner Corp. †	15,500	1,281,230
Cigna Corp.	3,200	140,800
Cooper Cos., Inc./The	1,500	119,640
Coventry Health Care, Inc.	8,000	254,320
Cubist Pharmaceuticals, Inc. †(a)	8,600	326,026
Eli Lilly & Co.	52,100	2,235,611
Gilead Sciences, Inc. †	28,000	1,435,840
Henry Schein, Inc. †	4,600	361,054
Hill-Rom Holdings, Inc.	3,500	107,975
HMS Holdings Corp. †	5,700	189,867
Humana, Inc.	7,600	588,544
IDEXX Laboratories, Inc. †(a)	4,000	384,520
Intuitive Surgical, Inc. †	3,500	1,938,265
Jazz Pharmaceuticals PLC (Ireland) †(a)	8,000	360,080
Johnson & Johnson	8,700	587,772
McKesson Corp.	2,900	271,875
Medicis Pharmaceutical Corp., Class A	9,100	310,765
Medivation, Inc. †	5,600	511,840
Merck & Co., Inc.	138,600	5,786,550
Omnicare, Inc.	8,700	271,701
Onyx Pharmaceuticals, Inc. †	7,100	471,795
Perrigo Co.	9,300	1,096,749
Pfizer, Inc.	211,700	4,869,100
Questcor Pharmaceuticals, Inc. †(a)	15,400	819,896
Regeneron Pharmaceuticals, Inc. †	11,900	1,359,218
SXC Health Solutions Corp. †	5,900	585,339
UnitedHealth Group, Inc.	56,000	3,276,000
Vertex Pharmaceuticals, Inc. †	13,300	743,736
ViroPharma, Inc. †(a)	10,700	253,590
Vivus, Inc. †	18,000	513,720
Watson Pharmaceuticals, Inc. †	5,900	436,541
WellCare Health Plans, Inc. †	10,500	556,500
WellPoint, Inc.	800	51,032

		57,015,977

Industrials - 5.4%
Acacia Research Corp. †(a)	8,700	323,988
ACCO Brands Corp. †(a)	1,715	17,733
Acuity Brands, Inc.	2,600	132,366
Alaska Air Group, Inc. †	7,800	280,020
Amerco, Inc.	1,900	170,943
AMETEK, Inc.	4,600	229,586
Chart Industries, Inc. †	5,200	357,552
Clean Harbors, Inc. †	4,800	270,816
Copa Holdings SA, Class A	5,000	412,400
Copart, Inc. †	14,400	341,136
Cummins, Inc.	11,700	1,133,847

	SHARES	VALUE (Note 3)
Industrials - 5.4% (continued)
Delta Air Lines, Inc. †	40,700	$445,665
Dollar Thrifty Automotive Group, Inc. †	4,300	348,128
Donaldson Co., Inc.	8,800	293,656
Fastenal Co. (a)	33,500	1,350,385
Fluor Corp.	2,700	133,218
Fortune Brands Home & Security, Inc. †	5,400	120,258
Gardner Denver, Inc.	2,100	111,111
Genesee & Wyoming, Inc., Class A †	2,300	121,532
Hexcel Corp. †(a)	15,700	404,903
Hubbell, Inc., Class B	3,700	288,378
IHS, Inc., Class A †	4,100	441,693
Iron Mountain, Inc.	17,400	573,504
JB Hunt Transport Services, Inc.	14,400	858,240
Kansas City Southern	7,900	549,524
KBR, Inc.	3,900	96,369
Kennametal, Inc.	7,500	248,625
Kirby Corp. †	4,600	216,568
Lockheed Martin Corp.	15,100	1,314,908
Mueller Industries, Inc.	6,500	276,835
Nordson Corp.	3,200	164,128
Norfolk Southern Corp.	7,400	531,098
Old Dominion Freight Line, Inc. †	7,400	320,346
Pall Corp.	7,000	383,670
Polypore International, Inc. †(a)	10,200	411,978
Precision Castparts Corp.	10,200	1,677,798
Robbins & Myers, Inc.	6,700	280,194
SPX Corp.	4,900	320,068
Stericycle, Inc. †	7,700	705,859
Timken Co.	3,700	169,423
Towers Watson & Co., Class A	5,000	299,500
TransDigm Group, Inc. †	4,900	658,070
Triumph Group, Inc.	6,300	354,501
Union Pacific Corp.	14,800	1,765,788
United Parcel Service, Inc., Class B	7,200	567,072
United Rentals, Inc. †(a)	9,800	333,592
Verisk Analytics, Inc., Class A †	8,300	408,858
Wabtec Corp.	4,400	343,244
Waste Connections, Inc.	8,300	248,336
Werner Enterprises, Inc. (a)	10,900	260,401
Woodward, Inc.	3,200	126,208
WW Grainger, Inc.	9,500	1,816,780

		24,010,799

Information Technology - 24.7%
Acme Packet, Inc. †(a)	6,600	123,090
Activision Blizzard, Inc. (a)	34,500	413,655
Alliance Data Systems Corp. †(a)	4,600	621,000
ANSYS, Inc. †	5,600	353,416
Apple, Inc. †	49,200	28,732,800
Arrow Electronics, Inc. †	8,600	282,166
Automatic Data Processing, Inc.	28,400	1,580,744
Broadcom Corp., Class A †	13,200	446,160
CA, Inc.	16,500	446,985
Cadence Design Systems, Inc. †(a)	23,600	259,364
Cisco Systems, Inc.	223,600	3,839,212
Citrix Systems, Inc. †	1,300	109,122
Cypress Semiconductor Corp. †	6,900	91,218
Dell, Inc. †(a)	11,000	137,720

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	97

Schedule of Investments	June 30, 2012 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Information Technology - 24.7% (continued)
eBay, Inc. †	43,900	$1,844,239
Electronic Arts, Inc. †	30,800	380,380
Equinix, Inc. †	5,800	1,018,770
F5 Networks, Inc. †	6,500	647,140
FactSet Research Systems, Inc. (a)	1,300	120,822
Fairchild Semiconductor International, Inc. †(a)	7,700	108,570
Fortinet, Inc. †	19,300	448,146
Gartner, Inc. †	6,200	266,910
Google, Inc., Class A †	15,300	8,875,071
IAC/InterActiveCorp	16,100	734,160
Informatica Corp. †	2,300	97,428
Intel Corp.	287,900	7,672,535
InterDigital, Inc. (a)	6,200	182,962
International Business Machines Corp.	63,100	12,341,098
Intuit, Inc.	8,200	486,670
IPG Photonics Corp. †(a)	3,700	161,283
Jabil Circuit, Inc.	15,000	304,950
Jack Henry & Associates, Inc.	8,800	303,776
KLA-Tencor Corp.	11,300	556,525
Mastercard, Inc., Class A	8,100	3,483,891
Maxim Integrated Products, Inc.	21,200	543,568
Microsoft Corp.	452,800	13,851,152
Molex, Inc. (a)	9,000	215,460
Motorola Solutions, Inc.	19,400	933,334
NCR Corp. †	8,300	188,659
NetSuite, Inc. †(a)	8,500	465,545
NeuStar, Inc., Class A †	8,700	290,580
Nuance Communications, Inc. †(a)	23,600	562,152
Oracle Corp.	3,800	112,860
Polycom, Inc. †	7,200	75,744
QUALCOMM, Inc.	40,800	2,271,744
Rackspace Hosting, Inc. †(a)	18,800	826,072
Red Hat, Inc. †	7,400	417,952
Riverbed Technology, Inc. †	4,500	72,675
Salesforce.com, Inc. †	3,000	414,780
SolarWinds, Inc. †	12,600	548,856
Solera Holdings, Inc.	5,700	238,203
Teradata Corp. †	14,100	1,015,341
TIBCO Software, Inc. †	20,000	598,400
Total System Services, Inc.	15,100	361,343
Trimble Navigation Ltd. †	3,400	156,434
Universal Display Corp. †(a)	8,600	309,084
VeriFone Systems, Inc. †(a)	8,300	274,647
VeriSign, Inc. †	10,500	457,485
Visa, Inc., Class A	39,900	4,932,837
Vishay Intertechnology, Inc. †(a)	8,200	77,326
VMware, Inc., Class A †	18,500	1,684,240
Xilinx, Inc.	9,300	312,201
Zebra Technologies Corp., Class A †	3,200	109,952

		109,790,604

Materials - 2.5%
Airgas, Inc.	4,900	411,649
Albemarle Corp.	4,000	238,560
Allied Nevada Gold Corp. †(a)	15,600	442,728
Ashland, Inc.	6,600	457,446

	SHARES	VALUE (Note 3)
Materials - 2.5% (continued)
Ball Corp.	5,200	$213,460
Carpenter Technology Corp.	5,700	272,688
Celanese Corp., Series A	7,000	242,340
CF Industries Holdings, Inc.	4,400	852,456
Eastman Chemical Co.	2,500	125,925
Ecolab, Inc.	18,600	1,274,658
FMC Corp.	8,000	427,840
International Flavors & Fragrances, Inc.	6,500	356,200
International Paper Co.	23,200	670,712
MeadWestvaco Corp. (a)	5,200	149,500
Monsanto Co.	19,000	1,572,820
NewMarket Corp. (a)	1,600	346,560
Praxair, Inc.	6,900	750,237
Rockwood Holdings, Inc.	5,700	252,795
Royal Gold, Inc. (a)	4,300	337,120
Sherwin-Williams Co./The	12,800	1,694,080
SunCoke Energy, Inc. †(a)	2,334	34,193
WR Grace & Co. †	3,700	186,665

		11,310,632

Telecommunication Services - 1.7%
AT&T, Inc. (a)	77,200	2,752,952
Crown Castle International Corp. †	15,200	891,632
Level 3 Communications, Inc. †(a)	21,386	473,700
Verizon Communications, Inc.	76,300	3,390,772

		7,509,056

Utilities - 5.5%
AGL Resources, Inc.	7,100	275,125
Alliant Energy Corp.	7,000	318,990
Ameren Corp.	10,100	338,754
American Electric Power Co., Inc.	24,600	981,540
American Water Works Co., Inc.	20,500	702,740
Atmos Energy Corp.	9,100	319,137
Calpine Corp. †	27,100	447,421
CenterPoint Energy, Inc.	46,900	969,423
Cleco Corp. (a)	8,100	338,823
CMS Energy Corp.	14,000	329,000
Consolidated Edison, Inc.	36,300	2,257,497
Dominion Resources, Inc.	36,500	1,971,000
DTE Energy Co.	16,600	984,878
Duke Energy Corp. (a)	81,300	1,874,778
Edison International	16,900	780,780
FirstEnergy Corp.	24,700	1,214,993
Hawaiian Electric Industries, Inc. (a)	11,500	327,980
ITC Holdings Corp. (a)	7,500	516,825
National Fuel Gas Co.	5,400	253,692
NextEra Energy, Inc.	14,000	963,340
NiSource, Inc. (a)	25,700	636,075
Northeast Utilities	14,800	574,388
OGE Energy Corp.	7,300	378,067
ONEOK, Inc.	22,400	947,744
Pinnacle West Capital Corp.	7,600	393,224
Portland General Electric Co.	12,000	319,920
Questar Corp.	15,300	319,158
Sempra Energy	6,900	475,272
Southern Co.	49,400	2,287,220
UIL Holdings Corp.	7,700	276,122

The accompanying notes are an integral part of these financial statements.	(Continued)

98	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Utilities - 5.5% (continued)
WGL Holdings, Inc.	6,900	$274,275
Wisconsin Energy Corp.	8,700	344,259
Xcel Energy, Inc.	30,600	869,346

		24,261,786

TOTAL COMMON STOCKS (cost $393,806,084)		440,476,210

MONEY MARKET FUNDS - 0.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund -
Institutional Shares, 0.000% (2)(b) (cost $2,381,524)	2,381,524	2,381,524

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 1.7%
J.P. Morgan Prime Money Market Fund -
Capital Shares, 0.170% (2)(b)(c) (cost $7,396,301)	7,396,301	7,396,301

TOTAL INVESTMENTS - 101.5% (cost $403,583,909)		450,254,035

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5%) (d)		(6,754,059)

NET ASSETS - 100.0%		$443,499,976

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $7,216,245; cash collateral of $7,396,301 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of June 30, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at June 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION
Long Contracts:
31	S&P 500 E-Mini Futures	September 21, 2012	$2,062,919	$2,102,420	$39,501

Cash held as collateral with broker for futures contracts was $121,809 at June 30, 2012.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	99

Schedule of Investments	June 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

COMMON STOCKS - 99.6%	SHARES	VALUE (Note 3)
Consumer Discretionary - 15.4%
A. H. Belo Corp., Class A	3,400	$13,668
Aeropostale, Inc. †	12,500	222,875
AFC Enterprises, Inc. †(a)	5,000	115,700
America’s Car-Mart, Inc. †	3,100	120,435
Amerigon, Inc. †	8,800	101,112
Ameristar Casinos, Inc.	3,700	65,749
Arctic Cat, Inc. †	10,100	369,256
Asbury Automotive Group, Inc. †	17,000	402,730
Ascent Capital Group, Inc., Class A †	4,800	248,400
Bally Technologies, Inc. †	2,500	116,650
bebe stores, inc.	15,100	88,637
BJ’s Restaurants, Inc. †(a)	6,100	231,800
Black Diamond, Inc. †	2,900	27,405
Blyth, Inc.	6,800	235,008
Bob Evans Farms, Inc.	9,000	361,800
Body Central Corp. †(a)	8,000	72,000
Bridgepoint Education, Inc. †(a)	5,100	111,180
Buffalo Wild Wings, Inc. †	5,700	493,848
Build-A-Bear Workshop, Inc. †	3,600	17,208
Cabela’s, Inc. †	2,400	90,744
Caribou Coffee Co., Inc. †	18,300	236,253
Carrols Restaurant Group, Inc. †	5,800	34,452
Cavco Industries, Inc. †	1,300	66,664
Churchill Downs, Inc.	3,600	211,644
Collective Brands, Inc. †	11,500	246,330
Collectors Universe	5,900	86,612
Conn’s, Inc. †	19,600	290,080
Core-Mark Holding Co., Inc.	2,900	139,606
Cracker Barrel Old Country Store, Inc.	6,300	395,640
CSS Industries, Inc.	2,600	53,430
Delta Apparel, Inc. †	2,300	31,418
Denny’s Corp. †	18,100	80,364
Domino’s Pizza, Inc.	4,500	139,095
Dorman Products, Inc. †	4,664	117,020
Drew Industries, Inc. †	2,600	72,410
Einstein Noah Restaurant Group, Inc.	3,600	63,216
Ethan Allen Interiors, Inc.	4,400	87,692
Fiesta Restaurant Group, Inc. †	5,800	76,734
Fifth & Pacific Cos., Inc. †	45,200	484,996
Finish Line, Inc./The, Class A	5,500	115,005
Fisher Communications, Inc. †	2,300	68,793
Fred’s, Inc., Class A (a)	7,400	113,146
Geeknet, Inc. †	1,800	35,676
Genesco, Inc. †	7,400	445,110
Global Sources Ltd. (Bermuda) †	2,900	19,140
Grand Canyon Education, Inc. †(a)	13,300	278,502
Group 1 Automotive, Inc. (a)	7,700	351,197
Helen of Troy Ltd. (Bermuda) †	7,100	240,619
Hibbett Sports, Inc. †	8,400	484,764
Hot Topic, Inc.	24,900	241,281
Interval Leisure Group, Inc.	6,500	123,565
Jack in the Box, Inc. †	5,300	147,764
Kenneth Cole Productions, Inc., Class A †	1,900	28,595
Kingold Jewelry, Inc. (China) †	9,300	15,810
Kona Grill, Inc. †	3,200	28,864
Krispy Kreme Doughnuts, Inc. †	14,300	91,377
La-Z-Boy, Inc. †	21,300	261,777

	SHARES	VALUE (Note 3)
Consumer Discretionary - 15.4% (continued)
LeapFrog Enterprises, Inc. †	28,600	$293,436
Libbey, Inc. †	4,300	66,091
Lions Gate Entertainment Corp. †	5,400	79,596
Lithia Motors, Inc., Class A (a)	7,300	168,265
Lumber Liquidators Holdings, Inc. †	4,100	138,539
Martha Stewart Living Omnimedia, Class A	6,100	20,740
MDC Holdings, Inc.	8,700	284,229
Men’s Wearhouse, Inc./The	800	22,512
Meritage Homes Corp. †	9,000	305,460
Monro Muffler Brake, Inc.	10,500	349,020
Motorcar Parts of America, Inc. †(a)	4,400	19,756
Movado Group, Inc.	6,900	172,638
Multimedia Games Holding Co., Inc. †	17,500	245,000
Nexstar Broadcasting Group, Inc., Class A †	2,900	19,546
Oxford Industries, Inc.	4,300	192,210
Papa John’s International, Inc. †	7,200	342,504
Peet’s Coffee & Tea, Inc. †	6,200	372,248
Penske Automotive Group, Inc. (a)	3,700	78,588
Pier 1 Imports, Inc.	38,600	634,198
Pool Corp.	12,800	517,888
Red Robin Gourmet Burgers, Inc. †	5,500	167,805
Regis Corp.	14,500	260,420
RG Barry Corp.	2,800	38,052
Ruth’s Hospitality Group, Inc. †	11,400	75,240
Ryland Group, Inc./The (a)	17,000	434,860
Saga Communications, Inc., Class A †	300	11,133
Scholastic Corp.	8,700	244,992
Scientific Games Corp., Class A †	6,900	58,995
Select Comfort Corp. †	28,200	589,944
Shoe Carnival, Inc.	4,200	90,258
Shuffle Master, Inc. †	18,300	252,540
Sinclair Broadcast Group, Inc., Class A	6,800	61,608
Smith & Wesson Holding Corp. †	31,000	257,610
Sonic Automotive, Inc., Class A	11,200	153,104
Standard Motor Products, Inc.	7,000	98,560
Standard Pacific Corp. †(a)	88,600	548,434
Steiner Leisure Ltd. †	1,700	78,897
Steinway Musical Instruments, Inc. †	3,500	85,750
Steven Madden Ltd. †	3,236	102,743
Stewart Enterprises, Inc., Class A (a)	15,600	111,384
Sturm, Ruger & Co., Inc.	13,200	529,980
Systemax, Inc. †	3,200	37,824
Town Sports International Holdings, Inc. †	13,300	176,757
True Religion Apparel, Inc.	2,800	81,144
Unifi, Inc. †	3,700	41,921
Vitamin Shoppe, Inc. †(a)	6,900	379,017
VOXX International Corp. †(a)	6,800	63,376
Winmark Corp.	600	35,130
ZAGG, Inc. †	10,000	109,100
Zale Corp. †	14,700	39,543
Zumiez, Inc. †	8,400	332,640

		19,382,071

Consumer Staples - 4.8%
Andersons, Inc./The	3,300	140,778
B&G Foods, Inc.	14,200	377,720

The accompanying notes are an integral part of these financial statements.	(Continued)

100	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 4.8% (continued)
Boston Beer Co., Inc./The, Class A †(a)	3,400	$411,400
Calavo Growers, Inc.	4,000	102,320
Cal-Maine Foods, Inc.	8,400	328,440
Coca-Cola Bottling Co. Consolidated	1,200	77,136
Craft Brew Alliance, Inc. †	4,500	36,810
Cyanotech Corp. †	1,300	8,996
Elizabeth Arden, Inc. †	9,300	360,933
Hain Celestial Group, Inc./The †	10,900	599,936
Ingles Markets, Inc., Class A	2,200	35,266
J&J Snack Foods Corp.	4,700	277,770
Lancaster Colony Corp. (a)	4,300	306,203
Limoneira Co.	1,600	25,952
National Beverage Corp. †	3,200	47,808
Omega Protein Corp. †	13,000	95,680
Pizza Inn Holdings, Inc. †	12,000	32,400
Revlon, Inc., Class A †	3,200	45,536
Rite Aid Corp. †	230,800	323,120
Sanderson Farms, Inc.	6,000	274,920
Smart Balance, Inc. †(a)	21,200	199,068
Snyders-Lance, Inc.	16,700	421,341
Spartan Stores, Inc.	6,500	117,845
Spectrum Brands Holdings, Inc. †	3,700	120,509
Star Scientific, Inc. †(a)	24,100	109,896
Susser Holdings Corp. †	9,000	334,530
Universal Corp.	3,000	138,990
Vector Group Ltd.	19,000	323,380
WD-40 Co.	5,800	288,898
Weis Markets, Inc.	2,000	89,040

		6,052,621

Energy - 4.0%
Adams Resources & Energy, Inc.	700	29,344
Alon USA Energy, Inc.	14,500	122,670
Approach Resources, Inc. †	8,100	206,874
Cheniere Energy, Inc. †	3,800	56,012
Clean Energy Fuels Corp. †(a)	28,600	443,300
Crosstex Energy, Inc.	12,400	173,600
Dawson Geophysical Co. †	3,100	73,842
Delek US Holdings, Inc.	16,700	293,753
Double Eagle Petroleum Co. †	9,500	41,610
Enbridge Energy Management LLC †	4,802	153,520
Evolution Petroleum Corp. †	10,800	90,072
Gulf Island Fabrication, Inc.	3,100	87,451
Gulfmark Offshore, Inc., Class A †	5,100	173,604
Halcon Resources Corp. †	38,700	365,328
Helix Energy Solutions Group, Inc. †	7,800	127,998
Hornbeck Offshore Services, Inc. †(a)	11,900	461,482
Miller Energy Resources, Inc. †(a)	5,300	26,500
Mitcham Industries, Inc. †	5,800	98,426
OYO Geospace Corp. †	1,100	98,989
Panhandle Oil and Gas, Inc., Class A	1,300	39,182
Parker Drilling Co. †	29,100	131,241
PHI, Inc. †	1,900	52,839
Rentech, Inc. †	52,300	107,738
REX American Resources Corp. †	4,500	87,840
Royale Energy, Inc. †	18,600	58,590
SemGroup Corp., Class A †	6,100	194,773
Targa Resources Corp.	11,400	486,780

	SHARES	VALUE (Note 3)
Energy - 4.0% (continued)
TGC Industries, Inc. †	5,250	$50,977
Union Drilling, Inc. †	10,600	47,488
Uranerz Energy Corp. †(a)	14,800	21,460
VAALCO Energy, Inc. †	13,800	119,094
Western Refining, Inc.	21,100	469,897

		4,992,274

Financials - 22.8%
1st Source Corp.	4,400	99,440
Acadia Realty Trust REIT	8,500	197,030
Agree Realty Corp. REIT	2,100	46,473
American Safety Insurance Holdings Ltd. †	1,900	35,625
Ameris Bancorp †	5,701	71,833
AMERISAFE, Inc. †	4,000	103,800
Amtrust Financial Services, Inc. (a)	18,300	543,693
Arlington Asset Investment Corp., Class A	2,800	60,788
Associated Estates Realty Corp. REIT	21,500	321,425
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	16,700	357,881
Bancorp, Inc. †	2,800	26,460
BancorpSouth, Inc.	8,700	126,324
Bank of Marin Bancorp	1,200	44,412
Bank of the Ozarks, Inc.	17,000	511,360
Banner Corp.	6,300	138,033
BBCN Bancorp, Inc. †	10,700	116,523
Beneficial Mutual Bancorp, Inc. †	2,600	22,438
Berkshire Hills Bancorp, Inc.	5,000	110,000
BofI Holding, Inc. †	3,800	75,088
Boston Private Financial Holdings, Inc.	32,500	290,225
Bryn Mawr Bank Corp.	2,400	50,568
Cardinal Financial Corp.	6,300	77,364
Chemical Financial Corp.	1,500	32,250
Citizens & Northern Corp.	4,300	81,915
Citizens Republic Bancorp, Inc. †	24,900	426,537
Citizens, Inc. †	7,900	77,025
City Holding Co.	1,300	43,797
CNB Financial Corp.	1,800	29,358
Cohen & Steers, Inc. (a)	7,800	269,178
Colonial Properties Trust REIT	25,100	555,714
Columbia Banking System, Inc.	11,600	218,312
Community Bank System, Inc.	17,900	485,448
Community Trust Bancorp, Inc.	3,300	110,517
Coresite Realty Corp. REIT	9,200	237,544
Crawford & Co., Class B (a)	6,200	25,358
Credit Acceptance Corp. †	400	33,772
CubeSmart REIT (a)	32,500	379,275
CVB Financial Corp.	44,400	517,260
DCT Industrial Trust, Inc. REIT	52,000	327,600
Diamond Hill Investment Group, Inc.	500	39,145
DuPont Fabros Technology, Inc. REIT (a)	7,000	199,920
Eagle Bancorp, Inc. †	5,400	85,050
EastGroup Properties, Inc. REIT	8,600	458,380
Education Realty Trust, Inc. REIT	33,700	373,396
eHealth, Inc. †	4,600	74,106
Employers Holdings, Inc.	3,300	59,532
Enstar Group Ltd. (Bermuda) †	2,500	247,350
Enterprise Financial Services Corp.	4,200	46,032

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	101

Schedule of Investments	June 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Financials - 22.8% (continued)
Epoch Holding Corp.	5,200	$118,456
ESB Financial Corp.	1,600	21,120
FBL Financial Group, Inc., Class A	7,100	198,871
Federal Agricultural Mortgage Corp., Class C	7,100	186,233
Financial Engines, Inc. †(a)	1,600	34,320
First Busey Corp. (a)	11,700	56,511
First Cash Financial Services, Inc. †	4,500	180,765
First Defiance Financial Corp.	1,400	23,968
First Financial Bancorp	14,400	230,112
First Financial Bankshares, Inc.	4,400	152,064
First Financial Corp.	2,700	78,300
First Industrial Realty Trust, Inc. REIT †	17,600	222,112
First Interstate Bancsystem, Inc.	1,400	19,936
First Merchants Corp.	9,200	114,632
FNB Corp.	50,400	547,848
Fox Chase Bancorp, Inc.	3,300	47,652
GAMCO Investors, Inc., Class A	1,600	71,024
German American Bancorp, Inc.	1,900	38,950
Glacier Bancorp, Inc.	8,200	127,018
Gladstone Capital Corp.	7,300	57,597
Gladstone Commercial Corp. REIT	5,400	89,964
Gladstone Investment Corp.	9,900	73,161
Glimcher Realty Trust REIT	29,900	305,578
Global Indemnity PLC (Ireland) †	1,500	30,375
Gramercy Capital Corp. REIT †	20,400	51,000
Gyrodyne Co. of America, Inc. REIT †	100	11,431
HFF, Inc., Class A †	9,100	126,854
Home BancShares, Inc.	10,600	324,148
Horizon Technology Finance Corp.	900	14,841
Hudson Valley Holding Corp.	2,100	38,010
Independent Bank Corp.	1,500	43,815
Infinity Property & Casualty Corp.	3,300	190,311
International Bancshares Corp. (a)	14,900	290,848
INTL FCStone, Inc. †	3,000	58,050
Investors Bancorp, Inc. †	17,800	268,602
Kansas City Life Insurance Co.	1,100	38,709
Kemper Corp.	9,300	285,975
Ladenburg Thalmann Financial Services, Inc. †(a)	46,300	71,302
Lakeland Financial Corp.	7,600	203,908
LTC Properties, Inc. REIT	11,300	409,964
Maiden Holdings Ltd. (Bermuda)	15,800	137,144
Main Street Capital Corp.	13,600	329,120
MainSource Financial Group, Inc.	3,300	39,039
MarketAxess Holdings, Inc.	14,782	393,792
MB Financial, Inc.	7,700	165,858
Meadowbrook Insurance Group, Inc. (a)	7,800	68,562
Medallion Financial Corp.	7,700	81,774
Mission West Properties, Inc. REIT	7,900	68,098
Monmouth Real Estate Investment Corp., Class A REIT	8,600	100,792
Montpelier Re Holdings Ltd. (Bermuda)	9,200	195,868
MVC Capital, Inc.	4,300	55,685
National Financial Partners Corp. †	5,800	77,720
National Health Investors, Inc. REIT	8,100	412,452
National Penn Bancshares, Inc.	64,200	614,394
Nelnet, Inc., Class A	2,900	66,700

	SHARES	VALUE (Note 3)
Financials - 22.8% (continued)
NewStar Financial, Inc. †	11,100	$143,856
Northfield Bancorp, Inc.	2,000	28,420
Northwest Bancshares, Inc.	21,500	251,765
OceanFirst Financial Corp.	1,500	21,540
Ocwen Financial Corp. †	9,300	174,654
Old National Bancorp	23,500	282,235
OmniAmerican Bancorp, Inc. †	2,200	47,146
One Liberty Properties, Inc. REIT	3,500	65,905
OneBeacon Insurance Group Ltd., Class A	14,400	187,488
Oritani Financial Corp.	27,300	392,847
PacWest Bancorp	6,400	151,488
Park National Corp.	1,000	69,750
Pebblebrook Hotel Trust REIT	5,600	130,536
Penns Woods Bancorp, Inc.	700	27,867
Pinnacle Financial Partners, Inc. †	11,500	224,365
Platinum Underwriters Holdings Ltd. (Bermuda)	3,500	133,350
Potlatch Corp. REIT	2,200	70,268
Presidential Life Corp.	4,800	47,184
Primerica, Inc.	10,100	269,973
Prospect Capital Corp.	10,600	120,734
PS Business Parks, Inc. REIT	4,600	311,512
Republic Bancorp, Inc., Class A	1,300	28,925
Retail Opportunity Investments Corp. REIT (a)	18,200	219,492
RLI Corp.	7,800	531,960
Rockville Financial, Inc.	6,200	71,734
Safeguard Scientifics, Inc. †	4,700	72,756
Safety Insurance Group, Inc.	1,900	77,216
Seacoast Banking Corp of Florida †	8,500	12,835
Solar Capital Ltd.	6,500	144,690
Southside Bancshares, Inc.	7,035	158,147
Sovran Self Storage, Inc. REIT	8,600	430,774
Sterling Financial Corp. †	2,900	54,781
Sun Communities, Inc. REIT	11,509	509,158
Sunstone Hotel Investors, Inc. REIT †	11,900	130,781
Susquehanna Bancshares, Inc.	35,200	362,560
SWS Group, Inc. †	6,300	33,579
Tejon Ranch Co. †	900	25,758
Territorial Bancorp, Inc.	3,600	81,972
Texas Capital Bancshares, Inc. †	16,300	658,357
TICC Capital Corp.	6,600	64,020
Tompkins Financial Corp.	1,500	56,520
Triangle Capital Corp.	7,200	164,016
Trustmark Corp.	19,600	479,808
UMB Financial Corp. (a)	11,900	609,637
Umpqua Holdings Corp.	30,700	404,012
United Bankshares, Inc. (a)	20,900	540,892
United Financial Bancorp, Inc.	5,100	73,338
Universal Health Realty Income Trust REIT	4,100	170,273
ViewPoint Financial Group, Inc.	12,300	192,372
Virginia Commerce Bancorp, Inc. †	13,700	115,491
Virtus Investment Partners, Inc. †	2,800	226,800
Walter Investment Management Corp.	8,820	206,741
Washington Federal, Inc.	7,300	123,297

The accompanying notes are an integral part of these financial statements.	(Continued)

102	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Financials - 22.8% (continued)
Washington Trust Bancorp, Inc.	4,200	$102,396
Webster Financial Corp.	9,100	197,106
WesBanco, Inc.	9,200	195,592
West Bancorporation, Inc.	2,200	20,922
West Coast Bancorp †	10,120	198,858
Wintrust Financial Corp.	7,500	266,250
WisdomTree Investments, Inc. †	23,000	151,110
World Acceptance Corp. †	2,400	157,920
WSFS Financial Corp.	2,000	80,820

		28,678,436

Health Care - 13.9%
Aastrom Biosciences, Inc. †	16,500	35,475
Abaxis, Inc. †	2,000	74,000
ABIOMED, Inc. †	11,600	264,712
Achillion Pharmaceuticals, Inc. †	22,600	140,120
Acura Pharmaceuticals, Inc. †(a)	5,600	17,584
Aegerion Pharmaceuticals, Inc. †	2,500	37,100
Affymax, Inc. †	13,300	171,304
Affymetrix, Inc. †	6,200	29,078
Air Methods Corp. †	3,400	334,050
Akorn, Inc. †(a)	25,800	406,866
Alexza Pharmaceuticals, Inc. †	4,640	19,674
Alkermes PLC (Ireland) †	2,100	35,637
Alnylam Pharmaceuticals, Inc. †	11,800	137,706
Amsurg Corp. †	8,000	239,840
Analogic Corp.	3,500	217,000
AngioDynamics, Inc. †	3,100	37,231
Antares Pharma, Inc. †(a)	62,000	225,680
Apricus Biosciences, Inc. †(a)	7,900	27,018
Arena Pharmaceuticals, Inc. †(a)	68,000	678,640
Ariad Pharmaceuticals, Inc. †	11,900	204,799
Arqule, Inc. †	6,200	36,766
AtriCure, Inc. †	6,300	60,543
Atrion Corp.	300	61,494
Biolase, Inc. †(a)	20,995	40,940
BioScrip, Inc. †(a)	15,900	118,137
BSD Medical Corp. †	8,200	13,448
Cambrex Corp. †	8,300	78,103
Cantel Medical Corp.	4,649	126,685
Capital Senior Living Corp. †	12,300	130,380
Cardiovascular Systems, Inc. †(a)	5,600	54,824
Celsion Corp. †	24,300	74,601
Cerus Corp. †	13,000	43,160
Computer Programs & Systems, Inc.	1,300	74,386
Conceptus, Inc. †	6,300	124,866
CONMED Corp.	3,700	102,379
Corcept Therapeutics, Inc. †	9,500	42,655
Corvel Corp. †	1,600	78,400
Curis, Inc. †(a)	40,700	219,780
Cyberonics, Inc. †	4,600	206,724
Dusa Pharmaceuticals, Inc. †	8,000	41,760
Dynavax Technologies Corp. †	54,200	234,144
Echo Therapeutics, Inc. †	8,800	14,256
Endologix, Inc. †	18,700	288,728
Ensign Group, Inc./The	3,500	98,945
Exact Sciences Corp. †	26,600	285,152
Furiex Pharmaceuticals, Inc. †	3,000	62,850

	SHARES	VALUE (Note 3)
Health Care - 13.9% (continued)
Genomic Health, Inc. †(a)	7,700	$257,180
GTx, Inc. †	12,200	43,066
Halozyme Therapeutics, Inc. †	37,500	332,250
Hansen Medical, Inc. †(a)	19,600	44,492
HealthStream, Inc. †(a)	17,400	452,400
HeartWare International, Inc. †	1,400	124,320
Hi-Tech Pharmacal Co., Inc. †	4,700	152,280
ICU Medical, Inc. †	1,600	85,408
Idenix Pharmaceuticals, Inc. †	47,100	485,130
Immunogen, Inc. †	19,300	323,854
Immunomedics, Inc. †(a)	19,800	70,686
Infinity Pharmaceuticals, Inc. †(a)	6,100	82,716
Insulet Corp. †	2,900	61,973
Ironwood Pharmaceuticals, Inc. †	1,800	24,804
Jazz Pharmaceuticals PLC (Ireland) †(a)	2,300	103,523
Ligand Pharmaceuticals, Inc., Class B †(a)	8,400	142,296
Luminex Corp. †(a)	9,900	242,451
MAKO Surgical Corp. †	10,600	271,466
MAP Pharmaceuticals, Inc. †(a)	9,200	137,816
Maxygen, Inc. †(a)	11,000	65,560
MedCath Corp. †	10,300	76,941
Medicines Co./The †	12,700	291,338
Medidata Solutions, Inc. †	4,000	130,680
Medivation, Inc. †	3,200	292,480
MELA Sciences, Inc. †(a)	19,800	64,548
Merge Healthcare, Inc. †(a)	30,200	86,372
Merit Medical Systems, Inc. †	7,600	104,956
Metropolitan Health Networks, Inc. †	19,700	188,529
Molina Healthcare, Inc. †	7,500	175,950
MWI Veterinary Supply, Inc. †	3,400	349,418
Navidea Biopharmaceuticals, Inc. †	46,100	171,492
Neogen Corp. †	2,300	106,260
Neurocrine Biosciences, Inc. †	7,100	56,161
Omnicell, Inc. †	6,600	96,624
Oncothyreon, Inc. †	19,600	91,728
OPKO Health, Inc. †(a)	69,700	320,620
Optimer Pharmaceuticals, Inc. †(a)	10,800	167,616
OraSure Technologies, Inc. †	19,300	216,932
Orexigen Therapeutics, Inc. †	29,500	163,430
Pain Therapeutics, Inc. †	10,200	47,838
Par Pharmaceutical Cos., Inc. †	7,200	260,208
PDL BioPharma, Inc.	34,300	227,409
Pharmacyclics, Inc. †	16,700	911,987
Progenics Pharmaceuticals, Inc. †	14,200	138,876
Quidel Corp. †	9,600	150,528
Rigel Pharmaceuticals, Inc. †	14,500	134,850
Rockwell Medical Technologies, Inc. †	5,100	47,481
RTI Biologics, Inc. †	21,000	78,960
Sangamo Biosciences, Inc. †	7,900	43,608
Santarus, Inc. †(a)	7,200	51,048
SciClone Pharmaceuticals, Inc. †(a)	20,600	144,406
Select Medical Holdings Corp. †(a)	20,900	211,299
Solta Medical, Inc. †	10,900	31,937
Spectranetics Corp. †	8,200	93,644
Spectrum Pharmaceuticals, Inc. †	16,500	256,740
Staar Surgical Co. †(a)	14,800	114,996
Sunrise Senior Living, Inc. †(a)	8,300	60,507
SurModics, Inc. †	3,400	58,820

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	103

Schedule of Investments	June 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 13.9% (continued)
Synergetics USA, Inc. †	9,900	$44,154
Team Health Holdings, Inc. †	8,700	209,583
Threshold Pharmaceuticals, Inc. †	34,300	253,820
Transcept Pharmaceuticals, Inc. †	6,100	37,820
Trius Therapeutics, Inc. †	10,600	61,056
Universal American Corp. †	19,100	201,123
Uroplasty, Inc. †	11,800	54,162
US Physical Therapy, Inc.	3,000	76,290
Vascular Solutions, Inc. †	2,200	27,632
Vical, Inc. †(a)	32,800	118,080
ViroPharma, Inc. †(a)	1,400	33,180
Vivus, Inc. †	7,000	199,780
Volcano Corp. †	5,300	151,845
Wright Medical Group, Inc. †(a)	5,900	125,965
Young Innovations, Inc.	700	24,143
ZIOPHARM Oncology, Inc. †(a)	15,300	91,035

		17,478,176

Industrials - 13.8%
AAON, Inc. (a)	4,700	88,595
Acacia Research Corp. †	2,326	86,620
ACCO Brands Corp. †	29,200	301,928
Aceto Corp.	7,400	66,822
Acorn Energy, Inc.	2,700	22,464
Advisory Board Co./The †	10,600	525,654
Aerovironment, Inc. †	700	18,417
Aircastle Ltd.	15,800	190,390
Alamo Group, Inc.	2,500	78,425
Allegiant Travel Co. †	7,100	494,728
American Railcar Industries, Inc. †	6,000	162,600
Applied Industrial Technologies, Inc.	9,600	353,760
Argan, Inc.	2,300	32,154
Astec Industries, Inc. †	4,900	150,332
Astronics Corp. †	5,400	152,496
Astronics Corp., Class B †	210	5,569
AT Cross Co., Class A †	2,100	20,727
AZZ, Inc.	2,600	159,276
Barnes Group, Inc.	11,200	272,048
Barrett Business Services, Inc.	3,600	76,104
Beacon Roofing Supply, Inc. †	16,300	411,086
Builders FirstSource, Inc. †	10,600	50,244
Cascade Corp.	1,600	75,280
Casella Waste Systems, Inc., Class A †	10,100	59,085
CBIZ, Inc. †	10,400	61,776
Chart Industries, Inc. †	1,400	96,264
Coleman Cable, Inc. (a)	6,900	59,961
Colfax Corp. †(a)	2,500	68,925
Consolidated Graphics, Inc. †	1,500	43,575
Corporate Executive Board Co./The	2,900	118,552
Covenant Transportation Group, Inc., Class A †	2,600	9,672
CPI Aerostructures, Inc. †	1,800	19,800
CRA International, Inc. †	2,200	32,318
Curtiss-Wright Corp.	3,400	105,570
Deluxe Corp. (a)	2,900	72,326
Douglas Dynamics, Inc. (a)	6,500	92,625
DXP Enterprises, Inc. †	6,600	273,834
Dycom Industries, Inc. †	9,100	169,351

	SHARES	VALUE (Note 3)
Industrials - 13.8% (continued)
Dynamic Materials Corp.	5,600	$97,048
Echo Global Logistics, Inc. †	4,100	78,146
Encore Capital Group, Inc. †	2,774	82,166
Encore Wire Corp.	2,900	77,662
Exponent, Inc. †	4,900	258,867
Flow International Corp. †(a)	11,400	35,910
Forward Air Corp.	6,200	200,074
Franklin Electric Co., Inc.	5,300	270,989
Furmanite Corp. †(a)	7,300	35,478
G&K Services, Inc., Class A	4,000	124,760
Generac Holdings, Inc. †	16,800	404,208
Gibraltar Industries, Inc. †	3,100	32,178
Global Power Equipment Group, Inc.	5,200	113,568
Gorman-Rupp Co./The	3,500	104,300
GP Strategies Corp. †	5,000	92,350
Graham Corp. (a)	1,900	35,378
Granite Construction, Inc. (a)	5,000	130,550
H&E Equipment Services, Inc. †	4,900	73,647
Hardinge, Inc.	4,300	39,130
Healthcare Services Group, Inc.	20,500	397,290
Heritage-Crystal Clean, Inc. †	1,400	22,890
Houston Wire & Cable Co.	4,500	49,185
Hudson Global, Inc. †	5,400	22,518
Hurco Cos., Inc. †	4,400	90,156
Huron Consulting Group, Inc. †	5,900	186,735
InnerWorkings, Inc. †	12,900	174,537
Insteel Industries, Inc.	3,700	41,255
Interline Brands, Inc. †	4,700	117,829
Intersections, Inc.	2,300	36,455
Kadant, Inc. †	3,300	77,385
Kaman Corp.	7,100	219,674
LMI Aerospace, Inc. †	1,000	17,380
Lydall, Inc. †	8,800	118,976
Macquarie Infrastructure Co. LLC	11,600	386,164
MasTec, Inc. †	1,900	28,576
Matson, Inc.	3,900	207,675
McGrath RentCorp.	4,400	116,600
Metalico, Inc. †	10,700	23,540
Middleby Corp. †	3,600	358,596
Miller Industries, Inc.	7,800	124,254
Mine Safety Appliances Co.	7,700	309,848
Mistras Group, Inc. †	8,900	233,892
Mueller Industries, Inc.	9,500	404,605
Multi-Color Corp.	6,200	137,888
MYR Group, Inc. †	3,100	52,886
Navigant Consulting, Inc. †	7,300	92,272
Northwest Pipe Co. †	2,800	67,928
Odyssey Marine Exploration, Inc. †(a)	26,100	97,614
On Assignment, Inc. †	14,100	225,036
Park-Ohio Holdings Corp. †	2,600	49,478
Patrick Industries, Inc. †	2,300	29,325
PMFG, Inc. †	3,900	30,459
Powell Industries, Inc. †	1,200	44,832
Primoris Services Corp.	13,000	156,000
Quality Distribution, Inc. †	12,000	133,080
RailAmerica, Inc. †	14,100	341,220
Raven Industries, Inc.	4,800	334,032
RBC Bearings, Inc. †	2,800	132,440

The accompanying notes are an integral part of these financial statements.	(Continued)

104	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Industrials - 13.8% (continued)
Roadrunner Transportation Systems, Inc. †	3,000	$50,670
Rush Enterprises, Inc., Class A †	5,900	96,465
SeaCube Container Leasing Ltd.	7,600	129,732
Seaspan Corp. (Hong Kong)	3,700	64,195
Simpson Manufacturing Co., Inc.	10,800	318,708
Spirit Airlines, Inc. †	8,600	167,356
Standex International Corp.	3,500	148,995
Sun Hydraulics Corp.	6,700	162,743
TAL International Group, Inc.	8,300	277,967
Taser International, Inc. †(a)	20,400	106,896
Team, Inc. †	6,600	205,788
Tennant Co.	5,000	199,750
Tetra Tech, Inc. †	7,600	198,208
Textainer Group Holdings Ltd.	3,900	143,910
Titan Machinery, Inc. †(a)	3,900	118,443
TRC Cos., Inc. †	2,900	17,632
Twin Disc, Inc. (a)	4,800	88,752
UniFirst Corp.	4,100	261,375
United Rentals, Inc. †	1,086	36,968
Universal Forest Products, Inc.	3,200	124,736
US Airways Group, Inc. †	12,300	163,959
US Ecology, Inc.	5,300	94,022
US Home Systems, Inc.	5,200	52,780
USG Corp. †	29,100	554,355
Valence Technology, Inc. †(a)	9,700	6,024
Watts Water Technologies, Inc., Class A	3,300	110,022
Werner Enterprises, Inc.	8,800	210,232
XPO Logistics, Inc. †	11,600	194,880

		17,361,830

Information Technology - 16.0%
3D Systems Corp. †	13,900	474,546
Accelrys, Inc. †	7,200	58,248
ACI Worldwide, Inc. †	7,900	349,259
Actuate Corp. †	14,700	101,871
Agilysys, Inc. †	10,000	86,700
Alliance Fiber Optic Products, Inc. †	3,000	26,820
American Software, Inc., Class A	8,600	68,370
Anaren, Inc. †	4,700	92,120
AOL, Inc. †(a)	8,000	224,640
Arris Group, Inc. †	11,400	158,574
Aspen Technology, Inc. †	6,700	155,105
ATMI, Inc. †	11,000	226,270
AuthenTec, Inc. †	10,100	43,733
Bankrate, Inc. †	6,900	126,891
Blackbaud, Inc.	11,300	290,071
Blucora, Inc. †	19,000	234,080
Bottomline Technologies, Inc. †	900	16,245
BroadSoft, Inc. †(a)	4,600	133,216
BroadVision, Inc. †	4,900	56,889
Brooks Automation, Inc.	11,100	104,784
BSQUARE Corp. †	6,800	19,856
CalAmp Corp. †	6,400	46,912
Callidus Software, Inc. †	16,900	84,162
Cardtronics, Inc. †	11,300	341,373
CIBER, Inc. †(a)	10,100	43,531
Cirrus Logic, Inc. †(a)	21,100	630,468
Cognex Corp.	12,500	395,625

	SHARES	VALUE (Note 3)
Information Technology - 16.0% (continued)
Coherent, Inc. †	1,000	$43,300
Computer Task Group, Inc. †	4,100	61,459
Comtech Telecommunications Corp.	4,000	114,320
Cornerstone OnDemand, Inc. †	11,200	266,672
CoStar Group, Inc. †	1,300	105,560
CVD Equipment Corp. †(a)	11,300	145,318
Cymer, Inc. †	4,400	259,380
Datalink Corp. †	11,900	113,645
DealerTrack Holdings, Inc. †	11,700	352,287
Deltek, Inc. †	2,200	25,498
Digi International, Inc. †	7,200	73,728
Digimarc Corp.	2,200	56,452
Dot Hill Systems Corp. †	19,100	21,774
eGain Communications Corp. †(a)	4,300	23,435
Electro Rent Corp.	4,400	71,412
Electronics for Imaging, Inc. †	9,400	152,750
Ellie Mae, Inc. †	7,600	136,800
eMagin Corp. †	6,100	18,849
Emcore Corp. †(a)	7,250	32,045
Entegris, Inc. †	31,000	264,740
EPIQ Systems, Inc.	4,100	50,225
ePlus, Inc. †	2,800	90,580
Euronet Worldwide, Inc. †	6,900	118,128
ExlService Holdings, Inc. †	9,000	221,760
Fair Isaac Corp.	10,600	448,168
FalconStor Software, Inc. †	9,600	25,056
FARO Technologies, Inc. †	5,300	223,024
FEI Co. †	11,700	559,728
Forrester Research, Inc.	3,800	128,668
Global Cash Access Holdings, Inc. †	21,200	152,852
Globecomm Systems, Inc. †	5,100	51,714
Glu Mobile, Inc. †(a)	10,700	59,385
GSI Group, Inc. †	6,900	79,074
GSI Technology, Inc. †	5,000	23,700
Hackett Group, Inc./The †	5,800	32,306
Heartland Payment Systems, Inc.	9,500	285,760
iGO, Inc. †(a)	12,500	5,250
Immersion Corp. †	13,500	76,005
Insight Enterprises, Inc. †	11,200	188,496
Integrated Silicon Solution, Inc. †	7,500	75,675
Internap Network Services Corp. †	7,800	50,778
IXYS Corp. †	8,400	93,828
j2 Global, Inc. (a)	1,400	36,988
Kenexa Corp. †	4,700	136,441
Keynote Systems, Inc. (a)	7,200	106,920
Kulicke & Soffa Industries, Inc. †	23,600	210,512
Lattice Semiconductor Corp. †	25,300	95,381
Liquidity Services, Inc. †	11,200	573,328
LivePerson, Inc. †	20,251	385,984
Majesco Entertainment Co. †	42,600	85,200
Manhattan Associates, Inc. †	5,800	265,118
Marchex, Inc., Class B (a)	13,700	49,457
MAXIMUS, Inc.	6,600	341,550
Measurement Specialties, Inc. †	3,900	126,789
Mentor Graphics Corp. †	9,500	142,500
Mercury Computer Systems, Inc. †	4,500	58,185
Mitek Systems, Inc. †(a)	15,900	61,851
MKS Instruments, Inc.	4,900	141,757

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	105

Schedule of Investments	June 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Information Technology - 16.0% (continued)
Monolithic Power Systems, Inc. †	6,100	$121,207
Monotype Imaging Holdings, Inc. †	10,400	174,408
MoSys, Inc. †	5,300	17,172
MTS Systems Corp.	2,200	84,810
Nanometrics, Inc. †(a)	8,800	135,168
NETGEAR, Inc. †	367	12,665
Netlist, Inc. †	13,900	31,414
NIC, Inc.	20,500	260,350
NVE Corp. †	2,400	129,000
Opnet Technologies, Inc. (a)	1,600	42,544
OSI Systems, Inc. †	7,600	481,384
PC Connection, Inc. (a)	6,800	72,216
PDF Solutions, Inc. †	12,000	118,440
PFSweb, Inc. †	9,900	28,116
Plantronics, Inc.	3,200	106,880
Procera Networks, Inc. †	9,600	233,376
PROS Holdings, Inc. †	8,200	137,924
QuickLogic Corp. †	5,700	14,307
RealNetworks, Inc.	4,000	34,560
Richardson Electronics Ltd.	9,500	117,135
Rogers Corp. †	3,100	122,791
Saba Software, Inc. †	13,200	122,496
Sapient Corp. (a)	6,100	61,427
ScanSource, Inc. †	3,700	113,368
SciQuest, Inc. †	2,000	35,920
Seachange International, Inc. †	4,300	35,389
Semtech Corp. †	2,600	63,232
ServiceSource International, Inc. †	6,300	87,255
Sourcefire, Inc. †	10,000	514,000
SPS Commerce, Inc. †(a)	4,000	121,520
SS&C Technologies Holdings, Inc. †	5,500	137,500
Stamps.com, Inc. †	10,600	261,502
Stratasys, Inc. †	3,500	173,425
Super Micro Computer, Inc. †	9,400	149,084
support.com, Inc. †	12,700	40,513
Synaptics, Inc. †(a)	10,000	286,300
SYNNEX Corp. †	6,800	234,532
TeleNav, Inc. †	9,300	57,009
Tessco Technologies, Inc.	1,400	30,870
TiVo, Inc. †	10,800	89,316
Tyler Technologies, Inc. †	8,700	351,045
Ultimate Software Group, Inc. †	6,300	561,456
Ultratech, Inc. †	5,100	160,650
ValueClick, Inc. †(a)	23,100	378,609
VASCO Data Security International, Inc. †	5,200	42,536
VirnetX Holding Corp. †(a)	2,700	95,175
Virtusa Corp. †	4,600	61,410
Volterra Semiconductor Corp. †	6,100	143,045
Web.com Group, Inc. †	8,500	155,720
Westell Technologies, Inc., Class A †(a)	19,600	46,648
Wright Express Corp. †	800	49,376
Zix Corp. †	14,200	36,920
Zygo Corp. †	7,800	139,308

		20,100,327

Materials - 4.5%
A Schulman, Inc.	9,100	180,635
ADA-ES, Inc. †	4,300	109,091

	SHARES	VALUE (Note 3)
Materials - 4.5% (continued)
American Vanguard Corp.	13,800	$366,942
Balchem Corp.	4,800	156,528
Buckeye Technologies, Inc.	9,700	276,353
Deltic Timber Corp.	1,900	115,862
Eagle Materials, Inc.	13,300	496,622
Flotek Industries, Inc. †(a)	17,800	166,252
Graphic Packaging Holding Co. †	19,900	109,450
H.B. Fuller Co.	14,100	432,870
Handy & Harman Ltd. †	4,800	64,704
Hawkins, Inc.	1,700	64,906
Haynes International, Inc.	4,100	208,854
Innophos Holdings, Inc.	8,200	462,972
Innospec, Inc. †	6,700	198,387
KapStone Paper and Packaging Corp. †	10,900	172,765
Koppers Holdings, Inc.	3,700	125,800
Louisiana-Pacific Corp. †	24,100	262,208
LSB Industries, Inc. †	500	15,455
Material Sciences Corp. †	8,000	65,600
Midway Gold Corp. †	30,700	42,673
Myers Industries, Inc.	10,900	187,044
Neenah Paper, Inc.	4,000	106,760
PH Glatfelter Co.	12,300	201,351
Quaker Chemical Corp.	1,000	46,210
Schweitzer-Mauduit International, Inc.	4,900	333,886
Senomyx, Inc. †	8,600	20,210
Stepan Co.	2,400	226,032
TPC Group, Inc. †	3,100	114,545
Tredegar Corp.	5,000	72,800
UFP Technologies, Inc. †	3,400	57,460
Universal Stainless & Alloy †	2,600	106,860
Vista Gold Corp. †(a)	33,900	98,649

		5,666,736

Telecommunication Services - 0.9%
8x8, Inc. †	33,400	140,280
Atlantic Tele-Network, Inc.	2,200	74,206
Cincinnati Bell, Inc. †(a)	42,200	156,984
Cogent Communications Group, Inc. †	12,400	238,700
Consolidated Communications Holdings, Inc.	4,700	69,560
Elephant Talk Communications, Inc. †	14,600	24,528
General Communication, Inc., Class A †	4,600	38,226
HickoryTech Corp. (a)	1,700	18,887
IDT Corp., Class B	7,300	71,613
inContact, Inc. †	14,500	72,645
Lumos Networks Corp.	1,850	17,483
NTELOS Holdings Corp.	6,450	121,582
ORBCOMM, Inc. †	4,000	13,040
Premiere Global Services, Inc. †	10,600	88,934

		1,146,668

Utilities - 3.5%
ALLETE, Inc.	4,800	200,640
American States Water Co.	3,100	122,698
Artesian Resources Corp., Class A	2,300	49,542
Atlantic Power Corp.	8,500	108,885
Avista Corp.	14,500	387,150
Black Hills Corp.	7,600	244,492

The accompanying notes are an integral part of these financial statements.	(Continued)

106	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Utilities - 3.5% (continued)
CH Energy Group, Inc.	2,700	$177,363
Chesapeake Utilities Corp.	7,400	323,528
Connecticut Water Service, Inc.	2,900	84,042
El Paso Electric Co.	6,800	225,488
Genie Energy Ltd., Class B	5,900	45,843
Laclede Group, Inc./The	8,600	342,366
MGE Energy, Inc.	5,200	245,960
Middlesex Water Co.	4,300	81,700
Northwest Natural Gas Co.	4,100	195,160
NorthWestern Corp.	10,400	381,680
PNM Resources, Inc.	22,700	443,558
South Jersey Industries, Inc.	2,500	127,425
Unitil Corp.	4,200	111,300
UNS Energy Corp.	8,500	326,485
York Water Co. (a)	4,100	73,349

		4,298,654

TOTAL COMMON STOCKS (cost $110,390,980)		125,157,793

RIGHTS - 0.0% (b)

Information Technology - 0.0% (b)
Gerber Scientific, Inc., Expires (3)†(c) (cost $—)	4,000	—

WARRANTS - 0.0% (b)

Energy - 0.0% (b)
Magnum Hunter Resources Corp. (3)†(c) (cost $—)	2,980	—

MONEY MARKET FUNDS - 0.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(d) (cost $625,020)	625,020	625,020

	SHARES	VALUE (Note 3)

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 1.5%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.170% (2)(d)(e) (cost $1,933,279)	1,933,279	$1,933,279

TOTAL INVESTMENTS - 101.6% (cost $112,949,279)		127,716,092

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6%)		(1,970,863)

NET ASSETS - 100.0%		$125,745,229

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,868,105; cash collateral of $1,933,279 was received with which the Fund purchased a money market fund.
(b)	Represents less than 0.05 percent of net assets.
(c)	Security fair valued at $0 as of June 30, 2012 using procedures approved by the Board of Trustees.
(d)	Represents annualized seven-day yield as of June 30, 2012.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at June 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2012	UNREALIZED APPRECIATION
Long Contracts:
7	E-Mini Russell 2000 Futures	September 21, 2012	$538,144	$556,780	$18,636

Cash held as collateral with broker for futures contracts was $39,870 at June 30, 2012.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	107

Schedule of Investments	June 30, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 99.0%	SHARES	VALUE (Note 3)
Australia - 6.0%
Amcor Ltd.	30,438	$222,200
Atlas Iron Ltd.	18,245	38,430
Australia & New Zealand Banking Group Ltd.	35,274	803,545
Brambles Ltd.	28,216	178,955
Caltex Australia Ltd.	4,085	57,055
Campbell Brothers Ltd.	2,345	131,465
CFS Retail Property Trust Group REIT	41,469	82,768
Coca-Cola Amatil Ltd.	10,216	140,393
Commonwealth Bank of Australia	19,109	1,046,498
Commonwealth Property Office Fund REIT	75,980	79,201
CSL Ltd.	8,759	355,280
Dexus Property Group REIT	90,954	87,034
GPT Group REIT	38,389	129,853
Iluka Resources Ltd. (a)	10,979	129,578
Mesoblast Ltd. †	10,394	66,702
Mirvac Group REIT	60,599	79,626
National Australia Bank Ltd. (a)	1,966	47,887
New Hope Corp. Ltd. (a)	14,557	60,134
Orica Ltd.	4,011	102,167
OZ Minerals Ltd.	4,289	34,993
Paladin Energy Ltd. †(a)	12,165	15,906
QR National Ltd.	27,946	97,893
Ramsay Health Care Ltd.	3,907	90,780
Sonic Healthcare Ltd.	6,491	84,896
Telecom Corp of New Zealand Ltd. (a)	36,210	69,963
Telstra Corp. Ltd.	255,311	967,353
Wesfarmers Ltd.	3,799	116,940
Westfield Group REIT	26,336	257,866
Westfield Retail Trust REIT	88,920	260,819
Westpac Banking Corp. (a)	17,971	392,419
WorleyParsons Ltd.	2,954	76,706

		6,305,305

Austria - 0.1%
Andritz AG	1,830	94,107
Lenzing AG	606	50,029

		144,136

Belgium - 2.5%
Anheuser-Busch InBev NV	28,692	2,262,114
Belgacom SA	2,566	72,970
RTL Group SA	766	70,795
Telenet Group Holding NV	2,042	89,353
UCB SA	3,497	176,652

		2,671,884

Canada - 8.7% (1)
Alimentation Couche Tard, Inc., Class B	3,800	165,944
Atco Ltd., Class I	1,000	70,995
Baytex Energy Corp.	800	33,702
BCE, Inc.	16,000	659,739
Boardwalk Real Estate Investment Trust REIT (a)	1,500	86,352
Brookfield Office Properties, Inc.	7,200	126,023
Calloway Real Estate Investment Trust REIT	3,200	88,007
Canadian National Railway Co.	5,900	498,959

	SHARES	VALUE (Note 3)
Canada - 8.7% (continued)
Canadian Pacific Railway Ltd.	1,200	$88,070
Canadian Utilities Ltd., Class A	3,500	228,440
Centerra Gold, Inc.	4,900	34,268
CGI Group, Inc., Class A †	10,200	245,157
CI Financial Corp.	3,300	71,569
Crescent Point Energy Corp.	2,200	82,114
Dollarama, Inc.	4,000	240,369
Domtar Corp.	900	68,952
Emera, Inc.	2,100	69,326
Empire Co., Ltd., Class A	1,100	57,977
Enbridge, Inc.	14,900	595,063
Fairfax Financial Holdings Ltd.	200	79,195
First Capital Realty, Inc.	3,800	68,490
First Majestic Silver Corp. †	4,300	62,086
Fortis, Inc.	4,800	152,237
Franco-Nevada Corp.	3,600	162,797
Gildan Activewear, Inc.	3,000	82,654
H&R Real Estate Investment Trust REIT	5,400	129,948
IGM Financial, Inc.	4,500	176,977
Intact Financial Corp.	2,700	168,110
Keyera Corp.(a)	1,700	70,765
Lululemon Athletica, Inc. †	3,000	178,804
Methanex Corp.	2,000	55,712
Metro, Inc. (a)	4,200	215,054
New Gold, Inc. †	12,200	116,356
Onex Corp.	2,400	93,185
Open Text Corp. †	2,300	115,237
Paramount Resources Ltd., Class A †(a)	2,400	57,708
Pembina Pipeline Corp. (a)	4,600	117,564
Pengrowth Energy Corp.	5,300	33,629
Progress Energy Resources Corp.	5,900	116,308
RioCan Real Estate Investment Trust REIT (a)	8,000	217,660
Rogers Communications, Inc., Class B	9,300	337,160
Saputo, Inc.	5,700	236,991
Shaw Communications, Inc., Class B	3,900	73,702
Shoppers Drug Mart Corp.	7,100	286,273
TELUS Corp.	9,200	552,488
Tim Hortons, Inc.	5,100	268,851
TMX Group, Inc.	2,200	100,265
Tourmaline Oil Corp. †	2,900	76,566
TransAlta Corp.	5,500	93,188
TransCanada Corp.	10,100	423,305
Trilogy Energy Corp.	4,600	106,269
Valeant Pharmaceuticals International, Inc. †	6,529	292,878
Vermilion Energy, Inc.	1,300	58,699
Yamana Gold, Inc.	15,100	233,004

		9,121,141

Denmark - 2.0%
Coloplast A/S, Class B	894	160,748
DSV A/S	2,710	53,734
H Lundbeck A/S	3,734	77,154
Novo Nordisk A/S, Class B	10,717	1,554,360
Novozymes A/S, B Shares	5,195	134,714
William Demant Holding A/S †	1,394	125,304

		2,106,014

The accompanying notes are an integral part of these financial statements.	(Continued)

108	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Finland - 0.5%
Elisa OYJ	3,629	$73,078
Kesko OYJ, B Shares	1,282	33,514
Kone OYJ, Class B	3,513	212,161
Nokian Renkaat OYJ	1,747	66,364
Sampo OYJ, A Shares	4,733	122,797

		507,914

France - 7.0%
Air Liquide SA	3,601	411,697
Bureau Veritas SA	591	52,576
Christian Dior SA	1,623	223,206
Cie Generale d’Optique Essilor International SA	3,545	329,330
Danone SA	13,093	813,686
Dassault Systemes SA (a)	1,844	173,007
Edenred	3,620	102,625
European Aeronautic Defence and Space Co. NV	14,081	499,745
Eutelsat Communications SA	3,108	95,608
Hermes International	1,665	511,559
Iliad SA	1,834	265,572
L’Oreal SA	4,381	512,600
LVMH Moet Hennessy Louis Vuitton SA	2,737	416,544
Pernod-Ricard SA	4,394	469,860
PPR	1,784	254,276
Rexel SA	4,367	74,593
Safran SA (a)	2,192	81,403
Sanofi	19,679	1,489,717
SCOR SE	2,421	58,691
SEB SA	592	36,742
Sodexo	1,964	152,923
Technip SA	1,542	160,701
Unibail-Rodamco SE REIT	1,172	215,894

		7,402,555

Germany - 5.0%
Adidas AG	5,909	423,545
BASF SE	1,769	123,007
Bayerische Motoren Werke AG	3,273	236,860
Beiersdorf AG	7,760	503,062
Continental AG	1,501	125,125
Deutsche Post AG	18,373	325,082
Fresenius Medical Care AG & Co. KGaA	5,562	392,834
Fresenius SE & Co. KGaA	2,724	282,037
GEA Group AG	2,796	74,522
Kabel Deutschland Holding AG †	2,893	180,291
Linde AG	3,571	556,150
Merck KGaA	3,635	363,015
SAP AG	27,040	1,601,185
Suedzucker AG	2,234	79,252

		5,265,967

Hong Kong - 3.1%
AIA Group Ltd.	62,200	214,843
ASM Pacific Technology Ltd. (a)	9,700	123,989
Cheung Kong Infrastructure Holdings Ltd.	31,000	187,668
China Metal Recycling Holdings Ltd. (a)	56,400	41,926

	SHARES	VALUE (Note 3)
Hong Kong - 3.1% (continued)
CLP Holdings Ltd.	36,000	$305,959
Dah Chong Hong Holdings Ltd.	63,000	56,685
First Pacific Co., Ltd.	72,000	74,682
Galaxy Entertainment GroupLtd. † (a)	92,000	231,459
Giordano International Ltd.	64,000	45,647
Global Bio-Chem Technology Group Co., Ltd.	198,000	28,734
Great Wall Motor Co., Ltd.	250	504
Hang Seng Bank Ltd. (a)	2,800	38,494
Hong Kong & China Gas Co., Ltd.	110,000	233,673
Lifestyle International Holdings Ltd.	33,500	73,818
Link REIT/The REIT	37,500	153,707
Melco International Development Ltd.	103,000	83,328
NWS Holdings Ltd.	61,000	89,217
Power Assets Holdings Ltd.	31,500	236,382
Sands China Ltd.	161,200	518,585
Shangri-La Asia Ltd.	24,000	46,100
SmarTone Telecommunications Holdings Ltd.	31,500	61,153
Stella International Holdings Ltd.	32,500	80,546
Swire Pacific Ltd., Class A	1,500	17,446
Swire Properties Ltd.	50	151
Television Broadcasts Ltd.	10,000	69,711
Towngas China Co., Ltd.	39,000	28,185
Vinda International Holdings Ltd.	44,000	65,707
Wheelock & Co., Ltd.	16,000	60,797
Yingde Gases	63,500	58,117

		3,227,213

Israel - 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	22,496	23,935
Israel Corp. Ltd./The	62	35,062
Mellanox Technologies Ltd. †	1,786	126,695

		185,692

Italy - 1.0%
Davide Campari-Milano SpA	11,007	76,679
Enel Green Power SpA	39,334	62,331
Eni SpA	19,838	421,461
Luxottica Group SpA	5,548	193,727
Pirelli & C. SpA (a)	9,640	101,671
Snam SpA	22,123	99,114
Tenaris SA	1,525	26,819
Terna Rete Elettrica Nazionale SpA (a)	16,361	59,121

		1,040,923

Japan - 27.7%
ABC-Mart, Inc.	2,700	101,022
Acom Co., Ltd. †	4,470	88,686
Aeon Co., Ltd.	19,200	239,291
Aeon Credit Service Co., Ltd.	5,400	100,168
Ajinomoto Co., Inc.	24,000	334,022
Aozora Bank Ltd.	58,000	138,120
Asahi Group Holdings Ltd.	9,100	195,508
Asics Corp.	5,100	64,697
Astellas Pharma, Inc.	7,700	336,018
Autobacs Seven Co., Ltd.	1,100	53,879

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	109

Schedule of Investments	June 30, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Japan - 27.7% (continued)
Bridgestone Corp.	11,000	$252,605
Calsonic Kansei Corp.	14,000	76,173
Capcom Co., Ltd.	3,500	73,249
Central Japan Railway Co.	21	165,393
Century Tokyo Leasing Corp.	4,800	90,006
Chiba Bank Ltd./The	12,000	72,079
Chiyoda Corp. (a)	7,000	85,766
Chugai Pharmaceutical Co., Ltd.	13,800	261,610
Chugoku Bank Ltd./The	5,000	65,160
Credit Saison Co., Ltd.	3,800	84,489
CyberAgent, Inc.	27	69,368
Daido Steel Co., Ltd.	12,000	74,778
Daihatsu Motor Co., Ltd.	12,000	210,086
Dainippon Screen Manufacturing Co., Ltd.	7,000	51,296
Dainippon Sumitomo Pharma Co., Ltd.	6,800	69,478
Daito Trust Construction Co., Ltd.	3,900	369,689
Daiwa House Industry Co., Ltd.	9,000	127,664
Dentsu, Inc.	6,700	198,593
Don Quijote Co., Ltd.	2,100	72,324
East Japan Railway Co.	11,500	722,099
Eisai Co., Ltd.	9,100	398,498
FamilyMart Co., Ltd.	6,000	274,614
FANUC Corp.	4,700	772,591
Fast Retailing Co., Ltd.	2,800	560,257
Fuji Heavy Industries Ltd.	17,000	137,735
Gree, Inc. (a)	11,700	232,742
Gunma Bank Ltd./The	15,000	70,970
Hachijuni Bank Ltd./The	12,000	62,378
Hankyu Hanshin Holdings, Inc.	52,000	262,600
Heiwa Corp.	3,300	61,832
Hino Motors Ltd.	32,000	231,611
Hitachi Ltd.	68,660	423,347
Hitachi Transport System Ltd.	3,200	59,176
Hokuhoku Financial Group, Inc.	23,000	37,279
Hoshizaki Electric Co., Ltd.	3,200	80,995
House Foods Corp.	3,600	61,179
Hoya Corp.	11,800	259,954
Idemitsu Kosan Co., Ltd.	500	44,851
IHI Corp.	27,000	57,753
Inpex Corp.	18	101,097
Isuzu Motors Ltd.	52,000	278,532
ITOCHU Corp.	36,800	386,792
Itochu Techno-Solutions Corp.	6,900	333,021
Japan Retail Fund Investment Corp. REIT	33	52,346
Japan Tobacco, Inc.	54,000	1,599,785
JGC Corp.	8,000	231,931
Joyo Bank Ltd./The	19,000	86,455
JS Group Corp.	2,800	59,092
Kajima Corp.	30,000	88,078
Kakaku.com, Inc.	2,100	71,260
Kao Corp.	4,000	110,314
KDDI Corp.	17	109,666
Kewpie Corp.	4,700	71,370
Keyence Corp.	440	108,844
Kintetsu Corp. (a)	71,000	283,076
Komeri Co., Ltd.	2,500	65,641
Konami Corp.	8,000	181,270

	SHARES	VALUE (Note 3)
Japan - 27.7% (continued)
K’s Holdings Corp. (a)	1,800	$52,614
Kyowa Hakko Kirin Co., Ltd.	6,000	61,795
Lawson, Inc.	8,400	587,424
M3, Inc.	23	110,082
Makita Corp.	1,700	59,635
McDonald’s Holdings Co., Japan Ltd. (a)	3,700	104,141
Miraca Holdings, Inc.	1,700	70,581
Mitsubishi Heavy Industries, Ltd.	41,000	166,672
Mitsubishi Tanabe Pharma Corp.	7,500	107,847
Mitsubishi UFJ Financial Group, Inc.	175,100	838,883
Mitsui Fudosan Co., Ltd.	31,000	601,488
Mizuho Financial Group, Inc.	174,700	295,111
Namco Bandai Holdings, Inc.	12,300	168,678
NHK Spring Co., Ltd.	12,500	134,985
Nidec Corp.	1,100	83,637
Nikon Corp.	18,600	566,198
Nippon Building Fund, Inc. REIT	8	77,349
Nippon Shokubai Co., Ltd.	7,000	84,714
Nippon Telegraph & Telephone Corp.	6,400	298,435
Nippon Television Network Corp.	510	77,519
Nishi-Nippon City Bank Ltd./The	21,000	50,986
Nissan Motor Co., Ltd.	40,400	383,628
Nissin Foods Holdings Co., Ltd.	1,900	72,252
Nitori Holdings Co., Ltd.	750	70,919
Nomura Research Institute Ltd.	3,500	77,019
NTT Data Corp.	30	92,078
NTT DOCOMO, Inc.	6	9,984
Odakyu Electric Railway Co., Ltd. (a)	11,000	109,365
OJI Paper Co., Ltd.	15,000	57,473
Ono Pharmaceutical Co., Ltd.	2,500	157,099
Oriental Land Co., Ltd.	4,500	514,547
Osaka Gas Co., Ltd.	37,000	155,020
Otsuka Holdings Co., Ltd.	12,200	374,482
Park24 Co., Ltd.	5,400	79,748
Rakuten, Inc.	18,100	187,130
Rinnai Corp.	2,000	138,003
Sanrio Co., Ltd.	2,600	94,791
Santen Pharmaceutical Co., Ltd.	2,100	86,299
Sawai Pharmaceutical Co., Ltd.	700	75,307
Secom Co., Ltd.	2,700	123,820
Sega Sammy Holdings, Inc.	6,700	136,288
Sekisui Chemical Co., Ltd.	10,000	92,908
Seven & I Holdings Co., Ltd.	18,800	566,733
Shikoku Electric Power Co., Inc.	11,100	235,956
Shimamura Co., Ltd.	2,300	265,777
Shimano, Inc.	1,600	104,901
Shin-Etsu Chemical Co., Ltd.	5,100	280,847
Shizuoka Bank Ltd./The	26,000	267,519
SKY Perfect JSAT Holdings, Inc.	133	59,910
Start Today Co., Ltd. (a)	3,600	50,308
Sugi Holdings Co., Ltd.	2,600	85,298
Sumitomo Corp.	18,100	253,252
Sumitomo Forestry Co., Ltd.	9,300	83,453
Sumitomo Mitsui Financial Group, Inc.	19,800	654,092
Sumitomo Realty & Development Co., Ltd.	19,000	467,331
Sumitomo Rubber Industries Ltd.	6,400	83,360

The accompanying notes are an integral part of these financial statements.	(Continued)

110	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Japan - 27.7% (continued)
Suruga Bank Ltd.	8,000	$81,938
Sysmex Corp.	3,100	122,598
Taiheiyo Cement Corp.	49,000	112,515
Taisei Corp.	28,000	75,048
Tobu Railway Co., Ltd.	73,000	383,788
Toho Gas Co., Ltd.	17,000	105,507
Tokyo Gas Co., Ltd.	52,000	265,773
Tokyu Corp.	41,000	193,000
TonenGeneral Sekiyu KK	7,000	62,242
Toray Industries, Inc.	34,000	231,842
TOTO Ltd.	12,000	89,477
Toyo Suisan Kaisha Ltd.	3,000	80,001
Toyota Industries Corp.	2,800	80,279
Toyota Motor Corp.	19,100	770,918
Toyota Tsusho Corp.	18,400	351,726
Trend Micro, Inc.	3,500	103,111
Ube Industries Ltd.	25,000	58,150
Unicharm Corp.	7,800	443,986
USS Co., Ltd.	1,250	134,877
West Japan Railway Co.	7,900	324,990
Yakult Honsha Co., Ltd. (a)	5,200	203,637
Yamaguchi Financial Group, Inc.	5,000	44,096
Yamato Holdings Co., Ltd.	14,600	235,085
Yamazaki Baking Co., Ltd.	5,000	65,477
Yokogawa Electric Corp.	8,300	85,808
Yokohama Rubber Co., Ltd./The	14,000	105,613
Zensho Holdings Co., Ltd.	4,900	61,299

		29,170,700

Netherlands - 4.5%
ASML Holding NV	6,895	354,100
Heineken NV	1,733	90,370
Koninklijke Ahold NV	12,773	158,223
Koninklijke DSM NV	1,137	56,054
Koninklijke Vopak NV	762	48,876
Royal Dutch Shell PLC, Class A	72,049	2,431,703
Unilever NV CVA	46,959	1,568,687

		4,708,013

Norway - 1.9%
Golar LNG Ltd.	2,009	76,670
Seadrill Ltd.	13,054	465,577
Statoil ASA	41,400	987,329
Telenor ASA	22,754	380,408
TGS Nopec Geophysical Co. ASA	3,376	91,155

		2,001,139

Portugal - 0.2%
Galp Energia SGPS SA	4,497	57,013
Jeronimo Martins SGPS SA	6,068	102,590
Portugal Telecom SGPS SA	7,413	32,466

		192,069

Singapore - 2.1%
Ascendas Real Estate Investment Trust REIT	52,000	88,709
Dairy Farm International Holdings, Ltd.	6,300	67,169
Fraser and Neave Ltd.	11,000	61,251

	SHARES	VALUE (Note 3)
Singapore - 2.1% (continued)
Global Logistic Properties Ltd. †	58,000	$96,556
Jardine Cycle & Carriage Ltd.	6,000	221,137
Jardine Matheson Holdings Ltd.	11,600	565,040
Jardine Strategic Holdings Ltd.	7,000	215,181
Noble Group Ltd.	19,363	17,301
SembCorp Industries Ltd.	13,000	53,210
SembCorp Marine Ltd.	17,000	64,892
Singapore Telecommunications Ltd.	256,000	670,403
StarHub Ltd.	33,000	89,444

		2,210,293

Spain - 1.5%
Abertis Infraestructuras SA	11,541	155,972
CaixaBank (a)	13,314	43,348
Ferrovial SA	11,268	127,076
Inditex SA	10,745	1,110,660
Mapfre SA(a)	29,275	59,556
Red Electrica Corp. SA	2,354	102,741

		1,599,353

Sweden - 2.0%
Alfa Laval AB	6,671	114,306
Assa Abloy AB, Class B	5,856	163,535
Atlas Copco AB, A Shares	11,995	258,142
Elekta AB, B Shares	1,681	76,814
Getinge AB, B Shares	4,444	110,276
Hennes & Mauritz AB, B Shares	19,060	684,139
Industrivarden AB, Class C	4,099	52,811
Lundin Petroleum AB †	7,466	139,766
Meda AB, A Shares	7,554	72,009
Svenska Cellulosa AB, B Shares	5,358	80,388
Swedbank AB, A Shares	5,826	91,783
Swedish Match AB	4,571	184,237
Tele2 AB, B Shares	8,069	125,024

		2,153,230

Switzerland - 5.5%
Compagnie Financiere Richemont SA, Class A	4,633	254,397
Geberit AG †	236	46,558
Nestle SA	23,061	1,376,232
Novartis AG	12,853	718,628
Roche Holding AG	15,742	2,719,163
Schindler Holding AG	1,395	155,970
SGS SA	104	194,997
Syngenta AG	1,120	383,404

		5,849,349

United Kingdom - 17.5%
Aggreko PLC	7,624	247,938
ARM Holdings PLC	2,198	17,414
Associated British Foods PLC	9,388	188,899
AstraZeneca PLC	240	10,725
BG Group PLC	2,230	45,651
British American Tobacco PLC	34,542	1,756,114
British Sky Broadcasting Group PLC	17,246	188,014
BT Group PLC	130,732	433,184
Bunzl PLC	7,883	128,846

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	111

Schedule of Investments	June 30, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
United Kingdom - 17.5% (continued)
Burberry Group PLC	10,227	$212,934
Compass Group PLC	41,470	435,312
CRH PLC	13,354	257,640
Croda International PLC	3,164	112,418
Diageo PLC	56,841	1,465,076
Experian PLC	34,548	487,409
Fresnillo PLC	11,575	265,136
G4S PLC	22,026	96,265
GlaxoSmithKline PLC	80,986	1,839,519
IMI PLC	4,267	55,744
Imperial Tobacco Group PLC	19,593	754,884
Intertek Group PLC	2,171	90,956
Johnson Matthey PLC	2,705	93,809
Kingfisher PLC	42,770	192,936
Legal & General Group PLC	62,913	125,780
Meggitt PLC	17,966	108,713
Mondi PLC	7,018	60,112
National Grid PLC	65,422	693,344
Next PLC	6,383	320,504
Old Mutual PLC	33,291	79,175
Pearson PLC	15,946	316,397
Petrofac Ltd.	14,632	319,377
Prudential PLC	9,540	110,616
Randgold Resources Ltd.	2,678	240,437
Reckitt Benckiser Group PLC	9,624	508,695
Reed Elsevier PLC	9,377	75,158
Rexam PLC	12,637	83,403
Rolls-Royce Holdings PLC †	35,118	473,312
SABMiller PLC	32,301	1,295,956
Sage Group PLC/The	14,253	62,033
Severn Trent PLC	3,568	92,493
Shire PLC	11,684	336,147
Smith & Nephew PLC	5,401	54,023
SSE PLC	8,866	193,416
Standard Life PLC	35,622	130,427
Tate & Lyle PLC	14,485	147,109
Tullow Oil PLC	11,125	257,127
United Utilities Group PLC	13,217	140,010
Vodafone Group PLC	855,830	2,405,529
WM Morrison Supermarkets PLC	42,179	176,004
Wolseley PLC	5,086	189,569
WPP PLC	7,612	92,408

		18,464,097

TOTAL COMMON STOCKS (cost $98,456,685)		104,326,987

PREFERRED STOCKS - 0.0% (b)
United Kingdom - 0.0% (b)
Rolls-Royce Holdings PLC(3) †(c) (cost $—)	2,829,246	4,431

EXCHANGE-TRADED FUNDS - 0.5%
iShares MSCI EAFE Index Fund (1) (cost $464,061)	9,871	493,155

	SHARES	VALUE (Note 3)

RIGHTS - 0.0% (b)
Australia - 0.0% (b)
Brambles Ltd. (3)†(c) (cost $—)	1,410	$212

MONEY MARKET FUNDS - 0.1%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.170% (d)	988	988
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d)	147,943	147,943

TOTAL MONEY MARKET FUNDS (cost $148,931)		148,931

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 2.4%
J.P. Morgan Prime Money Market
Fund - Capital Shares, 0.170% (d)(e) (cost $2,519,536)	2,519,536	2,519,536

TOTAL INVESTMENTS - 102.0% (cost $101,589,213)		107,493,252

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0%)		(2,084,467)

NET ASSETS - 100.0%		$105,408,785

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $2,392,008; cash collateral of $2,519,536 was received with which the Fund purchased a money market fund.
(b)	Represents less than 0.05 percent of net assets.
(c)	Security fair valued at June 30, 2012 using procedures approved by the Board of Trustees. The total value of positions fair valued was $4,643 or 0.0% of total net assets.
(d)	Represents annualized seven-day yield as of June 30, 2012.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

112	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$15,969,780	15.2%
Consumer Staples	20,895,913	19.8
Energy	7,670,031	7.3
Financials	11,333,847	10.8
Health Care	14,010,689	13.3
Industrials	12,797,001	12.1
Information Technology	4,911,817	4.7
Materials	5,204,364	4.9
Mutual Fund	493,155	0.5
Telecommunication Services	7,727,308	7.3
Utilities	3,810,880	3.6
Money Market Funds	2,668,467	2.5

Total Investments	107,493,252	102.0
Liabilities in Excess of Other Assets	(2,084,467)	(2.0)

Net Assets	$105,408,785	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	113

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

COMMON STOCKS - 99.2%	SHARES	VALUE (Note 3)
Consumer Discretionary - 19.5%
Aaron’s, Inc.	93	$2,633
Amazon.com, Inc. †	53	12,103
Apollo Group, Inc., Class A †	71	2,569
AutoNation, Inc. †(a)	90	3,175
AutoZone, Inc. †	16	5,875
Bed Bath & Beyond, Inc. †	101	6,242
Big Lots, Inc. †(a)	60	2,447
BorgWarner, Inc. †(a)	22	1,443
Buckle, Inc./The (a)	45	1,781
Carter’s, Inc. †	59	3,103
CBS Corp., Class B	253	8,293
Chipotle Mexican Grill, Inc. †	49	18,618
Cinemark Holdings, Inc.	92	2,102
Coach, Inc.	66	3,860
Comcast Corp., Class A	1,085	34,687
Deckers Outdoor Corp. †(a)	28	1,232
Dillard’s, Inc., Class A (a)	49	3,120
DIRECTV, Class A †	86	4,198
DISH Network Corp., Class A	192	5,482
Dollar General Corp. †	524	28,500
Dollar Tree, Inc. †	118	6,348
Domino’s Pizza, Inc.	82	2,535
DSW, Inc., Class A (a)	51	2,774
Express, Inc. † (a)	194	3,525
Family Dollar Stores, Inc.	63	4,188
Foot Locker, Inc.	105	3,211
Fossil, Inc. †	37	2,832
GameStop Corp., Class A (a)	66	1,212
Genuine Parts Co.	74	4,458
Goodyear Tire & Rubber Co./The †(a)	186	2,197
H&R Block, Inc. (a)	197	3,148
Harley-Davidson, Inc.	40	1,829
Home Depot, Inc./The	821	43,505
HSN, Inc. (a)	57	2,300
Las Vegas Sands Corp.	554	24,093
Liberty Media Corp. - Liberty Capital, Class A †	44	3,868
LKQ Corp. †	101	3,373
Ltd. Brands, Inc.	139	5,912
Macy’s, Inc.	171	5,874
Madison Square Garden Co./The, Class A †	56	2,097
Mattel, Inc.	111	3,601
McDonald’s Corp.	368	32,579
McGraw-Hill Cos., Inc./The	120	5,400
News Corp., Class A	813	18,122
NIKE, Inc., Class B	369	32,391
Nordstrom, Inc.	59	2,932
O’Reilly Automotive, Inc. †	60	5,026
Panera Bread Co., Class A †	24	3,347
PetSmart, Inc.	64	4,364
Polaris Industries, Inc.	56	4,003
priceline.com, Inc. †	39	25,916
Ralph Lauren Corp.	40	5,602
Regal Entertainment Group, Class A (a)	121	1,665
Rent-A-Center, Inc.	57	1,923
Ross Stores, Inc.	103	6,434
Sally Beauty Holdings, Inc. †	147	3,784
Sears Holdings Corp. †(a)	35	2,089

	SHARES	VALUE (Note 3)
Consumer Discretionary - 19.5% (continued)
Service Corp. International (a)	218	$2,697
Sirius XM Radio, Inc. †	1,183	2,189
Six Flags Entertainment Corp.	55	2,980
Starbucks Corp.	256	13,650
Tesla Motors, Inc. †(a)	56	1,752
Tiffany & Co.	39	2,065
Time Warner, Inc.	212	8,162
TJX Cos., Inc.	428	18,374
Tractor Supply Co. (a)	49	4,070
Tupperware Brands Corp.	43	2,355
Ulta Salon Cosmetics & Fragrance, Inc.	50	4,669
Under Armour, Inc., Class A †(a)	41	3,874
VF Corp.	51	6,806
Viacom, Inc., Class B	118	5,548
Weight Watchers International, Inc. (a)	51	2,630
Wolverine World Wide, Inc. (a)	50	1,939
Wyndham Worldwide Corp.	79	4,166
Wynn Resorts Ltd.	37	3,838
Yum! Brands, Inc.	104	6,700

		538,384

Consumer Staples - 13.0%
Altria Group, Inc.	651	22,492
Brown-Forman Corp., Class B	44	4,261
Casey’s General Stores, Inc. (a)	44	2,596
Church & Dwight Co., Inc.	85	4,715
Coca-Cola Co./The	441	34,482
Colgate-Palmolive Co.	155	16,136
ConAgra Foods, Inc.	182	4,719
Costco Wholesale Corp.	147	13,965
CVS Caremark Corp.	391	18,271
DE Master Blenders 1753 NV (Netherlands) (2)†	171	1,928
Estee Lauder Cos., Inc./The, Class A	151	8,172
Flowers Foods, Inc. (a)	102	2,370
General Mills, Inc.	150	5,781
Green Mountain Coffee Roasters, Inc. †	84	1,830
Herbalife Ltd. (Cayman Islands) (a)	71	3,431
Hershey Co./The	95	6,843
Hillshire Brands Co.	34	991
HJ Heinz Co.	50	2,719
Hormel Foods Corp. (a)	136	4,137
Ingredion, Inc.	31	1,535
JM Smucker Co./The	55	4,154
Kimberly-Clark Corp.	91	7,623
Kraft Foods, Inc., Class A	535	20,662
Kroger Co./The	86	1,994
Lancaster Colony Corp. (a)	25	1,780
Lorillard, Inc.	61	8,049
Mead Johnson Nutrition Co.	82	6,602
Monster Beverage Corp. †	94	6,693
Nu Skin Enterprises, Inc., Class A (a)	58	2,720
Philip Morris International, Inc.	614	53,578
Pricesmart, Inc. (a)	39	2,633
Ralcorp Holdings, Inc. †	26	1,735
Reynolds American, Inc.	232	10,410
Smithfield Foods, Inc. †(a)	116	2,509
TreeHouse Foods, Inc. †(a)	39	2,429

The accompanying notes are an integral part of these financial statements.	(Continued)

114	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 13.0% (continued)
Tyson Foods, Inc., Class A	192	$3,615
Wal-Mart Stores, Inc.	789	55,009
Whole Foods Market, Inc.	78	7,435

		361,004

Energy - 4.3%
Anadarko Petroleum Corp.	60	3,972
Apco Oil and Gas International, Inc.	32	578
Cabot Oil & Gas Corp.	130	5,122
CARBO Ceramics, Inc. (a)	17	1,304
Chesapeake Energy Corp. (a)	102	1,897
Chevron Corp.	66	6,963
Cobalt International Energy, Inc. †	160	3,760
ConocoPhillips	135	7,544
Continental Resources, Inc. †	26	1,732
Dresser-Rand Group, Inc. †	42	1,871
Energy XXI Bermuda Ltd. (Bermuda) (a)	34	1,064
EOG Resources, Inc.	32	2,883
EQT Corp.	82	4,398
FMC Technologies, Inc. †	64	2,511
Golar LNG Ltd. (Bermuda) (a)	71	2,677
Gulfport Energy Corp. †(a)	49	1,011
Helix Energy Solutions Group, Inc. †(a)	146	2,396
HollyFrontier Corp.	81	2,870
Key Energy Services, Inc. †	134	1,018
Kinder Morgan, Inc.	659	21,233
Kodiak Oil & Gas Corp. †(a)	194	1,593
Marathon Oil Corp.	178	4,551
Noble Energy, Inc.	23	1,951
Oasis Petroleum, Inc. †(a)	30	725
Oceaneering International, Inc.	67	3,207
Oil States International, Inc. †(a)	21	1,390
Range Resources Corp. (a)	84	5,197
Rosetta Resources, Inc. †(a)	40	1,466
SM Energy Co.	42	2,063
Spectra Energy Corp.	227	6,597
Tesoro Corp. †	112	2,795
Valero Energy Corp.	91	2,198
Williams Cos., Inc./The	269	7,752
World Fuel Services Corp. (a)	52	1,977

		120,266

Financials - 10.4%
American Campus Communities, Inc. REIT	63	2,834
American Express Co.	362	21,072
American Financial Group, Inc.	68	2,668
American Tower Corp. REIT	85	5,942
Arch Capital Group Ltd. (Bermuda) †(a)	86	3,413
AvalonBay Communities, Inc. REIT	37	5,235
Boston Properties, Inc. REIT	39	4,226
BRE Properties, Inc. REIT	50	2,501
Capital One Financial Corp.	63	3,444
CBOE Holdings, Inc.	52	1,439
Chubb Corp./The	106	7,719
Credit Acceptance Corp. †	19	1,604
Digital Realty Trust, Inc. REIT (a)	55	4,129
Discover Financial Services	221	7,642
Equity Lifestyle Properties, Inc. REIT	31	2,138

	SHARES	VALUE (Note 3)
Financials - 10.4% (continued)
Erie Indemnity Co., Class A	32	$2,291
Essex Property Trust, Inc. REIT (a)	22	3,386
Extra Space Storage, Inc. REIT	110	3,366
Federal Realty Investment Trust REIT	34	3,539
Fidelity National Financial, Inc., Class A	146	2,812
HCP, Inc. REIT	109	4,812
Health Care REIT, Inc. REIT (a)	56	3,265
Marsh & McLennan Cos., Inc.	196	6,317
Moody’s Corp.	113	4,130
Ocwen Financial Corp. †	119	2,235
ProAssurance Corp.	33	2,940
Prologis, Inc. REIT	69	2,293
Public Storage REIT	138	19,929
Rayonier, Inc. REIT (a)	72	3,233
Signature Bank †	40	2,439
Simon Property Group, Inc. REIT	94	14,632
SLM Corp.	80	1,257
Tanger Factory Outlet Centers REIT	72	2,308
Taubman Centers, Inc. REIT	42	3,241
US Bancorp	883	28,397
Ventas, Inc. REIT	100	6,312
Wells Fargo & Co.	2,510	83,934
WR Berkley Corp. (a)	97	3,775

		286,849

Health Care - 12.7%
Abbott Laboratories	471	30,365
Accretive Health, Inc. †(a)	106	1,162
Aetna, Inc.	150	5,815
Alexion Pharmaceuticals, Inc. †	81	8,043
Align Technology, Inc. †(a)	56	1,874
Allergan, Inc.	105	9,720
AMERIGROUP Corp. †	36	2,373
AmerisourceBergen Corp.	46	1,810
Amgen, Inc.	474	34,621
athenahealth, Inc. †(a)	42	3,325
Biogen Idec, Inc. †	90	12,994
BioMarin Pharmaceutical, Inc. †(a)	82	3,246
Bristol-Myers Squibb Co.	540	19,413
Cardinal Health, Inc.	99	4,158
Celgene Corp. †	287	18,414
Cepheid, Inc. †(a)	65	2,909
Cerner Corp. †	78	6,447
Cigna Corp.	80	3,520
Cooper Cos., Inc./The	25	1,994
Coventry Health Care, Inc.	67	2,130
Cubist Pharmaceuticals, Inc. †(a)	74	2,805
Eli Lilly & Co.	241	10,341
HMS Holdings Corp. †(a)	57	1,899
Humana, Inc.	72	5,576
Intuitive Surgical, Inc. †	15	8,307
Jazz Pharmaceuticals PLC (Ireland) †(a)	22	990
Johnson & Johnson	76	5,135
McKesson Corp.	63	5,906
Medicis Pharmaceutical Corp., Class A (a)	71	2,425
Merck & Co., Inc.	1,068	44,589
Omnicare, Inc.	90	2,811
Onyx Pharmaceuticals, Inc. †	58	3,854

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	115

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 12.7% (continued)
Perrigo Co. (a)	47	$5,543
Pfizer, Inc.	1,001	23,023
Pharmacyclics, Inc. †	56	3,058
Questcor Pharmaceuticals, Inc. †(a)	74	3,940
Regeneron Pharmaceuticals, Inc. †(a)	59	6,739
SXC Health Solutions Corp. †	44	4,365
Thoratec Corp. †	57	1,914
UnitedHealth Group, Inc.	330	19,305
Vertex Pharmaceuticals, Inc. †	29	1,622
Watson Pharmaceuticals, Inc. †	45	3,329
WellCare Health Plans, Inc. †	53	2,809
WellPoint, Inc.	89	5,677

		350,295

Industrials - 4.9%
Alaska Air Group, Inc. †	54	1,939
Carlisle Cos., Inc.	33	1,750
Chart Industries, Inc. †(a)	32	2,200
CLARCOR, Inc. (a)	41	1,974
Clean Harbors, Inc. †	45	2,539
Copa Holdings SA, Class A	22	1,815
Copart, Inc. †	106	2,511
Dollar Thrifty Automotive Group, Inc. †	24	1,943
Donaldson Co., Inc. (a)	84	2,803
Fastenal Co.	131	5,281
Gardner Denver, Inc. (a)	25	1,323
GATX Corp. (a)	38	1,463
Genesee & Wyoming, Inc., Class A †(a)	34	1,797
Hexcel Corp. †(a)	109	2,811
Iron Mountain, Inc.	115	3,790
JB Hunt Transport Services, Inc.	39	2,324
Kansas City Southern	58	4,034
Kirby Corp. †	47	2,213
Landstar System, Inc.	42	2,172
Lincoln Electric Holdings, Inc. (a)	63	2,759
Lockheed Martin Corp.	39	3,396
Norfolk Southern Corp.	121	8,684
Old Dominion Freight Line, Inc. †(a)	56	2,424
Polypore International, Inc. †(a)	35	1,414
Precision Castparts Corp.	33	5,428
Robbins & Myers, Inc.	54	2,258
Rollins, Inc.	105	2,349
Ryder System, Inc.	25	900
Sauer-Danfoss, Inc.	56	1,956
Teledyne Technologies, Inc. †	41	2,528
Towers Watson & Co., Class A	39	2,336
TransDigm Group, Inc. †	32	4,298
Triumph Group, Inc.	44	2,476
Union Pacific Corp.	90	10,738
Verisk Analytics, Inc., Class A †	110	5,419
Wabtec Corp.	40	3,120
Waste Connections, Inc.	76	2,274
Woodward, Inc. (a)	37	1,459
WW Grainger, Inc.	124	23,714

		136,612

	SHARES	VALUE (Note 3)
Information Technology - 26.3%
Alliance Data Systems Corp. †(a)	33	$4,455
Apple, Inc. †	323	188,632
Automatic Data Processing, Inc.	159	8,850
Cadence Design Systems, Inc. †(a)	264	2,901
Cisco Systems, Inc.	1,393	23,918
CommVault Systems, Inc. †(a)	40	1,983
Dell, Inc. †	606	7,587
EchoStar Corp., Class A †	43	1,136
Electronic Arts, Inc. †	216	2,668
Equinix, Inc. †	26	4,567
Fortinet, Inc. †	124	2,879
Gartner, Inc. †(a)	43	1,851
Google, Inc., Class A †	116	67,288
IAC/InterActiveCorp	82	3,739
Intel Corp.	2,310	61,562
International Business Machines Corp.	430	84,099
Intuit, Inc.	74	4,392
IPG Photonics Corp. †(a)	43	1,874
Jack Henry & Associates, Inc.	62	2,140
KLA-Tencor Corp.	80	3,940
Mastercard, Inc., Class A	43	18,495
Maxim Integrated Products, Inc.	72	1,846
Microsoft Corp.	3,056	93,483
Molex, Inc.	79	1,891
Motorola Solutions, Inc.	138	6,639
NCR Corp. †	95	2,159
NetSuite, Inc. †(a)	72	3,944
NeuStar, Inc., Class A †	69	2,305
Nuance Communications, Inc. †(a)	155	3,692
Oracle Corp.	621	18,444
QUALCOMM, Inc.	171	9,521
Rackspace Hosting, Inc. †	82	3,603
SolarWinds, Inc. †	98	4,269
Teradata Corp. †	80	5,761
TIBCO Software, Inc. †	93	2,783
Total System Services, Inc.	143	3,422
Ultimate Software Group, Inc. †(a)	25	2,228
Universal Display Corp. †(a)	41	1,474
VeriFone Systems, Inc. †	48	1,588
Visa, Inc., Class A	351	43,394
VMware, Inc., Class A †(a)	140	12,746
Xilinx, Inc.	97	3,256

		727,404

Materials - 1.4%
Airgas, Inc.	30	2,520
Allied Nevada Gold Corp. †(a)	73	2,072
Carpenter Technology Corp.	51	2,440
Celanese Corp., Series A	24	831
CF Industries Holdings, Inc.	10	1,937
Ecolab, Inc.	65	4,454
Molycorp, Inc. †	35	754
Monsanto Co.	64	5,298
NewMarket Corp. (a)	14	3,032
Newmont Mining Corp.	60	2,911
Praxair, Inc.	34	3,697
Rockwood Holdings, Inc.	33	1,464

The accompanying notes are an integral part of these financial statements.	(Continued)

116	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 3)
Materials - 1.4% (continued)
Royal Gold, Inc.	48	$3,763
WR Grace & Co. †	48	2,422

		37,595

Telecommunication Services - 1.8%
AT&T, Inc.	596	21,253
Level 3 Communications, Inc. †(a)	128	2,835
Verizon Communications, Inc.	579	25,731

		49,819

Utilities - 4.9%
AGL Resources, Inc.	62	2,403
Ameren Corp.	110	3,689
American Electric Power Co., Inc.	130	5,187
American Water Works Co., Inc.	122	4,182
Calpine Corp. †	225	3,715
CenterPoint Energy, Inc.	247	5,105
Cleco Corp. (a)	70	2,928
CMS Energy Corp.	150	3,525
Consolidated Edison, Inc.	120	7,463
Dominion Resources, Inc.	205	11,070
DTE Energy Co.	87	5,162
Duke Energy Corp. (a)	466	10,746
FirstEnergy Corp.	177	8,707
ITC Holdings Corp.	37	2,550
NextEra Energy, Inc.	56	3,853
NiSource, Inc.	195	4,826
NV Energy, Inc.	127	2,233
OGE Energy Corp.	61	3,159
ONEOK, Inc.	108	4,569
Pinnacle West Capital Corp.	73	3,777
Portland General Electric Co.	98	2,613
PPL Corp.	242	6,730
Questar Corp.	122	2,545
Southern Co.	278	12,871
UIL Holdings Corp. (a)	72	2,582
WGL Holdings, Inc. (a)	68	2,703
Wisconsin Energy Corp.	89	3,522
Xcel Energy, Inc.	158	4,489

		136,904

TOTAL COMMON STOCKS (cost $2,587,296)		2,745,132

	SHARES	VALUE (Note 3)
EXCHANGE-TRADED FUNDS - 0.5%
SPDR S&P 500 ETF Trust (cost $13,662)	104	$14,172

MONEY MARKET FUNDS - 1.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund -
Institutional Shares, 0.000% (2)(b) (cost $51,468)	51,468	51,468

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 7.6%
J.P. Morgan Prime Money Market Fund -
Capital Shares, 0.170% (2)(b)(c) (cost $211,382)	211,382	211,382

TOTAL INVESTMENTS - 109.2% (cost $ 2,863,808)		3,022,154

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2%)		(255,136)

NET ASSETS - 100.0%		$2,767,018

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $206,532; cash collateral of $211,382 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of June 30, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1, with respect to ASC 820 unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	117

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

COMMON STOCKS - 99.3%	SHARES	VALUE (Note 3)
Consumer Discretionary - 14.7%
American Public Education, Inc. † (a)	58	$1,856
America’s Car-Mart, Inc. †(a)	61	2,370
Amerigon, Inc. †	157	1,804
Ameristar Casinos, Inc.	118	2,097
ANN, Inc. †	88	2,243
Arbitron, Inc.	51	1,785
Arctic Cat, Inc. †(a)	166	6,069
Asbury Automotive Group, Inc. †	234	5,543
Ascent Capital Group, Inc., Class A †	63	3,260
Barnes & Noble, Inc. †	101	1,662
bebe stores, inc. (a)	410	2,407
Belo Corp., Class A	166	1,069
BJ’s Restaurants, Inc. †(a)	185	7,030
Black Diamond, Inc. †	382	3,610
Blyth, Inc.	98	3,387
Bob Evans Farms, Inc.	192	7,718
Bridgepoint Education, Inc. †(a)	216	4,709
Brunswick Corp.	116	2,578
Buffalo Wild Wings, Inc. †(a)	103	8,924
Cabela’s, Inc. †(a)	167	6,314
Caribou Coffee Co., Inc. †	143	1,846
Children’s Place Retail Stores, Inc./The †(a)	73	3,638
Churchill Downs, Inc.	75	4,409
Coinstar, Inc. †	52	3,570
Conn’s, Inc. †	363	5,372
Core-Mark Holding Co., Inc.	49	2,359
Cracker Barrel Old Country Store, Inc.	115	7,222
CSS Industries, Inc.	91	1,870
Delta Apparel, Inc. †(a)	110	1,503
Dorman Products, Inc. †	104	2,609
Drew Industries, Inc. †(a)	70	1,949
Einstein Noah Restaurant Group, Inc.	90	1,580
Ethan Allen Interiors, Inc.	121	2,412
Fiesta Restaurant Group, Inc. †	173	2,289
Fifth & Pacific Cos., Inc. †	680	7,296
Finish Line, Inc./The, Class A	238	4,977
Fisher Communications, Inc. †	68	2,034
Genesco, Inc. †	141	8,481
Group 1 Automotive, Inc. (a)	93	4,242
Helen of Troy Ltd. (Bermuda) †	96	3,253
Hibbett Sports, Inc. †(a)	172	9,926
Hillenbrand, Inc.	64	1,176
Hot Topic, Inc. (a)	342	3,314
iRobot Corp. †(a)	130	2,879
Johnson Outdoors, Inc., Class A †(a)	84	1,730
Jos. A. Bank Clothiers, Inc. †(a)	118	5,010
K12, Inc. †(a)	78	1,817
Kona Grill, Inc. †	165	1,488
Krispy Kreme Doughnuts, Inc. †	235	1,502
La-Z-Boy, Inc. †	430	5,285
LeapFrog Enterprises, Inc. †	454	4,658
Lions Gate Entertainment Corp. †	298	4,393
Lithia Motors, Inc., Class A (a)	138	3,181
Martha Stewart Living Omnimedia, Class A	226	768
Men’s Wearhouse, Inc./The (a)	165	4,643
Monro Muffler Brake, Inc. (a)	198	6,582
Movado Group, Inc. (a)	106	2,652
Multimedia Games Holding Co., Inc. †	256	3,584

	SHARES	VALUE (Note 3)
Consumer Discretionary - 14.7% (continued)
Nexstar Broadcasting Group, Inc., Class A †	220	$1,483
Oxford Industries, Inc.	75	3,353
Papa John’s International, Inc. †	112	5,328
Peet’s Coffee & Tea, Inc. †	127	7,625
Penske Automotive Group, Inc. (a)	131	2,782
Pier 1 Imports, Inc. (a)	748	12,290
Pool Corp.	273	11,046
Red Robin Gourmet Burgers, Inc. †(a)	87	2,654
Ruth’s Hospitality Group, Inc. †(a)	195	1,287
Ryland Group, Inc./The	232	5,935
Saga Communications, Inc., Class A †	37	1,373
Select Comfort Corp. †	588	12,301
Sinclair Broadcast Group, Inc., Class A	335	3,035
Smith & Wesson Holding Corp. †	449	3,731
Sonic Automotive, Inc., Class A (a)	237	3,240
Standard Motor Products, Inc. (a)	126	1,774
Standard Pacific Corp. †(a)	1,925	11,916
Steinway Musical Instruments, Inc. †	94	2,303
Steven Madden Ltd. †	197	6,255
Sturm, Ruger & Co., Inc.	220	8,833
Systemax, Inc. †	145	1,714
Town Sports International Holdings, Inc. †(a)	240	3,190
True Religion Apparel, Inc.	123	3,565
Vitamin Shoppe, Inc. †	221	12,140
Winmark Corp. (a)	35	2,049
ZAGG, Inc. †(a)	220	2,400
Zumiez, Inc. †	138	5,465

		353,001

Consumer Staples - 5.2%
Andersons, Inc./The	86	3,669
B&G Foods, Inc. (a)	203	5,400
Boston Beer Co., Inc./The, Class A †(a)	72	8,712
Calavo Growers, Inc.	67	1,714
Cal-Maine Foods, Inc.	101	3,949
Coca-Cola Bottling Co. Consolidated (a)	37	2,378
Dean Foods Co. †	222	3,781
Elizabeth Arden, Inc. †(a)	131	5,084
Fresh Del Monte Produce, Inc.	157	3,685
Hain Celestial Group, Inc./The †	274	15,081
J&J Snack Foods Corp. (a)	84	4,964
Lancaster Colony Corp. (a)	40	2,848
National Beverage Corp. †(a)	207	3,092
Omega Protein Corp. †(a)	138	1,016
Pizza Inn Holdings, Inc. †	228	616
Revlon, Inc., Class A †	233	3,316
Rite Aid Corp. †	2,521	3,529
Sanderson Farms, Inc.	145	6,644
Smart Balance, Inc. †(a)	415	3,897
Snyders-Lance, Inc.	274	6,913
Spartan Stores, Inc. (a)	107	1,940
Spectrum Brands Holdings, Inc. †	89	2,899
Star Scientific, Inc. †(a)	955	4,355
SUPERVALU, Inc. (a)	380	1,968
Susser Holdings Corp. †	118	4,386
Universal Corp. (a)	72	3,336

The accompanying notes are an integral part of these financial statements.	(Continued)

118	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 5.2% (continued)
Vector Group Ltd. (a)	522	$8,884
WD-40 Co.	78	3,885
Weis Markets, Inc. (a)	80	3,562

		125,503

Energy - 4.1%
Alon USA Energy, Inc.	292	2,470
Approach Resources, Inc. †(a)	139	3,550
Basic Energy Services, Inc. †	190	1,961
Bristow Group, Inc. (a)	51	2,074
Cheniere Energy, Inc. †	188	2,771
Clean Energy Fuels Corp. †(a)	310	4,805
Contango Oil & Gas Co. †	46	2,723
Crosstex Energy, Inc.	243	3,402
Dawson Geophysical Co. †	42	1,001
Delek US Holdings, Inc.	297	5,224
Enbridge Energy Management LLC †	104	3,325
Evolution Petroleum Corp. †	187	1,560
Goodrich Petroleum Corp. †	71	984
Gulf Island Fabrication, Inc. (a)	61	1,721
Gulfmark Offshore, Inc., Class A †	118	4,017
Gulfport Energy Corp. †	76	1,568
Halcon Resources Corp. †	676	6,381
Heckmann Corp. †(a)	644	2,177
Hercules Offshore, Inc. †	631	2,234
Hornbeck Offshore Services, Inc. †(a)	153	5,933
Kodiak Oil & Gas Corp. †	259	2,126
Mitcham Industries, Inc. †(a)	89	1,510
Newpark Resources, Inc. †(a)	439	2,590
Panhandle Oil and Gas, Inc., Class A	65	1,959
Parker Drilling Co. †	576	2,598
PHI, Inc. †	89	2,475
Pioneer Drilling Co. †(a)	343	2,734
Rentech, Inc. †	1,324	2,728
REX American Resources Corp. †	79	1,542
Rex Energy Corp. †(a)	251	2,814
RigNet, Inc. †	88	1,530
SemGroup Corp., Class A †	81	2,586
Targa Resources Corp.	50	2,135
TGC Industries, Inc. †	176	1,709
Western Refining, Inc. (a)	330	7,349

		98,266

Financials - 22.5%
1st Source Corp.	130	2,938
Acadia Realty Trust REIT (a)	188	4,358
American Assets Trust, Inc. REIT	209	5,068
AMERISAFE, Inc. †	115	2,984
Amtrust Financial Services, Inc. (a)	271	8,051
Associated Estates Realty Corp. REIT	200	2,990
Bank of Kentucky Financial Corp.	70	1,865
Bank of Marin Bancorp	56	2,073
Bank of the Ozarks, Inc.	413	12,423
Banner Corp.	85	1,862
BofI Holding, Inc. †	111	2,193
Boston Private Financial Holdings, Inc. (a)	425	3,795
Bridge Capital Holdings †(a)	96	1,550
Bryn Mawr Bank Corp.	114	2,402

	SHARES	VALUE (Note 3)
Financials - 22.5% (continued)
Cash America International, Inc. (a)	130	$5,725
Center Bancorp, Inc.	140	1,575
Citizens & Northern Corp. (a)	103	1,962
Citizens Republic Bancorp, Inc. †	677	11,597
Citizens, Inc. †	264	2,574
Cohen & Steers, Inc. (a)	106	3,658
Colonial Properties Trust REIT (a)	532	11,779
Community Bank System, Inc. (a)	218	5,912
Community Trust Bancorp, Inc. (a)	85	2,847
Coresite Realty Corp. REIT	234	6,042
Crawford & Co., Class B (a)	345	1,411
CubeSmart REIT	485	5,660
CVB Financial Corp.	482	5,615
DFC Global Corp. †	70	1,290
DuPont Fabros Technology, Inc. REIT (a)	276	7,883
Eagle Bancorp, Inc. †	112	1,764
EastGroup Properties, Inc. REIT	204	10,873
Education Realty Trust, Inc. REIT	966	10,703
eHealth, Inc. †	111	1,788
Employers Holdings, Inc. (a)	119	2,147
Enstar Group Ltd. (Bermuda) †	55	5,442
Enterprise Financial Services Corp.	163	1,787
Epoch Holding Corp.	129	2,939
ESB Financial Corp.	126	1,663
Excel Trust, Inc. REIT	195	2,332
Ezcorp, Inc., Class A †(a)	144	3,378
FBL Financial Group, Inc., Class A (a)	141	3,949
Federal Agricultural Mortgage Corp., Class C	77	2,020
First Busey Corp. (a)	512	2,473
First Cash Financial Services, Inc. †	128	5,142
First Defiance Financial Corp.	120	2,054
First Financial Corp.	67	1,943
First Industrial Realty Trust, Inc. REIT †	256	3,231
First Interstate Bancsystem, Inc. (a)	302	4,301
FNB Corp.	1,119	12,164
Fox Chase Bancorp, Inc.	146	2,108
GAMCO Investors, Inc., Class A	46	2,042
Gladstone Investment Corp.	220	1,626
Glimcher Realty Trust REIT	692	7,072
Golub Capital BDC, Inc.	236	3,561
Gramercy Capital Corp. REIT †	415	1,038
Gyrodyne Co. of America, Inc. REIT †	11	1,257
Heritage Commerce Corp. †(a)	261	1,697
HFF, Inc., Class A †(a)	152	2,119
Home BancShares, Inc. (a)	287	8,776
Horizon Technology Finance Corp.	89	1,468
Hudson Pacific Properties, Inc. REIT (a)	150	2,612
Hudson Valley Holding Corp. (a)	85	1,539
International Bancshares Corp.	362	7,066
Investors Bancorp, Inc. †	291	4,391
Kearny Financial Corp. (a)	178	1,725
Kemper Corp.	236	7,257
Ladenburg Thalmann Financial Services, Inc. †	1,019	1,569
Lakeland Financial Corp. (a)	116	3,112
LTC Properties, Inc. REIT (a)	138	5,007
Maiden Holdings Ltd. (Bermuda)	347	3,012

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	119

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Financials - 22.5% (continued)
Main Street Capital Corp.	127	$3,073
MarketAxess Holdings, Inc.	166	4,422
MB Financial, Inc.	97	2,089
Meadowbrook Insurance Group, Inc. (a)	279	2,452
Medallion Financial Corp.	191	2,028
Mission West Properties, Inc. REIT	254	2,190
National Financial Partners Corp. †	188	2,519
National Interstate Corp.	96	2,553
National Penn Bancshares, Inc.	1,237	11,838
Nelnet, Inc., Class A	74	1,702
NewStar Financial, Inc. †(a)	175	2,268
Nicholas Financial, Inc.	81	1,038
Northwest Bancshares, Inc.	427	5,000
Old National Bancorp	558	6,702
OmniAmerican Bancorp, Inc. †(a)	247	5,293
One Liberty Properties, Inc. REIT	127	2,391
OneBeacon Insurance Group Ltd., Class A (a)	661	8,606
Oritani Financial Corp.	260	3,741
PacWest Bancorp	303	7,172
Pebblebrook Hotel Trust REIT	128	2,984
Pinnacle Financial Partners, Inc. †	181	3,531
Presidential Life Corp. (a)	173	1,701
Primerica, Inc.	90	2,406
Retail Opportunity Investments Corp. REIT (a)	488	5,885
RLI Corp.	168	11,458
Rockville Financial, Inc.	241	2,788
Seacoast Banking Corp of Florida †	696	1,051
Selective Insurance Group, Inc.	103	1,793
Solar Capital Ltd.	220	4,897
Sovran Self Storage, Inc. REIT	210	10,519
STAG Industrial, Inc. REIT	158	2,304
Strategic Hotels & Resorts, Inc. REIT †	256	1,654
Sun Communities, Inc. REIT	184	8,140
Susquehanna Bancshares, Inc.	804	8,281
SWS Group, Inc. †	203	1,082
Territorial Bancorp, Inc.	211	4,804
Texas Capital Bancshares, Inc. †(a)	392	15,833
THL Credit, Inc.	294	3,960
Trustmark Corp. (a)	469	11,481
UMB Financial Corp. (a)	200	10,246
Umpqua Holdings Corp.	755	9,936
United Bankshares, Inc. (a)	382	9,886
United Financial Bancorp, Inc.	122	1,754
Universal Health Realty Income Trust REIT	73	3,032
ViewPoint Financial Group, Inc.	201	3,144
Virginia Commerce Bancorp, Inc. †	236	1,990
Virtus Investment Partners, Inc. †	34	2,754
Walker & Dunlop, Inc. †	107	1,375
Walter Investment Management Corp.	149	3,493
Washington Trust Bancorp, Inc. (a)	110	2,682
Webster Financial Corp.	223	4,830
WesBanco, Inc. (a)	152	3,232
West Bancorporation, Inc.	175	1,664
West Coast Bancorp †	108	2,122

	SHARES	VALUE (Note 3)
Financials - 22.5% (continued)
WisdomTree Investments, Inc. †	915	$6,012
World Acceptance Corp. †	66	4,343

		538,353

Health Care - 13.8%
Abaxis, Inc. †	78	2,886
ABIOMED, Inc. †(a)	210	4,792
Achillion Pharmaceuticals, Inc. †	345	2,139
Acorda Therapeutics, Inc. †	61	1,437
Acura Pharmaceuticals, Inc. †(a)	437	1,372
Air Methods Corp. †(a)	55	5,404
Akorn, Inc. †(a)	448	7,065
Align Technology, Inc. †(a)	105	3,513
Alkermes PLC (Ireland) †(a)	155	2,630
Amsurg Corp. †	151	4,527
Analogic Corp.	62	3,844
Anika Therapeutics, Inc. †	115	1,563
Antares Pharma, Inc. †(a)	931	3,389
Apricus Biosciences, Inc. †(a)	249	852
Arena Pharmaceuticals, Inc. †(a)	1,336	13,333
Ariad Pharmaceuticals, Inc. †	298	5,129
Atrion Corp.	11	2,255
Biolase, Inc. †(a)	383	747
Biosante Pharmaceuticals, Inc. †	508	1,295
BioScrip, Inc. †(a)	379	2,816
Cambrex Corp. †	263	2,475
Cantel Medical Corp.	139	3,788
Capital Senior Living Corp. †(a)	213	2,258
Celsion Corp. †(a)	544	1,670
Centene Corp. †(a)	61	1,840
Cerus Corp. †	382	1,268
Curis, Inc. †(a)	447	2,414
Cynosure, Inc., Class A †	121	2,559
Dusa Pharmaceuticals, Inc. †	328	1,712
Dynavax Technologies Corp. †	1,108	4,787
Echo Therapeutics, Inc. †	488	791
Endologix, Inc. †(a)	490	7,566
Exact Sciences Corp. †	307	3,291
Exelixis, Inc. †(a)	177	979
Furiex Pharmaceuticals, Inc. †	71	1,487
Genomic Health, Inc. †(a)	224	7,482
GTx, Inc. †	394	1,391
Halozyme Therapeutics, Inc. †(a)	449	3,978
Hansen Medical, Inc. †(a)	608	1,380
HealthStream, Inc. †(a)	145	3,770
Hi-Tech Pharmacal Co., Inc. †	77	2,495
ICU Medical, Inc. †	136	7,260
Idenix Pharmaceuticals, Inc. †	655	6,746
Immunogen, Inc. †	325	5,454
Infinity Pharmaceuticals, Inc. †	341	4,624
Insulet Corp. †(a)	205	4,381
InterMune, Inc. †(a)	139	1,661
IPC The Hospitalist Co., Inc. †(a)	27	1,224
Jazz Pharmaceuticals PLC (Ireland) †(a)	72	3,241
Ligand Pharmaceuticals, Inc., Class B †(a)	179	3,032
Luminex Corp. †	195	4,776
Magellan Health Services, Inc. †	46	2,085
MAKO Surgical Corp. †(a)	245	6,274

The accompanying notes are an integral part of these financial statements.	(Continued)

120	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 13.8% (continued)
Maxygen, Inc. †(a)	382	$2,277
Medicines Co./The †	244	5,597
Medivation, Inc. †	111	10,145
Merge Healthcare, Inc. †(a)	546	1,562
Merit Medical Systems, Inc. †	161	2,223
Metropolitan Health Networks, Inc. †	304	2,909
Molina Healthcare, Inc. †(a)	181	4,246
Momenta Pharmaceuticals, Inc. †	100	1,352
MWI Veterinary Supply, Inc. †	55	5,652
Navidea Biopharmaceuticals, Inc. †	438	1,629
Omeros Corp. †	172	1,720
Omnicell, Inc. †(a)	188	2,752
Oncothyreon, Inc. †	759	3,552
OPKO Health, Inc. †(a)	1,182	5,437
Optimer Pharmaceuticals, Inc. †(a)	216	3,352
OraSure Technologies, Inc. †	284	3,192
PAREXEL International Corp. †	86	2,428
PDL BioPharma, Inc.	712	4,721
Pernix Therapeutics Holdings †(a)	112	816
Pharmacyclics, Inc. †	363	19,823
Progenics Pharmaceuticals, Inc. †(a)	212	2,073
PSS World Medical, Inc. †(a)	83	1,742
Quidel Corp. †	203	3,183
Repros Therapeutics, Inc. †	329	2,987
Rigel Pharmaceuticals, Inc. †	205	1,907
RTI Biologics, Inc. †(a)	511	1,921
SciClone Pharmaceuticals, Inc. †	374	2,622
Solta Medical, Inc. †(a)	371	1,087
Spectranetics Corp. †	286	3,266
Spectrum Pharmaceuticals, Inc. †(a)	460	7,158
Staar Surgical Co. †(a)	228	1,772
SurModics, Inc. †	123	2,128
Team Health Holdings, Inc. †	151	3,638
Threshold Pharmaceuticals, Inc. †	732	5,417
Universal American Corp. †(a)	417	4,391
Vical, Inc. †(a)	620	2,232
ViroPharma, Inc. †(a)	224	5,309
Vivus, Inc. †	199	5,679
Wright Medical Group, Inc. †(a)	130	2,775
ZIOPHARM Oncology, Inc. †(a)	300	1,785

		329,584

Industrials - 13.9%
AAON, Inc. (a)	131	2,469
Acacia Research Corp. †	72	2,681
ACCO Brands Corp. †(a)	181	1,872
Acorn Energy, Inc.	208	1,731
Advisory Board Co./The †(a)	140	6,943
Aerovironment, Inc. †	107	2,815
Aircastle Ltd.	313	3,772
Albany International Corp., Class A (a)	105	1,965
Allegiant Travel Co. †	158	11,009
American Railcar Industries, Inc. †	113	3,062
Applied Industrial Technologies, Inc.	164	6,043
Argan, Inc.	130	1,817
Astec Industries, Inc. †	103	3,160
Astronics Corp. †	75	2,118
AT Cross Co., Class A †(a)	141	1,392

	SHARES	VALUE (Note 3)
Industrials - 13.9% (continued)
AZZ, Inc.	58	$3,553
Barnes Group, Inc.	224	5,441
Barrett Business Services, Inc.	87	1,839
Beacon Roofing Supply, Inc. †	267	6,734
Brink’s Co./The	68	1,576
Builders FirstSource, Inc. †	640	3,034
Capstone Turbine Corp. †(a)	1,193	1,205
Ceradyne, Inc. (a)	51	1,308
Chart Industries, Inc. †	43	2,957
Coleman Cable, Inc. (a)	177	1,538
Colfax Corp. †(a)	113	3,115
Corporate Executive Board Co./The	53	2,167
Curtiss-Wright Corp.	66	2,049
Deluxe Corp. (a)	136	3,392
Douglas Dynamics, Inc. (a)	179	2,551
DXP Enterprises, Inc. †	77	3,195
Dycom Industries, Inc. †	159	2,959
Echo Global Logistics, Inc. †	270	5,146
EDAC Technologies Corp. †	106	1,196
Encore Wire Corp. (a)	111	2,973
Exponent, Inc. †(a)	69	3,645
Forward Air Corp.	130	4,195
Franklin Covey Co. †(a)	154	1,577
Franklin Electric Co., Inc.	101	5,164
FTI Consulting, Inc. †(a)	53	1,524
GATX Corp.	58	2,233
GenCorp, Inc. †(a)	259	1,686
Generac Holdings, Inc. †	339	8,156
Gorman-Rupp Co./The	102	3,040
GP Strategies Corp. †(a)	152	2,807
H&E Equipment Services, Inc. †	116	1,743
Healthcare Services Group, Inc.	281	5,446
Heritage-Crystal Clean, Inc. †(a)	100	1,635
Houston Wire & Cable Co.	95	1,038
Huron Consulting Group, Inc. †	102	3,228
ICF International, Inc. †	68	1,621
InnerWorkings, Inc. †(a)	264	3,572
Intersections, Inc.	103	1,633
Kadant, Inc. †(a)	59	1,384
Kaman Corp.	93	2,877
Lydall, Inc. †(a)	165	2,231
Macquarie Infrastructure Co. LLC	187	6,225
Manitex International, Inc. †	182	1,529
MasTec, Inc. †(a)	231	3,474
Matson, Inc.	121	6,443
McGrath RentCorp. (a)	83	2,199
Middleby Corp. †(a)	80	7,969
Miller Industries, Inc.	112	1,784
Mine Safety Appliances Co.	161	6,479
Mistras Group, Inc. †(a)	242	6,360
Mueller Industries, Inc.	166	7,070
Multi-Color Corp.	103	2,291
Navigant Consulting, Inc. †	256	3,236
NL Industries, Inc.	120	1,496
On Assignment, Inc. †	221	3,527
Patrick Industries, Inc. †	427	5,444
PMFG, Inc. †	111	867
Portfolio Recovery Associates, Inc. †	27	2,464

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	121

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Industrials - 13.9% (continued)
Primoris Services Corp.	239	$2,868
Quality Distribution, Inc. †	153	1,697
RailAmerica, Inc. †	161	3,896
Raven Industries, Inc.	75	5,219
RBC Bearings, Inc. †	66	3,122
Roadrunner Transportation Systems, Inc. †	126	2,128
SeaCube Container Leasing Ltd.	255	4,353
Seaspan Corp. (Hong Kong)	86	1,492
Simpson Manufacturing Co., Inc.	190	5,607
Spirit Airlines, Inc. †	233	4,534
Standex International Corp. (a)	60	2,554
Sun Hydraulics Corp. (a)	83	2,016
Taser International, Inc. †	464	2,431
Team, Inc. †(a)	99	3,087
Tennant Co. (a)	62	2,477
Thermon Group Holdings, Inc. †	117	2,423
Titan International, Inc.	137	3,361
Titan Machinery, Inc. †(a)	71	2,156
TRC Cos., Inc. †	244	1,483
Twin Disc, Inc. (a)	79	1,461
United Rentals, Inc. †	164	5,583
United Stationers, Inc.	120	3,234
Universal Truckload Services, Inc.	73	1,104
US Ecology, Inc. (a)	115	2,040
USG Corp. †	578	11,011
Watts Water Technologies, Inc., Class A	58	1,934
Werner Enterprises, Inc. (a)	267	6,379
XPO Logistics, Inc. †(a)	226	3,797

		333,516

Information Technology - 16.0%
3D Systems Corp. †(a)	257	8,774
ACI Worldwide, Inc. †(a)	147	6,499
Actuate Corp. †(a)	330	2,287
Agilysys, Inc. †	234	2,029
American Software, Inc., Class A (a)	231	1,836
AOL, Inc. †	173	4,858
Aspen Technology, Inc. †	384	8,890
ATMI, Inc. †(a)	113	2,324
AuthenTec, Inc. †	400	1,732
Bankrate, Inc. †	130	2,391
Blackbaud, Inc. (a)	186	4,775
Blucora, Inc. †	206	2,538
Bottomline Technologies, Inc. †	106	1,913
Brightpoint, Inc. †(a)	305	1,650
BroadSoft, Inc. †(a)	49	1,419
Brooks Automation, Inc. (a)	216	2,039
CACI International, Inc., Class A †(a)	39	2,146
CalAmp Corp. †	349	2,558
Cardtronics, Inc. †	192	5,800
Cass Information Systems, Inc. (a)	57	2,294
CEVA, Inc. †(a)	113	1,990
Cirrus Logic, Inc. †(a)	444	13,267
Clearfield, Inc. †	208	1,000
Cognex Corp.	236	7,469
Coherent, Inc. †	68	2,944
CommVault Systems, Inc. †	72	3,569
Computer Task Group, Inc. †(a)	144	2,159

	SHARES	VALUE (Note 3)
Information Technology - 16.0% (continued)
Comtech Telecommunications Corp.	107	$3,058
Comverse Technology, Inc. †	363	2,113
Cornerstone OnDemand, Inc. †	216	5,143
CoStar Group, Inc. †(a)	108	8,770
CVD Equipment Corp. †	115	1,479
Datalink Corp. †	194	1,853
DealerTrack Holdings, Inc. †	171	5,149
Deltek, Inc. †	205	2,376
Digi International, Inc. †(a)	137	1,403
eGain Communications Corp. †	191	1,041
Electro Rent Corp. (a)	141	2,288
Electronics for Imaging, Inc. †	183	2,974
Ellie Mae, Inc. †	145	2,610
Entegris, Inc. †	550	4,697
ePlus, Inc. †	69	2,232
Euronet Worldwide, Inc. †(a)	143	2,448
ExlService Holdings, Inc. †	162	3,992
Fair Isaac Corp.	165	6,976
FARO Technologies, Inc. †	79	3,324
FEI Co. †	155	7,415
Global Cash Access Holdings, Inc. †(a)	470	3,389
Globecomm Systems, Inc. †	166	1,683
Glu Mobile, Inc. †(a)	416	2,309
GSI Group, Inc. †	137	1,570
GT Advanced Technologies, Inc. †(a)	207	1,093
Hackett Group, Inc./The †(a)	376	2,094
Heartland Payment Systems, Inc.	174	5,234
Insight Enterprises, Inc. †(a)	194	3,265
Integrated Silicon Solution, Inc. †	174	1,756
j2 Global, Inc. (a)	128	3,382
JDA Software Group, Inc. †	65	1,930
Kenexa Corp. †	130	3,774
Keynote Systems, Inc.	110	1,633
Kulicke & Soffa Industries, Inc. †	235	2,096
Lattice Semiconductor Corp. †	450	1,696
Liquidity Services, Inc. †	226	11,569
LivePerson, Inc. †(a)	246	4,689
Majesco Entertainment Co. †	597	1,194
Manhattan Associates, Inc. †	104	4,754
MAXIMUS, Inc.	137	7,090
Measurement Specialties, Inc. †	59	1,918
Mentor Graphics Corp. †	289	4,335
MicroStrategy, Inc., Class A †	34	4,415
MKS Instruments, Inc.	143	4,137
Monotype Imaging Holdings, Inc. †	188	3,153
MTS Systems Corp.	53	2,043
Nanometrics, Inc. †(a)	125	1,920
NETGEAR, Inc. †	113	3,900
NIC, Inc.	297	3,772
Opnet Technologies, Inc. (a)	106	2,818
OSI Systems, Inc. †	84	5,320
PC Connection, Inc. (a)	132	1,402
PDF Solutions, Inc. †	254	2,507
Pegasystems, Inc.	54	1,781
Procera Networks, Inc. †(a)	134	3,257
PROS Holdings, Inc. †	171	2,876
QAD, Inc., Class A †	107	1,521
Richardson Electronics Ltd.	132	1,628

The accompanying notes are an integral part of these financial statements.	(Continued)

122	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Information Technology - 16.0% (continued)
Rogers Corp. †	60	$2,377
Saba Software, Inc. †(a)	188	1,745
Sapient Corp. (a)	247	2,487
ScanSource, Inc. †(a)	78	2,390
SciQuest, Inc. †	176	3,161
Semtech Corp. †	332	8,074
Silicon Graphics International Corp. †(a)	221	1,419
Sourcefire, Inc. †(a)	189	9,715
SPS Commerce, Inc. †(a)	179	5,438
SS&C Technologies Holdings, Inc. †	101	2,525
Stamps.com, Inc. †	180	4,441
Super Micro Computer, Inc. †(a)	181	2,871
Synaptics, Inc. †(a)	126	3,607
Synchronoss Technologies, Inc. †(a)	143	2,641
Telular Corp.	162	1,497
TiVo, Inc. †	368	3,043
Transwitch Corp. †	380	418
Tyler Technologies, Inc. †	137	5,528
Ultimate Software Group, Inc. †(a)	83	7,397
Ultratech, Inc. †	112	3,528
Unisys Corp. †(a)	76	1,486
USA Technologies, Inc. †	881	1,269
ValueClick, Inc. †	209	3,425
VirnetX Holding Corp. †(a)	80	2,820
Volterra Semiconductor Corp. †	75	1,759
Web.com Group, Inc. †	212	3,884
Zygo Corp. †	126	2,250

		382,589

Materials - 4.3%
ADA-ES, Inc. †	175	4,440
AMCOL International Corp. (a)	59	1,670
American Vanguard Corp. (a)	194	5,158
Balchem Corp.	132	4,304
Buckeye Technologies, Inc.	156	4,444
Calgon Carbon Corp. †	158	2,247
Core Molding Technologies, Inc. †	248	2,044
Deltic Timber Corp. (a)	41	2,500
Eagle Materials, Inc.	213	7,953
Flotek Industries, Inc. †(a)	274	2,559
Friedman Industries, Inc.	127	1,292
Graphic Packaging Holding Co. †	998	5,489
H.B. Fuller Co.	215	6,600
Haynes International, Inc.	62	3,158
Innophos Holdings, Inc.	147	8,300
Innospec, Inc. †	119	3,524
KapStone Paper and Packaging Corp. †	146	2,314
LSB Industries, Inc. †	79	2,442
Material Sciences Corp. †	165	1,353
Midway Gold Corp. †(a)	617	858
Myers Industries, Inc.	203	3,483
Olin Corp.	256	5,348
Paramount Gold and Silver Corp. †(a)	449	1,078
PH Glatfelter Co. (a)	228	3,732
RTI International Metals, Inc. †(a)	55	1,245
Schweitzer-Mauduit International, Inc.	69	4,702

	SHARES	VALUE (Note 3)
Materials - 4.3% (continued)
Stepan Co. (a)	42	$3,956
Tredegar Corp.	103	1,500
United States Lime & Minerals, Inc. †(a)	32	1,493
Universal Stainless & Alloy †(a)	48	1,973
Worthington Industries, Inc.	103	2,108

		103,267

Telecommunication Services - 1.0%
8x8, Inc. †	552	2,318
Atlantic Tele-Network, Inc. (a)	74	2,496
Cincinnati Bell, Inc. †(a)	883	3,285
Cogent Communications Group, Inc. †	214	4,120
Consolidated Communications Holdings, Inc.	147	2,176
Elephant Talk Communications, Inc. †	374	628
HickoryTech Corp. (a)	139	1,544
inContact, Inc. †	395	1,979
Premiere Global Services, Inc. †	278	2,332
Primus Telecommunications Group, Inc.	78	1,215
Vonage Holdings Corp. †	714	1,435

		23,528

Utilities - 3.8%
ALLETE, Inc. (a)	148	6,186
Artesian Resources Corp., Class A	114	2,456
Atlantic Power Corp.	201	2,575
Avista Corp.	233	6,221
Black Hills Corp.	160	5,147
Chesapeake Utilities Corp.	72	3,148
El Paso Electric Co.	166	5,505
Laclede Group, Inc./The	99	3,941
MGE Energy, Inc.	78	3,689
Middlesex Water Co.	156	2,964
Northwest Natural Gas Co.	160	7,616
NorthWestern Corp.	270	9,909
PNM Resources, Inc. (a)	532	10,395
South Jersey Industries, Inc.	185	9,429
Unitil Corp.	94	2,491
UNS Energy Corp.	146	5,608
York Water Co.	145	2,594

		89,874

TOTAL COMMON STOCKS (cost $2,294,490)		2,377,481

EXCHANGE-TRADED FUNDS - 0.5%

Mutual Fund - 0.5%
iShares Russell 2000 Index Fund (a) (cost $10,774)	147	11,709

MONEY MARKET FUNDS - 2.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b) (cost $47,865)	47,865	47,865

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	123

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 25.0%
J.P. Morgan Prime Money Market Fund -
Capital Shares, 0.170% (2)(b)(c) (cost $598,777)	598,777	$598,777

TOTAL INVESTMENTS - 126.8% (cost $2,951,906)		3,035,832

LIABILITIES IN EXCESS OF OTHER ASSETS - (26.8%)		(641,730)

NET ASSETS - 100.0%		$2,394,102

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $582,328; cash collateral of $598,777 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of June 30, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

124	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 99.2%	SHARES	VALUE (Note 3)
Australia - 5.7%
Amcor Ltd.	586	$4,278
Brambles Ltd.	322	2,042
Campbell Brothers Ltd.	59	3,308
Coca-Cola Amatil Ltd.	386	5,305
Dexus Property Group REIT	4,204	4,023
GPT Group REIT	1,253	4,238
Iluka Resources Ltd.	215	2,537
Mesoblast Ltd.†	152	975
Mirvac Group REIT	2,298	3,020
National Australia Bank Ltd. (a)	696	16,953
New Hope Corp. Ltd.	547	2,260
Orica Ltd.	113	2,878
QR National Ltd.	4,408	15,441
Ramsay Health Care Ltd.	161	3,741
Santos Ltd.	278	3,062
Telecom Corp of New Zealand Ltd. (a)	1,966	3,799
Telstra Corp. Ltd.	9,114	34,532
Washington H Soul Pattinson & Co., Ltd.	155	2,198
Wesfarmers Ltd.	278	8,557
Westfield Retail Trust REIT	5,624	16,496
Westpac Banking Corp. (a)	1,261	27,535
Whitehaven Coal Ltd.	187	804

		167,982

Austria - 0.1%
Lenzing AG	12	991
Strabag SE	102	2,346

		3,337

Belgium - 2.5%
Anheuser-Busch InBev NV	732	57,712
Belgacom SA	94	2,673
RTL Group SA	62	5,730
Telenet Group Holding NV	74	3,238
UCB SA	98	4,951

		74,304

Bermuda - 0.2%
Gulf Keystone Petroleum Ltd. †	2,240	5,744

Canada - 10.0% (1)
Alimentation Couche Tard, Inc., Class B	100	4,367
AltaGas Ltd.	100	2,844
AuRico Gold, Inc. †	200	1,607
Bank of Montreal	100	5,526
Barrick Gold Corp.	100	3,767
BCE, Inc.	449	18,514
Boardwalk Real Estate Investment Trust REIT	100	5,757
Brookfield Office Properties, Inc.	100	1,750
Calloway Real Estate Investment Trust REIT	100	2,750
Canadian National Railway Co.	200	16,914
Canadian Utilities Ltd., Class A	100	6,527
CGI Group, Inc., Class A †	100	2,403
Crescent Point Energy Corp.	100	3,732
Dollarama, Inc.	389	23,376
Eldorado Gold Corp.	200	2,463
Empire Co., Ltd., Class A	100	5,271

	SHARES	VALUE (Note 3)
Canada - 10.0% (1) (continued)
Enbridge, Inc.	480	$19,170
Ensign Energy Services, Inc.	100	1,375
First Capital Realty, Inc.	100	1,802
First Majestic Silver Corp. †	100	1,444
First Quantum Minerals Ltd.	100	1,768
Fortis, Inc.	100	3,172
Franco-Nevada Corp.	100	4,522
H&R Real Estate Investment Trust REIT	100	2,406
Husky Energy, Inc.	200	5,000
IAMGOLD Corp.	200	2,365
IGM Financial, Inc.	100	3,933
Intact Financial Corp.	100	6,226
Jean Coutu Group PJC, Inc./The, Class A	200	2,955
Loblaw Cos., Ltd.	100	3,182
Lululemon Athletica, Inc. †	100	5,960
Metro, Inc. (a)	100	5,120
National Bank of Canada	100	7,148
New Gold, Inc. †	300	2,861
Onex Corp.	100	3,883
Open Text Corp. †	100	5,010
Paramount Resources Ltd., Class A †	100	2,404
Pembina Pipeline Corp.	100	2,556
Precision Drilling Corp. †	200	1,361
Progress Energy Resources Corp.	200	3,943
RioCan Real Estate Investment Trust REIT (a)	100	2,721
Rogers Communications, Inc., Class B	275	9,970
Royal Bank of Canada	100	5,123
Shaw Communications, Inc., Class B	100	1,890
Shoppers Drug Mart Corp.	296	11,935
TELUS Corp.	282	16,935
Tim Hortons, Inc.	100	5,272
TMX Group, Inc.	100	4,558
Toronto-Dominion Bank/The	26	2,035
TransAlta Corp.	100	1,694
TransCanada Corp.	200	8,382
Trilogy Energy Corp.	100	2,310
Valeant Pharmaceuticals International, Inc. †	100	4,486
Vermilion Energy, Inc.	100	4,515
Yamana Gold, Inc.	300	4,629

		293,589

Denmark - 1.7%
Coloplast A/S, Class B	18	3,237
Novo Nordisk A/S, Class B	274	39,740
Novozymes A/S, B Shares	153	3,967
William Demant Holding A/S †	39	3,506

		50,450

Finland - 0.5%
Elisa OYJ	122	2,457
Kone OYJ, Class B	134	8,093
Sampo OYJ, A Shares	156	4,047

		14,597

France - 6.6%
Air Liquide SA	161	18,407
AXA SA	277	3,703

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	125

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
France - 6.6% (continued)
Cie Generale d’Optique Essilor International SA	83	$7,711
Danone SA	363	22,559
Dassault Systemes SA	53	4,973
European Aeronautic Defence and Space Co. NV	496	17,603
Eutelsat Communications SA	106	3,261
Hermes International	35	10,753
Iliad SA	21	3,041
LVMH Moet Hennessy Louis Vuitton SA	196	29,829
Pernod-Ricard SA	92	9,838
Sanofi	616	46,632
Sodexo	65	5,061
Technip SA	46	4,794
Total SA	30	1,350
Unibail-Rodamco SE REIT	24	4,421

		193,936

Germany - 5.3%
Adidas AG	258	18,493
Bayerische Motoren Werke AG	248	17,947
Beiersdorf AG	64	4,149
Brenntag AG	86	9,517
Deutsche Postbank AG †	67	2,412
Fresenius Medical Care AG & Co. KGaA	109	7,698
Fresenius SE & Co. KGaA	61	6,316
GEA Group AG	93	2,479
Hannover Rueckversicherung AG	53	3,157
Kabel Deutschland Holding AG †	91	5,671
Linde AG	163	25,386
Merck KGaA	78	7,789
SAP AG	672	39,793
Suedzucker AG	113	4,009

		154,816

Hong Kong - 2.8%
AIA Group Ltd.	1,800	6,217
Cheung Kong Infrastructure Holdings Ltd.	1,000	6,054
China Metal Recycling Holdings Ltd. (a)	2,400	1,784
China Overseas Grand Oceans Group Ltd.	500	452
CLP Holdings Ltd.	1,000	8,499
Dah Chong Hong Holdings Ltd.	2,000	1,800
First Pacific Co., Ltd.	2,000	2,075
Galaxy Entertainment Group Ltd. †	2,000	5,032
Giordano International Ltd.	2,000	1,427
Hong Kong & China Gas Co., Ltd.	2,200	4,673
Link REIT/The REIT	1,000	4,099
Luk Fook Holdings International Ltd.	1,000	2,098
Melco International Development Ltd.	2,000	1,618
Power Assets Holdings Ltd.	1,000	7,504
Sands China Ltd.	6,000	19,302
SJM Holdings Ltd.	1,000	1,874
SmarTone Telecommunications Holdings Ltd.	1,500	2,912
Stella International Holdings Ltd.	1,000	2,478
Vinda International Holdings Ltd.	1,000	1,493
Yingde Gases	1,000	915

		82,306

	SHARES	VALUE (Note 3)
Israel - 0.3%
EZchip Semiconductor Ltd. †	51	$2,136
Mellanox Technologies Ltd. †	77	5,462

		7,598

Italy - 1.0%
Davide Campari-Milano SpA	430	2,995
Eni SpA	799	16,975
Lottomatica Group SpA	157	3,030
Luxottica Group SpA	114	3,981
Pirelli & C. SpA	343	3,618

		30,599

Japan - 26.8%
Acom Co., Ltd. †	100	1,984
Aeon Co., Ltd.	200	2,493
Aeon Credit Service Co., Ltd.	100	1,855
Aozora Bank Ltd.	1,000	2,381
Asahi Group Holdings Ltd.	100	2,148
Astellas Pharma, Inc.	300	13,092
Autobacs Seven Co., Ltd.	100	4,898
Bridgestone Corp.	400	9,186
Calbee, Inc.	200	12,559
Capcom Co., Ltd.	100	2,093
Century Tokyo Leasing Corp.	100	1,875
Credit Saison Co., Ltd.	100	2,223
CyberAgent, Inc.	1	2,569
Dainippon Sumitomo Pharma Co., Ltd.	300	3,065
Don Quijote Co., Ltd.	100	3,444
East Japan Railway Co.	600	37,675
Eisai Co., Ltd.	100	4,379
FamilyMart Co., Ltd.	100	4,577
FANUC Corp.	200	32,876
Fast Retailing Co., Ltd.	100	20,009
Gree, Inc. (a)	500	9,946
Heiwa Corp.	100	1,874
Hiroshima Bank Ltd./The	1,000	3,607
Hitachi Ltd.	5,000	30,829
Hitachi Transport System Ltd.	200	3,698
Hoshizaki Electric Co., Ltd.	100	2,531
House Foods Corp.	100	1,699
Hulic Co. Ltd.	600	3,300
Inpex Corp.	1	5,617
ITOCHU Corp.	1,800	18,919
Itochu Techno-Solutions Corp.	100	4,826
Japan Tobacco, Inc.	2,000	59,251
JS Group Corp.	100	2,110
Kajima Corp.	1,000	2,936
Kakaku.com, Inc.	100	3,393
KDDI Corp.	2	12,902
Keihan Electric Railway Co., Ltd.	1,000	4,782
Kintetsu Corp.	3,000	11,961
Kobayashi Pharmaceutical Co., Ltd.	100	5,561
Komeri Co., Ltd.	100	2,626
Konami Corp.	100	2,266
K’s Holdings Corp. (a)	100	2,923
Lawson, Inc.	300	20,979
M3, Inc.	1	4,786
Mitsubishi Heavy Industries, Ltd.	1,000	4,065
Mitsubishi UFJ Financial Group, Inc.	10,900	52,221

The accompanying notes are an integral part of these financial statements.	(Continued)

126	AQR Funds	Semi-Annual Report	June 2012

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Japan - 26.8% (continued)
Mitsui Fudosan Co., Ltd.	1,000	$19,403
Nabtesco Corp.	100	2,230
Namco Bandai Holdings, Inc.	200	2,743
Nikon Corp.	600	18,264
Nippon Telegraph & Telephone Corp.	400	18,652
Nissan Motor Co., Ltd.	3,400	32,285
Nissin Foods Holdings Co., Ltd.	100	3,803
Nitori Holdings Co., Ltd.	50	4,728
Nomura Research Institute Ltd.	100	2,201
NTT DOCOMO, Inc.	9	14,976
OJI Paper Co., Ltd.	1,000	3,832
Ono Pharmaceutical Co., Ltd.	100	6,284
Otsuka Holdings Co., Ltd.	500	15,348
Park24 Co., Ltd.	200	2,954
Pola Orbis Holdings, Inc.	400	12,367
Rakuten, Inc.	600	6,203
Sanrio Co., Ltd.	100	3,646
Santen Pharmaceutical Co., Ltd.	100	4,109
Sega Sammy Holdings, Inc.	100	2,034
Seven & I Holdings Co., Ltd.	700	21,102
SKY Perfect JSAT Holdings, Inc.	6	2,703
Square Enix Holdings Co., Ltd.	100	1,575
Sugi Holdings Co., Ltd.	100	3,281
Sumitomo Mitsui Financial Group, Inc.	1,000	33,035
Sumitomo Rubber Industries Ltd.	200	2,605
Taiheiyo Cement Corp.	4,000	9,185
Taisei Corp.	1,000	2,680
Toho Co., Ltd.	200	3,460
Toho Gas Co., Ltd.	1,000	6,206
Tokyu Corp.	1,000	4,707
Toray Industries, Inc.	1,000	6,819
Toyota Motor Corp.	700	28,254
Unicharm Corp.	400	22,769
USS Co., Ltd.	30	3,237
West Japan Railway Co.	100	4,114
Yakult Honsha Co., Ltd.	100	3,916
Yamada Denki Co., Ltd.	40	2,048
Yamato Holdings Co., Ltd.	200	3,220
Yokogawa Electric Corp.	300	3,102
Zensho Holdings Co., Ltd.	200	2,502

		791,571

Netherlands - 4.6%
ASML Holding NV	289	14,842
Heineken NV	82	4,276
Koninklijke Ahold NV	658	8,151
Royal Dutch Shell PLC, Class A	1,781	60,110
Unilever NV CVA	1,472	49,173

		136,552

Norway - 1.5%
Gjensidige Forsikring ASA	196	2,284
Golar LNG Ltd.	70	2,671
Seadrill Ltd.	170	6,063
Statoil ASA	962	22,942
Telenor ASA	565	9,446
TGS Nopec Geophysical Co. ASA	82	2,214

		45,620

	SHARES	VALUE (Note 3)
Portugal - 0.2%
Galp Energia SGPS SA	140	$1,775
Jeronimo Martins SGPS SA	313	5,292

		7,067

Singapore - 2.5%
Ascendas Real Estate Investment Trust REIT	1,000	1,706
Fraser and Neave Ltd.	1,000	5,568
Global Logistic Properties Ltd. †	1,000	1,665
Jardine Matheson Holdings Ltd.	400	19,484
Jardine Strategic Holdings Ltd.	500	15,370
Singapore Telecommunications Ltd.	10,000	26,188
StarHub Ltd.	1,000	2,710

		72,691

Spain - 2.0%
Abertis Infraestructuras SA	340	4,595
CaixaBank (a)	381	1,240
Endesa SA	148	2,599
Ferrovial SA	390	4,398
Gas Natural SDG SA	438	5,624
Inditex SA	314	32,457
Mapfre SA (a)	1,513	3,078
Repsol YPF SA (a)	400	6,430

		60,421

Sweden - 1.9%
Elekta AB, B Shares	61	2,788
Getinge AB, B Shares	138	3,424
Hennes & Mauritz AB, B Shares	1,000	35,894
Lundin Petroleum AB †	118	2,209
Swedbank AB, A Shares	166	2,615
Swedish Match AB	114	4,595
Tele2 AB, B Shares	227	3,517

		55,042

Switzerland - 5.4%
Lindt & Spruengli AG †	1	3,090
Nestle SA	550	32,823
Novartis AG	589	32,932
Roche Holding AG	454	78,421
Schindler Holding AG	32	3,578
SGS SA	2	3,750
Syngenta AG	10	3,423

		158,017

United Kingdom - 17.6%
Aggreko PLC	133	4,325
ARM Holdings PLC	591	4,682
Associated British Foods PLC	210	4,225
AstraZeneca PLC	50	2,234
Babcock International Group PLC	190	2,545
BG Group PLC	687	14,064
BP PLC	740	4,942
British American Tobacco PLC	1,218	61,923
British Land Co. PLC REIT	245	1,962
British Sky Broadcasting Group PLC	451	4,917
BT Group PLC	2,618	8,675
Bunzl PLC	221	3,612

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2012	127

Schedule of Investments	June 30, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
United Kingdom - 17.6% (continued)
Burberry Group PLC	203	$4,227
Compass Group PLC	1,417	14,874
Croda International PLC	111	3,944
Diageo PLC	1,320	34,023
Experian PLC	391	5,516
Fresnillo PLC	272	6,230
G4S PLC	681	2,976
GlaxoSmithKline PLC	2,481	56,354
Imperial Tobacco Group PLC	538	20,728
Intertek Group PLC	94	3,938
Kingfisher PLC	1,009	4,552
Land Securities Group PLC REIT	307	3,557
Legal & General Group PLC	1,967	3,933
Meggitt PLC	501	3,032
National Grid PLC	2,270	24,057
Next PLC	241	12,101
Pearson PLC	343	6,806
Prudential PLC	327	3,792
Randgold Resources Ltd.	40	3,591
Reckitt Benckiser Group PLC	319	16,861
Rexam PLC	527	3,478
Rolls-Royce Holdings PLC †	1,309	17,642
SABMiller PLC	649	26,039
Sage Group PLC/The	697	3,034
Severn Trent PLC	173	4,485
Shire PLC	214	6,157
SSE PLC	372	8,115
Standard Life PLC	762	2,790
Tate & Lyle PLC	322	3,270
Tesco PLC	1,089	5,292
Tullow Oil PLC	321	7,419
United Utilities Group PLC	372	3,941
Vodafone Group PLC	22,882	64,316
Weir Group PLC/The	123	2,956
WM Morrison Supermarkets PLC	1,127	4,703
Wolseley PLC	82	3,056

		519,891

TOTAL COMMON STOCKS (cost $2,892,314)		2,926,130

PREFERRED STOCKS - 0.0% (b)
United Kingdom - 0.0% (b)
Rolls-Royce Holdings PLC (3)†(c) (cost $—)	70,702	111

EXCHANGE-TRADED FUNDS - 0.4% (1)
iShares MSCI EAFE Index Fund (cost $9,339)	199	9,942

RIGHTS - 0.0% (b)
Australia - 0.0% (b)
Brambles Ltd. (3)†(c) (cost $—)	16	2

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 1.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional
Shares, 0.000% (d) (cost $46,947)	46,947	$46,947

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 1.5%
J.P. Morgan Prime Money Market Fund -
Capital Shares, 0.170% (d)(e) (cost $44,494)	44,494	44,494

TOTAL INVESTMENTS - 102.7% (cost $2,993,094)		3,027,626

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7%)		(78,835)

NET ASSETS - 100.0%		$2,948,791

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $42,311; cash collateral of $44,494 was received with which the Fund purchased a money market fund.
(b)	Represents less than 0.05 percent of net assets.
(c)	Security fair valued at June 30, 2012 using procedures approved by the Board of Trustees. The total value of positions fair valued was $113 or 0.0% of total net assets.
(d)	Represents annualized seven-day yield as of June 30, 2012.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2, with respect to ASC 820 unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$457,568	15.5%
Consumer Staples	610,416	20.7
Energy	229,037	7.8
Financials	311,169	10.6
Health Care	370,153	12.6
Industrials	325,658	11.0
Information Technology	142,566	4.8
Materials	127,073	4.3
Mutual Fund	9,942	0.3
Telecommunication Services	259,452	8.8
Utilities	93,151	3.2
Money Market Funds	91,441	3 .1

Total Investments	3,027,626	102.7
Liabilities in Excess of Other Assets	(78,835)	(2.7)

Net Assets	$2,948,791	100.0%

The accompanying notes are an integral part of these financial statements.

128	AQR Funds	Semi-Annual Report	June 2012

Statements of Assets and Liabilities	June 30, 2012 (Unaudited)

	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR DIVERSIFIED ARBITRAGE FUND
ASSETS:
Investments in securities, at cost	$372,456,726	$550,836,248	$2,637,986,601

Investments in securities, at value*	$409,762,263	$553,373,806	$2,701,530,840
Cash (including foreign currency of $1,996,029, $2,586,335 and $5,718,507, respectively)	1,971,960	2,196,335	11,615,395
Due from brokers	7,953,563	11,622,832	797,957,158
Unrealized appreciation on forward foreign currency exchange contracts	907,559	2,918,388	2,139,927
Swaps, at value	299,546	73,119	6,081,612
Unrealized appreciation on futures contracts	3,495,247	5,842,951	—
Receivables:
Securities sold	522,511	359,531	32,240,342
Foreign tax reclaim	567,507	1,030,192	26,271
Dividends and interest	706,962	1,008,481	14,936,186
Capital shares sold	—	17,277	7,292,113
Prepaid expenses	23,189	29,572	332,020
Total Assets	426,210,307	578,472,484	3,574,151,864
LIABILITIES:
Securities sold short, at value (proceeds $—, $— and $1,024,615,510, respectively)	—	—	1,054,304,957
Options written, at value (proceeds $—, $— and $588,893, respectively)	—	—	568,385
Due to brokers	—	—	100,000
Swaps, at value	—	—	85
Unrealized depreciation on futures contracts	—	—	2,914,375
Payables:
Securities purchased	523,982	356,877	36,645,656
Collateral received on securities loaned	2,790,518	15,916,159	208,312
Accrued Investment advisory fees	130,745	195,538	1,946,280
Accrued Shareholder servicing fees	916	41,578	—
Accrued Distribution fees—Class N	306	2,656	146,005
Capital shares redeemed	656,124	16,615	8,832,661
Dividends and interest payable on securities sold short	—	—	824,848
Other accrued expenses and liabilities	143,419	223,674	772,537
Total Liabilities	4,246,010	16,753,097	1,107,264,101
Net Assets	$421,964,297	$561,719,387	$2,466,887,763

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$382,782,547	$579,201,511	$2,476,211,316
Undistributed (accumulated) net investment income (loss)	9,263,429	15,183,412	12,982,461
Undistributed (accumulated) net realized gain (loss)	(12,427,857)	(44,050,579)	(55,885,134)
Net unrealized appreciation (depreciation)	42,346,178	11,385,043	33,579,120
Net Assets	$421,964,297	$561,719,387	$2,466,887,763

NET ASSETS:
Class I	$2,070,547	$162,356,277	$1,753,270,286
Class N	1,555,715	13,667,915	713,617,477
Class Y	418,338,035	385,695,195	—
SHARES OUTSTANDING:
Class I	197,154	18,291,007	159,263,057
Class N	148,594	1,515,271	65,154,525
Class Y	39,718,351	41,558,187	—
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$10.50	$8.88	$11.01
Class N	$10.47	$9.02	$10.95
Class Y	$10.53	$9.28	—

Foreign currency at cost of $1,982,542, $2,573,280 and $5,672,419, respectively.
*	Investments in securities includes the market value of securities out on loan of $2,637,745, $15,081,505 and $198,049, respectively.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	129

Statements of Assets and Liabilities	June 30, 2012 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR RISK PARITY FUND**	AQR MULTI-STRATEGY ALTERNATIVE FUND**
ASSETS:
Investments in securities, at cost	$1,551,064,930	$614,782,068	$563,373,784

Investments in securities, at value*	$1,551,064,930	$614,155,553	$571,112,104
Cash (including foreign currency of $5,796,725, $2,677,965 and $1,280,508, respectively)	144,443,720	17,284,700	2,392,700
Due from brokers	91,298,685	25,341,448	252,068,443
Unrealized appreciation on forward foreign currency exchange contracts	—	—	474,922
Swaps, at value	714	205,861	—
Receivables:
Securities sold	65,848	1,134,750	6,622,237
Foreign tax reclaim	—	—	148,803
Dividends and interest	26,908	1,814,886	1,123,243
Capital shares sold	3,948,524	29,261,747	3,957,274
Prepaid expenses	110,366	30,413	38,591
Total Assets	1,790,959,695	689,229,358	837,938,317
LIABILITIES:
Securities sold short, at value (proceeds $—, $— and $302,163,459, respectively)	—	—	301,802,029
Options written, at value (proceeds $—, $— and $75,390, respectively)	—	—	75,095
Unrealized depreciation on forward foreign currency exchange contracts	19,432,738	485,121	—
Swaps, at value	5,427,849	2,723,690	6,305,775
Unrealized depreciation on futures contracts	18,787,749	1,689,019	752,141
Payables:
Securities purchased	130,675	1,156,034	6,445,464
Collateral received on securities loaned	—	—	3,598,831
Accrued Investment advisory fees	1,482,802	389,650	717,233
Accrued Distribution fees—Class N	88,361	20,022	5,087
Capital shares redeemed	1,424,104	1,268,841	83,724
Dividends and interest payable on securities sold short	—	—	180,839
Other accrued expenses and liabilities	401,899	261,412	281,604
Total Liabilities	47,176,177	7,993,789	320,247,822
Net Assets	$1,743,783,518	$681,235,569	$517,690,495

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$1,794,304,531	$660,131,713	$522,045,250
Undistributed (accumulated) net investment income (loss)	6,772,588	(1,790,713)	(4,107,300)
Undistributed (accumulated) net realized gain (loss)	(13,764,749)	24,554,630	(2,338,345)
Net unrealized appreciation (depreciation)	(43,528,852)	(1,660,061)	2,090,890
Net Assets	$1,743,783,518	$681,235,569	$517,690,495

NET ASSETS:
Class I	$1,316,382,194	$578,103,517	$492,646,127
Class N	427,401,324	103,132,052	25,044,368
SHARES OUTSTANDING:
Class I	137,765,484	52,091,313	50,678,829
Class N	44,885,846	9,325,384	2,579,832
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$9.56	$11.10	$9.72
Class N	$9.52	$11.06	$9.71

Foreign currency at cost of $5,777,352, $2,660,564 and $1,263,337, respectively.
*	Investments in securities includes the market value of securities out on loan of $—, $— and $3,624,625, respectively.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

130	AQR Funds	Semi-Annual Report	June 2012

Statements of Assets and Liabilities	June 30, 2012 (Unaudited)

	AQR MOMENTUM FUND	AQR SMALL CAP MOMENTUM FUND	AQR INTERNATIONAL MOMENTUM FUND
ASSETS:
Investments in securities, at cost	$403,583,909	$112,949,279	$101,589,213

Investments in securities, at value*	$450,254,035	$127,716,092	$107,493,252
Cash (including foreign currency of $—, $— and $197,031, respectively)	—	—	198,202
Due from brokers	121,809	39,870	—
Unrealized appreciation on futures contracts	39,501	18,636	—
Receivables:
Securities sold	759	—	53,611
Foreign tax reclaim	—	—	81,302
Dividends and interest	541,710	89,059	204,884
Capital shares sold	350,918	76,438	84,504
Prepaid expenses	29,698	19,673	16,423

Total Assets	451,338,430	127,959,768	108,132,178
LIABILITIES:
Due to custodian	—	96,316	—
Payables:
Securities purchased	—	—	53,216
Collateral received on securities loaned	7,396,301	1,933,279	2,519,536
Accrued Investment advisory fees	52,990	26,254	14,793
Accrued Shareholder servicing fees	53,006	14,713	12,359
Capital shares redeemed	147,294	39,721	22,642
Other accrued expenses and liabilities	188,863	104,256	100,847

Total Liabilities	7,838,454	2,214,539	2,723,393

Net Assets	$443,499,976	$125,745,229	$105,408,785

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$410,001,751	$113,482,053	$111,671,303
Undistributed (accumulated) net investment income (loss)	3,577,846	363,653	1,746,294
Undistributed (accumulated) net realized gain (loss)	(16,789,248)	(2,885,926)	(13,911,096)
Net unrealized appreciation (depreciation)	46,709,627	14,785,449	5,902,284

Net Assets	$443,499,976	$125,745,229	$105,408,785

NET ASSETS:
Class L	$443,499,976	$125,745,229	$105,408,785
SHARES OUTSTANDING:
Class L	28,573,986	8,163,902	8,870,074
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class L	$15.52	$15.40	$11.88

Foreign currency at cost of $—, $— and $197,000, respectively.
*	Investments in securities includes the market value of securities out on loan of $7,216,245, $1,868,105 and $2,392,008, respectively.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	131

Statements of Assets and Liabilities	June 30, 2012 (Unaudited)

	AQR TAX-MANAGED MOMENTUM FUND	AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND
ASSETS:
Investments in securities, at cost	$2,863,808	$2,951,906	$2,993,094

Investments in securities, at value*	$3,022,154	$3,035,832	$3,027,626
Cash (including foreign currency of $—, $— and $16,900, respectively)	—	—	16,911
Receivables:
Securities sold	—	—	4,549
Foreign tax reclaim	—	—	1,684
Dividends and interest	3,658	2,216	5,919
Prepaid expenses	12,566	12,566	12,567

Total Assets	3,038,378	3,050,614	3,069,256
LIABILITIES:
Due to custodian	502	1,909	—
Payables:
Securities purchased	—	—	4,564
Collateral received on securities loaned	211,382	598,777	44,494
Due to Investment Advisor	7,428	5,999	1,991
Accrued Shareholder servicing fees	296	281	340
Other accrued expenses and liabilities	51,752	49,546	69,076

Total Liabilities	271,360	656,512	120,465

Net Assets	$2,767,018	$2,394,102	$2,948,791

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$2,587,300	$2,304,375	$2,904,550
Undistributed (accumulated) net investment income (loss)	15,042	7,833	40,853
Undistributed (accumulated) net realized gain (loss)	6,330	(2,032)	(31,201)
Net unrealized appreciation (depreciation)	158,346	83,926	34,589

Net Assets	$2,767,018	$2,394,102	$2,948,791

NET ASSETS:
Class L	$2,767,018	$2,394,102	$2,948,791
SHARES OUTSTANDING:
Class L	255,830	230,179	289,576
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class L	$10.82	$10.40	$10.18

*	Investments in securities includes the market value of securities out on loan of $206,532, $582,328 and $42,311, respectively.
Foreign currency at cost of $—, $— and $16,831, respectively.

The accompanying notes are an integral part of these financial statements.

132	AQR Funds	Semi-Annual Report	June 2012

Statements of Operations	June 30, 2012 (Unaudited)

	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR DIVERSIFIED ARBITRAGE FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2012	FOR THE SIX MONTHS ENDED JUNE 30, 2012	FOR THE SIX MONTHS ENDED JUNE 30, 2012
INVESTMENT INCOME:
Dividend income†	$6,410,037	$11,038,061	$10,306,042
Interest income	—	—	30,704,376
Securities lending income, net	141,785	387,725	141,834
Total Income	6,551,822	11,425,786	41,152,252

EXPENSES:
Investment advisory fees	845,626	1,232,192	11,427,750
Shareholder servicing fees	5,869	254,532	—
Custody, administration & accounting fees	91,808	110,859	405,365
Legal fees	28,467	34,635	179,686
Audit & tax fees	39,848	39,187	111,153
Shareholder reporting fees	5,088	7,679	195,866
Transfer agent fees	6,897	42,361	1,205,939
Trustee fees	13,740	17,796	74,258
Distribution fees—Class N	1,958	14,949	853,761
Dividends and interest on securities sold short	—	—	11,725,821
Recoupment of waiver	—	—	155,808
Other fees	72,327	81,405	543,047
Total Expenses	1,111,628	1,835,595	26,878,454

Less waivers:
Investment advisory fees waived	(4,742)	—	(95,238)
Shareholder servicing fees waived	(5,869)	(197)	—
Net Expenses	1,101,017	1,835,398	26,783,216
Net Investment Income (Loss)	5,450,805	9,590,388	14,369,036

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in securities	6,756,315	(7,023,542)	47,049,002
Foreign currency and foreign currency translations	(150,114)	(164,027)	611,216
Forward foreign currency exchange contracts	950,304	1,044,829	(701,605)
Futures contracts	(3,926,851)	(7,435,445)	(6,738,763)
Securities sold short	—	—	(43,351,292)
Swap and swaps on futures contracts	116,714	(713,951)	(13,596,759)
Written options	—	—	218,996
Net realized gain (loss)	3,746,368	(14,292,136)	(16,509,205)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	9,673,102	12,354,868	81,903,500
Foreign currency and foreign currency translations	(29,523)	(41,233)	(137,735)
Forward foreign currency exchange contracts	1,083,356	3,421,036	1,199,960
Futures contracts	1,187,750	1,796,809	(1,726,915)
Securities sold short	—	—	(61,660,264)
Swap and swaps on futures contracts	404,518	892,413	4,450,463
Written options	—	—	(387,514)
Net change in unrealized appreciation (depreciation)	12,319,203	18,423,893	23,641,495
Net gain (loss) and change in unrealized appreciation (depreciation)	16,065,571	4,131,757	7,132,290
Net increase (decrease) in net assets resulting from operations	$21,516,376	$13,722,145	$21,501,326

† Net of foreign taxes withheld of	$378,455	$984,108	$88,365

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	133

Statements of Operations	June 30, 2012 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR RISK PARITY FUND**	AQR MULTI-STRATEGY ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2012	FOR THE SIX MONTHS ENDED JUNE 30, 2012	FOR THE SIX MONTHS ENDED JUNE 30, 2012
INVESTMENT INCOME:
Dividend income†	$7,697	$25,853	$3,063,194
Interest income	39,146	4,196,427	1,745,829
Total Income	46,843	4,222,280	4,809,023

EXPENSES:
Investment advisory fees	8,448,006	1,973,527	3,772,419
Custody, administration & accounting fees	399,378	119,750	105,057
Legal fees	103,623	29,613	32,583
Audit & tax fees	56,381	67,619	74,503
Shareholder reporting fees	150,581	21,140	19,397
Transfer agent fees	889,421	170,406	214,353
Trustee fees	55,414	15,862	13,115
Distribution fees—Class N	559,305	98,407	40,883
Dividends and interest on securities sold short	—	—	3,725,404
Recoupment of waiver	—	49,864	—
Other fees	121,475	72,015	81,081
Total Expenses	10,783,584	2,618,203	8,078,795

Less waivers:
Investment advisory fees waived	(165,809)	(20,374)	(254,595)
Net Expenses	10,617,775	2,597,829	7,824,200
Net Investment Income (Loss)	(10,570,932)	1,624,451	(3,015,177)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in securities	326,876	(1,814,441)	81,532
Foreign currency and foreign currency translations	(157,136)	(1,678)	97,632
Forward foreign currency exchange contracts	10,333,798	6,005,916	(1,208,738)
Futures contracts	60,625,050	(1,106,278)	(1,865,102)
Securities sold short	—	—	(5,868,790)
Swap and swaps on futures contracts	4,520,808	21,805,714	10,575,483
Written options	—	—	(47,470)
Net realized gain (loss)	75,649,396	24,889,233	1,764,547

Net change in unrealized appreciation (depreciation) on:
Investments in securities	—	694,969	8,504,597
Foreign currency and foreign currency translations	176,078	10,121	(256,819)
Forward foreign currency exchange contracts	(27,969,476)	(1,678,875)	1,097,460
Futures contracts	(38,534,232)	(711,401)	(1,662,105)
Securities sold short	—	—	(226,156)
Swap and swaps on futures contracts	(4,599,980)	(6,836,901)	(6,157,176)
Written options	—	—	295
Net change in unrealized appreciation (depreciation)	(70,927,610)	(8,522,087)	1,300,096
Net gain (loss) and change in unrealized appreciation (depreciation)	4,721,786	16,367,146	3,064,643
Net increase (decrease) in net assets resulting from operations	($5,849,146)	$17,991,597	$49,466

† Net of foreign taxes withheld of	$247	$141	$408,475

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

134	AQR Funds	Semi-Annual Report	June 2012

Statements of Operations	June 30, 2012 (Unaudited)

	AQR MOMENTUM FUND	AQR SMALL CAP MOMENTUM FUND	AQR INTERNATIONAL MOMENTUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2012	FOR THE SIX MONTHS ENDED JUNE 30, 2012	FOR THE SIX MONTHS ENDED JUNE 30, 2012
INVESTMENT INCOME:
Dividend income†	$3,810,570	$697,280	$1,909,467
Interest income	152	98	—
Securities lending income, net	21,334	14,106	55,386

Total Income	3,832,056	711,484	1,964,853

EXPENSES:
Investment advisory fees	484,801	200,200	164,862
Shareholder servicing fees	290,883	85,801	70,656
Custody, administration & accounting fees	62,634	32,043	30,433
Legal fees	20,853	7,285	6,503
Audit & tax fees	24,670	24,391	30,772
Shareholder reporting fees	17,908	7,741	7,372
Transfer agent fees	202,634	63,295	53,585
Trustee fees	12,143	3,800	3,017
Other fees	53,774	20,026	36,909
Total Expenses	1,170,300	444,582	404,109

Less waivers:
Investment advisory fees waived	—	—	(22,220)
Shareholder servicing fees waived	(199,813)	(66,368)	(70,656)

Net Expenses	970,487	378,214	311,233

Net Investment Income (Loss)	2,861,569	333,270	1,653,620

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in securities	4,733,966	2,891,890	(1,244,095)
Foreign currency and foreign currency translations	—	—	(62,207)
Forward foreign currency exchange contracts	—	—	20,568
Futures contracts	464,308	(55,745)	—

Net realized gain (loss)	5,198,274	2,836,145	(1,285,734)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	29,500,440	7,860,554	3,119,033
Foreign currency and foreign currency translations	—	—	657
Futures contracts	753	2,448	—

Net change in unrealized appreciation (depreciation)	29,501,193	7,863,002	3,119,690

Net gain (loss) and change in unrealized appreciation (depreciation)	34,699,467	10,699,147	1,833,956

Net increase (decrease) in net assets resulting from operations	$37,561,036	$11,032,417	$3,487,576

† Net of foreign taxes withheld of	$—	$479	$198,309

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	135

Statements of Operations	June 30, 2012 (Unaudited)

	AQR TAX- MANAGED MOMENTUM FUND	AQR TAX- MANAGED SMALL CAP MOMENTUM FUND	AQR TAX- MANAGED INTERNATIONAL MOMENTUM FUND
	FOR THE PERIOD 01/27/12*-06/30/12	FOR THE PERIOD 01/27/12*-06/30/12	FOR THE PERIOD 01/27/12*-06/30/12
INVESTMENT INCOME:
Dividend income†	$20,088	$13,158	$47,703
Securities lending income, net	338	1,546	444

Total Income	20,426	14,704	48,147

EXPENSES:
Investment advisory fees	2,815	3,833	4,047
Shareholder servicing fees	1,407	1,437	1,518
Custody, administration & accounting fees	12,453	21,475	22,195
Legal fees	2,558	2,055	2,525
Audit & tax fees	24,019	24,101	30,099
Shareholder reporting fees	8,455	6,966	7,399
Transfer agent fees	6,750	6,671	6,739
Trustee fees	719	198	388
Registration fees	8,431	8,431	8,431
Organization and offering costs	9,081	6,810	6,810
Other fees	6,597	2,079	16,523
Total Expenses	83,285	84,056	106,674

Less waivers:
Investment advisory fees waived	(2,815)	(3,833)	(4,047)
Shareholder servicing fees waived	(1,407)	(1,437)	(1,518)
Expense reimbursements	(73,679)	(71,915)	(93,815)

Net Expenses	5,384	6,871	7,294

Net Investment Income (Loss)	15,042	7,833	40,853

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in securities	3,585	1,921	(30,387)
Foreign currency and foreign currency translations	—	—	(6,996)
Forward foreign currency exchange contracts	—	—	6,182
Futures contracts	2,745	(3,953)	—

Net realized gain (loss)	6,330	(2,032)	(31,201)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	158,346	83,926	34,532
Foreign currency and foreign currency translations	—	—	57

Net change in unrealized appreciation (depreciation)	158,346	83,926	34,589

Net gain (loss) and change in unrealized appreciation (depreciation)	164,676	81,894	3,388

Net increase (decrease) in net assets resulting from operations	$179,718	$89,727	$44,241

† Net of foreign taxes withheld of	$—	$21	$4,920

*	Commencement of operations

The accompanying notes are an integral part of these financial statements.

136	AQR Funds	Semi-Annual Report	June 2012

Statements of Changes in Net Assets	June 30, 2012 (Unaudited)

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2011	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income (loss)	$5,450,805	$9,396,671	$9,590,388	$12,140,951
Net realized gain (loss)	3,746,368	(5,012,673)	(14,292,136)	(21,266,844)
Net change in unrealized appreciation (depreciation)	12,319,203	(31,770,689)	18,423,893	(68,430,519)
Net increase (decrease) in net assets resulting from operations	21,516,376	(27,386,691)	13,722,145	(77,556,412)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(22,319)	—	(3,204,118)
Class N	—	(14,377)	—	(20,121)
Class Y	—	(6,318,978)	—	(8,730,438)
Total	—	(6,355,674)	—	(11,954,677)
Net realized gain:
Class I	—	(27,548)	—	(1,042,406)
Class N	—	(21,102)	—	(8,687)
Class Y	—	(5,068,282)	—	(2,482,902)
Total	—	(5,116,932)	—	(3,533,995)
Total distributions	—	(11,472,606)	—	(15,488,672)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	6,000	2,662,793	32,660,947	100,254,223
Reinvestment of distributions	—	49,867	—	4,080,915
Cost of shares redeemed	(142,801)	(1,826,180)	(12,322,379)	(19,241,187)
Redemption fees	—	—	—	2,037
Net increase (decrease) from capital transactions	(136,801)	886,480	20,338,568	85,095,988
CLASS N
Proceeds from shares sold	48,059	1,035,527	14,094,120	92,400
Reinvestment of distributions	—	35,479	—	28,595
Cost of shares redeemed	(591,614)	(392,823)	(1,270,568)	(178,203)

Net increase (decrease) from capital transactions	(543,555)	678,183	12,823,552	(57,208)
CLASS Y
Proceeds from shares sold	—	6,057	30,804,747	49,085,024
Reinvestment of distributions	—	11,387,260	—	11,213,340
Cost of shares redeemed	(656,124)	—	(4,047,000)	(23,486,766)
Redemption fees	—	—	—	31,881

Net increase (decrease) from capital transactions	(656,124)	11,393,317	26,757,747	36,843,479
Net increase (decrease) in net assets resulting from capital transactions	(1,336,480)	12,957,980	59,919,867	121,882,259
Total increase (decrease) in net assets	20,179,896	(25,901,317)	73,642,012	28,837,175

NET ASSETS:
Beginning of period	401,784,401	427,685,718	488,077,375	459,240,200
End of period	$421,964,297	$401,784,401	$561,719,387	$488,077,375

Undistributed accumulated net investment income (loss) at end of period	$9,263,429	$3,812,624	$15,183,412	$5,593,024

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	137

Statements of Changes in Net Assets	June 30, 2012 (Unaudited)

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2011	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2011
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	210,532	167,896	16,066,790	8,227,394
Shares sold	540	226,766	3,637,696	9,343,360
Shares issued on reinvestment of distributions	—	5,184	—	492,270
Shares redeemed	(13,918)	(189,314)	(1,413,479)	(1,996,234)

Shares outstanding, end of period	197,154	210,532	18,291,007	16,066,790
CLASS N
Shares outstanding, beginning of period	202,461	136,540	133,174	138,711
Shares sold	4,555	100,038	1,518,865	9,129
Shares issued on reinvestment of distributions	—	3,692	—	3,388
Shares redeemed	(58,422)	(37,809)	(136,768)	(18,054)

Shares outstanding, end of period	148,594	202,461	1,515,271	133,174
CLASS Y
Shares outstanding, beginning of period	39,780,661	38,596,429	38,834,729	34,152,071
Shares sold	—	525	3,144,546	5,482,006
Shares issued on reinvestment of distributions	—	1,183,707	—	1,296,340
Shares redeemed	(62,310)	—	(421,088)	(2,095,688)

Shares outstanding, end of period	39,718,351	39,780,661	41,558,187	38,834,729

The accompanying notes are an integral part of these financial statements.

138	AQR Funds	Semi-Annual Report	June 2012

Statements of Changes in Net Assets	June 30, 2012 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND		AQR MANAGED FUTURES STRATEGY FUND **
	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2011	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income (loss)	$14,369,036	$18,776,535	$(10,570,932)	$(17,478,823)
Net realized gain (loss)	(16,509,205)	13,987,344	75,649,396	(76,560,349)
Net change in unrealized appreciation (depreciation)	23,641,495	(21,424,340)	(70,927,610)	7,087,652
Net increase (decrease) in net assets resulting from operations	21,501,326	11,339,539	(5,849,146)	(86,951,520)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(11,719,651)	—	(4,266,973)
Class N	—	(3,932,191)	—	(878,801)
Total	—	(15,651,842)	—	(5,145,774)
Net realized gain:
Class I	—	(35,178,186)	—	(4,032,084)
Class N	—	(16,128,531)	—	(1,840,539)
Total	—	(51,306,717)	—	(5,872,623)
Total distributions	—	(66,958,559)	—	(11,018,397)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	659,412,187	1,014,567,810	444,173,541	729,947,536
Reinvestment of distributions	—	41,800,931	—	7,389,845
Cost of shares redeemed	(378,517,966)	(385,285,948)	(202,383,851)	(246,691,399)
Redemption fees	—	—	—	20,254

Net increase (decrease) from capital transactions	280,894,221	671,082,793	241,789,690	490,666,236
CLASS N
Proceeds from shares sold	165,700,395	452,133,887	145,766,830	423,947,640
Reinvestment of distributions	—	19,853,899	—	2,697,407
Cost of shares redeemed	(109,746,820)	(185,908,766)	(193,440,230)	(192,116,250)
Redemption fees	—	58	—	10,871

Net increase (decrease) from capital transactions	55,953,575	286,079,078	(47,673,400)	234,539,668

Net increase (decrease) in net assets resulting from capital transactions	336,847,796	957,161,871	194,116,290	725,205,904
Total increase (decrease) in net assets	358,349,122	901,542,851	188,267,144	627,235,987

NET ASSETS:
Beginning of period	2,108,538,641	1,206,995,790	1,555,516,374	928,280,387

End of period	$2,466,887,763	$2,108,538,641	$1,743,783,518	$1,555,516,374

Undistributed accumulated net investment income (loss) at end of period	$12,982,461	$(1,386,575)	$6,772,588	$17,343,520

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	139

Statements of Changes in Net Assets	June 30, 2012 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND		AQR MANAGED FUTURES STRATEGY FUND **
	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2011	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2011
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	133,778,788	73,942,810	112,731,031	63,824,670
Shares sold	59,729,167	90,365,152	46,215,620	73,078,580
Shares issued on reinvestment of distributions	—	3,838,469	—	763,414
Shares redeemed	(34,244,898)	(34,367,643)	(21,181,167)	(24,935,633)

Shares outstanding, end of period	159,263,057	133,778,788	137,765,484	112,731,031
CLASS N
Shares outstanding, beginning of period	60,071,714	34,430,118	49,946,509	26,365,662
Shares sold	15,078,918	40,438,007	15,313,740	42,737,324
Shares issued on reinvestment of distributions	—	1,829,852	—	279,235
Shares redeemed	(9,996,107)	(16,626,263)	(20,374,403)	(19,435,712)

Shares outstanding, end of period	65,154,525	60,071,714	44,885,846	49,946,509

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

140	AQR Funds	Semi-Annual Report	June 2012

Statements of Changes in Net Assets	June 30, 2012 (Unaudited)

	AQR RISK PARITY FUND**		AQR MULTI-STRATEGY ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2011	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE PERIOD 7/18/11*-12/31/11
OPERATIONS:
Net investment income (loss)	$1,624,451	$654,398	$(3,015,177)	$(795,745)
Net realized gain (loss)	24,889,233	(838,017)	1,764,547	(2,880,941)
Net change in unrealized appreciation (depreciation)	(8,522,087)	6,649,361	1,300,096	790,794
Net increase (decrease) in net assets resulting from operations	17,991,597	6,465,742	49,466	(2,885,892)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(5,049,564)	—	(937,657)
Class N	—	(1,569,186)	—	(105,452)
Total	—	(6,618,750)	—	(1,043,109)
Net realized gain:
Class I	—	(66,070)	—	—
Class N	—	(21,926)	—	—
Total	—	(87,996)	—	—
Total distributions	—	(6,706,746)	—	(1,043,109)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	331,317,769	353,204,416	273,400,063	294,713,422
Contributions from service provider or Adviser	—	305,701	—	—
Reinvestment of distributions	—	4,940,908	—	908,123
Cost of shares redeemed	(106,286,652)	(34,286,993)	(37,808,205)	(35,134,145)
Redemption fees	—	2,899	—	—

Net increase (decrease) from capital transactions	225,031,117	324,166,931	235,591,858	260,487,400
CLASS N
Proceeds from shares sold	62,372,198	96,623,560	18,039,838	56,013,187
Contributions from service provider or Adviser	—	48,325	—	—
Reinvestment of distributions	—	729,224	—	105,452
Cost of shares redeemed	(13,246,065)	(56,223,377)	(37,835,431)	(10,832,274)
Redemption fees	—	518	—	—

Net increase (decrease) from capital transactions	49,126,133	41,178,250	(19,795,593)	45,286,365

Net increase (decrease) in net assets resulting from capital transactions	274,157,250	365,345,181	215,796,265	305,773,765
Total increase (decrease) in net assets	292,148,847	365,104,177	215,845,731	301,844,764

NET ASSETS:
Beginning of period	389,086,722	23,982,545	301,844,764	—
End of period	$681,235,569	$389,086,722	$517,690,495	$301,844,764

Undistributed accumulated net investment income (loss) at end of period	$(1,790,713)	$(3,415,164)	$(4,107,300)	$(1,092,123)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	141

Statements of Changes in Net Assets	June 30, 2012 (Unaudited)

	AQR RISK PARITY FUND**		AQR MULTI-STRATEGY ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2011	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE PERIOD 7/18/11*-12/31/11
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	31,791,062	1,240,567	26,521,933	—
Shares sold	29,978,548	33,312,865	28,022,332	30,030,309
Shares issued on reinvestment of distributions	—	473,267	—	93,141
Shares redeemed	(9,678,297)	(3,235,637)	(3,865,436)	(3,601,517)

Shares outstanding, end of period	52,091,313	31,791,062	50,678,829	26,521,933
CLASS N
Shares outstanding, beginning of period	4,868,266	1,094,489	4,608,787	—
Shares sold	5,666,999	9,042,347	1,845,021	5,701,028
Shares issued on reinvestment of distributions	—	70,051	—	10,815
Shares redeemed	(1,209,881)	(5,338,621)	(3,873,976)	(1,103,056)

Shares outstanding, end of period	9,325,384	4,868,266	2,579,832	4,608,787

*	Commencement of operations.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

142	AQR Funds	Semi-Annual Report	June 2012

Statements of Changes in Net Assets	June 30, 2012 (Unaudited)

	AQR MOMENTUM FUND		AQR SMALL CAP MOMENTUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2011	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income (loss)	$2,861,569	$2,522,585	$333,270	$227,233
Net realized gain (loss)	5,198,274	(21,841,538)	2,836,145	(5,687,386)
Net change in unrealized appreciation (depreciation)	29,501,193	7,021,965	7,863,002	1,233,553
Net increase (decrease) in net assets resulting from operations	37,561,036	(12,296,988)	11,032,417	(4,226,600)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	—	(2,025,248)	—	(150,004)
Total	—	(2,025,248)	—	(150,004)
Net realized gain:
Class L	—	(566,418)	—	(713,111)
Total	—	(566,418)	—	(713,111)
Total distributions	—	(2,591,666)	—	(863,115)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	138,485,609	234,799,847	24,744,478	69,908,520
Reinvestment of distributions	—	2,589,299	—	860,975
Cost of shares redeemed	(35,301,953)	(44,238,993)	(10,566,020)	(19,650,773)
Redemption fees	—	2,432	—	765

Net increase (decrease) from capital transactions	103,183,656	193,152,585	14,178,458	51,119,487

Net increase (decrease) in net assets resulting from capital transactions	103,183,656	193,152,585	14,178,458	51,119,487
Total increase (decrease) in net assets	140,744,692	178,263,931	25,210,875	46,029,772

NET ASSETS:
Beginning of period	302,755,284	124,491,353	100,534,354	54,504,582
End of period	$443,499,976	$302,755,284	$125,745,229	$100,534,354

Undistributed accumulated net investment income (loss) at end of period	$3,577,846	$716,277	$363,653	$30,383
CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	21,793,766	8,646,886	7,238,497	3,788,903
Shares sold	9,109,836	16,107,289	1,630,546	4,790,883
Shares issued on reinvestment of distributions	—	192,513	—	63,354
Shares redeemed	(2,329,616)	(3,152,922)	(705,141)	(1,404,643)

Shares outstanding, end of period	28,573,986	21,793,766	8,163,902	7,238,497

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	143

Statements of Changes in Net Assets	June 30, 2012 (Unaudited)

	AQR INTERNATIONAL MOMENTUM FUND		AQR TAX-MANAGED MOMENTUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2011	FOR THE PERIOD 1/27/12*- 6/30/12 (Unaudited)
OPERATIONS:
Net investment income (loss)	$1,653,620	$1,671,768	$15,042
Net realized gain (loss)	(1,285,734)	(12,171,592)	6,330
Net change in unrealized appreciation (depreciation)	3,119,690	(3,162,121)	158,346
Net increase (decrease) in net assets resulting from operations	3,487,576	(13,661,945)	179,718

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	—	(1,944,737)	—
Total	—	(1,944,737)	—
Total distributions	—	(1,944,737)	—

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	31,661,135	57,657,994	2,587,300
Reinvestment of distributions	—	1,943,164	—
Cost of shares redeemed	(6,964,837)	(28,862,650)	—
Redemption fees	—	1,706	—

Net increase (decrease) from capital transactions	24,696,298	30,740,214	2,587,300

Net increase (decrease) in net assets resulting from capital transactions	24,696,298	30,740,214	2,587,300
Total increase (decrease) in net assets	28,183,874	15,133,532	2,767,018

NET ASSETS:
Beginning of period	77,224,911	62,091,379	—
End of period	$105,408,785	$77,224,911	$2,767,018

Undistributed accumulated net investment income (loss) at end of period	$1,746,294	$92,674	$15,042
CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	6,789,578	4,559,775	—
Shares sold	2,668,281	4,299,973	255,830
Shares issued on reinvestment of distributions	—	176,171	—
Shares redeemed	(587,785)	(2,246,341)	—

Shares outstanding, end of period	8,870,074	6,789,578	255,830

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

144	AQR Funds	Semi-Annual Report	June 2012

Statements of Changes in Net Assets	June 30, 2012 (Unaudited)

	AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND
	FOR THE PERIOD 1/27/12*-6/30/12 (Unaudited)	FOR THE PERIOD 1/27/12*-6/30/12 (Unaudited)
OPERATIONS:
Net investment income (loss)	$7,833	$40,853
Net realized gain (loss)	(2,032)	(31,201)
Net change in unrealized appreciation (depreciation)	83,926	34,589
Net increase (decrease) in net assets resulting from operations	89,727	44,241

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	2,304,375	2,904,550

Net increase (decrease) from capital transactions	2,304,375	2,904,550

Net increase (decrease) in net assets resulting from capital transactions	2,304,375	2,904,550
Total increase (decrease) in net assets	2,394,102	2,948,791

NET ASSETS:
Beginning of period	—	—
End of period	$2,394,102	$2,948,791

Undistributed accumulated net investment income (loss) at end of period	$7,833	$40,853
CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	—	—
Shares sold	230,179	289,576

Shares outstanding, end of period	230,179	289,576

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	145

Statement of Cash Flows	June 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$21,501,326
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) in operating activities:
Payments to purchase securities	(2,119,575,075)
Payments to cover short securities	(882,737,519)
Proceeds from securities sold short	856,699,388
Proceeds from sale of securities	2,107,724,633
Realized gain on investments in securities	(47,049,002)
Realized loss on securities sold short and written options	43,132,296
Change in unrealized appreciation on investments in securities	(81,903,500)
Change in unrealized depreciation on securities sold short and written options	62,047,778
Amortization of bond premium	(883,883)
Increases/Decreases in operating assets:
Due from brokers	(321,929,993)
Unrealized appreciation on forward foreign currency exchange contracts	(1,199,960)
Swaps, at value	4,266,461
Receivable for securities sold	61,658,040
Foreign tax reclaim	(26,271)
Dividends and interest	(1,152,793)
Prepaid expenses	(133,702)
Increases/Decreases in operating liabilities
Due to custodian/broker	(1,540,000)
Swaps, at value	85
Unrealized depreciation on futures contracts	1,726,915
Payable for securities purchased	(30,507,349)
Collateral received on securities loaned	(477,787)
Accrued Investment advisory fees	618,091
Accrued Distribution fees—Class N	8,368
Dividends on securities sold short	(13,705)
Other accrued expenses	(302,825)
Net cash used in operating activities	$(330,049,983)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	822,069,539
Payments on shares redeemed	(481,521,927)
Net cash provided by financing activities	$340,547,612
Net change in cash	10,497,629
Cash, beginning of period	1,117,766
Cash, end of period	$11,615,395

The accompanying notes are an integral part of these financial statements.

146	AQR Funds	Semi-Annual Report	June 2012

[Intentionally Left Blank]

Financial Highlights	June 30, 2012

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$9.99	0.11	0.40	0.51	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$10.97	0.21	(0.95)	(0.74)	(0.11)	(0.13)	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2010[5]	$10.00	0.16	1.25	1.41	(0.36)	(0.08)	(0.44)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$9.97	0.10	0.40	0.50	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$10.97	0.16	(0.94)	(0.78)	(0.09)	(0.13)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010†,5	$10.00	0.13	1.25	1.38	(0.33)	(0.08)	(0.41)
AQR GLOBAL EQUITY FUND CLASS Y
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$10.00	0.14	0.39	0.53	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$10.99	0.24	(0.94)	(0.70)	(0.16)	(0.13)	(0.29)
FOR THE YEAR ENDED DECEMBER 31, 2010[5]	$10.00	0.18	1.27	1.45	(0.38)	(0.08)	(0.46)
AQR INTERNATIONAL EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$8.60	0.15	0.13	0.28	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.45	0.21	(1.78)	(1.57)	(0.21)	(0.07)	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†,5	$9.78	0.16	0.84	1.00	(0.24)	(0.09)	(0.33)
FOR THE PERIOD ENDED 9/30/09[6]—12/31/09†,5	$10.00	(0.01)	0.22	0.21	(0.14)	(0.29)	(0.43)
AQR INTERNATIONAL EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$8.76	0.16	0.10	0.26	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$10.61	0.20	(1.83)	(1.63)	(0.15)	(0.07)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010[5]	$9.91	0.14	0.88	1.02	(0.23)	(0.09)	(0.32)
FOR THE PERIOD ENDED 9/30/09[6]—12/31/09†,5	$10.00	—	0.20	0.20	—	(0.29)	(0.29)
AQR INTERNATIONAL EQUITY FUND CLASS Y
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$8.98	0.17	0.13	0.30	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.89	0.28	(1.88)	(1.60)	(0.24)	(0.07)	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2010†,5	$10.16	0.20	0.89	1.09	(0.27)	(0.09)	(0.36)
FOR THE PERIOD ENDED 8/28/09[8]—12/31/09†,5	$10.00	0.03	0.57	0.60	(0.15)	(0.29)	(0.44)
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$10.89	0.07	0.05	0.12	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$11.15	0.13	(0.02)	0.11	(0.09)	(0.28)	(0.37)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.80	0.06	0.46	0.52	(0.04)	(0.13)	(0.17)
FOR THE PERIOD ENDED 1/15/09[8]—12/31/09†,5	$10.00	0.13	0.79	0.92	(0.03)	(0.09)	(0.12)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$10.85	0.06	0.04	0.10	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$11.12	0.10	(0.02)	0.08	(0.07)	(0.28)	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.78	0.05	0.43	0.48	(0.01)	(0.13)	(0.14)
FOR THE PERIOD ENDED 1/15/09[8]—12/31/09†,5	$10.00	0.10	0.79	0.89	(0.02)	(0.09)	(0.11)
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	Commencement of offering of shares.
7	The ratio is annualized for a short period of time and is not representative of what the ratio would be if the Fund class has operated for a longer period of time.
8	Commencement of operations.
9	For the year ended December 31, 2010, the Adviser contributed $544,199 into the Fund to compensate the Fund for a loss incurred due to trade processing errors. The impact of the Adviser’s contribution increased the total return by 0.08%.
10	Amount is less than $.005 per share.
11	For the year ended December 31, 2011, a service provider contributed $354,026 into the Fund to compensate the Fund for a loss incurred due to a valuation error. The impact of this contribution increased the Fund’s total return by 0.21%.
12	For the year ended December 31, 2011, the Adviser contributed $208,438 into the Fund to compensate the Fund for a loss incurred due to a trade processing error. The impact of the Adviser’s contribution increased the Fund’s total return by 0.14%.

The accompanying notes are an integral part of these financial statements.

148	AQR Funds	Semi-Annual Report	June 2012

Financial Highlights	June 30, 2012

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$10.50	5.11%	$2,070,547	0.93%	0.92%	1.44%	2.16%	51%
$9.99	(6.68)%	$2,102,815	0.96%	0.95%	2.03%	1.90%	59%
$10.97	14.12%	$1,841,838	0.79%	0.79%	0.79%	1.41%	72%

$10.47	5.02%	$1,555,715	1.23%	1.22%	1.90%	1.85%	51%
$9.97	(7.03)%	$2,019,253	1.27%	1.26%	3.22%	1.46%	59%
$10.97	13.83%	$1,497,723	1.10%	1.10%	1.10%	1.28%	72%

$10.53	5.30%	$418,338,035	0.52%	0.51%	0.52%	2.58%	51%
$10.00	(6.22)%	$397,662,333	0.52%	0.51%	0.52%	2.21%	59%
$10.99	14.54%	$424,346,157	0.50%	0.50%	0.71%	1.81%	72%

$8.88	3.26%	$162,356,277	0.91%	0.90%	0.91%	3.27%	48%
$8.60	(15.00)%	$138,229,387	0.94%	0.93%	0.94%	2.13%	60%
$10.45	10.40%	$85,968,655	0.90%	0.90%	1.03%	1.72%	93%
$9.78	2.20%	$44,016,038	0.90%	0.90%	1.01%	(0.47)%	29%

$9.02	2.97%	$13,667,915	1.28%	1.27%	1.28%	3.41%	48%
$8.76	(15.27)%	$1,166,515	1.35%	1.34%	2.18%	1.96%	60%
$10.61	10.40%	$1,472,368	1.25%	1.25%	3.50%	1.51%	93%
$9.91	2.04%	$5,785	1.25%	1.25%	472.86%[7]	(0.07)%	29%

$9.28	3.34%	$385,695,195	0.55%	0.54%	0.55%	3.60%	48%
$8.98	(14.66)%	$348,681,473	0.58%	0.57%	0.58%	2.63%	60%
$10.89	10.84%	$371,799,177	0.55%	0.55%	0.77%	2.02%	93%
$10.16	6.08%	$360,491,107	0.55%	0.55%	0.98%	0.99%	29%

$11.01	1.10%	$1,753,270,286	2.25%	1.21%	2.27%	1.35%	117%
$10.89	0.99%	$1,456,748,122	2.75%	1.20%	2.84%	1.18%	298%
$11.15	4.81%[9]	$824,237,659	2.59%	1.20%	2.62%	1.13%	361%
$10.80	9.24%	$160,026,814	2.46%	1.20%	3.25%	1.30%	482%

$10.95	0.92%	$713,617,477	2.55%	1.51%	2.55%	1.05%	117%
$10.85	0.68%	$651,790,519	3.05%	1.50%	3.08%	0.89%	298%
$11.12	4.52%[9]	$382,758,131	2.89%	1.50%	2.92%	0.85%	361%
$10.78	8.88%	$79,054,890	2.69%	1.50%	3.42%	0.98%	482%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	149

Financial Highlights	June 30, 2012

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains		Total Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$9.57	(0.06)	0.05	(0.01)	—	—		—
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.30	(0.12)	(0.53)	(0.65)	(0.04)	(0.04)		(0.08)
FOR THE PERIOD ENDED 1/06/10[8]—12/31/10†,5	$10.00	(0.12)	0.66	0.54	(0.09)	(0.15)		(0.24)
AQR MANAGED FUTURES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$9.55	(0.07)	0.04	(0.03)	—	—		—
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.28	(0.15)	(0.52)	(0.67)	(0.02)	(0.04)		(0.06)
FOR THE PERIOD ENDED 1/06/10[8]—12/31/10†,5	$10.00	(0.15)	0.66	0.51	(0.08)	(0.15)		(0.23)
AQR RISK PARITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$10.62	0.04	0.44	0.48	—	—		—
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.28	0.04	0.51	0.55	(0.21)	(0.00)	[10]	(0.21)
FOR THE PERIOD ENDED 9/30/10[8]—12/31/10	$10.00	0.02	0.38	0.40	(0.12)	—		(0.12)
AQR RISK PARITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$10.59	0.02	0.45	0.47	—	—		—
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.27	0.03	0.49	0.52	(0.20)	(0.00)	[10]	(0.20)
FOR THE PERIOD ENDED 9/30/10[8]—12/31/10†	$10.00	0.01	0.38	0.39	(0.12)	—		(0.12)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$9.70	(0.07)	0.09	0.02	—	—		—
FOR THE PERIOD ENDED 7/18/11[8]—12/31/11[5]	$10.00	(0.05)	(0.21)	(0.26)	(0.04)	—		(0.04)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$9.69	(0.11)	0.13	0.02	—	—		—
FOR THE PERIOD ENDED 7/18/11[8]—12/31/11[5]	$10.00	(0.06)	(0.21)	(0.27)	(0.04)	—		(0.04)
AQR MOMENTUM FUND CLASS L
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$13.89	0.11	1.52	1.63	—	—		—
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$14.40	0.15	(0.54)	(0.39)	(0.09)	(0.03)		(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$12.19	0.06	2.21	2.27	(0.02)	(0.04)		(0.06)
FOR THE PERIOD ENDED 7/09/09[8]—12/31/09†,5	$10.00	0.07	2.48	2.55	(0.05)	(0.31)		(0.36)
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	Commencement of offering of shares.
7	The ratio is annualized for a short period of time and is not representative of what the ratio would be if the Fund class has operated for a longer period of time.
8	Commencement of operations.
9	For the year ended December 31, 2010, the Adviser contributed $544,199 into the Fund to compensate the Fund for a loss incurred due to trade processing errors. The impact of the Adviser’s contribution increased the total return by 0.08%.
10	Amount is less than $.005 per share.
11	For the year ended December 31, 2011, a service provider contributed $354,026 into the Fund to compensate the Fund for a loss incurred due to a valuation error. The impact of this contribution increased the Fund’s total return by 0.21%.
12	For the year ended December 31, 2011, the Adviser contributed $208,438 into the Fund to compensate the Fund for a loss incurred due to a trade processing error. The impact of the Adviser’s contribution increased the Fund’s total return by 0.14%.

The accompanying notes are an integral part of these financial statements.

150	AQR Funds	Semi-Annual Report	June 2012

Financial Highlights	June 30, 2012

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$9.56	(0.10)%	$1,316,382,194	1.25%	1.25%	1.27%	(1.24)%	0%
$9.57	(6.37)%	$1,078,662,373	1.25%	1.25%	1.30%	(1.22)%	0%
$10.30	5.41%	$657,237,349	1.25%	1.25%	1.28%	(1.27)%	0%

$9.52	(0.31)%	$427,401,324	1.50%	1.50%	1.52%	(1.50)%	0%
$9.55	(6.59)%	$476,854,001	1.50%	1.50%	1.57%	(1.47)%	0%
$10.28	5.12%	$271,043,038	1.50%	1.50%	1.56%	(1.54)%	0%

$11.10	4.52%	$578,103,517	0.95%	0.95%	0.95%	0.65%	78%
$10.62	5.45%[11]	$337,526,380	0.95%	0.95%	1.06%	0.41%	66%
$10.28	3.98%	$12,747,565	0.95%	0.95%	3.80%	0.44%	19%

$11.06	4.44%	$103,132,052	1.20%	1.20%	1.25%	0.42%	78%
$10.59	5.12%[11]	$51,560,342	1.20%	1.20%	1.42%	0.30%	66%
$10.27	3.88%	$11,234,980	1.20%	1.20%	3.96%	0.22%	19%

$9.72	0.21%	$492,646,127	3.82%	1.98%	3.94%	(1.42)%	136%
$9.70	(2.57)%[12]	$257,168,435	2.23%	1.98%	2.59%	(1.09)%	133%

$9.71	0.21%	$25,044,368	4.07%	2.23%	4.25%	(2.18)%	136%
$9.69	(2.73)%[12]	$44,676,329	2.48%	2.23%	2.85%	(1.37)%	133%

$15.52	11.74%	$443,499,976	0.50%	0.49%	0.60%	1.47%	25%
$13.89	(2.68)%	$302,755,284	0.50%	0.49%	0.67%	1.07%	162%
$14.40	18.60%	$124,491,353	0.49%	0.49%	0.98%	1.37%	180%
$12.19	25.58%	$6,932,575	0.49%	0.49%	5.08%	1.23%	163%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2012	151

Financial Highlights	June 30, 2012

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR SMALL CAP MOMENTUM FUND CLASS L
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$13.89	0.04	1.47	1.51	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$14.39	0.04	(0.42)	(0.38)	(0.02)	(0.10)	(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$11.40	0.03	3.13	3.16	(0.03)	(0.14)	(0.17)
FOR THE PERIOD ENDED 7/09/09[8]—12/31/09†,5	$10.00	0.04	2.06	2.10	(0.03)	(0.67)	(0.70)
AQR INTERNATIONAL MOMENTUM FUND CLASS L
SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)[5]	$11.37	0.21	0.30	0.51	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$13.62	0.29	(2.26)	(1.97)	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$11.98	0.08	1.62	1.70	(0.05)	(0.01)	(0.06)
FOR THE PERIOD ENDED 7/09/09[8]—12/31/09†,5	$10.00	0.04	2.26	2.30	(0.09)	(0.23)	(0.32)
AQR TAX-MANAGED MOMENTUM FUND CLASS L
FOR THE PERIOD ENDED 1/27/12[8]—6/30/12 (Unaudited)[5]	$10.00	0.07	0.75	0.82	—	—	—
AQR TAX-MANAGED SMALL CAP MOMENTUM FUND CLASS L
FOR THE PERIOD ENDED 1/27/12[8]—6/30/12 (Unaudited)[5]	$10.00	0.04	0.36	0.40	—	—	—
AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND CLASS L
FOR THE PERIOD ENDED 1/27/12[8]—6/30/12 (Unaudited)[5]	$10.00	0.17	0.01	0.18	—	—	—
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	Commencement of offering of shares.
7	The ratio is annualized for a short period of time and is not representative of what the ratio would be if the Fund class has operated for a longer period of time.
8	Commencement of operations.
9	For the year ended December 31, 2010, the Adviser contributed $544,199 into the Fund to compensate the Fund for a loss incurred due to trade processing errors. The impact of the Adviser’s contribution increased the total return by 0.08%.
10	Amount is less than $.005 per share.
11	For the year ended December 31, 2011, a service provider contributed $354,026 into the Fund to compensate the Fund for a loss incurred due to a valuation error. The impact of this contribution increased the Fund’s total return by 0.21%.
12	For the year ended December 31, 2011, the Adviser contributed $208,438 into the Fund to compensate the Fund for a loss incurred due to a trade processing error. The impact of the Adviser’s contribution increased the Fund’s total return by 0.14%.

The accompanying notes are an integral part of these financial statements.

152	AQR Funds	Semi-Annual Report	June 2012

Financial Highlights	June 30, 2012

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$15.40	10.87%	$125,745,229	0.66%	0.65%	0.78%	0.58%	32%
$13.89	(2.62)%	$100,534,354	0.66%	0.65%	0.85%	0.26%	121%
$14.39	27.69%	$54,504,582	0.65%	0.65%	1.85%	0.66%	380%
$11.40	21.24%	$3,239,605	0.65%	0.65%	7.53%	0.65%	136%

$11.88	4.49%	$105,408,785	0.66%	0.65%	0.86%	3.51%	56%
$11.37	(14.42)%	$77,224,911	0.66%	0.65%	0.97%	2.23%	203%
$13.62	14.20%	$62,091,379	0.65%	0.65%	1.46%	1.44%	269%
$11.98	23.08%	$29,762,053	0.65%	0.65%	2.22%	0.63%	160%

$10.82	8.20%	$2,767,018	0.57%	0.54%	8.55%	1.60%	31%

$10.40	4.00%	$2,394,102	0.72%	0.70%	8.47%	0.82%	41%

$10.18	1.80%	$2,948,791	0.72%	0.70%	10.22%	4.04%	50%

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements (Unaudited)	June 30, 2012

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2012, the Trust consists of twelve active series (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund, AQR Risk Parity Fund, AQR Multi-Strategy Alternative Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund. AQR Capital Management, LLC (“the Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (“the Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Global Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR Global Equity Fund include seeking to outperform, after expenses, the MSCI World Index (the “Global Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. The Fund offers Class I, Class N and Class Y shares.

The investment objective of the AQR International Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR International Equity Fund include seeking to outperform, after expenses, the MSCI EAFE Index (the “International Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. The Fund offers Class I, Class N and Class Y shares.

The investment objective of the AQR Diversified Arbitrage Fund is long-term absolute (positive) returns. The principal investment strategies of the AQR Diversified Arbitrage Fund include seeking to outperform, after expenses, the BofA Merrill Lynch 3-Month Treasury Bill Index (the “Absolute Return Benchmark”) using arbitrage and alternative investment strategies such as merger arbitrage, convertible arbitrage, other forms of arbitrage (including, but not limited to, when-issued trading arbitrage, stub-trading arbitrage and dual-class arbitrage) and other types of non-arbitrage alternative investment strategies. The Fund offers Class I and Class N shares.

The investment objective of the AQR Managed Futures Strategy Fund is to seek positive absolute returns. However, while seeking to generate positive performance over a multi-year period of time, the Fund may have positive or negative returns over shorter time periods. The Fund invests primarily in a portfolio of futures contracts, futures-related instruments and equity swaps. The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, forward contracts, and equity swaps across four major asset classes (commodities, currencies, fixed-income and equities); however this universe of investments is subject to change under varying market conditions as these instruments evolve over time. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, emerging market fixed income, sovereign debt, the credit spreads of mortgage-backed securities and corporate and sovereign debt, developed and emerging market currencies, and commodities). The Fund offers Class I and Class N shares.

The investment objective of the AQR Multi-Strategy Alternative Fund is to seek positive absolute returns. However, while seeking to generate positive performance over a multi-year period of time, the Fund may have positive or negative returns over shorter time periods. The Fund invests globally (including in emerging markets) in a broad range of instruments, including, but not limited to, equities, bonds, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options and swaps. The Fund offers Class I and Class N shares.

The investment objective of the AQR Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures,

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Notes to Financial Statements (Unaudited)	June 30, 2012

and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The Fund offers Class L shares.

The investment objective of the AQR Small Cap Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchases. The Fund offers Class L shares.

The investment objective of the AQR International Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The Fund offers Class L shares.

The investment objective of the AQR Tax-Managed Momentum Fund is to seek long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short-term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short-term capital gains into long-term capital gains, harvesting losses to offset realized gains, attempting to generate short-term losses, and limiting portfolio turnover that may result in taxable gains. The Fund offers Class L shares.

The investment objective of the AQR Tax-Managed Small Cap Momentum Fund is to seek long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short-term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short-term capital gains into long-term capital gains, harvesting losses to offset realized gains, attempting to generate short-term losses, and limiting portfolio turnover that may result in taxable gains. The Fund offers Class L shares.

The investment objective of the AQR Tax-Managed International Momentum Fund is to seek long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short-term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short-term capital gains into long-term capital gains, harvesting losses to offset realized gains, attempting to generate short-term losses, and limiting portfolio turnover that may result in taxable gains. The Fund offers Class L shares.

2. Consolidation of Subsidiaries — AQR Managed Futures Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd. and AQR Multi-Strategy Alternative Offshore Fund Ltd.

The consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets and the Financial Highlights of the AQR Managed Futures Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy

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Notes to Financial Statements (Unaudited)	June 30, 2012

Alternative Fund include the accounts of AQR Managed Futures Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., and AQR Multi-Strategy Alternative Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

AQR Managed Futures Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund may each invest up to 25% of their total assets in its respective Subsidiary, each of which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT June 30, 2012	% OF TOTAL NET ASSETS AT June 30, 2012
AQR Managed Futures Strategy Offshore Fund, Ltd.	January 6, 2010	$400,752,921	23.0%
AQR Risk Parity Offshore Fund, Ltd.	September 30, 2010	136,247,348	20.0%
AQR Multi-Strategy Alternative Offshore Fund, Ltd.	July 18, 2011	51,738,513	10.0%

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Equity securities, including securities sold short and warrants, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. The value of securities listed on the NASDAQ shall generally be the NASDAQ Official Closing Price. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing to international securities on a daily basis utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Equity, total return and commodity swap contracts are valued at fair value, based on the price of the underlying referenced instrument. Credit default swaps are valued daily primarily using independent pricing services or market makers. Interest rate swap contracts are valued at fair value as determined by an independent pricing service based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

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Notes to Financial Statements (Unaudited)	June 30, 2012

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees, which may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets.

Convertible Securities: The Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed-income non-convertible securities. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, they must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of fees of $2,960,229 and $349,742 are included in dividend and interest on securities sold short in the Statements of Operations for AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund, respectively.

Futures Contracts: The Funds invest in futures contracts. The Funds, excluding AQR Managed Futures Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund, invest in futures in order to hedge their investments or equitize their cash flows against fluctuations in value caused by changes in prevailing interest rates or market conditions. The AQR Managed Futures Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund invest in futures as part of their primary investment strategy. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker, will be made on a periodic basis as the price of the underlying instruments fluctuates. Changes in market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, represent the difference between

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Notes to Financial Statements (Unaudited)	June 30, 2012

the value of the contract at the time it was opened and the value at the time it was closed, and are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Currency Contracts: The Funds buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Equity (including total return and commodity) Swap Contracts: Certain Funds invest in equity swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the Statements of Assets and Liabilities. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Equity swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An up-front payment received by a Fund, as the protection seller, is recorded as a liability on the Fund’s Statement of Assets and Liabilities. An up-front payment made by a Fund, as the protection buyer, is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss.

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Notes to Financial Statements (Unaudited)	June 30, 2012

Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

The credit default swaps in which the AQR Diversified Arbitrage Fund is providing protection at June 30, 2012 are summarized as follows:

	MAXIMUM PAYOUT/NOTIONAL AMOUNT BY PERIOD OF EXPIRATION ($ IN THOUSANDS)
CREDIT SPREAD ON UNDERLYING (BASIS POINTS)	0-5 YEARS USD	WRITTEN CREDIT DERIVATIVES AT FAIR VALUE
500 or more	750	$(25,283)

Total	750	$(25,283)

The credit default swaps in which the AQR Risk Parity Fund is providing protection at June 30, 2012 are summarized as follows:

	MAXIMUM PAYOUT/NOTIONAL AMOUNT BY PERIOD OF EXPIRATION ($ IN THOUSANDS)
CREDIT SPREAD ON UNDERLYING (BASIS POINTS)	0-5 YEARS USD	0-5 YEARS EUR	35-40 YEARS USD	WRITTEN CREDIT DERIVATIVES AT FAIR VALUE
0-250	123,875	42,000	—	$(2,296,319)
251 or more	133,650	31,725	6,100	(5,570,194)

Total	257,525	73,725	6,100	$(7,866,513)

The credit default swaps in which the AQR Multi-Strategy Alternative Fund is providing protection at June 30, 2012 are summarized as follows:

	MAXIMUM PAYOUT/NOTIONAL AMOUNT BY PERIOD OF EXPIRATION ($ IN THOUSANDS)
CREDIT SPREAD ON UNDERLYING (BASIS POINTS)	0-5 YEARS USD	WRITTEN CREDIT DERIVATIVES AT FAIR VALUE
0-250	21,650	$(729,796)

Total	21,650	$(729,796)

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Notes to Financial Statements (Unaudited)	June 30, 2012

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Interest Rate Swaps: The AQR Risk Parity Fund enters into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Fund are recorded as realized gains and losses. Interest rate swaps are marked to market daily based on quotations as provided by an independent pricing service and the change is recorded as unrealized gain or loss. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

High Yield Securities: Certain Funds may invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Master Agreements: The Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted for the benefit of a Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities and Money Market Funds as agreed to by the Fund and the applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity. The Funds’ derivative assets and liabilities on the Statements of Assets and Liabilities are presented net when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

Options: The Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

160	AQR Funds	Semi-Annual Report	June 2012

Notes to Financial Statements (Unaudited)	June 30, 2012

Transactions in call and put options written during the period ended June 30, 2012 for the AQR Diversified Arbitrage Fund were as follows:

	CALL OPTIONS
	SHARES SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2011	(2,541)	$(419,013)
Options written	(12,968)	(2,616,383)
Options expired	12,974	2,205,703
Options exercised	464	240,800

Options outstanding, June 30, 2012	(2,071)	$(588,893)

Transactions in call and put options written during the period ended June 30, 2012 for the AQR Multi-Strategy Alternative Fund were as follows:

	CALL OPTIONS
	SHARES SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2011	—	$—
Options written	(1,047)	(231,334)
Options expired	697	130,513
Options exercised	49	25,431

Options outstanding, June 30, 2012	(301)	$(75,390)

Securities Lending: The Trust (excluding the AQR Managed Futures Strategy Fund and AQR Risk Parity Fund) may lend securities to brokers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash, which is invested in various JPMorgan Money Market Funds. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time. Securities lending income is comprised of income earned on cash collateral investments, net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statements of Operations. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Code, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax

AQR Funds	Semi-Annual Report	June 2012	161

Notes to Financial Statements (Unaudited)	June 30, 2012

positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the prior three fiscal years, or since inception if shorter are open for examination. As of June 30, 2012, the Funds had no examinations in progress.

The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

Securities Transactions and Investment Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income/expense is recorded on the ex-dividend date.

Allocation of Income and Expenses: In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund, such as advisory fees and registration costs. Trust level expenses are allocated among the Funds based on the ratio of average net assets or some other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Organization and Offering Costs: Costs incurred by the AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund in connection with the organization of the Funds, includes professional fees, printing fees and the offering of the initial registration. These costs will be fully expensed by the end of the fiscal year.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

162	AQR Funds	Semi-Annual Report	June 2012

Notes to Financial Statements (Unaudited)	June 30, 2012

Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollar and foreign currency at bank accounts at amounts which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Broker: Due to/from Broker represents cash balances on deposit with the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Distributions to Shareholders: The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Federal Income Tax Matters

At June 30, 2012, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Global Equity Fund	$377,477,902	$47,641,178	$(15,356,817)	$32,284,361
AQR International Equity Fund	553,930,239	35,539,813	(36,096,246)	(556,433)
AQR Diversified Arbitrage Fund	2,642,015,801	191,815,144	(132,300,105)	59,515,039
AQR Managed Futures Strategy Fund	1,551,064,930	—	—	—
AQR Risk Parity Fund	617,264,884	2,072,451	(5,181,782)	(3,109,331)
AQR Multi-Strategy Alternative Fund	563,645,690	22,118,497	(14,652,083)	7,466,414
AQR Momentum Fund	404,311,442	55,017,113	(9,074,520)	45,942,593
AQR Small Cap Momentum Fund	113,005,860	18,797,972	(4,087,740)	14,710,232
AQR International Momentum Fund	101,861,728	8,376,954	(2,745,430)	5,631,524
AQR Tax-Managed Momentum Fund	2,864,007	219,015	(60,868)	158,147
AQR Tax-Managed Small Cap Momentum Fund	2,952,493	219,477	(136,138)	83,339
AQR Tax-Managed International Momentum Fund	2,995,108	123,483	(90,965)	32,518

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

The tax character of the distributions paid during the periods ended December 31, 2011, were as follows:

FUND	DECEMBER 31, 2011 ORDINARY INCOME	CAPITAL GAINS
AQR Global Equity Fund	$9,967,013	$1,505,593
AQR International Equity Fund	13,160,157	2,328,515
AQR Diversified Arbitrage Fund	66,958,559	—
AQR Managed Futures Strategy Fund	10,675,579	342,818
AQR Risk Parity Fund	6,618,750	87,996
AQR Multi-Strategy Alternative Fund	1,043,109	—
AQR Momentum Fund	2,360,576	231,090

AQR Funds	Semi-Annual Report	June 2012	163

Notes to Financial Statements (Unaudited)	June 30, 2012

FUND	DECEMBER 31, 2011 ORDINARY INCOME	CAPITAL GAINS
AQR Small Cap Momentum Fund	$596,501	$266,614
AQR International Momentum Fund	1,944,737	—
AQR Tax-Managed Momentum Fund	N/A	N/A
AQR Tax-Managed Small Cap Momentum Fund	N/A	N/A
AQR Tax-Managed International Momentum Fund	N/A	N/A

The AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund commenced operations on January 27, 2012.

As of December 31, 2011, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations.

FUND	SHORT-TERM	LONG TERM	YEAR OF EXPIRATION
AQR Global Equity Fund	$2,953,779	$2,266,875	N/A
AQR International Equity Fund	14,000,520	4,795,687	N/A
AQR Managed Futures Strategy Fund	49,365,405	20,411,421	N/A
AQR Multi-Strategy Alternative Fund	566,262	1,234,913	N/A
AQR Momentum Fund	15,780,193	—	N/A
AQR Small Cap Momentum Fund	2,555,158	—	N/A
AQR International Momentum Fund	107,993	—	2018
AQR International Momentum Fund	7,610,865	1,665,479	N/A

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

5. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

164	AQR Funds	Semi-Annual Report	June 2012

Notes to Financial Statements (Unaudited)	June 30, 2012

Equities traded outside North America are fair valued daily and therefore are considered Level 2 (Note 3). Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations from counterparties and other market participants, as well as pricing models using quoted inputs as provided by an independent pricing service. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including forwards, credit default swaps, total return swaps, and interest rate swaps, are valued by the Funds using observable inputs, such as quotations received from the counterparty, dealers or brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security. Interest rate swap contracts are valued at estimated fair value as determined by the Funds based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

AQR Funds	Semi-Annual Report	June 2012	165

Notes to Financial Statements (Unaudited)	June 30, 2012

Securities for which market quotations or independent pricing service quotations are not readily available or which are not readily marketable and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The procedures require the Funds’ Valuation Committee (the “VC”) to meet annually and on an as-needed basis to value any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing services. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. On a monthly basis, model prices are reviewed against available third party model prices. The Trust’s Fund Accountant also compares daily trade execution to prior prices.

Quantitative Information

These tables include a description of unobservable and quantitative inputs and the interrelationship of such inputs, as used in determining the value of Level 3 financial instruments, except for Level 3 instruments for which prior transaction or third party pricing information was used without adjustment.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The following summarizes inputs used as of June 30, 2012 in valuing the Funds’ assets carried at fair value:

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$225,306,285	$152,384,043	$160,154	$377,850,482
Preferred Stocks†	—	1,162,239	—	1,162,239
Rights†	4,414	—	—	4,414
Money Market Funds	—	30,745,128	—	30,745,128
Total Return Swap Contracts*	—	299,546	—	299,546
Forward Foreign Currency Exchange Contracts*		907,559		907,559
Futures Contracts*	3,495,247	—	—	3,495,247

Total Assets	$228,805,946	$185,498,515	$160,154	$414,464,615

LIABILITIES
	—	—	—	—

Total Liabilities	$—	$—	$—	$—

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

166	AQR Funds	Semi-Annual Report	June 2012

Notes to Financial Statements (Unaudited)	June 30, 2012

AQR GLOBAL EQUITY FUND	COMMON STOCKS
Balance as of December 31, 2011	$—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(5,286)
Purchases	165,440
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of June 30, 2012	$160,154

There were no transfers between Levels 1 and 2 during the period. The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2012 is $(5,286).

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$300,507	$478,139,179	$505,737	$478,945,423
Preferred Stocks†	—	1,805,223	—	1,805,223
Money Market Funds	—	72,623,160	—	72,623,160
Total Return Swap Contracts*	—	73,119	—	73,119
Forward Foreign Currency Exchange Contracts*	—	2,918,388	—	2,918,388
Futures Contracts*	5,842,951	—	—	5,842,951

Total Assets	$6,143,458	$555,559,069	$505,737	$562,208,264

LIABILITIES
	—	—	—	—

Total Liabilities	$—	$—	$—	$—

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

AQR INTERNATIONAL EQUITY FUND	COMMON STOCKS
Balance as of December 31, 2011	$—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	5,710
Purchases	500,027
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of June 30, 2012	$505,737

There were no transfers between Levels 1 and 2 during the period. The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2012 is $5,710.

AQR Funds	Semi-Annual Report	June 2012	167

Notes to Financial Statements (Unaudited)	June 30, 2012

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$656,343,133	$33,116,353	$61,249,698	$750,709,184
Convertible Preferred Stocks†	83,783,213	27,024,353	2,433,717	113,241,283
Corporate Bonds†	—	447,022,169	95,186,098	542,208,267
Convertible Bonds†	—	971,247,638	2,818,931	974,066,569
Bank Loans†	—	3,543,326	—	3,543,326
Closed End Funds†	71,220,256	—	—	71,220,256
Preferred Stocks†	—	1,937,721	—	1,937,721
Rights†	—	—	—	—
Warrants†	14,954,830	674,582	3,183,633	18,813,045
Money Market Funds	—	225,063,489	—	225,063,489
Purchased Options	727,700	—	—	727,700
Forward Foreign Currency Exchange Contracts*	—	2,139,927	—	2,139,927
Total Return Basket Swaps Contracts*	—	8,880	—	8,880
Credit Default Swap Contracts*	—	6,072,732	—	6,072,732

Total Assets	$827,029,132	$1,717,851,170	$164,872,077	$2,709,752,379

LIABILITIES
Common Stocks (Sold Short)†	$(1,006,657,132)	$(1,403,998)	$(32,207)	$(1,008,093,337)
Convertible Bonds (Sold Short)†	—	(3,773,195)	—	(3,773,195)
Exchange Traded Funds (Sold Short)	(42,438,425)	—	—	(42,438,425)
Futures Contracts*	(2,914,375)	—	—	(2,914,375)
Total Return Basket Swaps Contracts*	—	(85)	—	(85)
Written Option Contracts*	(568,385)	—	—	(568,385)

Total Liabilities	$(1,052,578,317)	$(5,177,278)	$(32,207)	$(1,057,787,802)

*	Derivative instruments, including futures, total return basket swaps and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Written options and credit default swap contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

Quantitative Information about Level 3 Fair Value Measurements

AQR DIVERSIFIED ARBITRAGE FUND	FAIR VALUE AT 6/30/2012	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT(S)	RANGE
Common Stocks	$61,249,698	Market implied price utilizing merger terms	Last price & merger consideration	$0.95
		Theoretical Price Estimate	Liquidity Discount	20.00%

Convertible Preferred Stocks	2,433,717	Model	Credit Spread	2,000 - 3,000 bps
			Liquidity Discount	97.0% - 98.8%
			Volatility	75.0% - 150.0%

Corporate Bonds	95,186,098	Model	Credit Spread	1,200 - 4,000 bps
			Liquidity Discount	0.0% - 10.0%
			Volatility	57.0% - 150.0%

Convertible Bonds	2,818,931	Market Comparable Companies Model	EBITDA Multiple	7 x
			Credit Spread	1,300 - 1,860 bps
			Liquidity Discount	12.5% - 20.0%
			Volatility	42.0% - 132.0%

Warrants	3,183,633	Model	Liquidity Discount	20.0% - 90.0%
			Volatility	50.0% - 75.0%

168	AQR Funds	Semi-Annual Report	June 2012

Notes to Financial Statements (Unaudited)	June 30, 2012

Level 3 values are based on significant unobservable inputs that reflect the Advisor’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments in corporate bonds, convertible bonds, preferred stocks and warrants potentially include credit spread, liquidity discount and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discount, theoretical value, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	CONVERTIBLE PREFERRED STOCK	CORPORATE BONDS	CONVERTIBLE BONDS	WARRANTS	RIGHTS	SHORT COMMON STOCK
Balance as of December 31, 2011	$13,402,480	$1,181,492	$4,152,274	$4,372,176	$2,984,201	$—	$(64,415)
Accrued discounts/(premiums)	—	—	72,264	339,004	—	—	—
Realized gain/(loss)	568,656	—	(4,252)	—	(16,617)	—	—
Change in unrealized appreciation/(depreciation)	(1,761,847)	(164,241)	(5,957,620)	(5,102,515)	(315,530)	—	32,208
Purchases	10,021,700	—	44,770,588	—	426	—	—
Sales	(8,684,406)	—	(1,904,610)	—	—	—	—
Transfers in to Level 3	47,703,115	1,416,466	54,057,454	3,210,266	531,153	—	—
Transfers out of Level 3	—	—	—	—	—	—	—

Balance as of June 30, 2012	$61,249,698	$2,433,717	$95,186,098	$2,818,931	$3,183,633	$—	$(32,207)

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2012 is $(1,193,191), $(164,241), $(5,957,620), $(2,160,366), $(315,491) and $32,208 for common stocks, convertible preferred stock, corporate bonds, convertible bonds, warrants and short common stock, respectively.

There were no transfers between Levels 1 and 2 during the period.

AQR Funds	Semi-Annual Report	June 2012	169

Notes to Financial Statements (Unaudited)	June 30, 2012

AQR MANAGED FUTURES STRATEGY	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$1,551,064,930	$—	$1,551,064,930
Total Return Swap Contracts*		714	—	714

Total Assets	$—	$1,551,065,644	$—	$1,551,065,644
LIABILITIES
Total Return Swap Contracts*	$—	$(5,427,849)	$—	$(5,427,849)
Futures Contracts*	(18,787,749)	—	—	(18,787,749)
Forward Foreign Currency Exchange Contracts*	—	(19,432,738)	—	(19,432,738)

Total Liabilities	$(18,787,749)	$(24,860,587)	$—	$(43,648,336)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$148,389,476	$—	$148,389,476
U.S. Treasury Obligations	—	154,144,834	—	154,144,834
Money Market Funds	—	311,621,243	—	311,621,243
Interest Rate Swap Contracts*	—	5,673,588	—	5,673,588
Total Return Swap Contracts*	—	303,093	—	303,093

Total Assets	$—	$620,132,234	$—	$620,132,234
LIABILITIES
Credit Default Swap Contracts*	$—	$(7,866,513)	$—	$(7,866,513)
Total Return Swap Contracts*	—	(627,997)	—	(627,997)
Forward Foreign Currency Exchange Contracts*	—	(485,121)	—	(485,121)
Futures Contracts*	(1,689,019)	—	—	(1,689,019)

Total Liabilities	$(1,689,019)	$(8,979,631)	$—	$(10,668,650)

*	Derivative instruments, including futures, forward foreign currency exchange, interest rate swap and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap contracts are reported at market value.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

170	AQR Funds	Semi-Annual Report	June 2012

Notes to Financial Statements (Unaudited)	June 30, 2012

AQR MULTI-STRATEGY ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$14,053,378	$176,080,064	$—	$190,133,442
Preferred Stock†	421,414	255,416	—	676,830
Convertible Preferred Stock†	5,178,584	—	—	5,178,584
Corporate Bonds†	—	58,814,656	1,132,750	59,947,406
Convertible Bonds†	—	130,194,877	—	130,194,877
Money Market Funds	—	184,831,595	—	184,831,595
Purchased Options	149,370	—	—	149,370
Total Return Swap Contracts*	—	26,087	—	26,087
Forward Foreign Currency Exchange Contracts*	—	474,922	—	474,922

Total Assets	$19,802,746	$550,677,617	$1,132,750	$571,613,113
LIABILITIES
Common Stocks (Sold Short)†	$(127,128,525)	$(155,187,268)	$(1,062)	$(282,316,855)
Exchange Traded Funds (Sold Short)	(19,485,174)	—	—	(19,485,174)
Written Options Contracts*	(75,095)	—	—	(75,095)
Futures Contracts*	(752,141)	—	—	(752,141)
Credit Default Swaps Contracts*	—	(729,796)	—	(729,796)
Total Return Swap Contracts*	—	(298,142)	—	(298,142)
Total Return Basket Swap Contracts*	—	(5,303,924)	—	(5,303,924)

Total Liabilities	$(147,440,935)	$(161,519,130)	$(1,062)	$(308,961,127)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Written options and credit default swap contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR MULTI-STRATEGY ALTERNATIVE FUND	CORPORATE BONDS	SHORT COMMON STOCK
Balance as of December 31, 2011	$—	$—
Accrued discounts/(premiums)	3,162	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(11,330)	(1,062)
Purchases	1,140,918	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of June 30, 2012	$1,132,750	$(1,062)

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2012 is $(11,330) and $(1,062) for corporate bonds and short common stock, respectively.

There were no transfers between Levels 1 and 2 during the period.

AQR Funds	Semi-Annual Report	June 2012	171

Notes to Financial Statements (Unaudited)	June 30, 2012

AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$439,971,063	$505,147	$—	$440,476,210
Money Market Funds	—	9,777,825	—	9,777,825
Futures Contracts*	39,501	—	—	39,501

Total Assets	$440,010,564	$10,282,972	$—	$450,293,536
LIABILITIES
	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$125,157,793	$—	$—	$125,157,793
Warrants†	—	—	—	—
Rights†	—	—	—	—
Money Market Funds	—	2,558,299	—	2,558,299
Futures Contracts*	18,636	—	—	18,636

Total Assets	$125,176,429	$2,558,299	$—	$127,734,728
LIABILITIES
	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3 and considered quantitatively insignificant to the portfolio.

172	AQR Funds	Semi-Annual Report	June 2012

Notes to Financial Statements (Unaudited)	June 30, 2012

AQR INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$9,121,141	$95,205,846	$—	$104,326,987
Preferred Stocks†	—	—	4,431	4,431
Exchange Traded Funds	493,155	—	—	493,155
Rights†	—	—	212	212
Money Market Funds	—	2,668,467	—	2,668,467

Total Assets	$9,614,296	$97,874,313	$4,643	$107,493,252
LIABILITIES
	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

†	Please refer to the Schedule of Investments to view securities segregated by country.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR INTERNATIONAL MOMENTUM FUND	COMMON STOCKS	PREFERRED STOCKS	RIGHTS
Balance as of December 31, 2011	$1,073	$—	$—
Accrued discounts/(premiums)	—	—	—
Realized gain/(loss)	1,071	—	—
Change in unrealized appreciation/(depreciation)	(1,073)	4,431	212
Purchases	—	—	—
Sales	(1,071)	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of June 30, 2012	$—	$4,431	$212

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2012 is $4,431 and $212 for preferred stocks and rights, respectively.

There were no transfers between Levels 1 and 2 during the period.

AQR Funds	Semi-Annual Report	June 2012	173

Notes to Financial Statements (Unaudited)	June 30, 2012

AQR TAX-MANAGED MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$2,743,204	$1,928	$—	$2,745,132
Exchange Traded Funds	14,172	—	—	14,172
Money Market Funds	—	262,850	—	262,850

Total Assets	$2,757,376	$264,778	$—	$3,022,154
LIABILITIES
	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$2,377,481	$—	$—	$2,377,481
Exchange Traded Funds	11,709	—	—	11,709
Money Market Funds	—	646,642	—	646,642

Total Assets	$2,389,190	$646,642	$—	$3,035,832
LIABILITIES
	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

174	AQR Funds	Semi-Annual Report	June 2012

Notes to Financial Statements (Unaudited)	June 30, 2012

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$293,589	$2,632,541	$—	$2,926,130
Preferred Stocks†	—	—	111	111
Exchange Traded Funds	$9,942	—		9,942
Rights†	—	—	2	2
Money Market Funds	—	91,441	—	91,441

Total Assets	$303,531	$2,723,982	$113	$3,027,626
LIABILITIES
	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period.

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND	PREFERRED STOCKS	RIGHTS
Balance as of December 31, 2011	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	111	2
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of June 30, 2012	$111	$2

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2012 is $111 and $2 for preferred stocks and rights, respectively.

AQR Funds	Semi-Annual Report	June 2012	175

Notes to Financial Statements (Unaudited)	June 30, 2012

6. Investment Transactions

During the period ended June 30, 2012, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Global Equity Fund	$198,784,944	$196,556,431	$—	$—
AQR International Equity Fund	275,503,774	225,286,075	—	—
AQR Diversified Arbitrage Fund	1,988,032,762	2,107,724,633	854,252,884	883,044,913
AQR Managed Futures Strategy Fund	—	—	—	—
AQR Risk Parity Fund	332,282,788	175,946,508	—	—
AQR Multi-Strategy Alternative Fund	345,601,431	81,544,929	322,376,753	90,278,267
AQR Momentum Fund	201,844,762	96,792,479	—	—
AQR Small Cap Momentum Fund	50,927,836	36,891,686	—	—
AQR International Momentum Fund	79,183,837	52,942,546	—	—
AQR Tax-Managed Momentum Fund	3,191,400	594,025	—	—
AQR Tax-Managed Small Cap Momentum Fund	2,960,486	657,142	—	—
AQR Tax-Managed International Momentum Fund	3,974,296	1,042,256	—	—

The AQR Risk Parity Fund had purchases and sales of long-term U.S. Government obligations of $180,015,428 and $88,778,911, respectively.

7. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The effect of such derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations for the period ended June 30, 2012 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Global Equity Fund	$4,167,765	$299,546	$—	$—	$672,518	$—	$—
AQR International Equity Fund	6,844,938	73,119	—	—	1,001,987	—	—
AQR Diversified Arbitrage Fund	—	8,880	—	568,385	3,032,483	85	—
AQR Managed Futures Strategy Fund	331,062	714	—	—	13,896,635	—	—
AQR Risk Parity Fund	3,022,035	150,080	—	—	167,841	52,848	—
AQR Multi-Strategy Alternative Fund	2,746,444	346,867	—	75,095	2,812,333	5,624,704	—
AQR Momentum Fund	39,501	—	—	—	—	—	—
AQR Small Cap Momentum Fund	18,636	—	—	—	—	—	—
AQR International Momentum Fund	—	—	—	—	—	—	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	4,664,636	—	—	—	3,757,077
AQR International Equity Fund	—	—	7,176,054	—	—	—	4,257,666
AQR Diversified Arbitrage Fund	—	—	3,041,680	—	—	—	901,753
AQR Managed Futures Strategy Fund	—	—	12,562,279	—	—	—	31,995,017
AQR Risk Parity Fund	—	—	2,413,475	—	—	—	2,898,596
AQR Multi-Strategy Alternative Fund	—	—	6,383,514	—	—	—	5,908,592
AQR International Momentum Fund	—	—	—	—	—	—	—

176	AQR Funds	Semi-Annual Report	June 2012

Notes to Financial Statements (Unaudited)	June 30, 2012

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	206,806	—	—	—	88,698	—	—
AQR Managed Futures Strategy Fund	5,534,848	50,902	—	—	2,804,693	1,385,888	—
AQR Risk Parity Fund	773,838	10,513,107	—	—	1,646,130	5,467,516	—
AQR Multi-Strategy Alternative Fund	560,431	171,028	—	—	477,497	272,371	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	6,098,015	—	—	—	25,283	—
AQR Risk Parity Fund	—	2,751,626	—	—	—	10,618,139	—
AQR Multi-Strategy Alternative Fund	—	—	—	—	—	729,796	—

Commodity Exposure:
AQR Managed Futures Strategy Fund	10,399,716	242,890	—	—	18,352,047	4,335,753	—
AQR Risk Parity Fund	4,416,797	205,861	—	—	8,087,718	—	—
AQR Multi-Strategy Alternative Fund	1,280,748	—	—	—	2,049,934	196,799	—

Netting:
AQR Global Equity Fund	(672,518)	—	(3,757,077)	—	(672,518)	—	(3,757,077)
AQR International Equity Fund	(1,001,987)	—	(4,257,666)	—	(1,001,987)	—	(4,257,666)
AQR Diversified Arbitrage Fund	(206,806)	(25,368)	(901,753)	—	(206,806)	(25,368)	(901,753)
AQR Managed Futures Strategy Fund	(16,265,626)	(294,506)	(12,562,279)	—	(16,265,626)	(294,506)	(12,562,279)
AQR Risk Parity Fund	(8,212,670)	(13,620,674)	(2,413,475)	—	(8,212,670)	(13,620,674)	(2,413,475)
AQR Multi-Strategy Alternative Fund	(4,587,623)	(517,895)	(5,908,592)		(4,587,623)	(517,895)	(5,908,592)
AQR Momentum Fund	—	—	—	—			—
AQR Small Cap Momentum Fund	—	—	—	—	—		—
AQR International Momentum Fund	—	—	—	—	—		—

Net Fair Value of Derivative Contracts:
AQR Global Equity Fund	3,495,247	299,546	907,559	—	—	—	—
AQR International Equity Fund	5,842,951	73,119	2,918,388	—	—	—	—
AQR Diversified Arbitrage Fund	—	6,081,527	2,139,927	568,385	2,914,375	—	—
AQR Managed Futures Strategy Fund	—	—	—	—	18,787,749	5,427,135	19,432,738
AQR Risk Parity Fund	—	—	—	—	1,689,019	2,517,829	485,121
AQR Multi-Strategy Alternative Fund	—	—	474,922	75,095	752,141	6,305,775	—
AQR Momentum Fund	39,501	—	—	—	—	—	—
AQR Small Cap Momentum Fund	18,636	—	—	—	—	—	—
AQR International Momentum Fund	—	—	—	—	—	—	—

AQR Funds	Semi-Annual Report	June 2012	177

Notes to Financial Statements (Unaudited)	June 30, 2012

The following is the effect of Derivative Instruments on the Statements of Operations for the period ended June 30, 2012:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS					NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS	*	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS	*	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS
Equity Risk Exposure:
AQR Global Equity Fund	$(3,926,851)	$116,714		$—	$—	$1,187,750	$404,518		$—	$—
AQR International Equity Fund	(7,435,445)	(713,951)		—	—	1,796,809	892,413		—	—
AQR Diversified Arbitrage Fund	(5,656,546)	—		—	218,996	(2,278,196)	8,795		—	(387,514)
AQR Managed Futures Strategy Fund	18,664,179	(1,067,695)		—	—	(16,041,115)	(300,759)		—	—
AQR Risk Parity Fund	(2,080,428)	(589,440)		—	—	2,286,860	62,720		—	—
AQR Multi-Strategy Alternative Fund	(6,468,225)	9,799,607		—	(47,470)	(507,179)	(5,811,726)		—	295
AQR Momentum Fund	464,308	—		—	—	753	—		—	—
AQR Small Cap Momentum Fund	(55,745)	—		—	—	2,448	—		—	—
AQR Tax-Managed Momentum Fund	2,745	—		—	—	—	—		—	—
AQR Tax-Managed Small Cap Momentum Fund	(3,953)	—		—	—	—	—		—	—
Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—		950,304	—	—	—		1,083,356	—
AQR International Equity Fund	—	—		1,044,829	—	—	—		3,421,036	—
AQR Diversified Arbitrage Fund	—	—		(701,605)	—	—	—		1,199,960	—
AQR Managed Futures Strategy Fund	—	—		10,333,798	—	—	—		(27,969,476)	—
AQR Risk Parity Fund	—	—		6,005,916	—	—	—		(1,678,875)	—
AQR Multi-Strategy Alternative Fund	—	—		(1,208,738)	—	—	—		1,097,460	—
AQR International Momentum Fund	—	—		20,568	—	—	—		—	—
AQR Tax-Managed International Momentum Fund	—	—		6,182	—	—	—		—	—
Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	(1,082,217)	—		—	—	551,281	—		—	—
AQR Managed Futures Strategy Fund	16,266,205	982,477		—	—	(6,197,327)	(2,614,324)		—	—
AQR Risk Parity Fund	7,570,115	9,695,530		—	—	(892,494)	(458,943)		—	—
AQR Multi-Strategy Alternative Fund	2,296,805	327,681		—	—	(160,785)	(289,974)		—	—
Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	(13,596,759)		—	—	—	4,441,668		—	—
AQR Risk Parity Fund	—	12,259,292		—	—	—	(6,650,114)		—	—
AQR Multi-Strategy Alternative Fund	—	320,526		—	—	—	62,628		—	—
Commodity Exposure:
AQR Managed Futures Strategy Fund	25,694,666	4,606,026		—	—	(16,295,790)	(1,684,897)		—	—
AQR Risk Parity Fund	(6,595,965)	440,332		—	—	(2,105,767)	209,436		—	—
AQR Multi-Strategy Alternative Fund	2,306,318	127,669		—	—	(994,141)	(118,104)		—	—

*	Swaps and swaps on futures are consolidated for financial reporting purposes.

For swaps, futures and forward foreign currency contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate the position if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

178	AQR Funds	Semi-Annual Report	June 2012

Notes to Financial Statements (Unaudited)	June 30, 2012

As of June 30, 2012, the following Funds had net liability positions:

FUND	DERIVATIVES IN NET LIABILITY POSITION	COLLATERAL POSTED
AQR Global Equity Fund	$—	$—
AQR International Equity Fund	—	—
AQR Diversified Arbitrage Fund	—	—
AQR Managed Futures Strategy Fund	(43,647,622)	110,461,142
AQR Risk Parity Fund	(4,691,969)	57,236,584
AQR Multi-Strategy Alternative Fund	(6,658,089)	35,524,824
AQR Momentum Fund	—	—
AQR Small Cap Momentum Fund	—	—
AQR International Momentum Fund	—	—
AQR Tax-Managed Momentum Fund	—	—
AQR Tax-Managed Small Cap Momentum Fund	—	—
AQR Tax-Managed International Momentum Fund	—	—

For the period ended June 30, 2012, the quarterly average values of the derivatives held by the Funds were as follows:

FUND	SWAP CONTRACTS (NOTIONAL VALUE)	FUTURES CONTRACTS	WRITTEN OPTION CONTRACTS	FORWARD CURRENCY CONTRACTS
AQR Global Equity Fund	$15,726,680	$171,257,382	$—	$413,478,447
AQR International Equity Fund	24,050,911	246,028,929	—	662,370,987
AQR Diversified Arbitrage Fund	169,129,483	458,265,205	519,525	114,687,405
AQR Managed Futures Strategy Fund	655,582,351	6,815,391,101	—	3,437,012,997
AQR Risk Parity Fund	1,392,202,831	468,976,868	—	341,942,797
AQR Multi-Strategy Alternative Fund	111,658,308	1,152,933,308	37,978	667,945,647
AQR Momentum Fund	—	2,173,770	—	—
AQR Small Cap Momentum Fund	—	775,010	—	—
AQR International Momentum Fund	—	—	—	—
AQR Tax-Managed Momentum Fund	—	—	—	—
AQR Tax-Managed Small Cap Momentum Fund	—	—	—	—
AQR Tax-Managed International Momentum Fund	—	—	—	—

*	Values as of each quarter end are used to calculate the average represented.

The Funds’ derivative contracts held at June 30, 2012, are not accounted for as hedging instruments under GAAP.

8. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds pursuant to an Investment Advisory Agreement, dated December 4, 2008, as amended, or an Investment Management Agreement, dated June 10, 2010, as amended, entered into by the Trust, on behalf of the Funds (together, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution. The Adviser provides persons satisfactory to the Funds’ Board of Trustees to serve as officers of the Funds. Pursuant to the Advisory Agreement, the Funds pay the Adviser a management fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Global Equity Fund	0.40%
AQR International Equity Fund	0.45
AQR Diversified Arbitrage Fund	1.00
AQR Managed Futures Strategy Fund	1.05

AQR Funds	Semi-Annual Report	June 2012	179

Notes to Financial Statements (Unaudited)	June 30, 2012

FUND	RATIO
AQR Risk Parity Fund	0.75	*%
AQR Multi-Strategy Alternative Fund	1.85	**
AQR Momentum Fund	0.25
AQR Small Cap Momentum Fund	0.35
AQR International Momentum Fund	0.35
AQR Tax-Managed Momentum Fund	0.30
AQR Tax-Managed Small Cap Momentum Fund	0.40
AQR Tax-Managed International Momentum Fund	0.40

*	The AQR Risk Parity Fund Advisory Fee is based on the following two tier structure. The first tier charges 0.75% on the first $1 billion dollars of net assets and the second tier charges 0.70% on net assets in excess of $1 billion dollars.

**	The AQR Multi-Strategy Alternative Fund Advisory Fee is based on the following two tier structure. The first tier charges 1.85% on the first $1 billion dollars of net assets and the second tier charges 1.80% on net assets in excess of $1 billion dollars

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Adviser has agreed to waive its fee and/or reimburse each Fund at least through May 1, 2013. The Adviser has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios (including the consolidated expenses of the Subsidiaries), exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND CLASS	RATIO
AQR Global Equity Fund — Class I	0.95%
AQR Global Equity Fund — Class N	1.25
AQR International Equity Fund — Class I	1.00
AQR International Equity Fund — Class N	1.30
AQR Diversified Arbitrage Fund — Class I	1.20
AQR Diversified Arbitrage Fund — Class N	1.50
AQR Managed Futures Strategy Fund — Class I	1.25
AQR Managed Futures Strategy Fund — Class N	1.50
AQR Risk Parity Fund — Class I	0.95
AQR Risk Parity Fund — Class N	1.20
AQR Multi-Strategy Alternative Fund — Class I	1.98
AQR Multi-Strategy Alternative Fund — Class N	2.23
AQR Momentum Fund — Class L	0.49
AQR Small Cap Momentum Fund — Class L	0.65
AQR International Momentum Fund — Class L	0.65
AQR Tax-Managed Momentum Fund — Class L	0.54
AQR Tax-Managed Small Cap Momentum Fund — Class L	0.70
AQR Tax-Managed International Momentum Fund — Class L	0.70

The Trust and the Adviser had previously entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Adviser had agreed to waive its fee and/or reimburse each Fund from January 1, 2012 through May 1, 2012 for AQR Global Equity Fund and AQR International Equity Fund. The Adviser had agreed to waive and/or reimburse the Funds to the extent that the total annual fund operating expense ratios exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND CLASS	RATIO
AQR Global Equity Fund — Class I	0.90%
AQR Global Equity Fund — Class N	1.20
AQR International Equity Fund — Class I	0.95
AQR International Equity Fund — Class N	1.25

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense

180	AQR Funds	Semi-Annual Report	June 2012

Notes to Financial Statements (Unaudited)	June 30, 2012

reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the applicable ratios when the waiver was generated. A repayment shall be payable only to the extent it can be made during the thirty six months following the applicable period during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement.

For the period ended June 30, 2012, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at June 30, 2012 are as follows:

			POTENTIAL RECOUPMENT AMOUNTS EXPIRING DECEMBER 31
	FEES WAIVED/ REMIBURSED FOR THE PERIOD ENDED June 30, 2012	TOTAL POTENTIAL RECOUPMENT AMOUNT	2012		2013		2014	2015

AQR GLOBAL EQUITY FUND
Class I	$5,353	$35,565	$—		$—		$30,212	$5,353
Class N	5,258	37,178	—		—		31,920	5,258
Class Y	—	287,811	—		287,811	**	—	—

Totals	$10,611	$360,554	$—		$287,811		$62,132	$10,611

AQR INTERNATIONAL EQUITY FUND
Class I	$—	$68,908	$8,330		$60,578		$—	$—
Class N	197	32,794	1,375		19,745		11,477	197
Class Y	—	488,290	242,140	*	246,150	**	—	—

Totals	$197	$589,992	$251,845		$326,473		$11,477	$197

AQR DIVERSIFIED ARBITRAGE FUND
Class I	$95,238	$1,554,860	$302,711	*	$129,192		$1,027,719	$95,238
Class N	—	296,466	47,119		106,194		143,153	—

Totals	$95,238	$1,851,326	$349,830		$235,386		$1,170,872	$95,238

AQR MANAGED FUTURES STRATEGY FUND
Class I	$114,993	$589,071	$—		$43,567		$430,511	$114,993
Class N	50,816	411,274	—		52,983		307,475	50,816

Totals	$165,809	$1,000,345	$—		$96,550		$737,986	$165,809

AQR RISK PARITY FUND
Class I	$—	$164,271	$—		$19,117		$145,154	$—
Class N	20,374	181,540	—		64,602		96,564	20,374

Totals	$20,374	$345,811	$—		$83,719		$241,718	$20,374

AQR MULTI-STRATEGY ALTERNATIVE FUND
Class I	$224,266	$547,248	$—		$—		$322,982	$224,266
Class N	30,329	89,820	—		—		59,491	30,329

Totals	$254,595	$637,068	$—		$—		$382,473	$254,595

AQR Funds	Semi-Annual Report	June 2012	181

Notes to Financial Statements (Unaudited)	June 30, 2012

			POTENTIAL RECOUPMENT AMOUNTS EXPIRING DECEMBER 31
	FEES WAIVED/ REMIBURSED FOR THE PERIOD ENDED June 30, 2012	TOTAL POTENTIAL RECOUPMENT AMOUNT	2012	2013	2014	2015

AQR MOMENTUM FUND
Class L	$199,813	$908,487	$125,259	$165,059	$418,356	$199,813

AQR SMALL CAP MOMENTUM FUND
Class L	$66,368	$531,163	$124,592	$168,573	$171,630	$66,368

AQR INTERNATIONAL MOMENTUM FUND
Class L	$92,876	$711,209	$121,539	$266,187	$230,607	$92,876

AQR TAX-MANAGED MOMENTUM FUND
Class L	$77,901	$77,901	$—	$—	$—	$77,901

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND
Class L	$77,185	$77,185	$—	$—	$—	$77,185

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND
Class L	$99,380	$99,380	$—	$—	$—	$99,380

*	The Adviser has agreed to forgo future recoupments pertaining to Shareholder Servicing Fee Waivers expiring on December 31, 2012 of $281,012 and $20,131 for the AQR International Equity Fund and AQR Diversified Arbitrage Fund, respectively.
**	The Adviser has agreed to forgo future recoupments incurred in the current period pertaining to Shareholder Servicing Fee Waivers expiring on December 31, 2013 of $447,840 and $429,010 for the AQR Global Equity Fund and AQR International Equity Fund, respectively.

During the period ended June 30, 2012, AQR Diversified Arbitrage Fund Class N and AQR Risk Parity Fund Class I recouped $155,808 and $49,864, respectively.

Pursuant to the Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 1.00% and 0.35% of the average daily net assets for AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund, respectively.

J.P. Morgan Investor Services Co., serves as the Funds’ Administrator and Accounting Agent and JPMorgan Chase Bank, N.A., serves as Custodian.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor. Fees incurred by the Funds for sub-transfer agency services for the period ended June 30, 2012, were as follows:

FUND CLASS	AMOUNT
AQR Global Equity Fund — Class I	$209
AQR Global Equity Fund — Class N	235
AQR International Equity Fund — Class I	31,147
AQR International Equity Fund — Class N	2,603

182	AQR Funds	Semi-Annual Report	June 2012

Notes to Financial Statements (Unaudited)	June 30, 2012

FUND CLASS	AMOUNT
AQR Diversified Arbitrage Fund — Class I	$815,694
AQR Diversified Arbitrage Fund — Class N	341,499
AQR Managed Futures Strategy Fund — Class I	580,842
AQR Managed Futures Strategy Fund — Class N	223,719
AQR Risk Parity Fund — Class I	111,885
AQR Risk Parity Fund — Class N	39,362
AQR Multi-Strategy Alternative Fund — Class I	187,559
AQR Multi-Strategy Alternative Fund — Class N	16,353
AQR Momentum Fund — Class L	193,917
AQR Small Cap Momentum Fund — Class L	56,709
AQR International Momentum Fund — Class L	47,103
AQR Tax-Managed Momentum Fund — Class L	938
AQR Tax-Managed Small Cap Momentum Fund — Class L	958
AQR Tax-Managed International Momentum Fund — Class L	1,012

9. Distribution and Service Plans

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds, as applicable. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds, as applicable.

Pursuant to the Shareholder Services Agreement, between the Trust (excluding the AQR Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund) and the Adviser, the Adviser receives an annual fee (the “Shareholder Services Fee”), payable monthly, at the annual rate of 0.30%, 0.35%, and 0.15% of the average daily net assets of the Class I, Class N and Class L shares, respectively. The Adviser also provides a wide range of services to the Funds and their shareholders under a separate Shareholder Services Agreement. These services include, among others, access to performance information reporting, analysis and explanations of Fund reports as well as electronic access to Fund information. In addition, the Adviser may, from time to time, compensate third parties (including financial intermediaries) from the fees the Adviser receives under the Shareholder Services Agreement for non-distribution shareholder services such third parties provide to clients or customers that are shareholders of the Funds. Fees incurred by the Funds under the Plan and/or the shareholder services agreement for the period ended June 30, 2012, were as follows:

FUND CLASS	AMOUNT
AQR Global Equity Fund — Class I	$3,128
AQR Global Equity Fund — Class N	2,741
AQR International Equity Fund — Class I	233,603
AQR International Equity Fund — Class N	20,929
AQR Momentum Fund — Class L	290,883
AQR Small Cap Momentum Fund — Class L	85,801
AQR International Momentum Fund — Class L	70,656
AQR Tax-Managed Momentum Fund — Class L	1,407
AQR Tax-Managed Small Cap Momentum Fund — Class L	1,437
AQR Tax-Managed International Momentum Fund — Class L	1,518

10. Purchases and Redemption of Shares

Investors may purchase shares of a Fund at their net asset value (“NAV”), based on the next calculation of the NAV after the order is placed. Neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. The AQR Global Equity and AQR International Equity Funds’ Class Y shares charge subscription and redemption fees of 0.10% each, regardless of the period such shares may have been held. Effective May 1, 2011, this fee was eliminated for Class I, Class N and Class L Shares.

AQR Funds	Semi-Annual Report	June 2012	183

Notes to Financial Statements (Unaudited)	June 30, 2012

11. Risks and Concentrations

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

The Funds are not limited in the percentage of its assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and nonconvertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

As of June 30, 2012, a substantial portion of the AQR Global Equity, AQR International Equity, AQR International Momentum and AQR Tax-Managed International Momentum Funds’ net assets consisted of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of June 30, 2012, the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund pledged a substantial portion of their assets for securities sold short to JPMorgan Chase Bank, N.A.

12. Line of Credit

For the period of January 1, 2012 to March 1, 2012, the Trust (excluding the AQR Managed Futures Strategy Fund and AQR Risk Parity Fund) had secured a committed, $150,000,000 line of credit with JPMorgan Chase Bank, N.A. Borrowings, if any, under this arrangement bore interest at the Federal Funds Rate plus the sum of (a) 1.5% per annum

184	AQR Funds	Semi-Annual Report	June 2012

Notes to Financial Statements (Unaudited)	June 30, 2012

plus (b) if the LIBOR Reference Rate exceeded the Federal Funds Rate, the amount of such excess, which was paid quarterly. The maximum loan amount outstanding per Fund was the lesser of an amount which did not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and did not cause the Asset Coverage Ratio for all borrowings to drop below 500%. The agreement was subject to an annual commitment fee which was payable in arrears on a quarterly basis. This line of credit expired on March 16, 2012. For the period ended March 16, 2012, the Funds did not have any outstanding borrowings under this agreement.

Effective March 2, 2012, the Trust (excluding the AQR Managed Futures Strategy Fund and AQR Risk Parity Fund) had secured a committed, $150,000,000 line of credit with Bank of America, N.A. Borrowings, if any, under this arrangement bore interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate and (ii) the Eurodollar Rate, the amount of such excess, which was paid quarterly. The maximum loan amount outstanding per Fund was the lesser of an amount which did not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and did not cause the Asset Coverage Ratio for all borrowings to drop below 500%. The agreement was subject to an annual commitment fee which was payable in arrears on a quarterly basis. For the period ended June 30, 2012, the Funds did not have any outstanding borrowings under this agreement.

13. Principal Ownership

As of June 30, 2012, the Funds had individual shareholder accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF SHAREHOLDERS	TOTAL PERCENTAGE INTEREST HELD
AQR Global Equity Fund	3	92.84%
AQR International Equity Fund	5	61.42%
AQR Risk Parity Fund	2	16.66%
AQR Momentum Fund	1	33.76%
AQR Tax-Managed Momentum Fund	3	78.18%
AQR Tax-Managed Small Cap Momentum Fund	3	86.89%
AQR Tax-Managed International Momentum Fund	3	69.07%

14. New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a Fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

15. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

AQR Funds	Semi-Annual Report	June 2012	185

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ended 6/30/12” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/12	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/12

AQR Global Equity Fund

Class I
Actual Return	$1,000.00	$1,051.10	0.92%	$4.69
Hypothetical Return	$1,000.00	$1,020.29	0.92%	$4.62

Class N
Actual Return	$1,000.00	$1,050.20	1.22%	$6.22
Hypothetical Return	$1,000.00	$1,018.80	1.22%	$6.12

Class Y
Actual Return	$1,000.00	$1,053.00	0.51%	$2.60
Hypothetical Return	$1,000.00	$1,022.33	0.51%	$2.56

AQR International Equity Fund

Class I
Actual Return	$1,000.00	$1,032.60	0.90%	$4.55
Hypothetical Return	$1,000.00	$1,020.39	0.90%	$4.52

Class N
Actual Return	$1,000.00	$1,029.70	1.27%	$6.41
Hypothetical Return	$1,000.00	$1,018.55	1.27%	$6.37

Class Y
Actual Return	$1,000.00	$1,033.40	0.54%	$2.73
Hypothetical Return	$1,000.00	$1,022.18	0.54%	$2.72

186	AQR Funds	Semi-Annual Report	June 2012

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/12	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/12

AQR Diversified Arbitrage Fund

Class I
Actual Return	$1,000.00	$1,011.00	1.21%	$6.05
Hypothetical Return	$1,000.00	$1,018.85	1.21%	$6.07

Class N
Actual Return	$1,000.00	$1,009.20	1.51%	$7.54
Hypothetical Return	$1,000.00	$1,017.35	1.51%	$7.57

AQR Managed Futures Strategy Fund

Class I
Actual Return	$1,000.00	$999.00	1.25%	$6.21
Hypothetical Return	$1,000.00	$1,018.65	1.25%	$6.27

Class N
Actual Return	$1,000.00	$996.90	1.50%	$7.45
Hypothetical Return	$1,000.00	$1,017.40	1.50%	$7.52

AQR Risk Parity Fund

Class I
Actual Return	$1,000.00	$1,045.20	0.95%	$4.83
Hypothetical Return	$1,000.00	$1,020.14	0.95%	$4.77

Class N
Actual Return	$1,000.00	$1,044.40	1.20%	$6.10
Hypothetical Return	$1,000.00	$1,018.90	1.20%	$6.02

AQR Multi-Strategy Alternative Fund

Class I
Actual Return	$1,000.00	$1,002.10	1.98%	$9.86
Hypothetical Return	$1,000.00	$1,015.02	1.98%	$9.92

Class N
Actual Return	$1,000.00	$1,002.10	2.23%	$11.10
Hypothetical Return	$1,000.00	$1,013.77	2.23%	$11.17

AQR Momentum Fund

Class L
Actual Return	$1,000.00	$1,117.40	0.49%	$2.58
Hypothetical Return	$1,000.00	$1,022.43	0.49%	$2.46

AQR Small Cap Momentum Fund

Class L
Actual Return	$1,000.00	$1,108.70	0.65%	$3.41
Hypothetical Return	$1,000.00	$1,021.63	0.65%	$3.27

AQR International Momentum Fund

Class L
Actual Return	$1,000.00	$1,044.90	0.65%	$3.30
Hypothetical Return	$1,000.00	$1,021.63	0.65%	$3.27

AQR Tax-Managed Momentum Fund

Class L
Actual Return	$1,000.00	$1,082.00	0.54%	$2.40
Hypothetical Return	$1,000.00	$1,022.18	0.54%	$2.72

AQR Funds	Semi-Annual Report	June 2012	187

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/12	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/12

AQR Tax-Managed Small Cap Momentum Fund

Class L
Actual Return	$1,000.00	$1,040.00	0.70%	$3.04
Hypothetical Return	$1,000.00	$1,021.38	0.70%	$3.52

AQR Tax-Managed International Momentum Fund

Class L
Actual Return	$1,000.00	$1,018.00	0.70%	$3.01
Hypothetical Return	$1,000.00	$1,021.38	0.70%	$3.52

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the one-half year period unless stated otherwise).

(1)	Commencement of operations was January 27, 2012.
(a)	Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 156/366 (to reflect the period since commencement of operations).

188	AQR Funds	Semi-Annual Report	June 2012

Board Approval of Investment Advisory Agreements (Unaudited)

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on February 23-24, 2012, to consider the continuation of the: (i) Investment Advisory Agreement between the Trust, on behalf of the AQR Global Equity Fund, AQR International Equity Fund, AQR Managed Futures Strategy Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, and AQR International Momentum Fund and AQR Capital Management, LLC (“AQR”) (the “Investment Advisory Agreement”); (ii) Investment Management Agreement between the Trust, on behalf of AQR Diversified Arbitrage Fund and AQR Risk Parity Fund (“Investment Management Agreement”); and (iii) Amended and Restated Investment Sub-Advisory agreement (the “Sub-Advisory Agreement”) with CNH Partners, LLC (the “Sub-Adviser”) for the AQR Diversified Arbitrage Fund. In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Board requested, reviewed, and considered materials furnished by AQR and CNH relevant to the Board’s consideration of whether to approve the continuation of the Investment Advisory Agreement, the Investment Management Agreement and the Sub-Advisory Agreement. These materials included: (i) memoranda and materials prepared by AQR, describing personnel and services provided to the Funds; (ii) memoranda and materials prepared by CNH, describing personnel and services provided to the AQR Diversified Arbitrage Fund; (iii) performance information of the Funds relevant to consideration of the Investment Advisory Agreement, Investment Management Agreement and Sub-Advisory Agreement; (iv) information independently compiled and prepared by Lipper, Inc. (“Lipper”) relating to the Funds’ fees and expenses; (v) a discussion of the financial statements of AQR and CNH; and (vi) a discussion of the compliance programs of AQR and CNH and regulatory exam histories of each. AQR and the Sub-Advisor are referred to herein as the “Adviser,” as applicable. The Investment Advisory Agreement, Investment Management Agreement and the Sub-Advisory Agreement are referred to collectively herein as the “Advisory Agreement,” as applicable.

At the in person meeting held on February 23-24, 2012, the Board, including the Board Members who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement, Investment Management Agreement and the Sub-Advisory Agreement for an additional one-year period. The Board considered all factors it believed relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser; (b) the investment performance of the Funds and the Adviser’s portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by the Adviser from the relationship with the Funds; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of Funds portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Advisory Agreement:

The nature, extent and quality of the services to be provided by the Adviser. The Board Members reviewed the services that the Adviser provides to the Funds under the Advisory, Investment Management and Sub-Advisory Agreements. The Board considered the size and experience of the Adviser and Sub-Adviser’s staff, their use of technology, and the Funds’ investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Adviser and Sub-Adviser as an investment adviser. In connection with the investment advisory and sub-advisory services to be provided to the Funds, the Board Members took into account detailed discussions they had with officers of the Adviser and Sub-Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objective and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked detailed questions of, and received answers from, the officers of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, its efficacy and potential risks. The Board considered information about how portfolio managers are compensated by the Adviser.

In addition to the investment advisory, investment management and sub-advisory services to be provided to the Funds, the Board Members considered that AQR provides administrative services, has responsibility for overseeing CNH, with respect to the AQR Diversified Arbitrage Fund, fund accounting, marketing services as well as provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board reviewed the compliance and administrative services to be provided to the Funds by AQR. The Board also reviewed a wide range of services to be provided to certain of the Funds’ shareholders under a shareholder services agreement between the Trust, on behalf of the Funds, and AQR. These services include providing information and

AQR Funds	Semi-Annual Report	June 2012	189

Board Approval of Investment Advisory Agreements (Unaudited)

services to Fund shareholders, including professional and informative reporting, access to analysis and explanations of Fund reports, and electronic access to Fund information.

The Independent Trustees had an opportunity to meet outside the presence of management in Executive Session separately with counsel to discuss and consider the Advisory Agreement. Based on the presentations at the February 23-24, 2012, Board Meeting, the Board concluded that the continuation of the Advisory Agreement was in the best interests of the Fund.

Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund that had commenced operations. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such goals as well as the performance of the Funds relative to their peers. The Board also considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds.

The Advisory Fee and the Cost of the Services and Profits to be Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received and reviewed information regarding the management fees to be paid by the Funds to the Adviser pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds.

To assist in this analysis, the Board received materials independently prepared by Lipper Analytical Services (“Lipper Report”). The Lipper Report illustrated comparative fee information for the Funds’ expense group and expense universe, including expense comparisons of contractual management fees and actual total operating expenses. The Board also received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities and the Adviser’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board reviewed the Adviser’s unaudited financial statements. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

The Board concluded that the management fee is reasonable.

Economies of Scale. The Adviser and Sub-Adviser provided to the Board Members information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. The Board noted that none of the Funds, except for the AQR Risk Parity Fund, currently have breakpoints in their advisory fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. However, the Adviser and Sub-Adviser presented information to show that the fees were set at a level that is competitive relative to funds of a larger scale. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser, Sub-Adviser or their affiliates may derive from its relationship with the Funds, both tangible and intangible. The Board also received information regarding the Adviser and Sub-Adviser’s brokerage and soft dollar practices. The Board considered that the Adviser and Sub-Adviser are responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firms’ various advisory clients. The Board noted that the Adviser and Sub-Adviser do not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Trustees, concluded that the proposed management fee rates and projected total expense ratios are reasonable in relation to the services to be provided by the Adviser and Sub-Adviser to the Funds, as well as the costs incurred and benefits to be gained by the Adviser and Sub-Adviser in providing such services, including the investment

190	AQR Funds	Semi-Annual Report	June 2012

Board Approval of Investment Advisory Agreements (Unaudited)

advisory and administrative components. The Board also found the proposed investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar, actual or anticipated size. As a result, all of the Board Members, including the Independent Trustees, approved the continuation of the Advisory Agreement with respect to the Funds. The Independent Board Members were represented by counsel who assisted them in their deliberations.

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on November 15, 2011, to consider the approval of the investment advisory agreement between the Trust, on behalf of the AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund (together, the “Funds”), and AQR Capital Management, LLC (“AQR”) (the “Investment Advisory Agreement”). In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Board requested, reviewed and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the Investment Advisory Agreement. These materials included: (1) memoranda and materials provided by AQR, describing the personnel and services to be provided to the Funds; (2) performance information for strategies and model portfolios relevant to the consideration of the Investment Advisory Agreement; (3) information independently compiled and prepared by Lipper, Inc. (“Lipper”) relating to the Funds’ proposed fees and expenses; (4) a discussion of the financial statements of AQR; and (5) a discussion of the compliance program and the regulatory exam history of AQR. AQR is referred to herein as the “Adviser,” as applicable.

At an in person meeting held on November 15, 2011, the Board, including the Board Members who are not “interested persons” as defined in the 1940 Act (the “Independent Board Members”), unanimously approved the Investment Advisory Agreement for an initial two-year period. The Board considered all factors it believed to be relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Adviser and the Adviser’s portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by the Adviser from the relationship with the Funds; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as the services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Advisory Agreement:

The nature, extent and quality of the services to be provided by the Adviser. The Board Members reviewed the services that the Adviser would provide to the Funds under the Investment Advisory Agreement. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Adviser as an investment adviser. In connection with the investment advisory services to be provided to the Funds, the Board Members took into account detailed conversations they had with officers of the Adviser regarding the management of the Funds’ investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that would be entered into on behalf of the Funds. During these discussions, the Board Members asked detailed questions of, and received answers from, the officers of the Adviser regarding the formulation and proposed implementation of the Funds’ investment strategies, their efficacy and potential risks.

In addition to the investment advisory services to be provided to the Funds, the Board Members considered that AQR also will provide shareholder and administrative services, oversight of Fund accounting, marketing services, and assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members reviewed the compliance and administrative services to be provided to the Funds by AQR. The Board also reviewed a wide range of services to be provided to certain of the Funds’ shareholders under a shareholder services agreement between the Trust, on behalf of the Funds, and AQR. These services include providing information and services to Fund shareholders, including professional and informative reporting, access to analysis and explanations of Fund reports, and electronic access to Fund information.

AQR Funds	Semi-Annual Report	June 2012	191

Board Approval of Investment Advisory Agreements (Unaudited)

Finally, the Independent Board Members had an opportunity to meet outside the presence of management in executive session separately with counsel to discuss and consider the Investment Advisory Agreement. Based on the presentations at the November 15, 2011 Board meeting, the Board concluded that the services to be provided to the Funds by AQR pursuant to the Investment Advisory Agreement were likely to be of a high quality and would benefit the Funds.

Investment Performance and the Adviser’s Portfolio Management. Because the Funds are newly formed, the Board did not consider the investment performance of the Funds. The Board based its review of the Adviser’s performance primarily on the experience of the Adviser in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. The Board reviewed performance information for strategies and model portfolios similar to that of the Funds. The Board also considered the experience, resources and strengths of the Adviser and its affiliates with respect to the investment strategies proposed for the Funds. Based on these factors, the Board Members determined that the AQR would be an appropriate investment adviser for the Funds.

The Advisory Fee and the Cost of the Services and Profits to be Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received and reviewed information regarding the advisory fees to be paid by the Funds to the Adviser pursuant to the Investment Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided to the Funds.

To assist in this analysis, the Board received a report independently prepared by Lipper. The report showed comparative fee information for each Fund’s expense group and expense universe, including expense comparisons of contractual investment advisory fees and actual total operating expenses.

The Board also received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities. The Board took into consideration the Adviser’s profits from the management of other private accounts. The Board also reviewed the Adviser’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board reviewed the Adviser’s unaudited financial statements. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

The Board concluded that the advisory fee is reasonable.

Economies of Scale. Because the Funds are newly formed and had not commenced operations as of November 15, 2011, and the eventual aggregate amount of Fund assets was uncertain, the Adviser was not able to provide the Board Members with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible. The Board also received information regarding the Adviser’s brokerage and soft dollar practices. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients. The Board noted that the Adviser does not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the proposed advisory fee rates and projected total expense ratios are reasonable in relation to the services to be provided by the Adviser to the Funds, as well as the costs incurred and

192	AQR Funds	Semi-Annual Report	June 2012

Board Approval of Investment Advisory Agreements (Unaudited)

benefits to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the proposed investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar, actual or anticipated size. As a result, all of the Board Members, including the Independent Board Members, approved the Investment Advisory Agreement with respect to the Funds. The Independent Board Members were represented by counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	June 2012	193

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

Sub-Adviser

CNH Partners, LLC

Two Greenwich Plaza, 1st Floor,

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

J.P. Morgan Investor Services Co.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website www.aqrfunds.com, or by accessing the SEC’s website at www.SEC.Gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and polices, experienced of its management, marketability of shares and other information.

AQR | FUNDS

P.O. Box 2248
Denver, CO 80201-2248
1-866-290-2688
www.aqrfunds.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
Date: September 4, 2012

By: /s/ Nir Messafi
Nir Messafi,
Principal Financial Officer
Date: September 4, 2012